================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145

              -----------------------------------------------------

                           SPDR(R) INDEX SHARES FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02110
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)               Copy to:

   James E. Ross                             Ryan Louvar
   President                                 Vice President and Senior Counsel
   SSgA Funds Management Inc.                State Street Bank and Trust Company
   State Street Financial Center             One Lincoln Street/CPH0326
   One Lincoln Street                        Boston, MA 02111
   Boston, MA 02111

Registrant's telephone number, including area code:  (866) 787-2257

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2009

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

SPDR DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 98.8%
FINLAND -- 1.9%
Nokia Oyj.....................         70,223   $ 1,028,323
                                                -----------
FRANCE -- 13.5%
AXA...........................         31,156       585,156
BNP Paribas SA................         16,326     1,059,110
France Telecom SA.............         35,635       807,733
GDF Suez......................         24,998       930,584
Sanofi-Aventis................         19,650     1,154,024
Societe Generale..............         10,841       591,290
Total SA (a)..................         39,290     2,120,638
                                                -----------
TOTAL FRANCE..................                    7,248,535
                                                -----------
GERMANY -- 13.6%
Allianz SE....................          8,441       777,044
BASF SE.......................         17,151       681,531
Bayer AG......................         15,430       827,191
Daimler AG (a)................         16,634       601,491
Deutsche Bank AG..............         11,586       701,967
Deutsche Telekom AG...........         55,618       655,306
E.ON AG.......................         37,513     1,327,017
SAP AG........................         16,306       655,729
Siemens AG....................         15,314     1,055,966
                                                -----------
TOTAL GERMANY.................                    7,283,242
                                                -----------
ITALY -- 5.3%
Assicurazioni Generali SpA....         22,189       460,938
Eni SpA.......................         45,694     1,079,962
Intesa Sanpaolo SpA (b).......        179,987       579,393
UniCredit SpA (b).............        296,979       747,721
                                                -----------
TOTAL ITALY...................                    2,868,014
                                                -----------
LUXEMBOURG -- 1.1%
ArcelorMittal (a).............         17,238       565,544
                                                -----------
NETHERLANDS -- 2.6%
Fortis VVPR Strip (b).........         33,296            47
ING Groep NV..................         38,804       390,361
Koninklijke (Royal) Philips
  Electronics NV..............         18,146       334,064
Unilever NV...................         28,989       697,953
                                                -----------
TOTAL NETHERLANDS.............                    1,422,425
                                                -----------
SPAIN -- 9.3%
Banco Bilbao Vizcaya
  Argentaria SA (a)...........         70,305       881,603
Banco Santander SA............        152,455     1,830,480
Iberdrola SA (a)..............         64,224       520,684
Telefonica SA.................         76,692     1,734,062
                                                -----------
TOTAL SPAIN...................                    4,966,829
                                                -----------
SWEDEN -- 1.0%
Telefonaktiebolaget LM
  Ericsson (Class B)..........         56,038       547,517
                                                -----------
SWITZERLAND -- 15.8%
ABB, Ltd. (b).................         43,345       680,734
Credit Suisse Group AG........         20,229       922,586
Nestle SA.....................         66,149     2,488,913
Novartis AG...................         45,753     1,852,753
Roche Holding AG..............         13,133     1,783,591
UBS AG (b)....................         60,220       735,896
                                                -----------
TOTAL SWITZERLAND.............                    8,464,473
                                                -----------
UNITED KINGDOM -- 34.7%
Anglo American PLC............         25,042       727,275
AstraZeneca PLC...............         27,251     1,198,475
Barclays PLC..................        181,536       846,064
BG Group PLC..................         62,871     1,054,028
BHP Billiton PLC..............         41,844       939,943
BP PLC........................        350,909     2,761,179
British American Tobacco PLC..         37,962     1,045,921
Diageo PLC....................         46,675       669,893
GlaxoSmithKline PLC...........         97,883     1,722,407
HSBC Holdings PLC.............        321,706     2,662,252
Rio Tinto PLC (b).............         16,377       567,728
Royal Dutch Shell PLC (Class
  A)..........................         66,970     1,672,052
Tesco PLC.....................        147,369       858,168
Vodafone Group PLC............        987,173     1,905,350
                                                -----------
TOTAL UNITED KINGDOM..........                   18,630,735
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $84,106,131)..........                   53,025,637
                                                -----------
RIGHTS -- 0.2%
UNITED KINGDOM -- 0.2%
Rio Tinto PLC
  (expiring 7/1/09) (b)
  (Cost $173,529).............          8,898       102,283
                                                -----------
SHORT TERM INVESTMENTS -- 5.8%
UNITED STATES -- 5.8%
MONEY MARKET FUNDS -- 5.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............      2,079,543     2,079,543
STIC Prime Portfolio..........      1,026,812     1,026,812
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,106,355)...........                    3,106,355
                                                -----------
TOTAL INVESTMENTS -- 104.8%
  (e)
  (Cost $87,386,015)..........                   56,234,275
OTHER ASSETS AND
  LIABILITIES -- (4.8)%.......                   (2,590,654)
                                                -----------
NET ASSETS -- 100.0%..........                  $53,643,621
                                                ===========




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.
   (e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Banks.................................       21.5%
Oil & Gas.............................       16.2
Health Care...........................       14.4
Telecommunications....................        9.5
Food & Beverage.......................        7.2
Basic Resources.......................        5.4
Utilities.............................        5.2
Technology............................        4.2
Insurance.............................        4.1
Industrial Goods & Services...........        3.2
Chemicals.............................        2.8
Personal & Household Goods............        2.6
Retail................................        1.6
Automobiles & Parts...................        1.1
Short Term Investments................        5.8
Other Assets & Liabilities............       (4.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.7%
BELGIUM -- 0.4%
Fortis (a)..................         201,782   $    687,762
                                               ------------
FINLAND -- 3.1%
Nokia Oyj...................         346,420      5,072,860
                                               ------------
FRANCE -- 34.9%
Air Liquide SA (b)..........          24,028      2,194,395
Alstom SA (b)...............          18,644      1,099,781
AXA (b).....................         154,533      2,902,360
BNP Paribas.................          80,552      5,225,616
Carrefour SA................          56,153      2,395,971
Cie de Saint-Gobain (b).....          37,028      1,237,407
Credit Agricole SA..........          93,424      1,163,122
France Telecom SA...........         175,751      3,983,718
GDF Suez (b)................         123,302      4,590,083
Groupe Danone (b)...........          55,403      2,733,875
L'Oreal SA (b)..............          21,965      1,641,361
LVMH Moet Hennessy Louis
  Vuitton SA (b)............          23,738      1,811,309
Renault SA (a)..............          18,376        674,534
Sanofi-Aventis..............          96,949      5,693,715
Schneider Electric SA.......          23,902      1,820,470
Societe Generale............          53,745      2,931,363
Total SA (b)................         194,313     10,487,848
Vinci SA....................          45,486      2,040,674
Vivendi.....................         113,282      2,706,777
                                               ------------
TOTAL FRANCE................                     57,334,379
                                               ------------
GERMANY -- 27.7%
Allianz SE..................          41,855      3,853,002
BASF SE.....................          85,054      3,379,798
Bayer AG....................          76,489      4,100,522
Daimler AG (b)..............          82,503      2,983,336
Deutsche Bank AG (b)........          57,450      3,480,751
Deutsche Boerse AG..........          17,968      1,393,212
Deutsche Telekom AG.........         275,733      3,248,759
E.ON AG.....................         185,059      6,546,433
Muenchener
  Rueckversicherungs-
  Gesellschaft AG...........          18,190      2,454,212
RWE AG......................          37,713      2,967,058
SAP AG......................          80,869      3,252,065
Siemens AG..................          75,540      5,208,807
Volkswagen AG...............           7,919      2,678,484
                                               ------------
TOTAL GERMANY...............                     45,546,439
                                               ------------
ITALY -- 11.2%
Assicurazioni Generali SpA..         109,575      2,276,229
Enel SpA....................         589,854      2,870,936
Eni SpA.....................         225,402      5,327,300
Intesa Sanpaolo SpA (a).....         892,761      2,873,872
Telecom Italia SpA..........         942,000      1,301,477
UniCredit SpA (a)...........       1,472,582      3,707,604
                                               ------------
TOTAL ITALY.................                     18,357,418
                                               ------------
LUXEMBOURG -- 1.7%
ArcelorMittal (b)...........          85,501      2,805,116
                                               ------------
NETHERLANDS -- 4.8%
Aegon NV....................         129,590        796,696
Fortis VVPR Strip (a).......         129,370            181
ING Groep NV................         191,613      1,927,590
Koninklijke (Royal) Philips
  Electronics NV............          89,604      1,649,590
Unilever NV (b).............         143,691      3,459,576
                                               ------------
TOTAL NETHERLANDS...........                      7,833,633
                                               ------------
SPAIN -- 15.9%
Banco Bilbao Vizcaya
  Argentaria SA (b).........         346,740      4,348,014
Banco Santander SA..........         754,137      9,054,687
Iberdrola SA (b)............         317,137      2,571,131
Repsol YPF SA (b)...........          72,898      1,629,872
Telefonica SA...............         379,381      8,578,080
                                               ------------
TOTAL SPAIN.................                     26,181,784
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $261,413,485).......                    163,819,391
                                               ------------
RIGHTS -- 0.0% (c)
BELGIUM -- 0.0% (c)
Fortis
  (expiring 7/4/14)
  (a)(b)(d)
  (Cost $0).................         211,881              0
                                               ------------
SHORT TERM INVESTMENTS -- 11.3%
UNITED STATES -- 11.3%
MONEY MARKET FUNDS -- 11.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      13,816,855     13,816,855
STIC Prime Portfolio........       4,690,287      4,690,287
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $18,507,142)........                     18,507,142
                                               ------------
TOTAL INVESTMENTS -- 111.0%
  (g)
  (Cost $279,920,627).......                    182,326,533
OTHER ASSETS AND
  LIABILITIES -- (11.0)%....                    (17,995,503)
                                               ------------
NET ASSETS -- 100.0%........                   $164,331,030
                                               ============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at June 30, 2009.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs established under FAS 157.
   (e) Affiliated Fund managed by SSgA Funds Management, Inc.
   (f) Investments of cash collateral for securities loaned.
   (g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Banks.................................       19.9%
Utilities.............................       11.9
Oil & Gas.............................       10.6
Telecommunications....................       10.4
Insurance.............................        9.1
Chemicals.............................        5.9
Technology............................        5.1
Industrial Goods & Services...........        4.9
Automobiles & Parts...................        3.9
Food & Beverage.......................        3.8
Health Care...........................        3.5
Personal & Household Goods............        3.1
Construction & Materials..............        2.0
Basic Resources.......................        1.7
Media.................................        1.6
Retail................................        1.5
Financial Services....................        0.8
Short Term Investments................       11.3
Other Assets & Liabilities............      (11.0)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs established by FAS 157 except for Fortis, which was Level 2 and part of the Financial Services Industry and 0.0% of net assets.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.3%
CHINA -- 38.2%
Agile Property Holdings,
  Ltd. .....................       1,674,188   $  2,406,495
Air China, Ltd. (a).........       1,443,414        707,734
Aluminum Corp. of China,
  Ltd. .....................       1,472,304      1,394,405
Angang Steel Co., Ltd. .....         577,244        957,846
Anhui Conch Cement Co.,
  Ltd. .....................         333,750      2,088,616
Baidu, Inc. ADR (a)(b)......          12,058      3,630,543
Bank of China, Ltd. ........       6,314,382      3,006,441
Bank of Communications Co.,
  Ltd. .....................       1,991,723      2,233,285
China CITIC Bank............       1,780,385      1,155,520
China Communications
  Construction Co., Ltd. ...         902,000      1,054,460
China Construction Bank
  Corp. ....................       9,195,768      7,131,124
China COSCO Holdings Co.,
  Ltd. .....................       1,355,132      1,613,908
China Life Insurance Co.,
  Ltd. .....................       2,185,708      8,037,713
China Mengniu Dairy Co.,
  Ltd. (a)..................         448,390      1,044,887
China Merchants Bank Co.,
  Ltd. .....................       1,124,969      2,575,074
China Merchants Holdings
  International Co., Ltd. ..         454,327      1,310,212
China Merchants Property
  Development Co., Ltd......         495,200      1,169,303
China Mobile, Ltd. .........       1,395,636     13,974,278
China Oilfield Services,
  Ltd. .....................       2,100,557      2,279,428
China Overseas Land &
  Investment, Ltd. .........       1,357,084      3,151,917
China Petroleum & Chemical
  Corp. ....................       5,401,462      4,119,024
China Railway Construction
  Corp. (a).................         310,500        479,169
China Resources Enterprise..         558,746      1,120,369
China Shenhua Energy Co.,
  Ltd. .....................       1,108,556      4,083,751
China Shipping Container
  Lines Co., Ltd. (a).......       5,885,339      1,579,539
China Shipping Development
  Co., Ltd. ................         897,215      1,157,689
China Telecom Corp., Ltd. ..       5,289,930      2,634,709
China Unicom, Ltd. .........       1,250,172      1,655,056
CNOOC, Ltd. ................       5,266,470      6,530,381
COSCO Pacific, Ltd. ........         671,331        756,217
Ctrip.com International,
  Ltd. ADR (a)..............          35,425      1,640,178
Denway Motors, Ltd. ........       2,640,205      1,056,075
Dongfeng Motor Group Co.,
  Ltd. .....................       1,950,763      1,646,182
Focus Media Holding, Ltd.
  ADR (a)(b)................          32,385        261,023
Guangzhou R&F Properties
  Co., Ltd. ................         824,976      1,852,192
Huaneng Power International,
  Inc. .....................       1,856,472      1,303,115
Industrial & Commercial Bank
  of China..................      10,239,180      7,134,350
Inner Mongolia Yitai Coal
  Co., Ltd. ................         144,927        675,360
Jiangsu Expressway Co. .....       1,728,060      1,268,722
Jiangxi Copper Co., Ltd. ...         793,578      1,300,436
Lenovo Group, Ltd. .........       2,747,703      1,031,712
Maanshan Iron & Steel (a)...       1,342,971        845,633
Mindray Medical
  International, Ltd. ADR
  (b).......................          14,982        418,297
NetEase.com ADR (a)(b)......          49,774      1,751,049
PetroChina Co., Ltd. .......       6,443,379      7,150,026
Ping An Insurance Group Co.
  of China, Ltd. ...........         411,864      2,787,371
Samling Global, Ltd. .......       2,860,707        195,634
Semiconductor Manufacturing
  International Corp. (a)...      10,042,837        505,378
Shanghai Electric Group Co.,
  Ltd. .....................       2,411,179      1,032,911
SINA Corp. (a)..............          20,028        590,425
Sinopec Shanghai
  Petrochemical Co., Ltd.
  (a).......................       1,749,252        602,642
Sohu.com, Inc. (a)(b).......           5,167        324,643
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)...........          38,186        682,002
Tencent Holdings, Ltd. .....         287,794      3,358,813
Tingyi Cayman Islands
  Holding Corp. ............         894,383      1,474,857
Yanzhou Coal Mining Co.,
  Ltd. .....................       1,008,882      1,387,692
Zijin Mining Group Co.,
  Ltd. .....................       1,473,790      1,333,058
                                               ------------
TOTAL CHINA.................                    128,648,869
                                               ------------
INDIA -- 19.0%
Apollo Hospitals Enterprise,
  Ltd. .....................          95,178      1,152,348
Axis Bank, Ltd. ............          34,613        598,186
Bharat Heavy Electricals,
  Ltd. .....................          62,402      2,899,632
Bharti Airtel, Ltd. (a).....         297,359      5,009,262
Cipla, Ltd. ................         253,374      1,340,785
HDFC Bank, Ltd. ............          81,883      2,565,628
Hero Honda Motors, Ltd. ....          91,945      2,677,547
Hindustan Unilever, Ltd. ...         460,489      2,585,775
Hindustan Zinc, Ltd. .......          53,636        675,250
Housing Development Finance
  Corp., Ltd. (a)...........          77,982      3,833,579
ICICI Bank, Ltd. ...........             178          2,696
ICICI Bank, Ltd. ADR (b)....          77,845      2,296,428
Idea Cellular, Ltd. (a).....         700,889      1,043,177
Indiabulls Financial
  Services, Ltd. ...........         128,499        534,060
Indiabulls Securities,
  Ltd. .....................         144,069        124,957
Indian Hotels Co., Ltd.
  (a).......................         827,878      1,140,590
Infosys Technologies, Ltd.
  ADR (b)...................         123,795      4,553,180
ITC, Ltd. GDR...............         225,345        894,620
Larsen & Toubro, Ltd. GDR...          94,929      3,087,091
Mahindra & Mahindra, Ltd.
  GDR.......................          77,823      1,127,422
Mercator Lines, Ltd. .......         327,451        406,024
Oil & Natural Gas Corp.,
  Ltd. .....................         118,480      2,634,606
Reliance Capital, Ltd. .....          48,299        912,191
Reliance Communications,
  Ltd. .....................         285,285      1,726,419
Reliance Industries, Ltd.
  GDR (a)(c)................         107,429      8,916,607
Reliance Infrastructure,
  Ltd. .....................         103,475      2,615,765
Satyam Computer Services,
  Ltd. ADR (b)..............          84,031        261,336
Siemens India, Ltd. ........         106,752      1,058,941
State Bank of India.........          17,473        637,589
Steel Authority of India,
  Ltd. .....................         326,111      1,042,561
Sterlite Industries India,
  Ltd. .....................          62,468        797,329
Suzlon Energy, Ltd. ........         193,212        419,255
Tata Consultancy Services,
  Ltd. (a)..................         129,551      1,056,041
Tata Motors, Ltd. (a).......         121,669        739,081
Unitech, Ltd. ..............         167,742        279,599
United Spirits, Ltd. .......          15,589        283,762
Wipro, Ltd. ADR (b).........          98,691      1,164,554
Zee Entertainment
  Enterprises, Ltd. ........         176,805        649,940
                                               ------------
TOTAL INDIA.................                     63,743,813
                                               ------------
INDONESIA -- 3.2%
Astra International Tbk PT..       1,003,220      2,339,127
Bank Central Asia Tbk PT....       6,204,296      2,142,556

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Bank Rakyat Indonesia Tbk
  PT........................       2,955,648   $  1,824,206
Bumi Resources Tbk PT.......       5,132,464        935,232
Indosat Tbk PT (a)..........         910,248        443,643
Perusahaan Gas Negara Tbk
  PT........................       4,377,140      1,350,771
Telekomunikasi Indonesia Tbk
  PT........................       2,289,594      1,682,288
                                               ------------
TOTAL INDONESIA.............                     10,717,823
                                               ------------
MALAYSIA -- 5.6%
Alliance Financial Group
  Bhd.......................       1,992,300      1,331,979
Bintulu Port Holdings Bhd...         687,706      1,183,676
Bursa Malaysia Bhd..........         541,607      1,063,183
Carlsberg Brewery Bhd.......       1,164,903      1,252,726
Ecm Libra Financial Group
  Bhd.......................       4,217,400        761,892
Genting Bhd.................       1,118,500      1,797,873
IJM Corp. Bhd...............         873,500      1,441,337
IOI Corp. Bhd...............       1,433,140      1,924,444
Landmarks Bhd (a)...........       1,382,800        503,552
Lingkaran Trans Kota
  Holdings Bhd..............       2,507,200      1,783,215
Malaysian Airline System
  Bhd.......................       1,113,833        969,653
Naim Cendera Holding Bhd....       1,498,213        801,320
OSK Holdings Bhd............       1,563,300        618,204
Sarawake Energy Bhd.........       2,364,566      1,399,231
Star Publications Malaysia
  Bhd.......................          76,400         67,380
Tan Chong Motor Holdings
  Bhd.......................         595,700        283,021
Uchi Technologies Bhd.......       1,901,700        611,357
Wah Seong Corp Bhd..........       1,453,300        764,895
Zelan Bhd...................       1,503,400        387,077
                                               ------------
TOTAL MALAYSIA..............                     18,946,015
                                               ------------
PHILIPPINES -- 1.2%
Ayala Land, Inc. ...........       6,310,758      1,062,174
First Gen Corp. (a).........       1,621,200        673,745
First Philippine Holdings
  Corp. (a).................       1,142,200        700,154
Philippine Long Distance
  Telephone Co. ............          32,384      1,611,630
                                               ------------
TOTAL PHILIPPINES...........                      4,047,703
                                               ------------
TAIWAN -- 28.7%
Acer, Inc. .................         938,516      1,633,321
Advanced Semiconductor
  Engineering, Inc. ........       1,985,758      1,146,910
Asia Cement Corp. ..........       1,261,282      1,345,470
Asustek Computer, Inc. .....       1,097,969      1,425,586
AU Optronics Corp. ADR (b)..         238,475      2,308,438
Catcher Technology Co.,
  Ltd. .....................         320,490        763,862
Cathay Financial Holding
  Co., Ltd. ................       1,541,900      2,281,599
Chang Hwa Commercial Bank...       3,044,000      1,331,344
Chi Mei Optoelectronics
  Corp. GDR.................          70,037        369,290
China Development Financial
  Holding Corp. ............       4,491,553      1,070,526
China Steel Chemical
  Corp. ....................       1,214,877      2,417,905
China Steel Corp. ..........       2,562,935      2,202,827
Chinatrust Financial Holding
  Co., Ltd. ................       2,944,150      1,776,720
Chunghwa Picture Tubes,
  Ltd. .....................       4,436,000        581,372
Chunghwa Telecom Co.,
  Ltd. .....................       1,046,178      2,088,530
Compal Electronics, Inc. ...       1,948,668      1,582,810
Delta Electronics, Inc. ....         608,503      1,381,697
Epistar Corp. ..............         275,170        743,907
Everlight Electronics Co.,
  Ltd. .....................         207,527        530,045
Far Eastern Textile Co.,
  Ltd. .....................       1,818,764      2,106,462
First Financial Holding Co.,
  Ltd.......................       2,153,948      1,286,723
Formosa Chemicals & Fibre
  Corp. ....................         995,000      1,498,110
Formosa Plastics Corp. .....       1,418,000      2,528,284
Foxconn Technology Co.,
  Ltd. .....................         333,345        928,611
Fubon Financial Holding Co.,
  Ltd. .....................       2,004,000      1,875,123
High Tech Computer Corp. ...         231,190      3,269,496
Hon Hai Precision Industry
  Co., Ltd. ................       1,762,440      5,452,230
Hua Nan Financial Holdings
  Co., Ltd. ................       1,920,140      1,152,903
King Yuan Electronics Co.,
  Ltd. .....................       2,765,859        868,283
Largan Precision Co.,
  Ltd. .....................          56,461        597,134
Lite-On Technology Corp. ...         840,523        730,110
Macronix International Co.,
  Ltd. .....................       1,879,741        853,647
MediaTek, Inc. .............         314,638      3,759,162
Mega Financial Holding Co.,
  Ltd. .....................       2,541,000      1,169,433
Motech Industries, Inc. ....         107,610        421,453
Nan Ya Plastics Corp. ......       1,505,000      1,954,069
Novatek Microelectronics
  Corp., Ltd. ..............         214,868        513,430
Polaris Securities Co.,
  Ltd. .....................       6,250,150      3,152,697
Powerchip Semiconductor
  Corp. (a).................       3,104,638        264,003
Powertech Technology,
  Inc. .....................         446,995        933,226
ProMOS Technologies, Inc.
  (a).......................       2,055,000         68,897
Quanta Computer, Inc. ......       1,328,430      2,145,894
Realtek Semiconductor
  Corp. ....................         428,697        797,029
Shin Kong Financial Holding
  Co., Ltd. ................       2,751,505      1,148,906
Siliconware Precision
  Industries Co. ...........       1,045,745      1,212,758
SinoPac Financial Holdings
  Co., Ltd. ................       3,250,000      1,139,134
Tainan Enterprises..........       2,481,826      1,732,210
Taishin Financial Holdings
  Co., Ltd. ................       3,191,000      1,196,260
Taiwan Cement Corp. ........       1,541,322      1,475,084
Taiwan Fu Hsing Industrial
  Co., Ltd. ................       2,093,000        924,977
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR (b)...................       1,184,281     11,144,084
Tatung Co., Ltd. (a)........       2,325,000        573,987
Tripod Technology Corp. ....         500,742        839,403
Uni-President Enterprises
  Corp. ....................       1,565,145      1,612,371
United Integrated Services
  Co., Ltd. ................       1,548,000        707,711
United Microelectronics
  Corp. ADR (b).............         838,207      2,212,867
Via Technologies, Inc. (a)..         944,000        351,015
Walsin Lihwa Corp. .........       5,476,000      1,752,454
Wistron Corp. ..............         770,022      1,279,067
Yageo Corp. ................       4,429,000        894,979
Yuanta Financial Holding
  Co., Ltd..................       1,767,000      1,190,207
                                               ------------
TOTAL TAIWAN................                     96,696,042
                                               ------------
THAILAND -- 3.4%
Advanced Info Service PCL...         635,723      1,688,668
Bangkok Expressway PCL......       2,414,765      1,183,639
Electricity Generating PCL..         404,796        885,157
Electricity Generating PCL
  (Foreign ownership
  limit)....................         207,900        457,661
IRPC PCL....................       4,075,939        387,615
Kasikornbank PCL............         894,098      1,738,597
PTT Exploration & Production
  PCL.......................         534,805      2,134,825
PTT PCL.....................         340,936      2,341,621
Thai Oil PCL................         637,091        663,831
                                               ------------
TOTAL THAILAND..............                     11,481,614
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $344,929,642).......                    334,281,879
                                               ------------

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
PREFERRED STOCK -- 0.0% (d)
MALAYSIA -- 0.0% (d)
Malaysian Airline System Bhd
  (a) (Cost $838)...........           3,992   $        863
                                               ------------
WARRANTS -- 0.0% (d)
MALAYSIA -- 0.0% (d)
IJM Land Bhd
  (expiring 9/11/13) (a)
  (Cost $0).................          27,580          4,433
                                               ------------
SHORT TERM INVESTMENTS -- 4.2%
UNITED STATES -- 4.2%
MONEY MARKET FUNDS -- 4.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      12,256,817     12,256,817
STIC Prime Portfolio........       1,889,233      1,889,233
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $14,146,050)........                     14,146,050
                                               ------------
TOTAL INVESTMENTS -- 103.5%
  (g)
  (Cost $359,076,530).......                    348,433,225
OTHER ASSETS AND
  LIABILITIES -- (3.5)%.....                    (11,882,552)
                                               ------------
NET ASSETS -- 100.0%........                   $336,550,673
                                               ============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at June 30, 2009.
   (c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 2.7% of net assets as of June 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (d) Amount shown represents less than 0.05% of net assets.
   (e) Affiliated Fund managed by SSgA Funds Management, Inc.
   (f) Investments of cash collateral for securities loaned.
   (g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt

At June 30, 2009, open futures contracts purchased were as follows:

                                                                  NET UNREALIZED
                   EXPIRATION              AGGREGATE               APPRECIATION/
FUTURES               DATE     CONTRACTS  FACE VALUE     VALUE    (DEPRECIATION)
-------            ----------  ---------  ----------  ----------  --------------
MSCI Taiwan Stock
  Index..........   7/31/2009      59     $1,360,359  $1,359,360       $(999)

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*



                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       13.8%
Oil, Gas & Consumable Fuels...........       12.5
Wireless Telecommunication Services...        8.1
Semiconductors & Semiconductor
  Equipment...........................        7.5
Computers & Peripherals...............        4.6
Insurance.............................        4.2
Electronic Equipment, Instruments &
  Components..........................        4.0
Real Estate Management & Development..        3.2
Metals & Mining.......................        3.1
Internet Software & Services..........        2.9
Automobiles...........................        2.7
Chemicals.............................        2.7
Construction & Engineering............        2.4
Transportation Infrastructure.........        2.2
Electrical Equipment..................        2.1
IT Services...........................        2.1
Diversified Telecommunication
  Services............................        1.9
Food Products.........................        1.8
Capital Markets.......................        1.7
Construction Materials................        1.5
Hotels, Restaurants & Leisure.........        1.5
Electric Utilities....................        1.4
Marine................................        1.4
Diversified Financial Services........        1.3
Thrifts & Mortgage Finance............        1.1
Energy Equipment & Services...........        1.0
Independent Power Producers & Energy
  Traders.............................        1.0
Industrial Conglomerates..............        0.9
Household Products....................        0.8
Airlines..............................        0.5
Beverages.............................        0.5
Textiles, Apparel & Luxury Goods......        0.5
Gas Utilities.........................        0.4
Pharmaceuticals.......................        0.4
Building Products.....................        0.3
Distributors..........................        0.3
Health Care Providers & Services......        0.3
Media.................................        0.3
Machinery.............................        0.2
Health Care Equipment & Supplies......        0.1
Paper & Forest Products...............        0.1
Short Term Investments................        4.2
Other Assets & Liabilities............       (3.5)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.1%
CHINA -- 99.1%
AIR FREIGHT & LOGISTICS -- 0.1%
Sinotrans, Ltd. ............       2,330,000   $    529,132
                                               ------------
AIRLINES -- 0.3%
Air China, Ltd. (a).........       2,240,000      1,098,316
                                               ------------
AUTOMOBILES -- 1.4%
Brilliance China Automotive
  Holdings, Ltd. (a)........       2,748,000        319,120
Denway Motors, Ltd. ........       5,094,000      2,037,587
Dongfeng Motor Group Co.,
  Ltd. .....................       3,080,000      2,599,106
                                               ------------
                                                  4,955,813
                                               ------------
BEVERAGES -- 0.3%
Tsingtao Brewery Co.,
  Ltd. .....................         364,000      1,155,399
                                               ------------
BIOTECHNOLOGY -- 0.1%
American Oriental
  Bioengineering, Inc.
  (a)(b)....................          49,331        260,961
                                               ------------
CHEMICALS -- 0.6%
China Bluechemical, Ltd. ...       1,912,000      1,004,102
Sinofert Holdings, Ltd. ....         950,000        480,513
Sinopec Shanghai
  Petrochemical Co., Ltd.
  (a).......................       2,478,000        853,705
                                               ------------
                                                  2,338,320
                                               ------------
COMMERCIAL BANKS -- 18.4%
Bank of China, Ltd. ........      20,646,000      9,830,096
Bank of Communications Co.,
  Ltd. .....................       4,885,000      5,477,468
China CITIC Bank............       1,423,393        923,822
China Construction Bank
  Corp. ....................      30,010,000     23,272,121
China Merchants Bank Co.,
  Ltd. .....................       2,950,450      6,753,632
Industrial & Commercial Bank
  of China..................      29,987,000     20,894,033
                                               ------------
                                                 67,151,172
                                               ------------
COMMERCIAL SERVICES &
  SUPPLIES -- 0.0%(c)
Bio-Treat Technology, Ltd.
  (a).......................       1,525,015         57,951
                                               ------------
COMMUNICATIONS EQUIPMENT -- 0.5%
AAC Acoustic Technology
  Holdings, Inc. ...........         724,000        576,394
ZTE Corp. ..................         318,644      1,105,996
                                               ------------
                                                  1,682,390
                                               ------------
COMPUTERS & PERIPHERALS -- 0.5%
Lenovo Group, Ltd. .........       3,440,000      1,291,656
TPV Technology, Ltd. .......       1,460,000        653,699
                                               ------------
                                                  1,945,355
                                               ------------
CONSTRUCTION & ENGINEERING -- 1.3%
China Communications
  Construction Co., Ltd. ...       3,298,394      3,855,904
China Railway Construction
  Corp. (a).................         681,500      1,051,702
                                               ------------
                                                  4,907,606
                                               ------------
CONSTRUCTION MATERIALS -- 1.1%
Anhui Conch Cement Co.,
  Ltd. .....................         364,000      2,277,921
China National Building
  Material Co., Ltd. .......         844,000      1,635,716
                                               ------------
                                                  3,913,637
                                               ------------
DISTRIBUTORS -- 0.6%
China Resources Enterprise..       1,112,000      2,229,725
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
China Communications
  Services Corp., Ltd. .....       1,209,369        747,463
China Telecom Corp., Ltd. ..      12,912,000      6,430,968
                                               ------------
                                                  7,178,431
                                               ------------
ELECTRICAL EQUIPMENT -- 2.0%
Byd Co., Ltd. (a)...........         682,900      2,705,148
Dongfang Electrical
  Machinery Co., Ltd. ......         128,800        460,353
Harbin Power Equipment......         602,000        567,818
Shanghai Electric Group Co.,
  Ltd. .....................       3,346,000      1,433,374
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)...........         112,924      2,016,823
                                               ------------
                                                  7,183,516
                                               ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS  -- 0.0%(C)
China BAK Battery, Inc.
  (a)(b)....................          12,810         37,790
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
China Oilfield Services,
  Ltd. .....................       1,998,000      2,168,138
                                               ------------
FOOD PRODUCTS -- 2.3%
Chaoda Modern Agriculture
  Holdings, Ltd. ...........       1,688,254        991,162
China Foods, Ltd. ..........           1,339            805
China Huiyuan Juice Group,
  Ltd. .....................         657,948        466,079
China Mengniu Dairy Co.,
  Ltd. (a)..................         894,000      2,083,295
China Milk Products Group,
  Ltd. .....................       1,333,000        368,397
China Yurun Food Group,
  Ltd. .....................         710,000      1,071,864
People's Food Holdings,
  Ltd. .....................       1,044,000        407,545
Pine Agritech, Ltd. (a).....         203,000         21,039
Tingyi Cayman Islands
  Holding Corp. ............       1,758,000      2,898,980
                                               ------------
                                                  8,309,166
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
China Medical Technologies,
  Inc. ADR (b)..............          22,152        441,046
Mindray Medical
  International, Ltd. ADR
  (b).......................           9,444        263,677
                                               ------------
                                                    704,723
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
China Travel International
  Investment Hong Kong,
  Ltd. .....................       2,480,000        547,196
Ctrip.com International,
  Ltd. ADR (a)(b)...........          54,016      2,500,941
Home Inns & Hotels
  Management, Inc. ADR (a)..           3,376         53,645
Shanghai Jin Jiang
  International Hotels Group
  Co., Ltd. ................       3,322,000        668,682
                                               ------------
                                                  3,770,464
                                               ------------
HOUSEHOLD DURABLES -- 0.1%
China Digital TV Holding
  Co., Ltd. ADR.............          24,889        217,530
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.2%
China Power International
  Development, Ltd. (a).....       2,181,000        700,730

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
China Resources Power
  Holdings Co. .............         986,000   $  2,193,359
Datang International Power
  Generation Co., Ltd. .....       3,320,000      2,021,974
Huadian Power International
  Co. (a)...................       2,000,000        629,673
Huaneng Power International,
  Inc. .....................       3,322,000      2,331,814
                                               ------------
                                                  7,877,550
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Shanghai Industrial
  Holdings, Ltd. ...........         537,000      2,161,844
                                               ------------
INSURANCE -- 9.6%
China Insurance
  International Holdings
  Co., Ltd. (a).............         638,000      1,350,082
China Life Insurance Co.,
  Ltd. .....................       6,439,000     23,678,750
PICC Property & Casualty
  Co., Ltd. (a).............       2,350,000      1,622,247
Ping An Insurance Group Co.
  of China, Ltd. ...........       1,240,500      8,395,330
                                               ------------
                                                 35,046,409
                                               ------------
INTERNET SOFTWARE & SERVICES -- 5.3%
Baidu, Inc. ADR (a)(b)......          17,487      5,265,161
Giant Interactive Group,
  Inc. ADR (b)..............          31,182        253,198
NetEase.com ADR (a)(b)......         122,481      4,308,882
SINA Corp. (a)..............          39,501      1,164,489
Sohu.com, Inc. (a)(b).......          26,553      1,668,325
Tencent Holdings, Ltd. .....         564,400      6,587,052
The9, Ltd. ADR..............           2,383         24,187
                                               ------------
                                                 19,271,294
                                               ------------
IT SERVICES -- 0.1%
Travelsky Technology,
  Ltd. .....................         880,000        488,255
                                               ------------
MACHINERY -- 0.3%
China Infrastructure
  Machinery Holdings,
  Ltd. .....................           1,148            557
Guangzhou Shipyard
  International Co., Ltd. ..         122,000        219,126
Weichai Power Co., Ltd. ....         290,800        964,324
                                               ------------
                                                  1,184,007
                                               ------------
MARINE -- 1.8%
China COSCO Holdings Co.,
  Ltd. .....................       2,395,875      2,853,392
China Shipping Container
  Lines Co., Ltd. (a).......       4,157,500      1,115,812
China Shipping Development
  Co., Ltd. ................       1,398,000      1,803,859
Yangzijiang Shipbuilding
  Holdings, Ltd. (b)........       1,215,000        654,783
                                               ------------
                                                  6,427,846
                                               ------------
MEDIA -- 0.2%
Focus Media Holding, Ltd.
  ADR (a)(b)................          80,464        648,540
                                               ------------
METALS & MINING -- 3.3%
Aluminum Corp. of China,
  Ltd. .....................       3,206,000      3,036,373
Angang Steel Co., Ltd. .....       1,181,720      1,960,880
Hunan Non-Ferrous Metal
  Corp., Ltd. (a)...........       1,520,000        374,604
Jiangxi Copper Co., Ltd. ...       1,408,000      2,307,289
Maanshan Iron & Steel (a)...       1,876,000      1,181,267
Zijin Mining Group Co.,
  Ltd. .....................       3,404,500      3,079,405
                                               ------------
                                                 11,939,818
                                               ------------
MULTILINE RETAIL -- 0.6%
Golden Eagle Retail Group,
  Ltd. .....................         640,000        743,221
Parkson Retail Group,
  Ltd. .....................         932,000      1,332,451
                                               ------------
                                                  2,075,672
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 18.1%
China Coal Energy Co. ......       3,122,413      3,698,525
China Petroleum & Chemical
  Corp. ....................      15,302,000     11,668,934
China Shenhua Energy Co.,
  Ltd. .....................       2,865,000     10,554,222
CNOOC, Ltd. ................      12,555,000     15,568,099
CNPC Hong Kong, Ltd. .......       2,410,000      1,990,181
PetroChina Co., Ltd. .......      17,722,000     19,665,576
Yanzhou Coal Mining Co.,
  Ltd. .....................       2,120,000      2,916,007
                                               ------------
                                                 66,061,544
                                               ------------
PAPER & FOREST PRODUCTS -- 0.4%
Citic Resources Holdings,
  Ltd. (a)..................       1,597,200        445,152
Lee & Man Paper
  Manufacturing, Ltd. ......         375,200        367,936
Nine Dragons Paper Holdings,
  Ltd. .....................       1,120,000        739,918
                                               ------------
                                                  1,553,006
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 5.7%
Agile Property Holdings,
  Ltd. .....................       1,518,000      2,181,988
China Overseas Land &
  Investment, Ltd. .........       3,027,680      7,031,986
China Resources Land,
  Ltd. .....................         986,000      2,185,725
E-House China Holdings Ltd.
  (a)(b)....................          41,190        635,974
Greentown China Holdings,
  Ltd. (a)..................         500,500        738,798
Guangzhou Investment Co.,
  Ltd. .....................       3,816,000        846,900
Guangzhou R&F Properties
  Co., Ltd. ................       1,015,200      2,279,273
Shanghai Forte Land Co. ....       1,276,000        390,206
Shenzhen Investment, Ltd. ..       1,643,254        684,861
Shimao Property Holdings,
  Ltd. .....................       1,114,000      2,164,740
Yanlord Land Group, Ltd.
  (b).......................         934,000      1,477,777
                                               ------------
                                                 20,618,228
                                               ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co.,
  Ltd. .....................       1,760,000        831,169
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
Actions Semiconductor Co.,
  Ltd. ADR (a)(b)...........          98,253        187,663
Semiconductor Manufacturing
  International Corp. (a)...      13,825,000        695,705
                                               ------------
                                                    883,368
                                               ------------
SOFTWARE -- 0.4%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a)(b)....................          24,605      1,286,595
                                               ------------
SPECIALTY RETAIL -- 0.2%
Xinyu Hengdeli Holdings,
  Ltd. .....................       1,860,907        547,463
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Li Ning Co., Ltd. ..........         707,500      2,085,970
Ports Design, Ltd. .........         331,000        779,020
Weiqiao Textile Co. ........         743,000        384,440
                                               ------------
                                                  3,249,430
                                               ------------

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
TRANSPORTATION INFRASTRUCTURE -- 2.7%
Anhui Expressway Co.,
  Ltd. .....................       1,266,000   $    715,490
Beijing Capital
  International Airport Co.,
  Ltd. (a)..................       1,758,000      1,231,726
China Merchants Holdings
  International Co., Ltd. ..       1,002,893      2,892,195
COSCO Pacific, Ltd. ........       1,112,000      1,252,606
Dalian Port PDA Co., Ltd. ..       1,106,000        448,106
Jiangsu Expressway Co. .....       1,638,000      1,202,601
Shenzhen Expressway Co.,
  Ltd. .....................       1,520,000        723,712
Zhejiang Expressway Co.,
  Ltd. .....................       1,876,000      1,488,687
                                               ------------
                                                  9,955,123
                                               ------------
WATER UTILITIES -- 0.3%
Guangdong Investment,
  Ltd. .....................       2,408,000      1,186,903
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 12.6%
China Mobile, Ltd. .........       4,177,000     41,823,627
China Unicom, Ltd. .........       3,214,492      4,255,545
                                               ------------
                                                 46,079,172
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $359,033,050).......                    361,168,771
                                               ------------
RIGHTS -- 0.0% (c)
HONG KONG -- 0.0% (c)
China Resource Power
  Holdings Co. (expiring
  7/10/09) (a)
  (Cost $0).................          96,000         40,877
                                               ------------
SHORT TERM INVESTMENTS -- 2.9%
UNITED STATES -- 2.9%
MONEY MARKET FUNDS -- 2.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)..........      10,422,490     10,422,490
STIC Prime Portfolio........         355,518        355,518
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $10,778,008)........                     10,778,008
                                               ------------
TOTAL INVESTMENTS -- 102.0%
  (f)
  (Cost $369,811,058).......                    371,987,656
OTHER ASSETS AND
  LIABILITIES -- (2.0)%.....                     (7,449,731)
                                               ------------
NET ASSETS -- 100.0%........                   $364,537,925
                                               ============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at June 30, 2009.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Affiliated Fund managed by SSgA Funds Management, Inc.
   (e) Investments of cash collateral for securities loaned.
   (f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR =  American Depositary Receipt

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ----------   -----------
COMMON STOCKS -- 94.5%
ARGENTINA -- 0.4%
Grupo Financiero Galicia SA
  ADR (a)(b).................           4,242   $    13,956
Telecom Argentina SA ADR
  (a)(b).....................           3,601        46,201
Tenaris SA ADR (a)...........           7,653       206,937
                                                -----------
TOTAL ARGENTINA..............                       267,094
                                                -----------
BRAZIL -- 15.1%
Aracruz Celulose SA ADR
  (a)(b).....................           1,984        29,442
Banco Bradesco SA ADR (a)....          47,571       702,624
Banco do Brasil SA...........          10,913       117,939
Bradespar SA Preference
  Shares.....................           9,651       126,067
Brasil Telecom Participacoes
  SA ADR (a).................           2,732       104,909
Braskem SA Preference Shares
  ADR(b).....................           3,986        29,337
Centrais Eletricas
  Brasileiras SA ADR.........          12,764       185,618
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a).............           2,521        96,958
Companhia de Bebidas das
  Americas Preference ADR
  (a)........................           6,602       428,008
Companhia de Saneamento
  Basico do Estado de Sao
  Paulo......................           5,062        74,982
Companhia Energetica de Minas
  Gerais ADR.................          14,036       188,644
Companhia Siderurgica
  Nacional SA ADR (a)........          16,323       364,819
Cosan SA Industria e Comercio
  (b)........................           3,816        28,039
Cyrela Brazil Realty SA......          10,754        81,486
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes..............           1,007         4,419
Duratex SA Preference
  Shares.....................           4,169        46,183
Empresa Brasileira de
  Aeronautica SA.............          16,424        68,301
Gerdau SA ADR (a)............          24,312       254,547
Investimentos Itau SA (d)....          17,336        87,573
Investimentos Itau SA (d)....             317         1,601
Investimentos Itau SA
  Preference Shares..........          94,259       419,399
Itau Unibanco Banco Multiplo
  SA ADR (a).................          69,637     1,102,354
Lojas Americanas SA
  Preference Shares..........           9,454        44,284
Lojas Renner SA..............           6,958        76,759
Metalurgica Gerdau SA
  Preference Shares..........          11,985       157,778
Natura Cosmeticos SA.........           5,879        77,575
Perdigao SA ADR (a)(b).......           2,723       103,964
Petroleo Brasileiro SA ADR
  (d)........................          47,560     1,586,602
Petroleo Brasileiro SA ADR
  (a)(d).....................          35,489     1,454,339
Souza Cruz SA................           3,881       110,541
Tam SA ADR (a)(b)............           3,036        31,605
Telemig Celular Participacoes
  ADR (a)....................             970        49,198
Tim Participacoes SA ADR.....           3,007        52,412
Tractebel Energia SA ADR
  (a)........................           5,125        48,226
Usinas Siderurgicas de Minas
  Gerais SA ADR (a)..........           9,552       204,462
Vale SA ADR (d)..............          61,513       944,224
Vale SA ADR (a)(d)...........          47,756       841,938
Vivo Participacoes SA
  Preference Shares..........           6,274       119,474
Votorantim Celulose e Papel
  SA ADR (a)(b)..............           4,921        52,704
Weg SA.......................           9,538        67,162
                                                -----------
TOTAL BRAZIL.................                    10,566,496
                                                -----------
CHILE -- 2.1%
Administradora de Fondos de
  Pensiones Caprum SA........           2,262        60,671
Antarchile SA................           6,833       104,852
Cementos Bio-Bio SA..........          32,092        65,241
Companhia General de
  Electricidad...............          15,388       105,145
Empresa Nacional de
  Electricidad SA ADR (a)....           3,757       187,061
Empresas COPEC SA............          15,739       188,216
Enersis SA ADR (a)...........           9,184       169,629
Farmacias Ahumada SA.........          26,891        53,149
Lan Airlines SA ADR (a)......           6,050        72,782
Parque Arauco SA.............          88,008        82,003
SACI Falabella...............          47,306       186,998
Vina Concha y Toro SA ADR
  (a)........................           2,464        89,979
Vina San Pedro SA............      11,011,852        87,058
                                                -----------
TOTAL CHILE..................                     1,452,784
                                                -----------
CHINA -- 19.6%
AAC Acoustic Technology
  Holdings, Inc. ............          56,000        44,583
Agile Property Holdings,
  Ltd. ......................          84,000       120,742
Air China, Ltd. (b)..........          80,000        39,226
Aluminum Corp. of China,
  Ltd. ......................         138,000       130,699
Angang Steel Co., Ltd. ......          30,640        50,842
Anhui Conch Cement Co.,
  Ltd. ......................          28,000       175,225
Baidu, Inc. ADR (a)(b).......             923       277,906
Bank of China, Ltd. .........         691,000       329,003
Bank of Communications Co.,
  Ltd. ......................         184,000       206,316
Beijing Capital International
  Airport Co., Ltd. (b)......          84,000        58,854
Chaoda Modern Agriculture
  Holdings, Ltd. ............          80,550        47,290
China CITIC Bank.............         160,000       103,844
China Coal Energy Co. .......         139,000       164,647
China Communications
  Construction Co., Ltd. ....         131,000       153,142
China Construction Bank
  Corp. .....................         953,000       739,031
China COSCO Holdings Co.,
  Ltd. ......................         100,925       120,198
China Life Insurance Co.,
  Ltd. ......................         242,000       889,930
China Mengniu Dairy Co., Ltd.
  (b)........................          42,000        97,873
China Merchants Bank Co.,
  Ltd. ......................         110,500       252,936
China Merchants Holdings
  International Co., Ltd. ...          28,527        82,268
China Mobile, Ltd. ..........         156,500     1,567,009
China Oilfield Services,
  Ltd. ......................         108,000       117,197
China Overseas Land &
  Investment, Ltd. ..........         115,200       267,560
China Petroleum & Chemical
  Corp. .....................         546,000       416,366
China Power International
  Development, Ltd. (b)......         140,000        44,980
China Railway Construction
  Corp. (b)..................          70,000       108,025
China Railway Group, Ltd.
  (b)........................         125,000       100,483
China Resources Enterprise...          28,000        56,144
China Resources Land, Ltd. ..          56,000       124,139
China Resources Power
  Holdings Co. Ltd. (b)......          56,000       124,572
China Shenhua Energy Co.,
  Ltd. ......................         111,000       408,907

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ----------   -----------
China Shipping Container
  Lines Co., Ltd. (b)........         228,350   $    61,286
China Shipping Development
  Co., Ltd. .................          56,000        72,258
China Telecom Corp., Ltd. ...         498,000       248,035
China Travel International
  Investment Hong Kong,
  Ltd. ......................         134,000        29,566
China Unicom, Ltd. ..........         117,668       155,776
Citic Pacific, Ltd. .........          23,000        47,543
CNOOC, Ltd. .................         534,000       662,156
CNPC Hong Kong, Ltd. ........         140,000       115,612
COSCO Pacific, Ltd. .........          56,000        63,081
Ctrip.com International, Ltd.
  ADR (a)....................           2,835       131,260
Datang International Power
  Generation Co., Ltd. ......         168,000       102,317
Denway Motors, Ltd. .........         192,000        76,799
Dongfang Electrical Machinery
  Co., Ltd. .................           2,400         8,578
Dongfeng Motor Group Co.,
  Ltd. ......................         140,000       118,141
Focus Media Holding, Ltd. ADR
  (a)(b).....................           3,160        25,470
Guangdong Investment, Ltd. ..         114,000        56,191
Guangshen Railway Co.,
  Ltd. ......................         112,000        52,893
Guangzhou Investment Co.,
  Ltd. ......................         194,000        43,055
Guangzhou R&F Properties Co.,
  Ltd. ......................          50,400       113,155
Harbin Power Equipment.......          28,000        26,410
Huadian Power International
  Co. (b)....................         168,000        52,893
Huaneng Power International,
  Inc. ......................         140,000        98,270
Industrial & Commercial Bank
  of China...................       1,261,000       878,627
Jiangsu Expressway Co. ......          86,000        63,140
Jiangxi Copper Co., Ltd. ....          30,000        49,161
Kingboard Chemical Holdings,
  Ltd. ......................          20,000        49,290
Lenovo Group, Ltd. ..........         190,000        71,341
Li Ning Co., Ltd. ...........          28,000        82,554
Maanshan Iron & Steel (b)....          84,000        52,893
NetEase.com ADR (a)(b).......           3,346       117,712
Nine Dragons Paper Holdings,
  Ltd. ......................          42,000        27,747
Parkson Retail Group, Ltd. ..          33,634        48,085
PetroChina Co., Ltd. ........         608,000       674,680
PICC Property & Casualty Co.,
  Ltd. (b)...................         112,000        77,316
Pine Agritech, Ltd. (b)......         115,000        11,918
Ping An Insurance Group Co.
  of China, Ltd. ............          42,000       284,243
Semiconductor Manufacturing
  International Corp. (b)....         472,000        23,752
Shanghai Electric Group Co.,
  Ltd. ......................         140,000        59,974
Shenzhen Expressway Co.,
  Ltd. ......................         112,000        53,326
Shimao Property Holdings,
  Ltd. ......................          42,000        81,615
SINA Corp. (b)...............           1,609        47,433
Sinopec Shanghai
  Petrochemical Co., Ltd.
  (b)........................         112,000        38,586
Sinotrans, Ltd. .............         140,000        31,793
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)............           2,723        48,633
Tencent Holdings, Ltd. ......          28,000       326,785
Tingyi Cayman Islands Holding
  Corp. .....................          84,000       138,518
TPV Technology, Ltd. ........         112,000        50,147
Travelsky Technology, Ltd. ..          67,000        37,174
Weiqiao Textile Co. .........          35,500        18,368
Xinyu Hengdeli Holdings,
  Ltd. ......................         216,000        63,545
Yanzhou Coal Mining Co.,
  Ltd. ......................          84,000       115,540
Zhejiang Expressway Co.,
  Ltd. ......................         106,000        84,116
Zijin Mining Group Co.,
  Ltd. ......................         114,000       103,114
ZTE Corp. ...................          20,952        72,723
                                                -----------
TOTAL CHINA..................                    13,664,531
                                                -----------
CZECH REPUBLIC -- 0.7%
CEZ AS.......................           5,850       262,923
Komercni Banka AS (a)........             637        87,932
Telefonica O2 Czech Republic
  AS.........................           4,112        93,569
Unipetrol (b)................           4,168        25,397
                                                -----------
TOTAL CZECH REPUBLIC.........                       469,821
                                                -----------
EGYPT -- 0.7%
Commercial International
  Bank.......................          16,134       141,641
Egyptian Co. for Mobile
  Services...................           2,571        89,208
Egyptian Financial Group-
  Hermes Holding.............          10,072        40,511
Egyptian Kuwait Holding
  Co. .......................          12,933        23,538
Orascom Construction
  Industries.................           4,057       139,254
Orascom Telecom Holding SAE
  (b)........................           4,183        22,553
Orascom Telecom Holding SAE
  GDR (b)....................           2,742        72,937
                                                -----------
TOTAL EGYPT..................                       529,642
                                                -----------
HUNGARY -- 0.7%
FHB Mortgage Bank NyRt (b)...           9,524        37,016
MOL Hungarian Oil and Gas
  NyRt.......................           2,338       143,825
OTP Bank NyRt (a)(b).........           8,459       151,973
Richter Gedeon NyRt..........             693       124,147
Tiszai Vegyi Kominat NyRt....             984        11,119
                                                -----------
TOTAL HUNGARY................                       468,080
                                                -----------
INDIA -- 8.0%
Ambuja Cements Ltd, GDR......          17,217        31,447
Ambuja Cements, Ltd. ........           1,318         2,407
Bajaj Holdings & Investment,
  Ltd. ......................           1,263        12,125
Bharat Heavy Electricals,
  Ltd. ......................           4,918       228,524
Bharti Airtel, Ltd. (b)......          32,093       540,633
Cipla, Ltd. .................          16,791        88,853
Dr. Reddy's Laboratories,
  Ltd. ADR (a)...............           5,204        88,208
Gail India, Ltd. ............          18,474       111,835
Grasim Industries Ltd, GDR
  (c)........................             731        35,278
Grasim Industries, Ltd.
  (b)(c).....................              56         2,702
HCL Technologies, Ltd. ......           4,723        18,284
HDFC Bank, Ltd. .............           6,801       213,095
Hero Honda Motors, Ltd. .....           5,373       156,468
Hindustan Unilever, Ltd. ....          42,658       239,537
Housing Development Finance
  Corp., Ltd. (b)............           7,301       358,916
ICICI Bank, Ltd. ADR (a).....           8,080       238,360
Indian Hotels Co., Ltd. (b)..          23,095        31,819
Infosys Technologies, Ltd.
  ADR (a)....................          14,069       517,458
ITC Ltd. ....................           1,500         6,006
ITC, Ltd. GDR (c)(d).........          20,595        82,006
ITC, Ltd. GDR (d)............             200           796
ITC, Ltd. GDR (d)............           2,611        10,366
Larsen & Toubro, Ltd. GDR....           5,758       187,250
Mahindra & Mahindra, Ltd.
  GDR........................           4,934        74,010
Maruti Udyog, Ltd. ..........           4,054        90,888
Oil & Natural Gas Corp.,
  Ltd. ......................          12,019       267,263

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ----------   -----------
Reliance Capital, Ltd. ......           2,128   $    40,190
Reliance Communications,
  Ltd. ......................          26,156       158,285
Reliance Industries, Ltd. GDR
  (b)(c).....................          11,153       925,699
Reliance Infrastructure,
  Ltd. ......................           6,249       157,970
Siemens India, Ltd. .........           5,699        56,532
State Bank of India GDR (a)..           1,309        92,939
Suzlon Energy, Ltd. .........          15,955        34,621
Tata Consultancy Services,
  Ltd. ......................          11,588        94,460
Tata Motors, Ltd. ADR (b)....           6,744        57,459
Tata Power Co., Ltd. ........           5,160       124,840
Tata Steel, Ltd. ............           9,058        74,016
Wipro, Ltd. ADR (a)..........           8,473        99,981
                                                -----------
TOTAL INDIA..................                     5,551,526
                                                -----------
INDONESIA -- 1.8%
Astra International Tbk PT...          85,000       198,188
Bank Central Asia Tbk PT.....         497,000       171,631
Bank Danamon Indonesia Tbk
  PT.........................         110,210        52,095
Bank Mandiri Persero Tbk PT..         263,000        81,805
Bank Rakyat Indonesia Tbk
  PT.........................         227,500       140,411
Barito Pacific Tbk PT (b)....         237,000        29,023
Bumi Resources Tbk PT........         427,500        77,899
Indofood Sukses Makmur Tbk
  PT.........................         314,000        58,140
Indosat Tbk PT (b)...........          61,500        29,974
Kalbe Farma Tbk PT...........         344,500        34,087
Medco Energi Internasional
  Tbk PT (b).................         163,500        48,854
Perusahaan Gas Negara Tbk
  PT.........................         358,500       110,632
Telekomunikasi Indonesia Tbk
  PT.........................         180,000       132,256
United Tractors Tbk PT.......          92,500        90,166
                                                -----------
TOTAL INDONESIA..............                     1,255,161
                                                -----------
ISRAEL -- 3.6%
Avner Oil & Gas, Ltd. LP.....         827,908       182,194
Bank Hapoalim BM (b).........          37,880       101,038
Bank Leumi Le-Israel BM (b)..          38,603       101,982
Check Point Software
  Technologies (a)(b)........           6,377       149,668
Formula Systems (1985),
  Ltd. ......................           5,018        40,307
Israel Chemicals, Ltd. ......          17,427       173,357
Israel Discount Bank, Ltd. ..          33,291        43,720
Koor Industries, Ltd. .......             866        19,930
Makhteshim-Agan Industries,
  Ltd. ......................          15,036        74,767
Mizrahi Tefahot Bank, Ltd.
  (b)........................          12,865        76,995
NICE Systems, Ltd. (b).......           2,668        60,891
Ormat Industries, Ltd. ......           7,568        61,832
Partner Communications
  Company, Ltd. .............           5,089        87,024
Retalix, Ltd. (b)............           3,456        30,933
Teva Pharmaceutical
  Industries, Ltd. ..........          25,147     1,231,844
The Israel Corp., Ltd. ......             126        67,795
                                                -----------
TOTAL ISRAEL.................                     2,504,277
                                                -----------
JORDAN -- 0.2%
Arab Bank PLC................           7,995       148,101
                                                -----------
MALAYSIA -- 2.7%
Aeon Co. Bhd (b).............         100,100       121,886
Alliance Financial Group
  Bhd........................         108,300        72,405
Berjaya Sports Toto Bhd......          49,000        70,398
Bintulu Port Holdings Bhd....          45,794        78,820
Bursa Malaysia Bhd...........          22,093        43,369
Carlsberg Brewery Bhd........         160,697       172,812
Dialog Group Bhd.............         163,500        50,701
Digi.Com Bhd.................          14,000        88,421
Genting Bhd..................          84,600       135,986
IGB Corp. Bhd................         114,000        55,460
IOI Corp. Bhd................         127,700       171,478
KFC Holdings Bhd.............          55,200       109,144
KNM Group Bhd................         271,050        64,774
Malaysian Airline System
  Bhd........................          74,300        64,682
Malaysian Resources Corp. Bhd
  (b)........................         113,900        40,829
Multi Purpose Holdings Bhd...          73,200        29,155
Naim Cendera Holding Bhd.....          68,487        36,630
OSK Holdings Bhd.............         104,000        41,127
OSK Property Holdings Bhd....           9,364         1,385
Padiberas Nasional Bhd.......         145,900        75,544
Resorts World Bhd............          11,000         8,450
Sarawake Energy Bhd..........         123,634        73,160
SP Setia Bhd.................          68,500        77,562
Sunrise Bhd (b)..............         113,576        57,515
Ta Enterprise Bhd............         137,300        39,452
Tebrau Teguh Bhd (b).........           9,600         2,117
UEM Land Holdings Bhd (b)....          28,125        12,482
WCT Engineering Bhd..........         126,600        75,276
                                                -----------
TOTAL MALAYSIA...............                     1,871,020
                                                -----------
MEXICO -- 5.5%
Alfa SAB de CV (a)...........          14,907        41,992
America Movil SAB de CV......         657,169     1,274,894
Axtel SAB de CV (b)..........          45,671        24,794
Cemex SAB de CV (a)(b).......         255,245       238,573
Coca-Cola Femsa SAB de CV....          23,005        92,437
Consorcio ARA, SAB de CV
  (a)(b).....................          45,377        19,742
Corporation GEO SAB de CV
  (b)........................          19,267        37,217
Desarrolladora Homex SAB de
  CV (b).....................           8,472        39,400
Empresas ICA SAB de CV
  (a)(b).....................          18,604        31,882
Fomento Economico Mexicano
  SAB de CV..................          69,018       222,562
Grupo Aeroportuario del
  Sureste SAB de CV (a)......          17,980        70,417
Grupo Bimbo SAB de CV (a)....          22,284       118,440
Grupo Elektra SA de CV (a)...           3,289       149,835
Grupo Financiero Banorte SAB
  de CV (a)..................          46,765       113,271
Grupo Iusacell SA de CV
  (a)(b).....................             541         1,869
Grupo Mexico SAB de CV.......         152,701       166,959
Grupo Modelo SAB de CV (b)...          26,126        93,314
Grupo Televisa SA de CV......          53,012       180,125
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (b)..................          47,241        38,380
Industrias CH SAB, Series B
  (a)(b).....................          12,140        37,147
Industrias Penoles SA de CV
  (a)........................           4,207        68,039
Kimberly-Clark de Mexico SAB
  de CV......................          24,468        93,356
Sare Holding SAB de CV (Class
  B) (a)(b)..................          53,958        16,470
Telefonos de Mexico SA de CV
  (a)........................         189,343       154,548
Telmex Internacional SAB de
  CV (a).....................         254,775       161,722
TV Azteca SAB de CV..........         104,392        42,010
Urbi Desarrollos Urbanos SA
  de CV (a)(b)...............          20,332        30,876
Wal-Mart de Mexico SAB de CV
  (a)........................          86,002       254,997
                                                -----------
TOTAL MEXICO.................                     3,815,268
                                                -----------

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ----------   -----------
MOROCCO -- 0.9%
Banque Marocaine du Commerce
  et l'Industrie SA..........             634   $    62,238
Banque Marocaine du Commerce
  Exterieur..................           7,389       243,316
Douja Promotion Groupe Addoha
  SA.........................           4,147        76,524
Holcim Maroc SA..............             396        90,149
ONA SA.......................             712       131,739
                                                -----------
TOTAL MOROCCO................                       603,966
                                                -----------
PERU -- 0.8%
Companhia de Minas
  Buenaventura SA............           7,525       178,553
Credicorp, Ltd. .............           2,721       158,362
Southern Copper Corp. (a)....           7,070       144,511
Volcan Cia Minera SA (b).....          65,254        54,996
                                                -----------
TOTAL PERU...................                       536,422
                                                -----------
PHILIPPINES -- 0.5%
Ayala Land, Inc. ............         362,780        61,060
Banco de Oro Universal Bank..          62,800        41,106
Bank of the Philippine
  Islands....................         108,380        94,586
Filinvest Land, Inc. ........       1,647,000        23,614
Philippine Long Distance
  Telephone Co. .............           2,830       140,838
                                                -----------
TOTAL PHILIPPINES............                       361,204
                                                -----------
POLAND -- 1.2%
Asseco Poland SA.............           1,969        33,682
Bank BPH SA (b)..............             466         5,856
Bank Pekao SA (b)............           4,009       144,211
Bioton SA (b)................          92,200         7,531
BRE Bank SA (b)..............             496        26,646
Cersanit Krasnystaw SA (b)...           4,594        16,410
Getin Holding SA (b).........           7,849        15,535
Globe Trade Centre SA (b)....           4,921        34,090
Grupa Lotos SA (b)...........           2,999        19,032
KGHM Polska Miedz SA.........           4,299       110,073
Orbis SA.....................           2,054        24,263
PBG SA (b)...................             553        40,827
Polimex Mostostal SA.........          19,229        20,902
Polski Koncern Naftowy Orlen
  GDR........................           6,008       115,354
Powszechna Kasa Oszczednosci
  Bank Polski SA.............          12,824       102,736
Telekomunikacja Polska SA....          26,309       127,038
                                                -----------
TOTAL POLAND.................                       844,186
                                                -----------
RUSSIA -- 6.9%
Comstar United Telesystems
  GDR........................          12,426        53,432
Gazprom OAO ADR..............          99,234     2,009,488
JSC MMC Norilsk Nickel ADR
  (b)........................          26,264       241,629
LUKOIL ADR...................          15,966       708,411
Mechel OAO ADR (a)...........           4,694        39,195
Mobile TeleSystems ADR (b)...           6,279       231,883
NovaTek OAO GDR..............           3,236       154,357
OAO Rosneft Oil Co. GDR......          41,010       223,504
Polyus Gold Co. ADR (b)......           5,340       110,271
Rostelecom ADR (a)...........           2,777        88,059
Severstal GDR................           9,255        50,162
Surgutneftegaz ADR...........          69,767       484,881
Tatneft GDR..................           8,129       199,161
Vimpel-Communications ADR
  (b)........................          14,095       165,898
VTB Bank OJSC GDR............          21,249        46,748
Wimm-Bill-Dann Foods OJSC ADR
  (a)(b).....................             807        44,345
                                                -----------
TOTAL RUSSIA.................                     4,851,424
                                                -----------
SOUTH AFRICA -- 9.4%
ABSA Group, Ltd. ............           9,635       137,242
Adcock Ingram Holdings,
  Ltd. ......................           2,963        16,360
Adcorp Holdings, Ltd. .......          12,795        39,764
Afgri, Ltd. .................          70,518        45,566
African Bank Investments,
  Ltd. ......................          40,445       145,440
African Rainbow Minerals,
  Ltd. ......................           4,667        78,504
Allied Electronics Corp.,
  Ltd. (b)...................          16,334        49,071
Anglo Platinum, Ltd. ........           1,816       128,281
AngloGold Ashanti, Ltd. .....           7,055       258,557
Aquarius Platinum, Ltd. .....          11,843        45,346
ArcelorMittal South Africa,
  Ltd. ......................           5,970        73,828
Aspen Pharmacare Holdings,
  Ltd. (b)...................          17,977       127,451
Aveng, Ltd. .................          15,808        71,645
Avusa, Ltd. (b)..............           2,739         7,094
Barloworld, Ltd. ............           6,763        33,979
Bidvest Group, Ltd. .........           9,915       124,206
British American Tobacco
  PLC........................           3,033        83,655
Business Connexion Group,
  Ltd. ......................          58,201        28,639
Cadiz Holdings (b)...........          38,084        11,737
Coronation Fund Managers,
  Ltd. ......................          54,398        43,039
Discovery Holdings, Ltd. ....           8,910        29,813
ElementOne, Ltd. (b).........           5,425         7,383
Eqstra Holdings, Ltd. (b)....           6,136         4,942
FirstRand, Ltd. .............         150,544       274,089
Foschini, Ltd. ..............           8,914        58,003
Freeworld Coatings, Ltd. ....           7,937         6,886
Gold Fields, Ltd. ...........          21,265       257,521
Grindrod, Ltd. ..............          26,606        48,923
Group Five, Ltd. ............           7,553        33,938
Harmony Gold Mining Co., Ltd.
  (b)........................           6,363        65,916
Impala Platinum Holdings,
  Ltd. ......................          18,461       407,469
Imperial Holdings, Ltd. .....           5,218        39,393
Investec, Ltd. ..............           5,769        31,674
Invicta Holdings, Ltd. ......          16,139        46,395
JD Group, Ltd. ..............           5,680        29,752
Kagiso Media, Ltd. ..........          31,575        54,175
Kumba Iron Ore, Ltd. ........           1,649        38,649
Lewis Group, Ltd. ...........           6,833        42,648
Massmart Holdings, Ltd. .....           9,084        94,104
Metorex, Ltd. (b)............          19,709         7,656
MTN Group, Ltd. .............          52,017       796,909
Murray & Roberts Holdings,
  Ltd. ......................          13,987        90,560
Mvelaphanda Resources, Ltd.
  (b)........................           7,299        28,837
Naspers, Ltd. ...............          12,552       329,952
Nedbank Group, Ltd. .........          14,635       185,816
Netcare, Ltd. (b)............          59,501        74,737
Pretoria Portland Cement Co.,
  Ltd. ......................           5,792        21,765
PSG Group, Ltd. .............          11,788        25,797
Reinet Investments SCA, ADR
  (b)........................           4,757         6,437
Remgro, Ltd. ................          12,210       117,175
RMB Holdings, Ltd. ..........          27,072        82,206
Sanlam, Ltd. ................          58,971       131,955
Sappi, Ltd. .................           8,035        23,619
Sasol, Ltd. .................          14,379       502,692
Shoprite Holdings, Ltd. .....          22,540       160,531
Standard Bank Group, Ltd. ...          29,305       336,595
Steinhoff International
  Holdings, Ltd. ............          44,282        76,838

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ----------   -----------
Sun International, Ltd. .....           4,703   $    46,491
Super Group, Ltd. (b)........          37,143         3,078
Telkom SA, Ltd. (b)..........           7,610        37,427
Tiger Brands, Ltd. ..........           5,555       103,655
Truworths International,
  Ltd. ......................          20,556        98,488
Wilson Bayly Holmes-Ovcon,
  Ltd. ......................           6,547        90,035
Woolworths Holdings, Ltd. ...          36,281        60,840
                                                -----------
TOTAL SOUTH AFRICA...........                     6,561,168
                                                -----------
TAIWAN -- 10.5%
Acer, Inc. ..................          76,812       133,678
Advanced Semiconductor
  Engineering, Inc. .........         152,365        88,001
Asustek Computer, Inc. ......          87,743       113,924
AU Optronics Corp. ADR (a)...          30,403       294,301
Cathay Financial Holding Co.,
  Ltd. ......................         116,550       172,463
Chang Hwa Commercial Bank....         166,000        72,603
Chi Mei Optoelectronics Corp.
  (d)........................           7,625        40,205
Chi Mei Optoelectronics Corp.
  (d)........................           1,936        10,208
China Development Financial
  Holding Corp. .............         354,758        84,554
China Steel Chemical Corp. ..         114,345       227,575
China Steel Corp. ...........         198,537       170,641
Chinatrust Financial Holding
  Co., Ltd. .................         219,767       132,624
Chunghwa Telecom Co., Ltd. ..          92,687       185,035
CMC Magnetics Corp. (b)......          92,000        19,881
Compal Electronics, Inc. ....         152,520       123,885
Delta Electronics, Inc. .....          58,099       131,922
Elite Semiconductor Memory
  Technology, Inc. ..........          49,750        67,627
Epistar Corp. ...............          18,850        50,960
Far Eastern Textile Co.,
  Ltd. ......................         139,062       161,059
Formosa Chemicals & Fibre
  Corp. (b)..................          76,000       114,429
Formosa Plastics Corp. ......         114,000       203,261
Foxconn Technology Co.,
  Ltd. ......................          24,595        68,515
Fubon Financial Holding Co.,
  Ltd. ......................         166,000       155,325
Giant Manufacturing Co.,
  Ltd. ......................          70,800       170,257
Grape King, Inc. ............          79,000        50,564
High Tech Computer Corp. ....          26,170       370,097
Hon Hai Precision Industry
  Co., Ltd. .................         116,564       360,599
Hotai Motor Co., Ltd. .......          38,000        82,231
Hua Nan Financial Holdings
  Co., Ltd. .................         149,560        89,800
Innolux Display Corp. .......          53,700        65,713
Lite-On Technology Corp. ....          77,894        67,662
MediaTek, Inc. ..............          15,251       182,213
Mosel Vitelic, Inc. (b)......          10,000         2,207
Nan Ya Plastics Corp. .......         114,000       148,016
National Petroleum Co.,
  Ltd. ......................         167,000       131,065
Novatek Microelectronics
  Corp., Ltd. ...............          15,145        36,189
POU Chen Corp. ..............         103,626        63,483
Powerchip Semiconductor Corp.
  (b)........................         179,660        15,277
Powertech Technology, Inc. ..          24,395        50,931
Precision Silicon Corp. .....          12,098        12,758
ProMOS Technologies, Inc.
  (b)........................         170,000         5,699
Quanta Computer, Inc. .......          98,599       159,273
Shin Kong Financial Holding
  Co., Ltd. .................         104,883        43,794
Siliconware Precision
  Industries Co. ............          76,578        88,808
SinoPac Financial Holdings
  Co., Ltd. .................         241,000        84,471
Solar Applied Materials
  Technology Corp. ..........          49,541       112,943
Taishin Financial Holdings
  Co., Ltd. .................         205,000        76,852
Taiwan Cement Corp. .........         113,681       108,796
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR
  (a)........................         145,329     1,367,546
Taiwan Tea Corp. (b).........          64,000        35,404
Tatung Co., Ltd. (b).........         184,000        45,425
Tripod Technology Corp. .....          23,985        40,206
United Microelectronics Corp.
  ADR (a)....................         106,127       280,175
Visual Photonics Epitaxy Co.,
  Ltd. (b)...................          38,924        49,708
Wistron Corp. ...............          53,941        89,600
                                                -----------
TOTAL TAIWAN.................                     7,310,438
                                                -----------
THAILAND -- 1.6%
Advanced Info Service PCL....          51,015       135,511
Bangkok Expressway PCL.......         146,259        71,691
Banpu PCL....................           6,008        59,604
Electricity Generating PCL...          25,700        56,197
Electricity Generating PCL
  (Foreign ownership limit)..           7,428        16,352
IRPC PCL.....................         373,558        35,525
Kasikornbank PCL.............          24,200        47,057
PTT Exploration & Production
  PCL........................          45,498       181,618
PTT PCL......................          30,824       211,706
Siam Cement PCL..............          16,500        75,066
Siam Commercial Bank PCL.....          48,302       106,330
Thai Oil PCL.................          45,995        47,925
Tisco Financial Group PCL
  Preference Shares..........          76,347        39,888
TMB Bank PCL (b).............       1,869,717        47,196
                                                -----------
TOTAL THAILAND...............                     1,131,666
                                                -----------
TURKEY -- 1.6%
Akbank TAS...................          31,744       142,581
Anadolu Efes Biracilik Ve
  Malt Sanayii AS............           9,099        82,331
Dogan Sirketler Grubu
  Holdings AS (b)............          61,244        44,651
Dogan Yayin Holding AS (b)...          15,629        14,956
Eregli Demir ve Celik
  Fabrikalari TAS (b)........          20,545        59,380
Haci Omer Sabanci Holding
  AS.........................          22,728        61,251
KOC Holding AS (b)...........          32,268        55,874
Migros Ticaret AS (b)........             407         4,636
Tupras-Turkiye Petrol
  Rafinerileri AS............           5,129        62,769
Turkcell Iletisim Hizmet AS..          19,455       108,280
Turkiye Garanti Bankasi AS
  (b)........................          98,881       269,055
Turkiye Is Bankasi...........          36,658       108,337
Ulker Biskuvi Sanayi AS......          21,494        36,099
Yapi ve Kredi Bankasi AS
  (b)........................          34,012        50,480
                                                -----------
TOTAL TURKEY.................                     1,100,680
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $71,020,320).........                    65,864,955
                                                -----------
RIGHTS -- 0.0% (e)
HONG KONG -- 0.0% (e)
China Resource Power Holdings
  Co. (expiring 7/10/09) (b)
  (Cost $0)..................           5,600         2,384
                                                -----------

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ----------   -----------
SHORT TERM INVESTMENTS -- 10.3%
UNITED STATES -- 10.3%
MONEY MARKET FUNDS -- 10.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)...........       5,634,225   $ 5,634,225
STIC Prime Portfolio.........       1,567,795     1,567,795
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $7,202,020)..........                     7,202,020
                                                -----------
TOTAL INVESTMENTS -- 104.8% (h)
  (Cost $78,222,340).........                    73,069,359
OTHER ASSETS AND
  LIABILITIES -- (4.8)%......                    (3,336,761)
                                                -----------
NET ASSETS -- 100.0%.........                   $69,732,598
                                                ===========




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of June 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (e) Amount shown represents less than 0.05% of net assets.
   (f) Affiliated Fund managed by SSgA Funds Management, Inc.
   (g) Investments of cash collateral for securities loaned.
   (h) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt

At June 30, 2009, open futures contracts purchased were as follows:

                                                                  NET UNREALIZED
                   EXPIRATION              AGGREGATE               APPRECIATION/
FUTURES               DATE     CONTRACTS  FACE VALUE     VALUE    (DEPRECIATION)
-------            ----------  ---------  ----------  ----------  --------------
MSCI Taiwan Stock
  Index..........   7/31/2009     156     $3,597,007  $3,594,240      $(2,767)

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       16.6%
Commercial Banks......................       14.2
Metals & Mining.......................        9.5
Wireless Telecommunication Services...        8.2
Semiconductors & Semiconductor
  Equipment...........................        3.3
Pharmaceuticals.......................        2.5
Insurance.............................        2.3
Diversified Telecommunication
  Services............................        2.3
Construction & Engineering............        2.1
Computers & Peripherals...............        1.9
Electric Utilities....................        1.9
Beverages.............................        1.8
Chemicals.............................        1.8
Real Estate Management & Development..        1.8
Industrial Conglomerates..............        1.6
Food Products.........................        1.6
Diversified Financial Services........        1.4
Electronic Equipment, Instruments &
  Components..........................        1.3
Construction Materials................        1.2
Food & Staples Retailing..............        1.1
Internet Software & Services..........        1.1
IT Services...........................        1.1
Automobiles...........................        1.0
Independent Power Producers & Energy
  Traders.............................        1.0
Media.................................        1.0
Specialty Retail......................        0.9
Transportation Infrastructure.........        0.9
Hotels, Restaurants & Leisure.........        0.8
Multiline Retail......................        0.8
Electrical Equipment..................        0.7
Energy Equipment & Services...........        0.6
Thrifts & Mortgage Finance............        0.6
Household Durables....................        0.5
Household Products....................        0.5
Software..............................        0.5
Capital Markets.......................        0.4
Marine................................        0.4
Airlines..............................        0.3
Gas Utilities.........................        0.3
Machinery.............................        0.3
Tobacco...............................        0.3
Communications Equipment..............        0.2
Leisure Equipment & Products..........        0.2
Paper & Forest Products...............        0.2
Personal Products.....................        0.2
Textiles, Apparel & Luxury Goods......        0.2
Water Utilities.......................        0.2
Aerospace & Defense...................        0.1
Air Freight & Logistics...............        0.1
Building Products.....................        0.1
Consumer Finance......................        0.1
Distributors..........................        0.1
Health Care Providers & Services......        0.1
Professional Services.................        0.1
Road & Rail...........................        0.1
Trading Companies & Distributors......        0.1
Biotechnology.........................        0.0**
Short Term Investments................       10.3
Other Assets & Liabilities............       (4.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.2%
BRAZIL -- 25.6%
Banco Bradesco SA ADR (a)...         625,548   $  9,239,344
Companhia de Bebidas das
  Americas ADR (a)..........          63,489      4,115,992
Companhia Energetica de
  Minas Gerais ADR (a)......         148,671      1,998,138
Companhia Siderurgica
  Nacional SA ADR (a).......         170,642      3,813,849
Gerdau SA ADR (a)...........         251,475      2,632,943
Itau Unibanco Banco Multiplo
  SA ADR....................         839,877     13,295,253
Petroleo Brasileiro SA ADR..         472,672     19,370,098
Tele Norte Leste
  Participacoes SA ADR......         124,622      1,853,129
Vale SA ADR (a).............         672,393     11,854,289
                                               ------------
TOTAL BRAZIL................                     68,173,035
                                               ------------
CHINA -- 47.0%
Baidu, Inc. ADR (b).........          11,061      3,330,357
Bank of China, Ltd. ........      13,536,000      6,444,841
Bank of Communications Co.,
  Ltd. .....................       2,161,000      2,423,093
China Communications
  Construction Co., Ltd. ...       2,005,000      2,343,895
China Construction Bank
  Corp. ....................      14,038,000     10,886,172
China Life Insurance Co.,
  Ltd. .....................       3,343,000     12,293,534
China Merchants Bank Co.,
  Ltd. .....................       1,344,550      3,077,698
China Merchants Holdings
  International Co., Ltd. ..             848          2,446
China Mobile, Ltd. .........       2,240,500     22,433,765
China Overseas Land &
  Investment, Ltd. .........       1,584,560      3,680,245
China Petroleum & Chemical
  Corp. ....................       8,558,000      6,526,123
China Shenhua Energy Co.,
  Ltd. .....................       1,260,000      4,641,647
China Telecom Corp., Ltd. ..       6,376,000      3,175,639
China Unicom, Ltd. .........       2,698,000      3,571,781
CNOOC, Ltd. ................       7,195,000      8,921,742
Industrial & Commercial Bank
  of China..................      20,159,000     14,046,180
PetroChina Co., Ltd. .......       9,028,000     10,018,103
Ping An Insurance Group Co.
  of China, Ltd. ...........         543,500      3,678,244
Tencent Holdings, Ltd. .....         328,600      3,820,215
                                               ------------
TOTAL CHINA.................                    125,315,720
                                               ------------
INDIA -- 5.7%
HDFC Bank, Ltd. ADR (a).....          21,328      2,199,557
ICICI Bank, Ltd. ADR (a)....         100,235      2,956,932
Infosys Technologies, Ltd.
  ADR (a)...................         204,333      7,515,368
Reliance Industries, Ltd.
  GDR (b)(c)................          30,799      2,556,317
                                               ------------
TOTAL INDIA.................                     15,228,174
                                               ------------
RUSSIA -- 20.9%
Gazprom OAO ADR.............       1,044,296     21,146,994
JSC MMC Norilsk Nickel ADR
  (b).......................         387,582      3,565,754
LUKOIL ADR..................         204,692      9,082,184
Mobile TeleSystems ADR......          75,384      2,783,931
NovaTek OAO GDR.............          70,318      3,354,169
OAO Rosneft Oil Co. GDR.....         857,153      4,671,484
Rosneft OJSC GDR (b)........           5,891         32,106
Surgutneftegaz ADR..........         923,836      6,420,660
Tatneft GDR (b)(d)..........         129,985      3,184,632
Tatneft GDR (b)(d)..........           3,019         73,966
Vimpel-Communications ADR
  (b).......................         122,132      1,437,494
                                               ------------
TOTAL RUSSIA................                     55,753,374
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $326,682,660).......                    264,470,303
                                               ------------
SHORT TERM INVESTMENTS -- 8.7%
UNITED STATES -- 8.7%
MONEY MARKET FUNDS -- 8.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      20,315,924     20,315,924
STIC Prime Portfolio........       2,969,934      2,969,934
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $23,285,858)........                     23,285,858
                                               ------------
TOTAL INVESTMENTS -- 107.9%
  (g)
  (Cost $349,968,518).......                    287,756,161
OTHER ASSETS AND
  LIABILITIES -- (7.9)%.....                    (21,079,002)
                                               ------------
NET ASSETS -- 100.0%........                   $266,677,159
                                               ============




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.0% of net assets as of June 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (d) Reflects separate holdings of the issuer's commom stock traded on different securities exchanges.
   (e) Affiliated Fund managed by SSgA Funds Management, Inc.
   (f) Investments of cash collateral for securities loaned.
   (g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       32.3%
Commercial Banks......................       29.4
Wireless Telecommunication Services...        9.5
Metals & Mining.......................        8.2
Insurance.............................        6.0
Diversified Telecommunication
  Services............................        3.8
IT Services...........................        2.8
Internet Software & Services..........        2.7
Beverages.............................        1.5
Real Estate Management & Development..        1.4
Construction & Engineering............        0.9
Electric Utilities....................        0.7
Transportation Infrastructure.........        0.0**
Short Term Investments................        8.7
Other Assets & Liabilities............       (7.9)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 98.8%
CZECH REPUBLIC -- 5.4%
CEZ AS........................         51,871   $ 2,331,297
Komercni Banka AS (a).........          4,036       557,132
Telefonica O2 Czech Republic
  AS..........................         41,528       944,976
Unipetrol (b).................         39,968       243,533
                                                -----------
TOTAL CZECH REPUBLIC..........                    4,076,938
                                                -----------
HUNGARY -- 5.0%
Magyar Telekom NyRt...........        236,425       694,948
MOL Hungarian Oil and Gas
  NyRt........................         12,234       752,591
OTP Bank NyRt (a)(b)..........         67,854     1,219,055
Richter Gedeon NyRt...........          6,227     1,115,528
                                                -----------
TOTAL HUNGARY.................                    3,782,122
                                                -----------
POLAND -- 10.3%
Agora SA......................         37,221       164,878
Apator SA.....................         36,646       191,113
Asseco Poland SA..............         16,258       278,113
Bank Pekao SA (b).............         26,806       964,260
Bank Zachodni WBK SA (b)......          7,782       220,034
Bioton SA (b).................        671,773        54,872
BRE Bank SA...................          3,076       165,249
Cersanit Krasnystaw SA (b)....         35,450       126,629
Debica SA.....................         10,285       174,484
Echo Investment SA (b)........        110,280        95,623
Getin Holding SA (b)..........         66,510       131,639
Globe Trade Centre SA (b).....         44,315       306,984
ING Bank Slaski SA (b)........          2,107       232,011
KGHM Polska Miedz SA..........         30,194       773,098
Netia SA (b)..................        184,809       206,114
Orbis SA......................         16,329       192,888
PBG SA (b)....................          3,618       267,112
Polimex Mostostal SA..........        147,229       160,039
Polski Koncern Naftowy Orlen
  SA..........................         49,435       409,700
Powszechna Kasa Oszczednosci
  Bank Polski SA..............        114,781       919,532
Telekomunikacja Polska SA.....        261,287     1,261,677
TVN SA........................         68,522       215,702
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA..............          1,360       179,451
                                                -----------
TOTAL POLAND..................                    7,691,202
                                                -----------
RUSSIA -- 64.4%
Comstar United Telesystems GDR
  (c).........................        156,015       670,865
Comstar United Telesystems GDR
  (c).........................         31,727       136,426
CTC Media, Inc. (a)(b)........         27,363       323,431
Evraz Group SA GDR (c)........         17,886       338,940
Evraz Group SA GDR (c)........             31           587
Gazprom Neft ADR (c)..........            563         9,036
Gazprom Neft ADR (c)..........         75,925     1,229,226
Gazprom OAO ADR...............        730,962    14,801,980
Integra Group Holdings GDR
  (b)(c)......................        171,221       376,686
Integra Group Holdings GDR
  (b)(c)......................          9,481        20,858
JSC MMC Norilsk Nickel ADR
  (a)(b)......................        276,129     2,540,387
LUKOIL ADR....................        158,854     7,048,352
Mechel OAO ADR (a)(b).........         29,573       246,935
Mobile TeleSystems ADR........         10,298       380,305
NovaTek OAO GDR...............         27,026     1,289,140
OAO Rosneft Oil Co. GDR (b)...        577,755     3,148,765
PIK Group GDR (b).............         30,928        38,660
Polymetal GDR (b)(c)..........            362         3,196
Polymetal GDR (b)(c)..........         48,432       427,655
Polyus Gold Co. ADR (b)(c)....         48,444     1,000,369
Polyus Gold Co. ADR (b)(c)....            353         7,289
Rosneft OJSC GDR (b)..........        103,373       563,383
Rostelecom ADR (a)............         39,709     1,259,172
Sberbank GDR..................         17,511     3,856,204
Severstal GDR (c).............          3,047        16,515
Severstal GDR (c).............        191,048     1,035,480
Surgutneftegaz ADR (a)........        589,518     4,097,150
Tatneft OAO GDR (b)...........         35,179       861,894
Uralkali GDR..................         47,447       763,897
Vimpel-Communications ADR
  (a)(b)......................         35,484       417,647
VTB Bank OJSC GDR (a)(b)......        648,505     1,426,711
                                                -----------
TOTAL RUSSIA..................                   48,337,141
                                                -----------
TURKEY -- 13.7%
Akbank TAS....................        254,880     1,144,820
Anadolu Anonim Turk Sigorta...        258,151       216,778
Anadolu Efes Biracilik Ve Malt
  Sanayii AS..................         78,551       710,753
Arcelik AS (b)................        106,157       161,011
Dogan Sirketler Grubu Holdings
  AS (b)......................        386,601       281,860
Dogan Yayin Holding AS (b)....        250,067       239,291
Dogus Otomotiv Servis ve
  Ticaret AS (b)..............        108,022       260,175
Enka Insaat ve Sanayi AS......        111,959       351,284
Eregli Demir ve Celik
  Fabrikalari TAS (b).........        161,746       467,486
Grundig Elektronik AS (b).....        645,601       252,155
Haci Omer Sabanci Holding AS..        181,649       489,537
Hurriyet Gazetecilik ve
  Gazetecilik AS (b)..........        229,432       174,740
KOC Holding AS (b)............        231,376       400,638
Tupras-Turkiye Petrol
  Rafinerileri AS.............         33,458       409,459
Turk Hava Yollari Anonim
  Ortakligi...................        410,020       619,220
Turkcell Iletisim Hizmet AS...        184,011     1,024,147
Turkiye Garanti Bankasi AS
  (b).........................        681,874     1,855,379
Turkiye Is Bankasi............        197,718       584,325
Vestel Elektronik Sanayi (b)..        193,813       190,508
Yapi ve Kredi Bankasi AS (b)..        320,194       475,226
                                                -----------
TOTAL TURKEY..................                   10,308,792
                                                -----------
TOTAL COMMON STOCKS --
   (Cost $112,660,223)........                   74,196,195
                                                -----------
SHORT TERM INVESTMENTS -- 6.1%
UNITED STATES -- 6.1%
MONEY MARKET FUNDS -- 6.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............      3,832,554     3,832,554
STIC Prime Portfolio..........        710,247       710,247
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,542,801)...........                    4,542,801
                                                -----------
TOTAL INVESTMENTS -- 104.9%
  (f)
  (Cost $117,203,024).........                   78,738,996
OTHER ASSETS AND
  LIABILITIES -- (4.9)%.......                   (3,671,524)
                                                -----------
NET ASSETS -- 100.0%..........                  $75,067,472
                                                ===========


SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (d) Affiliated Fund managed by SSgA Funds Management, Inc.
   (e) Investments of cash collateral for securities loaned.
   (f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       46.1%
Metals & Mining.......................       14.5
Commercial Banks......................       13.2
Diversified Telecommunication
  Services............................        7.4
Electric Utilities....................        3.1
Wireless Telecommunication Services...        1.9
Media.................................        1.5
Pharmaceuticals.......................        1.5
Industrial Conglomerates..............        1.4
Chemicals.............................        1.3
Beverages.............................        0.9
Household Durables....................        0.9
Airlines..............................        0.8
Diversified Financial Services........        0.7
Construction & Engineering............        0.6
Energy Equipment & Services...........        0.5
Real Estate Management & Development..        0.5
Software..............................        0.4
Distributors..........................        0.3
Hotels, Restaurants & Leisure.........        0.3
Insurance.............................        0.3
Auto Components.......................        0.2
Building Products.....................        0.2
Electronic Equipment, Instruments &
  Components..........................        0.2
Biotechnology.........................        0.1
Short Term Investments................        6.1
Other Assets & Liabilities............       (4.9)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.6%
ARGENTINA -- 1.9%
Banco Macro SA ADR (a)(b)...           8,100   $    131,139
Grupo Financiero Galicia SA
  ADR (a)(b)................          22,084         72,656
Petrobras Energia
  Participaciones SA ADR....          49,296        292,818
Telecom Argentina SA ADR
  (a)(b)....................          16,393        210,322
Tenaris SA ADR (a)..........          36,941        998,885
                                               ------------
TOTAL ARGENTINA.............                      1,705,820
                                               ------------
BRAZIL -- 63.3%
AES Tiete SA Preference
  Shares....................          34,349        357,546
Aracruz Celulose SA ADR
  (a)(b)....................          12,722        188,794
B2W Companhia Global Do
  Varejo....................          21,255        402,476
Banco Bradesco SA ADR (a)...         229,572      3,390,778
Banco do Brasil SA..........          72,776        786,507
Bradespar SA Preference
  Shares....................          73,920        965,584
Brasil Telecom Participacoes
  SA ADR....................          13,054        501,274
Braskem SA Preference Shares
  ADR (a)(b)................          21,751        160,087
Centrais Eletricas
  Brasileiras SA............           6,465         94,511
Centrais Eletricas
  Brasileiras SA ADR........          47,696        693,610
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a)............          14,049        540,325
Companhia de Bebidas das
  Americas ADR Preference
  Shares (a)................          31,488      2,041,367
Companhia de Concessoes
  Rodoviarias...............          29,839        478,539
Companhia de Saneamento
  Basico do Estado de Sao
  Paulo.....................          27,997        414,712
Companhia Energetica de
  Minas Gerais ADR (a)......          64,527        867,243
Companhia Energetica de Sao
  Paulo Preference Shares...          42,235        422,178
Companhia Paranaense de
  Energia Preference
  Shares....................          23,109        321,908
Companhia Siderurgica
  Nacional SA ADR (a).......          81,569      1,823,067
Cosan SA Industria e
  Comercio (b)..............          27,376        201,150
Cyrela Brazil Realty SA.....          57,192        433,361
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes.............          44,705        196,175
Duratex SA Preference
  Shares....................          32,085        355,427
Empresa Brasileira de
  Aeronautica SA............          81,774        340,064
Gafisa SA...................          20,185        168,809
Gerdau SA ADR (a)...........         123,272      1,290,658
Gerdau SA Preference
  Shares....................          15,351        160,575
Gol Linhas Aereas
  Inteligentes SA Preference
  Shares (b)................          26,233        145,769
Investimentos Itau SA (c)...          68,868        347,889
Investimentos Itau SA (c)...           1,168          5,900
Investimentos Itau SA
  Preference Shares.........         485,968      2,162,282
Itau Unibanco Banco Multiplo
  SA ADR (a)................         301,518      4,773,030
JBS SA......................         127,223        456,362
Lojas Americanas SA
  Preference Shares.........         112,697        527,890
Lojas Renner SA.............          39,732        438,313
Metalurgica Gerdau SA
  Preference Shares.........          68,669        904,001
Natura Cosmeticos SA........          32,714        431,669
NET Servicos de Comunicacao
  SA Preference Shares (b)..          43,119        418,033
Perdigao SA ADR (a)(b)......          13,461        513,941
Petroleo Brasileiro SA ADR..         235,945      7,871,125
Petroleo Brasileiro SA ADR
  Preference Shares (a).....         163,601      6,704,369
Sadia SA Preference Shares..         113,483        275,630
Souza Cruz SA...............          21,398        609,468
Tam SA ADR (a)(b)...........          13,972        145,449
Tele Norte Leste
  Participacoes SA ADR......          35,783        532,093
Tele Norte Leste
  Participacoes SA
  Preference Shares.........           2,423         38,698
Tim Participacoes SA........          28,148         49,982
Tim Participacoes SA ADR....          16,609        289,495
Tractebel Energia SA ADR
  (a).......................           4,249         39,983
Usinas Siderurgicas de Minas
  Gerais SA.................          11,852        251,639
Usinas Siderurgicas de Minas
  Gerais SA ADR (a).........          41,513        888,594
Vale SA ADR (a).............         246,437      4,344,684
Vale SA ADR Preference
  Shares (a)................         301,864      4,633,612
Vivo Participacoes SA
  Preference Shares.........          29,780        567,093
Votorantim Celulose e Papel
  SA ADR (a)(b).............          32,628        349,446
                                               ------------
TOTAL BRAZIL................                     56,313,164
                                               ------------
CHILE -- 9.9%
Almendral SA................       2,729,716        262,104
Antarchile SA...............          42,223        647,909
Banco de Credito e
  Inversiones...............          30,110        759,424
Banco Santander Chile ADR
  (a).......................           3,263        152,349
CAP SA......................          21,172        526,062
Cencosud SA ADR (d).........          16,114        634,701
Companhia General de
  Electricidad..............         113,575        776,051
Empresa Nacional de
  Electricidad SA ADR (a)...          20,593      1,025,326
Empresas CMPC SA............          26,963        705,581
Empresas COPEC SA...........          79,917        955,695
Enersis SA ADR..............          42,721        789,057
Lan Airlines SA ADR (a).....          28,891        347,559
SACI Falabella..............         240,630        951,196
Sociedad Quimica y Minera de
  Chile SA ADR (a)..........           7,946        287,566
                                               ------------
TOTAL CHILE.................                      8,820,580
                                               ------------
MEXICO -- 20.8%
Alfa SAB de CV (a)..........          80,365        226,385
America Movil SAB de CV.....       3,155,559      6,121,716
Cemex SAB de CV (a)(b)......       1,262,268      1,179,820
Corporation GEO SAB de CV
  (b).......................         106,874        206,441
Desarrolladora Homex SAB de
  CV (b)....................          52,649        244,851
Empresas ICA SAB de CV
  (a)(b)....................          95,825        164,216
Fomento Economico Mexicano
  SAB de CV.................         385,745      1,243,909
Grupo Aeroportuario del
  Sureste SAB de CV.........         112,748        441,566

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Grupo Bimbo SAB de CV (a)...         125,620   $    667,671
Grupo Carso SA de CV (a)....         124,176        333,770
Grupo Financiero Banorte SAB
  de CV.....................         273,491        662,429
Grupo Iusacell SA de CV
  (b).......................          11,805         40,783
Grupo Mexico SAB de CV......         730,039        798,205
Grupo Modelo SAB de CV (b)..         226,638        809,480
Grupo Televisa SA ADR.......           1,935         32,895
Grupo Televisa SA de CV.....         245,641        834,641
Impulsora Del Desarrollo Y
  El Empleo en America
  Latina SA de CV (b).......         310,985        252,656
Kimberly-Clark de Mexico SAB
  de CV.....................         171,264        653,444
Telefonos de Mexico SA de CV
  (a).......................       1,180,228        963,342
Telmex Internacional SAB de
  CV (a)....................       1,180,228        749,166
TV Azteca SAB de CV.........         558,324        224,682
Urbi Desarrollos Urbanos SA
  de CV (a)(b)..............         129,277        196,317
Wal-Mart de Mexico SAB de
  CV........................         485,852      1,440,559
                                               ------------
TOTAL MEXICO................                     18,488,944
                                               ------------
PERU -- 3.7%
Companhia de Minas
  Buenaventura SA...........          37,412        887,709
Companhia Minera Milpo SA...         115,166        278,959
Credicorp, Ltd. ............          16,474        958,787
Minsur SA...................         148,100        321,876
Southern Copper Corp. (a)...          31,566        645,209
Volcan Cia Minera SA (b)....         258,425        217,801
                                               ------------
TOTAL PERU..................                      3,310,341
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $117,676,374).......                     88,638,849
                                               ------------
SHORT TERM INVESTMENTS -- 20.4%
UNITED STATES -- 20.4%
MONEY MARKET FUNDS -- 20.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      17,410,868     17,410,868
STIC Prime Portfolio........         784,403        784,403
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $18,195,271)........                     18,195,271
                                               ------------
TOTAL INVESTMENTS -- 120.0%
  (g)
  (Cost $135,871,645).......                    106,834,120
OTHER ASSETS AND
  LIABILITIES -- (20.0)%....                    (17,808,861)
                                               ------------
NET ASSETS -- 100.0%........                   $ 89,025,259
                                               ============




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.7% of net assets as of June 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (e) Investments of cash collateral for securities loaned.
   (f) Affiliated Fund managed by SSgA Funds Management, Inc.
   (g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Metals & Mining.......................       21.3%
Oil, Gas & Consumable Fuels...........       16.7
Commercial Banks......................       16.0
Wireless Telecommunication Services...        7.9
Beverages.............................        4.6
Electric Utilities....................        4.0
Diversified Telecommunication
  Services............................        3.7
Food & Staples Retailing..............        2.9
Food Products.........................        2.4
Industrial Conglomerates..............        2.4
Multiline Retail......................        2.2
Independent Power Producers & Energy
  Traders.............................        2.0
Media.................................        1.7
Household Durables....................        1.4
Paper & Forest Products...............        1.4
Construction Materials................        1.3
Energy Equipment & Services...........        1.1
Transportation Infrastructure.........        1.0
Airlines..............................        0.7
Household Products....................        0.7
Tobacco...............................        0.7
Chemicals.............................        0.5
Construction & Engineering............        0.5
Internet & Catalog Retail.............        0.5
Personal Products.....................        0.5
Water Utilities.......................        0.5
Aerospace & Defense...................        0.4
Building Products.....................        0.4
Real Estate Management & Development..        0.2
Short Term Investments................       20.4
Other Assets & Liabilities............      (20.0)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 99.5%
EGYPT -- 5.6%
Commercial International
  Bank.......................        159,534   $  1,400,557
Eastern Tobacco..............         34,960        717,449
Egyptian Financial Group-
  Hermes Holding.............         95,877        385,633
Egyptian Kuwait Holding
  Co. .......................        201,497        366,725
ElSwedy Cables Holding Co. ..         20,159        245,050
Orascom Construction
  Industries.................         28,922        992,727
Orascom Telecom Holding SAE
  GDR (a)....................         29,301        779,407
Sidi Kerir Petrochemicals
  Co. .......................         99,571        211,815
Six of October Development &
  Investment Co. (a).........         11,946        143,912
Suez Cement Co. .............         52,408        313,848
Telecom Egypt................        163,318        460,700
                                               ------------
TOTAL EGYPT..................                     6,017,823
                                               ------------
ISRAEL -- 24.6%
Africa-Israel Investments,
  Ltd. (a)...................          3,124         53,374
Alvarion, Ltd. (a)(b)........         35,800        160,026
Bank Hapoalim BM (a).........        400,121      1,067,248
Bank Leumi Le-Israel BM (a)..        391,845      1,035,181
Bezeq Israeli
  Telecommunication Corp.,
  Ltd. ......................        429,520        795,174
Cellcom Israel, Ltd. ........         13,325        354,045
Check Point Software
  Technologies (a)(b)........         58,652      1,376,562
Delek Automotive Systems,
  Ltd. ......................         76,944        626,100
Delek Group, Ltd. ...........          3,165        385,138
Delek Real Estate Ltd. (a)...         30,624         37,952
Elbit Imaging, Ltd. (a)......          5,931        116,456
Elbit Systems, Ltd. .........         25,134      1,518,980
Gazit Globe, Ltd. ...........         44,782        285,487
Harel Insurance Investments &
  Finances, Ltd. (a).........            867         35,374
Israel Chemicals, Ltd. ......        194,731      1,937,106
Israel Discount Bank, Ltd. ..        282,764        371,342
Makhteshim-Agan Industries,
  Ltd. ......................        131,685        654,807
Mellanox Technologies, Ltd.
  (a)(b).....................         29,294        352,407
Mizrahi Tefahot Bank, Ltd.
  (a)........................        105,720        632,721
NICE Systems, Ltd. ..........         23,542        537,290
Oil Refineries, Ltd. ........        499,134        229,104
Ormat Industries, Ltd. ......          4,246         34,691
Partner Communications
  Company, Ltd. .............         24,789        423,901
RADVision, Ltd. (a)(b).......         14,377        112,572
Syneron Medical, Ltd.
  (a)(b).....................         10,625         76,712
Teva Pharmaceutical
  Industries, Ltd. ..........        264,904     12,976,516
The Israel Corp., Ltd. ......          1,003        539,667
                                               ------------
TOTAL ISRAEL.................                    26,725,933
                                               ------------
MOROCCO -- 7.9%
Attijariwafa Bank............         60,850      2,214,343
Banque Centrale Populaire....         19,201        627,507
Banque Marocaine du Commerce
  et l'Industrie SA..........          4,935        484,455
Banque Marocaine du Commerce
  Exterieur..................         79,910      2,631,395
Ciments du Maroc.............          3,034        499,540
Douja Promotion Groupe Addoha
  SA.........................         29,819        550,248
ONA SA.......................          8,368      1,548,301
                                               ------------
TOTAL MOROCCO................                     8,555,789
                                               ------------
SOUTH AFRICA -- 61.4%
ABSA Group, Ltd. ............        104,562      1,489,391
Adcock Ingram Holdings,
  Ltd. ......................         75,105        414,694
African Bank Investments,
  Ltd. ......................        209,427        753,097
African Rainbow Minerals,
  Ltd. ......................         32,483        546,396
Anglo Platinum, Ltd. ........         18,541      1,309,718
AngloGold Ashanti, Ltd. .....         64,906      2,378,724
Aquarius Platinum, Ltd. .....         97,996        375,219
ArcelorMittal South Africa,
  Ltd. ......................         58,810        727,272
Aspen Pharmacare Holdings,
  Ltd. (a)...................        183,208      1,298,885
Assore, Ltd. ................          4,562        283,644
Aveng, Ltd. .................        172,158        780,256
Avusa, Ltd. .................         81,182        210,248
Barloworld, Ltd. ............         59,257        297,724
Bidvest Group, Ltd. .........         96,919      1,214,107
DataTec, Ltd. (a)............        126,948        290,143
Discovery Holdings, Ltd. ....        140,986        471,749
ElementOne, Ltd. (a).........         93,272        126,939
Eqstra Holdings, Ltd. (a)....        108,572         87,448
Exxaro Resources Ltd. .......         55,699        546,351
FirstRand, Ltd. .............      1,633,574      2,974,173
Foschini, Ltd. ..............         83,599        543,975
Fountainhead Property Trust..        765,322        546,057
Freeworld Coatings, Ltd. ....        153,191        132,908
Gold Fields, Ltd. ...........        225,155      2,726,642
Grindrod, Ltd. ..............        216,783        398,617
Growthpoint Properties,
  Ltd. ......................        477,421        803,687
Harmony Gold Mining Co., Ltd.
  (a)........................        105,089      1,088,653
Hyprop Investments, Ltd. ....        103,636        517,341
Impala Platinum Holdings,
  Ltd. ......................        179,352      3,958,634
Imperial Holdings, Ltd. .....         62,996        475,580
Investec, Ltd. ..............         69,390        380,982
JD Group, Ltd. ..............         50,575        264,909
Kumba Iron Ore, Ltd. ........         28,727        673,304
Massmart Holdings, Ltd. .....         80,936        838,443
Metorex, Ltd. (a)............        153,249         59,533
MTN Group, Ltd. .............        500,372      7,665,784
Murray & Roberts Holdings,
  Ltd. ......................        110,585        715,992
Mvelaphanda Resources, Ltd.
  (a)........................         78,255        309,169
Naspers, Ltd. ...............        120,061      3,156,022
Nedbank Group, Ltd. .........        151,148      1,919,076
Netcare, Ltd. ...............        559,803        703,152
Pick'n Pay Stores, Ltd. .....        144,806        618,789
Pretoria Portland Cement Co.,
  Ltd. ......................        128,575        483,166
PSG Group, Ltd. .............         93,123        203,791
Remgro, Ltd. ................        148,238      1,422,586
Reunert, Ltd. ...............         76,466        431,814
RMB Holdings, Ltd. ..........        282,285        857,181
Sanlam, Ltd. ................        642,069      1,436,705
Sappi, Ltd. .................         79,954        235,022
Sasol, Ltd. .................        187,546      6,556,642
Shoprite Holdings, Ltd. .....        199,375      1,419,958
Standard Bank Group, Ltd.
  (b)........................        342,575      3,934,788
Steinhoff International
  Holdings, Ltd. (a).........        430,069        746,251
Sun International, Ltd. .....         35,742        353,324
Super Group, Ltd. (a)........        272,192         22,558
Telkom SA, Ltd. .............         73,762        362,769

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
Tiger Brands, Ltd. ..........         64,423   $  1,202,118
Truworths International,
  Ltd. ......................        187,631        898,977
Wilson Bayly Holmes-Ovcon,
  Ltd. ......................         35,125        483,040
Woolworths Holdings, Ltd. ...        334,217        560,455
                                               ------------
TOTAL SOUTH AFRICA...........                    66,684,572
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $138,715,385)........                   107,984,117
                                               ------------
SHORT TERM INVESTMENTS -- 2.3%
UNITED STATES -- 2.3%
MONEY MARKET FUNDS -- 2.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)...........        861,576        861,576
STIC Prime Portfolio.........      1,693,724      1,693,724
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,555,300)..........                     2,555,300
                                               ------------
TOTAL INVESTMENTS -- 101.8%
  (e)
  (Cost $141,270,685)........                   110,539,417
OTHER ASSETS AND
  LIABILITIES -- (1.8)%......                    (1,985,318)
                                               ------------
NET ASSETS -- 100.0%.........                  $108,554,099
                                               ============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at June 30, 2009.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.
   (e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
GDR = Global Depositary Receipt

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       16.4%
Metals & Mining.......................       13.8
Pharmaceuticals.......................       13.5
Wireless Telecommunication Services...        8.5
Oil, Gas & Consumable Fuels...........        6.3
Diversified Financial Services........        5.7
Industrial Conglomerates..............        3.6
Chemicals.............................        3.2
Media.................................        3.2
Real Estate Management & Development..        2.8
Construction & Engineering............        2.7
Food & Staples Retailing..............        2.7
Specialty Retail......................        2.2
Insurance.............................        1.8
Software..............................        1.8
Diversified Telecommunication
  Services............................        1.5
Aerospace & Defense...................        1.4
Construction Materials................        1.2
Food Products.........................        1.1
Capital Markets.......................        1.0
Household Durables....................        0.7
Tobacco...............................        0.7
Health Care Providers & Services......        0.6
Multiline Retail......................        0.5
Distributors..........................        0.4
Marine................................        0.4
Electrical Equipment..................        0.3
Electronic Equipment, Instruments &
  Components..........................        0.3
Hotels, Restaurants & Leisure.........        0.3
Semiconductors & Semiconductor
  Equipment...........................        0.3
Paper & Forest Products...............        0.2
Communications Equipment..............        0.1
Health Care Equipment & Supplies......        0.1
Internet Software & Services..........        0.1
Trading Companies & Distributors......        0.1
Short Term Investments................        2.3
Other Assets & Liabilities............       (1.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------

COMMON STOCKS -- 99.1%
AUSTRALIA -- 6.2%
Abacus Property Group.......         140,884   $     42,142
Alesco Corp, Ltd. ..........          13,682         38,604
Alumina, Ltd. (a)...........          31,197         36,445
AMP, Ltd. (a)...............          17,187         67,807
Ansell, Ltd. ...............          11,516         81,650
APA Group (a)...............          50,395        112,040
Aristocrat Leisure, Ltd. ...           7,537         23,094
Asciano Group (a)(b)........          46,736         50,442
Australia & New Zealand
  Banking Group, Ltd. ......           8,171        108,930
BHP Billiton, Ltd. .........          24,910        699,208
Billabong International,
  Ltd. .....................           9,228         65,278
BlueScope Steel, Ltd. ......          16,694         34,146
Brambles, Ltd. .............          15,355         73,986
Bunnings Warehouse Property
  Trust (a).................         124,782        164,434
Carindale Property Trust....          23,407         68,881
Charter Hall Group..........          91,491         38,462
Commonwealth Bank of
  Australia.................           6,759        213,108
Computershare, Ltd. ........           9,379         68,394
ConnectEast Group...........         109,439         26,985
CSL, Ltd. ..................           5,466        142,070
CSR, Ltd. (a)...............          35,790         49,189
DUET Group..................          80,341        100,026
Envestra, Ltd. .............         474,315        185,978
Fortescue Metals Group, Ltd.
  (a)(b)....................          12,199         37,378
GWA International, Ltd. ....          37,270         69,301
Harvey Norman Holdings, Ltd.
  (a).......................          28,279         75,445
Hills Industries, Ltd. .....          29,904         37,956
Imdex, Ltd. ................         115,188         60,065
Insurance Australia Group,
  Ltd. .....................          20,506         58,189
Jabiru Metals, Ltd. (b).....         158,284         34,550
Lend Lease Corp., Ltd. .....           7,316         41,461
Macquarie Airports..........          26,931         50,294
Macquarie Group, Ltd. ......           2,368         74,853
Mincor Resources NL.........          21,098         26,438
Mirvac Real Estate
  Investment Trust..........         201,433         49,669
National Australia Bank,
  Ltd. .....................           8,463        153,532
Newcrest Mining, Ltd. ......           5,093        125,623
OZ Minerals, Ltd. ..........          45,655         33,957
Paladin Energy, Ltd. (b)....           1,800          7,174
PanAust, Ltd. (b)...........          64,694         18,829
Perpetual, Ltd. ............           1,759         40,600
Rio Tinto, Ltd. (a).........           2,271         95,839
Sonic Healthcare, Ltd. .....           8,651         86,165
Straits Resources, Ltd.
  (b).......................          30,397         51,852
Suncorp-Metway, Ltd. .......          10,874         58,900
Swick Mining Services, Ltd.
  (b).......................           5,599          1,879
Tatts Group, Ltd. ..........          22,753         46,906
Thakral Holdings Group......         237,776         48,058
Toll Holdings, Ltd. ........           9,147         46,218
Transfield Services, Ltd. ..          23,794         44,051
Virgin Blue Holdings, Ltd.
  (b).......................          23,829          6,068
Wesfarmers, Ltd. (a)........           5,082         93,058
Westpac Banking Corp. (a)...           8,642        141,479
Woodside Petroleum, Ltd. ...           5,041        176,098
Woolworths, Ltd. ...........           9,962        212,298
WorleyParsons, Ltd. (a).....           3,537         68,084
                                               ------------
TOTAL AUSTRALIA.............                      4,663,566
                                               ------------
AUSTRIA -- 0.2%
Erste Bank der
  Oesterreichischen
  Sparkassen AG (a).........           1,857         50,089
OMV AG......................           2,346         87,827
Voestalpine AG (a)..........           1,570         43,052
                                               ------------
TOTAL AUSTRIA...............                        180,968
                                               ------------
BELGIUM -- 0.9%
Anheuser-Busch InBev NV.....           4,023        145,247
Anheuser-Busch InBev
  NV -- VVPR Strip (b)......           1,702              7
Bekaert NV..................             806         82,767
Delhaize Group..............           1,420         99,857
Dexia SA (a)(b).............           6,054         45,889
Fortis (b)..................          28,254         96,302
Fortis VVPR Strip (b).......             592              1
Gimv NV.....................           1,566         78,153
KBC Groep NV (b)............           1,516         27,643
UCB SA (a)..................           1,908         61,045
Umicore.....................           2,781         63,076
                                               ------------
TOTAL BELGIUM...............                        699,987
                                               ------------
CANADA -- 7.8%
AGF Management, Ltd. (a)....           3,115         34,064
Agrium, Inc. (a)............           2,121         84,833
Bank of Montreal............           3,183        134,353
Bank of Nova Scotia.........           5,058        189,106
Barrick Gold Corp. .........           7,990        269,349
Bombardier, Inc. (a)........          15,833         47,035
Brookfield Asset Management,
  Inc. (Class A)............           4,087         70,032
Brookfield Infrastructure
  Partners LP...............               6             74
CAE, Inc. ..................           4,993         29,665
Cameco Corp. (a)............           3,620         93,013
Canadian Imperial Bank of
  Commerce (a)..............           2,500        125,522
Canadian National Railway
  Co. ......................           4,215        181,361
Canadian Natural Resources,
  Ltd. .....................           4,267        224,823
Canadian Oil Sands Trust....           3,899         93,299
Canadian Pacific Railway,
  Ltd. .....................           2,001         79,912
Canadian Western Bank.......           4,952         72,232
CGI Group, Inc. (Class A)
  (b).......................           9,765         86,942
Compton Petroleum Corp.
  (a)(b)....................           8,799         10,077
Crescent Point Energy
  Trust.....................           6,115        180,709
Denison Mines Corp. (a)(b)..          12,599         20,938
EnCana Corp. (a)............           5,201        258,270
Fairfax Financial Holdings,
  Ltd. .....................             242         60,846
First Quantum Minerals, Ltd.
  (a).......................             983         47,612
Gildan Activewear,
  Inc.(a)(b)................           2,820         41,838
Goldcorp, Inc. .............           6,387        222,350
Husky Energy, Inc. (a)......           3,361         94,143
Imperial Oil, Ltd. (a)......           3,387        131,589
International Royalty
  Corp. ....................          15,370         50,027
Kinross Gold Corp. .........           6,277        114,584
Magna International, Inc.
  (Class A).................           1,697         72,112
Manulife Financial Corp.
  (a).......................          11,949        207,733
MDS, Inc. (b)...............           5,254         27,642
Nexen, Inc. ................           4,398         95,697
OPTI Canada, Inc. (a)(b)....           5,502          9,238
Petro-Canada................           4,582        177,228
Potash Corp. of
  Saskatchewan, Inc. .......           2,784        260,073
Research In Motion, Ltd.
  (b).......................           3,743        266,475

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Rogers Communications, Inc.
  (Class B) (a).............           4,236   $    109,060
Royal Bank of Canada (c)....           7,680        313,728
Royal Bank of Canada
  (a)(c)....................             225          9,216
Russel Metals, Inc. ........           3,871         50,198
Shaw Communications, Inc.
  (a).......................           4,585         77,302
Sherritt International
  Corp. ....................           8,771         39,575
Sun Life Financial, Inc.
  (a).......................           4,348        117,559
Suncor Energy, Inc. (a).....           7,679        233,871
Talisman Energy, Inc. ......           9,519        136,963
Teck Cominco Metals, Ltd.
  (Class B) (b).............           5,569         88,952
TELUS Corp. (Non-Voting)....           2,093         54,066
TMX Group, Inc. (a).........           2,314         67,427
Toronto-Dominion Bank (a)...           5,157        266,831
TransCanada Corp. (a).......           4,986        134,466
Uranium One, Inc. (a)(b)....           3,500          8,047
                                               ------------
TOTAL CANADA................                      5,872,057
                                               ------------
CHINA -- 2.9%
Bank of East Asia, Ltd. ....          23,235         70,904
Chong Hing Bank, Ltd. ......          38,000         65,016
CLP Holdings, Ltd. .........          27,000        179,070
Dah Sing Banking Group,
  Ltd. .....................          65,670         64,907
Dah Sing Financial Holdings,
  Ltd. .....................          10,417         42,474
Esprit Holdings, Ltd. ......          16,400         91,522
Giordano International,
  Ltd. .....................         222,000         46,691
Hang Lung Group, Ltd. ......          38,000        178,967
Hang Lung Properties,
  Ltd. .....................          39,000        129,077
Hong Kong Exchanges and
  Clearing, Ltd. ...........          11,400        177,545
Hong Kong Land Holdings,
  Ltd. (a)..................          22,000         77,880
Hopewell Highway
  Infrastructure, Ltd. .....           1,500            840
Hopewell Holdings...........          19,000         59,574
Hysan Development Co.,
  Ltd. .....................          39,714        101,975
Li & Fung, Ltd. ............          40,000        107,354
New World Development Co.,
  Ltd. .....................          41,175         74,486
Pacific Basin Shipping,
  Ltd. .....................          76,000         48,542
Sino Land Co., Ltd. ........          43,336         71,797
Swire Pacific, Ltd. ........          17,000        171,534
The Link REIT...............          44,529         95,033
Transport International
  Holdings, Ltd. ...........          23,200         61,966
Wheelock & Co., Ltd. .......          56,000        144,371
Wing Hang Bank, Ltd. .......           9,500         83,232
                                               ------------
TOTAL CHINA.................                      2,144,757
                                               ------------
DENMARK -- 0.9%
A P Moller -- Maersk A/S
  (a).......................              19        113,803
Bang & Olufsen A/S (Class
  B)........................           1,779         12,130
DSV A/S (a)(b)..............           5,139         63,642
FLSmidth & Co. A/S (b)......           1,216         43,173
GN Store Nord A/S (a)(b)....           8,201         32,747
Novo-Nordisk A/S (Class B)..           4,000        216,228
SimCorp A/S.................             378         58,595
Vestas Wind Systems A/S
  (b).......................           1,694        121,406
                                               ------------
TOTAL DENMARK...............                        661,724
                                               ------------
FINLAND -- 1.8%
Amer Sports Oyj (Class A)
  (a).......................           5,371         59,516
Elisa Oyj...................           3,119         51,317
Fortum Oyj (a)..............           4,116         93,643
Kemira Oyj..................           4,398         41,948
Kesko Oyj (Class B) (a).....           1,990         52,644
Kone Oyj (Class B)..........           4,046        123,888
Konecranes Oyj..............           2,678         62,918
Lassila & Tikanoja Oyj......           4,161         74,706
Metso Oyj...................           2,066         38,542
Neste Oil Oyj (a)...........           3,278         45,519
Nokia Oyj...................          14,995        219,582
Pohjola Bank PLC............           8,824         70,549
Rautaruukki Oyj.............           1,708         34,139
Sampo Oyj (Class A).........           3,952         74,557
SanomaWSOY Oyj (a)..........           3,976         61,625
Stockmann Oyj (Class B)
  (a).......................           2,740         58,110
Stora Enso Oyj (b)..........           6,723         35,457
UPM-Kymmene Oyj.............           4,896         42,646
Uponor Oyj..................           2,538         29,975
Wartsila Oyj (Class B) (a)..           1,478         47,557
YIT Oyj (a).................           3,039         31,544
                                               ------------
TOTAL FINLAND...............                      1,350,382
                                               ------------
FRANCE -- 8.1%
Accor SA (a)................           1,903         75,420
Air France-KLM (a)..........           1,914         24,433
Air Liquide SA..............           1,587        144,935
Alcatel-Lucent (a)(b).......          23,290         58,410
Alstom SA (a)...............           1,623         95,738
AXA.........................          11,807        221,753
BNP Paribas.................           4,984        323,325
Bourbon SA (a)..............           1,529         59,911
Bouygues SA (a).............           2,118         79,618
CA Ile de France CCI........             768         52,838
Cap Gemini SA (a)...........           1,600         58,889
Carrefour SA................           4,336        185,011
Casino Guichard-Perrachon SA
  (b).......................             892         60,118
Cie de Saint-Gobain (a).....           3,184        106,403
Cie Generale de Geophysique-
  Veritas (a)(b)............           1,898         34,103
Cie Generale des
  Etablissements Michelin
  (a).......................           1,309         74,554
Credit Agricole SA..........           5,086         63,320
Electricite de France.......           2,061        100,241
Essilor International SA
  (a).......................           2,362        112,578
France Telecom SA...........          12,171        275,878
GDF Suez (a)................           9,506        353,874
Groupe Danone...............           4,526        223,337
Guyenne et Gascogne SA......             913         79,232
Hermes International (a)....             836        116,089
L'Oreal SA (a)..............           1,639        122,476
Lafarge SA (a)(b)...........           1,204         81,484
Lagardere SCA...............           1,951         64,775
LVMH Moet Hennessy Louis
  Vuitton SA (a)............           1,398        106,673
Nexans SA (b)...............             582         30,911
Pernod -- Ricard SA (a).....           1,732        109,007
PPR (a).....................             709         57,834
PSA Peugeot Citroen (b).....           1,689         44,349
Publicis Groupe (a).........           2,242         68,335
Renault SA (a)(b)...........           1,533         56,272
Rhodia SA (b)...............           1,953         14,749
Sanofi-Aventis..............           6,660        391,135
Schneider Electric SA.......           1,871        142,503
Societe Generale (a)........           2,895        157,899

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Sodexo......................           1,298   $     66,617
Suez Environnement SA (a)...           2,312         40,358
Technip SA..................           1,473         72,086
Thomson (a)(b)..............          36,318         31,788
Total SA (a)................          15,470        834,978
Unibail-Rodamco (a).........             545         81,153
Valeo SA (b)................           1,633         30,029
Vallourec SA (a)............             510         61,899
Veolia Environnement (a)....           3,544        104,341
Vinci SA (a)................           3,535        158,594
Vivendi.....................           9,125        218,034
                                               ------------
TOTAL FRANCE................                      6,128,287
                                               ------------
GERMANY -- 6.6%
Adidas AG (a)...............           2,169         82,448
Allianz SE..................           2,973        273,682
BASF SE.....................           5,777        229,561
Bayer AG....................           5,369        287,828
Bayerische Motoren Werke AG
  (a).......................           2,461         92,650
Bilfinger Berger AG.........             855         39,696
Commerzbank AG (a)(b).......           8,994         55,886
Continental AG (b)..........              10            283
Daimler AG (a)..............           6,818        246,541
Deutsche Bank AG (a)........           3,468        210,117
Deutsche Boerse AG..........           1,639        127,086
Deutsche Post AG............           5,931         77,243
Deutsche Telekom AG.........          20,744        244,411
E.ON AG.....................          13,550        479,329
Fresenius Medical Care AG &
  Co. KGaA..................           1,951         87,269
GEA Group AG................           2,938         44,465
Hochtief AG.................             972         48,945
Infineon Technologies AG
  (b).......................           9,594         34,652
IVG Immobilien AG (a)(b)....           1,708         10,805
Lanxess AG..................           1,759         43,572
Linde AG....................           1,017         83,350
MAN AG......................             987         60,499
Merck KGaA..................             745         75,761
Muenchener
  Rueckversicherungs-
  Gesellschaft AG...........           1,692        228,286
Porsche Automobil Holding
  SE........................             732         49,078
Puma AG Rudolf Dassler
  Sport.....................             171         37,410
Rheinmetall AG..............           1,042         45,089
RWE AG......................           3,468        272,844
Salzgitter AG (a)...........             528         46,228
SAP AG......................           6,651        267,463
Siemens AG..................           6,050        417,174
ThyssenKrupp AG (a).........           2,914         72,305
TUI AG (b)..................           3,796         27,927
Volkswagen AG (a)...........           1,586        536,441
Wincor Nixdorf AG...........           1,255         70,202
                                               ------------
TOTAL GERMANY...............                      5,006,526
                                               ------------
GREECE -- 0.4%
Hellenic Telecommunications
  Organization SA ADR (a)...          12,946         99,037
National Bank of Greece SA
  ADR (a)(b)................          35,965        197,448
                                               ------------
TOTAL GREECE................                        296,485
                                               ------------
IRELAND -- 0.8%
Anglo Irish Bank Corp PLC
  (d).......................           5,635              0
Bank of Ireland (b).........           7,079         16,731
C&C Group PLC...............           6,112         20,575
CRH PLC.....................           4,304         98,403
DCC PLC.....................           2,988         61,609
Elan Corp. PLC (b)..........           3,799         25,951
Elan Corp. PLC (b)..........             109            719
Grafton Group PLC (b).......           7,235         26,588
Independent News & Media
  PLC.......................          21,939          7,632
Kingspan Group PLC..........           3,088         17,326
Ryanair Holdings PLC ADR
  (a)(b)....................           9,073        257,582
United Drug PLC.............          22,991         63,852
                                               ------------
TOTAL IRELAND...............                        596,968
                                               ------------
ITALY -- 3.0%
Assicurazioni Generali SpA..           8,016        166,518
Atlantia SpA................           3,901         78,793
Banca Italease SpA (b)......          11,854         24,442
Banca Piccolo Credito
  Valtellinese Scarl........           8,481         76,728
Banca Popolare dell'Etruria
  e del Lazio Scrl..........           7,554         51,230
Banca Popolare di Milano
  Scarl.....................           7,496         44,633
Banco Popolare Societa
  Cooperativa Scarl (b).....           3,890         29,028
Davide Campari-Milano SpA
  (a).......................          10,530         84,262
Enel SpA....................          36,918        179,687
Eni SpA.....................          16,042        379,147
Exor SpA....................           2,129         30,639
Fiat SpA (b)................           6,829         68,584
Finmeccanica SpA............           3,712         52,223
Fondiaria -- Sai SpA........           1,934         31,115
Intesa Sanpaolo SpA (b).....          69,039        222,242
Parmalat SpA................          27,088         65,313
Pirelli & C. SpA (b)........         119,209         41,702
Saipem SpA..................           4,170        101,423
Seat Pagine Gialle SpA
  (a)(b)....................           1,236            283
Societa Cattolica di
  Assicurazioni Scrl (b)....           2,020         67,915
Telecom Italia SpA..........         100,000        138,161
UniCredit SpA (b)...........          81,152        204,321
Unione di Banche Italiane
  SCpA......................           6,461         84,010
                                               ------------
TOTAL ITALY.................                      2,222,399
                                               ------------
JAPAN -- 21.4%
Advantest Corp. (a).........           2,200         39,903
Aeon Co., Ltd. (a)..........           7,420         73,442
Aoyama Trading Co., Ltd. ...           3,800         65,614
Asahi Breweries, Ltd. (a)...           7,036        101,145
Asahi Kasei Corp. (a).......          18,550         94,399
Astellas Pharma, Inc. ......           3,710        131,504
Atrium Co., Ltd. (b)........          24,000         38,804
Bridgestone Corp. (a).......           5,565         87,381
Canon, Inc. (a).............           7,516        246,158
Casio Computer Co., Ltd.
  (a).......................           5,300         47,405
Central Japan Railway Co.
  (a).......................              19        116,775
Chubu Electric Power Co.,
  Inc. (a)..................           5,565        128,620
Chugai Pharmaceutical Co.,
  Ltd. (a)..................           3,980         75,900
Chuo Mitsui Trust Holdings,
  Inc. (a)..................          18,550         70,943
Cosmo Oil Co., Ltd. (a).....          19,513         66,334
Credit Saison Co., Ltd.
  (a).......................           3,710         47,219
CSK Holdings Corp. (a)(b)...           7,300         34,425
Daiichi Sankyo Co., Ltd.
  (a).......................           5,565         99,666
Daikin Industries, Ltd. ....           3,710        119,584
Daito Trust Construction
  Co., Ltd. ................           1,855         87,670

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Daiwa Securities Group, Inc.
  (a).......................          18,550   $    110,548
Denso Corp. (a).............           3,710         95,360
Dentsu, Inc. ...............           2,100         44,183
East Japan Railway Co. .....           2,000        120,433
Eisai Co., Ltd. ............           1,951         69,559
Fanuc, Ltd. (a).............           1,855        149,192
FUJIFILM Holdings Corp. ....           3,710        117,662
Fujitsu, Ltd. (a)...........          19,513        106,378
Fukuoka Financial Group,
  Inc. .....................          18,550         83,055
Futaba Industrial Co., Ltd.
  (a).......................          11,900         42,921
Hankyu Hanshin Holdings,
  Inc. (a)..................          19,513         91,412
Hitachi Construction
  Machinery Co., Ltd. (a)...           1,000         16,324
Hitachi, Ltd. ..............          20,475         63,875
Honda Motor Co., Ltd. (a)...           9,175        252,946
Hoya Corp. .................           3,806         76,368
Ibiden Co., Ltd. (a)........           2,300         64,720
IHI Corp. (a)(b)............          22,000         38,078
Iriso Electronics Co.,
  Ltd. .....................           3,000         33,332
Isetan Mitsukoshi Holdings,
  Ltd. (a)..................           5,854         59,702
Isuzu Motors, Ltd. (a)......          19,000         30,523
Itochu Corp. ...............          18,550        129,197
Japan Asia Investment Co.,
  Ltd. (b)..................          73,000         59,771
Japan Digital Laboratory
  Co., Ltd. ................           7,420         94,129
Japan Tobacco, Inc. ........              34        106,421
JFE Holdings, Inc. (a)......           3,710        124,968
JSR Corp. (a)...............           3,800         65,102
Kajima Corp. (a)............          20,475         63,875
Kawasaki Heavy Industries,
  Ltd. (a)..................          20,000         55,138
KDDI Corp. (a)..............              19        100,824
Kintetsu Corp. (a)..........          37,101        163,424
Kiyo Holdings, Inc. (a).....          55,651         70,944
Kobe Steel, Ltd. (a)........          19,000         35,446
Komatsu, Ltd. (a)...........           7,420        114,739
Konica Minolta Holdings,
  Inc. (a)..................           9,275         96,898
Kubota Corp. (a)............          18,550        153,230
Kurita Water Industries,
  Ltd. (a)..................           3,710        119,969
Kyocera Corp. ..............           1,855        139,771
Leopalace21 Corp. ..........           2,100         18,761
Marubeni Corp. .............          18,550         82,286
Mediceo Paltac Holdings Co.,
  Ltd. (a)..................           3,999         45,799
Meiko Electronics Co.,
  Ltd. .....................           1,000         19,661
MISUMI Group, Inc. (a)......           5,757         81,327
Mitsubishi Motors Corp.
  (a)(b)....................          56,613        106,203
Mitsubishi Chemical Holdings
  Corp. (a).................           9,500         40,270
Mitsubishi Corp. (a)........          10,838        200,843
Mitsubishi Electric Corp. ..          18,550        117,470
Mitsubishi Estate Co.,
  Ltd. .....................           1,925         32,142
Mitsubishi Heavy Industries,
  Ltd. (a)..................          37,101        153,810
Mitsubishi Materials
  Corp. ....................          18,550         57,870
Mitsubishi UFJ Financial
  Group, Inc. (a)...........          72,524        449,493
Mitsui & Co., Ltd. (a)......          16,226        192,724
Mitsui Chemicals, Inc. (a)..          18,550         59,408
Mitsui OSK Lines, Ltd. .....          18,550        120,546
Mitsui Sumitomo Insurance
  Group Holdings, Inc. .....           3,999        105,068
Mizuho Financial Group, Inc.
  (a).......................          74,000        173,333
Murata Manufacturing Co.,
  Ltd. (a)..................           1,900         80,738
NEC Corp. (a)(b)............          19,513         76,648
Nidec Corp. (a).............           1,900        115,199
Nintendo Co., Ltd. (a)......             300         82,800
Nippon Mining Holdings,
  Inc. .....................          12,238         63,673
Nippon Oil Corp. (a)........          18,550        109,587
Nippon Steel Corp. (a)......          37,101        142,275
Nippon Telegraph & Telephone
  Corp. ....................           3,300        134,073
Nippon Yusen KK (a).........          18,550         80,172
NIS Group Co., Ltd. (b).....          28,900         14,078
Nissan Motor Co., Ltd.
  (a)(b)....................          14,741         89,529
Nitto Denko Corp. ..........           1,900         57,895
Nomura Holdings, Inc. (a)...          12,885        108,705
NTT Data Corp. .............              20         64,673
NTT DoCoMo, Inc. (a)........             127        185,857
Obayashi Corp. .............          18,550         90,938
ORIX Corp. (a)..............             741         44,620
Panasonic Corp. (a).........          18,550        250,320
Pioneer Corp. (a)(b)........          11,600         34,505
Resona Holdings, Inc. (a)...           5,600         78,702
Rohm Co., Ltd. (a)..........           1,900        138,436
Rohto Pharmaceutical Co.,
  Ltd. (a)..................          14,701        165,926
SEC Carbon, Ltd. ...........           4,000         29,352
Secom Co., Ltd. ............           2,048         83,206
Seven & I Holdings Co., Ltd.
  (a).......................           7,228        170,053
Shimizu Corp. (a)...........          19,513         84,940
Shin-Etsu Chemical Co.,
  Ltd. .....................           3,517        163,302
Softbank Corp. .............           7,036        137,242
Sompo Japan Insurance,
  Inc. .....................          16,626        111,317
Sony Corp. .................           7,420        194,180
Stanley Electric Co., Ltd.
  (a).......................           5,373        109,036
Sumiseki Holdings, Inc.
  (b).......................          49,900         58,958
Sumitomo Chemical Co.,
  Ltd. .....................          18,550         83,632
Sumitomo Corp. .............           9,175         93,381
Sumitomo Electric
  Industries, Ltd. .........           7,420         83,517
Sumitomo Metal Industries,
  Ltd. .....................          37,101         98,823
Sumitomo Mitsui Financial
  Group, Inc. (a)...........           5,600        228,098
T&D Holdings, Inc. (a)......           1,855         53,255
Taisei Corp. (a)............          21,438         51,770
Taiyo Yuden Co., Ltd. (a)...           2,000         22,055
Takeda Pharmaceutical Co.,
  Ltd. .....................           5,565        216,867
Takeuchi Manufacturing Co.,
  Ltd. (a)..................           7,000         69,140
TDK Corp. (a)...............           1,855         87,285
Teijin, Ltd. (a)............          18,550         59,792
Terumo Corp. (a)............           2,048         90,423
The Akita Bank, Ltd. .......          18,550         70,559
The Aomori Bank, Ltd. (a)...          37,101        144,197
The Awa Bank, Ltd. (a)......          18,550        107,664
The Bank of Iwate, Ltd.
  (a).......................           1,855        106,319
The Bank of Okinawa, Ltd. ..           1,855         66,329
The Bank of Yokohama,
  Ltd. .....................          18,550         99,397
The Chiba Bank, Ltd. .......          18,550        121,315
The Daisan Bank, Ltd. ......          55,651        152,848
The Daishi Bank, Ltd. ......          35,176        144,007
The Eighteenth Bank, Ltd.
  (a).......................          33,251        102,353
The Furukawa Electric Co.,
  Ltd. (a)..................          18,550         83,824
The Higo Bank, Ltd. ........          18,550        110,548
The Hokkoku Bank, Ltd. (a)..          18,550         68,252
The Hyakugo Bank, Ltd. .....          18,550         91,707
The Musashino Bank, Ltd.
  (a).......................           1,855         62,292
The Nanto Bank, Ltd. (a)....          18,550        102,858
The Ogaki Kyoritsu Bank,
  Ltd. .....................          18,550         84,209
The San-In Godo Bank,
  Ltd. .....................          18,550        160,151
The Shiga Bank, Ltd. (a)....          18,550        111,702

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
The Shikoku Bank, Ltd. (a)..          37,101   $    141,121
The Sumitomo Trust & Banking
  Co., Ltd. (a).............          18,550         99,974
The Toho Bank, Ltd. (a).....          37,101        158,425
The Tokyo Electric Power
  Co., Inc. (a).............           9,175        235,829
The Yamagata Bank, Ltd. ....          35,176        178,642
The Yamanashi Chuo Bank,
  Ltd. .....................          18,550        102,089
Tokio Marine Holdings,
  Inc. .....................           5,565        153,999
Tokyo Electron, Ltd. .......           1,855         89,784
Tokyo Gas Co., Ltd. ........          20,475         73,212
Tokyu Corp. ................          18,550         93,630
Toray Industries, Inc. (a)..          18,550         94,591
Toshiba Corp. (a)...........          19,513         70,784
Toyota Motor Corp. .........          16,788        638,565
USS Co., Ltd. ..............           1,621         83,499
Yamada Denki Co., Ltd. (a)..           1,288         75,156
                                               ------------
TOTAL JAPAN.................                     16,059,126
                                               ------------
LUXEMBOURG -- 0.3%
ArcelorMittal...............           5,756        188,843
Reinet Investments SCA (b)..             262          3,473
SES.........................           2,845         53,872
                                               ------------
TOTAL LUXEMBOURG............                        246,188
                                               ------------
NETHERLANDS -- 2.3%
Aegon NV....................           9,844         60,519
Akzo Nobel NV...............           2,362        103,898
ASML Holding NV (a).........           4,174         90,220
European Aeronautic Defence
  and Space Co. NV (a)......           3,827         61,785
Fugro NV....................           1,621         67,120
Heineken NV.................           2,362         87,597
ING Groep NV................          14,952        150,414
Koninklijke  (Royal) Philips
  Electronics NV............           8,148        150,003
Koninklijke Ahold NV........          10,649        122,243
Koninklijke DSM NV..........           2,421         75,829
Koninklijke Royal KPN NV....          13,399        184,163
Randstad Holding NV (a)(b)..           1,327         36,696
Reed Elsevier NV............           8,330         91,638
SBM Offshore NV (a).........           2,786         47,558
TNT NV......................           3,784         73,484
Unilever NV.................          11,394        274,328
Wolters Kluwer NV...........           3,977         69,450
                                               ------------
TOTAL NETHERLANDS...........                      1,746,945
                                               ------------
NEW ZEALAND -- 0.0% (f)
Calan Healthcare Properties
  Trust.....................          39,291         30,798
                                               ------------
NORWAY -- 0.7%
DnB NOR ASA (b).............           7,914         60,247
Norsk Hydro ASA (b).........           6,679         34,243
Norske Skogindustrier ASA
  (a)(b)....................           8,668         12,686
Orkla ASA...................          10,117         73,403
Petroleum Geo-Services ASA
  (b).......................           2,259         13,986
StatoilHydro ASA............           7,915        155,680
Storebrand ASA (b)..........           5,924         25,770
Telenor ASA (b).............           6,303         48,424
Yara International ASA......           2,802         78,359
                                               ------------
TOTAL NORWAY................                        502,798
                                               ------------
PORTUGAL -- 0.5%
Banco Comercial Portugues SA
  (a).......................          40,891         41,526
Ibersol, SGPS SA............          16,797        196,964
Portugal Telecom, SGPS SA...          11,183        109,346
Zon Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA (a)....           1,827          9,720
                                               ------------
TOTAL PORTUGAL..............                        357,556
                                               ------------
SINGAPORE -- 1.3%
Ascendas REIT...............          71,000         77,998
CapitaLand, Ltd. ...........          34,000         87,152
City Developments, Ltd.
  (a).......................          19,000        112,633
Cosco Corp. Singapore, Ltd.
  (a).......................          87,000         75,137
Flextronics International,
  Ltd. (a)(b)...............          33,889        139,284
Genting International PLC
  (a)(b)....................         150,000         70,474
Keppel Corp., Ltd. .........          20,978        100,009
SembCorp Industries, Ltd. ..          36,000         75,117
Singapore Exchange, Ltd. ...          19,000         93,205
Stamford Land Corp, Ltd. ...         600,000        130,583
                                               ------------
TOTAL SINGAPORE.............                        961,592
                                               ------------
SOUTH KOREA -- 3.1%
Hyundai Securities Co.,
  Ltd. .....................           5,720         62,635
KIWOOM Securities Co.,
  Ltd. .....................           2,056         80,533
Korea Electric Power Corp.
  ADR (a)...................          13,382        153,893
KT Corp. ADR................          14,048        201,729
LG Display Co., Ltd. ADR
  (a).......................          12,042        150,405
LG Electronics, Inc. .......             695         63,829
POSCO ADR (a)...............           4,464        369,039
Samsung Electronics Co.,
  Ltd. GDR (e)..............           3,828        892,881
SK Energy Co., Ltd. ........             906         72,895
SK Telecom Co., Ltd. ADR
  (a).......................          16,666        252,490
                                               ------------
TOTAL SOUTH KOREA...........                      2,300,329
                                               ------------
SPAIN -- 4.5%
Abertis Infraestructuras SA
  (a).......................           6,555        123,251
Acciona SA (a)..............             486         59,716
Acerinox SA (a).............           3,590         66,418
ACS, Actividades de
  Construccion y Servicios
  SA (a)....................           2,387        120,700
Banco Bilbao Vizcaya
  Argentaria SA (a).........          19,208        240,862
Banco de Andalucia SA.......             304         15,393
Banco de Sabadell SA (a)....          13,388         83,565
Banco de Valencia SA (a)....           9,131         88,501
Banco Guipuzcoano SA (a)....           5,698         35,566
Banco Pastor SA.............           5,085         35,163
Banco Popular Espanol SA
  (a).......................           9,323         81,208
Banco Santander SA..........          37,326        448,162
Cia Espanola de Petroleos
  SA........................           1,325         51,016
Ebro Puleva SA (a)..........           5,818         88,216
Enagas (a)..................           6,169        121,271
Faes Farma SA (b)(c)........             492          2,967
Faes Farma SA (c)...........           5,144         31,098
Gamesa Corp. Tecnologica SA
  (a).......................           2,938         55,675
Gestevision Telecinco SA
  (a).......................           4,604         42,944
Grupo Ferrovial SA (a)......           1,103         35,383
Iberdrola SA (a)............          27,936        226,486
Iberia Lineas Aereas de
  Espana (a)(b).............          21,057         44,628
Indra Sistemas, SA..........           5,114        110,646
Industria de Diseno Textil
  SA........................           2,500        119,821
NH Hoteles SA (a)...........           8,271         35,442
Red Electrica Corporacion SA
  (a).......................           2,789        126,005

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Repsol YPF SA (a)...........           7,882   $    176,228
Sacyr Vallehermoso SA (a)...           1,693         23,462
SOS Cuetara SA (a)(b).......           8,743         42,186
Telefonica SA...............          30,434        688,135
                                               ------------
TOTAL SPAIN.................                      3,420,114
                                               ------------
SWEDEN -- 1.9%
Alfa Laval AB (a)...........           6,574         62,449
Assa Abloy AB  (Class
  B)(a).....................           4,582         63,574
Atlas Copco AB (Class B)....          13,630        122,704
Boliden AB Mines (a)........           3,515         26,427
Electrolux AB (a)(b)........           3,664         50,956
Hennes & Mauritz AB (Class
  B) (a)....................           3,409        169,397
Investor AB.................           6,115         93,921
Kinnevik Investment AB
  (Class B) (a).............           4,616         47,066
Loomis AB (Class B).........           1,170         11,590
Nordea Bank AB (a)..........          14,178        111,809
Sandvik AB (a)..............           8,484         62,689
Scania AB (Class B) (a).....           5,262         51,955
Securitas AB (Class B) (a)..           7,752         65,535
Skanska AB (Class B) (a)....           6,574         73,183
SKF AB (Class B)............             479          5,873
Tele2 AB (Class B)..........           5,239         52,675
Telefonaktiebolaget LM
  Ericsson (Class B) (a)....          24,453        238,917
TeliaSonera AB (a)..........          14,321         74,860
Volvo AB ADR (Class A) (a)..          11,446         70,172
                                               ------------
TOTAL SWEDEN................                      1,455,752
                                               ------------
SWITZERLAND -- 6.7%
ABB, Ltd. (b)...............          15,593        244,888
Adecco SA...................           1,696         70,582
Alcon, Inc. ................             980        113,798
Bachem Holding AG (Class
  B)........................           1,325         82,238
Cie Financiere Richemont SA
  (Class A).................           2,184         45,345
Clariant AG (b).............           4,251         26,814
Credit Suisse Group AG......           7,664        349,533
Geberit AG (a)..............             508         62,405
Graubuendner Kantonalbank...              55         51,432
Holcim, Ltd. (a)(b).........           1,591         90,262
Julius Baer Holding AG......           1,692         65,623
Kuehne & Nagel International
  AG........................           1,039         81,301
Lonza Group AG (a)..........             943         93,559
Nestle SA...................          25,092        944,108
Nobel Biocare Holding AG....           2,067         45,082
Novartis AG.................          17,122        693,350
PSP Swiss Property AG
  (a)(b)....................           2,864        136,676
Roche Holding AG............           5,025        682,445
SGS SA......................              73         90,348
STMicroelectronics NV (b)...           9,579         71,681
Sulzer AG...................             536         33,908
Swatch Group AG.............             434         69,557
Swiss Life Holding (b)......             371         31,998
Swiss Reinsurance...........           3,064        101,255
Syngenta AG.................             892        206,893
UBS AG (b)..................          17,799        217,506
Xstrata PLC.................          14,083        152,445
Zurich Financial Services
  AG........................             969        170,536
                                               ------------
TOTAL SWITZERLAND...........                      5,025,568
                                               ------------
UNITED KINGDOM -- 16.8%
3i Group PLC................           9,289         37,020
Amec PLC....................           6,994         75,213
Anglo American PLC..........           9,797        284,526
AstraZeneca PLC.............          10,405        457,603
Aviva PLC...................          17,519         98,527
BAE Systems PLC.............          24,658        137,458
Balfour Beatty PLC..........          10,491         53,386
Barclays PLC................          48,946        228,117
Barratt Developments PLC
  (b).......................          10,739         26,086
BG Group PLC................          26,106        437,665
BHP Billiton PLC............          16,145        362,666
BP PLC......................         126,422        994,770
British Airways PLC (a)(b)..           7,535         15,474
British American Tobacco
  PLC.......................          10,758        296,402
British Land Co. PLC........           7,195         45,263
British Sky Broadcasting
  Group PLC.................          11,350         85,047
BT Group PLC................          51,595         86,244
Burberry Group PLC (a)......           7,404         51,578
Cable & Wireless PLC........          23,153         50,750
Cadbury PLC.................           9,981         85,145
Capita Group PLC............          10,981        129,211
Carnival PLC................           2,169         57,402
Centrica PLC................          34,098        125,224
Compass Group PLC...........          19,325        108,763
Diageo PLC..................          15,206        218,241
Drax Group PLC..............           5,850         42,294
DSG International PLC.......          47,477         17,983
Enterprise Inns PLC.........           7,733         15,887
Experian PLC................          12,004         89,800
FirstGroup PLC..............           7,255         42,744
Friends Provident Group
  PLC.......................          25,011         27,033
G4S PLC.....................          20,198         69,353
GKN PLC.....................          11,728         23,950
GlaxoSmithKline PLC.........          36,721        646,164
Hays PLC....................          34,373         48,541
Home Retail Group PLC.......           9,264         39,667
HSBC Holdings PLC...........          94,547        782,416
ICAP PLC....................           8,995         66,808
Imperial Tobacco Group PLC..           7,307        189,889
Inchcape PLC................         136,214         42,622
Informa PLC.................          10,966         39,550
Intercontinental Hotels
  Group PLC.................           3,795         38,936
International Power PLC.....          14,652         57,429
Invensys PLC................          11,776         43,344
Investec PLC................           6,303         33,917
ITV PLC.....................          44,244         25,502
J Sainsbury PLC.............          12,230         63,041
Kingfisher PLC..............          23,643         69,229
Land Securities Group PLC
  (a).......................           3,394         26,340
Legal & General Group PLC...          40,525         37,901
Lloyds Banking Group PLC....         128,557        148,052
Logica PLC (a)..............          25,967         33,783
Lonmin PLC..................           1,999         38,616
Man Group PLC...............          14,032         64,126
Marks & Spencer Group PLC...          13,664         68,858
Michael Page International
  PLC.......................           9,927         38,950
Mondi PLC...................          10,109         34,461
National Express Group PLC..           3,318         16,912
National Grid PLC...........          17,161        154,732
Next PLC (a)................           2,602         62,948
Old Mutual PLC..............          46,580         62,082

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Pearson PLC.................           8,049   $     80,792
Persimmon PLC...............           5,203         29,990
Prudential PLC..............          17,801        121,220
Punch Taverns PLC (b).......           3,664          6,125
Punch Taverns PLC (b).......           2,572             64
Reckitt Benckiser PLC.......           4,655        212,044
Rentokil Initial PLC (a)....          39,568         58,320
Rio Tinto PLC...............           6,695        232,090
Rolls-Royce Group PLC (b)...          15,859         94,414
Royal Bank of Scotland Group
  PLC (b)...................          73,130         46,536
Royal Dutch Shell PLC (Class
  A)........................          24,287        607,155
Royal Dutch Shell PLC (Class
  B)........................          18,055        453,739
RSA Insurance Group PLC.....          30,413         60,203
SABMiller PLC...............           6,679        135,841
Scottish & Southern Energy
  PLC.......................           6,397        119,992
Serco Group PLC.............          11,562         80,352
Shire, Ltd. ................           5,686         78,236
Smith & Nephew PLC..........          11,706         86,655
Smiths Group PLC............           4,551         52,576
Standard Chartered PLC......           9,683        181,789
Standard Life PLC...........          19,744         60,511
Tate & Lyle PLC.............           9,429         49,457
Taylor Wimpey PLC (b).......          67,553         37,269
Tesco PLC...................          53,063        309,000
The Sage Group PLC..........          20,145         59,086
Thomson Reuters PLC.........             733         20,908
Tomkins PLC.................          19,792         48,240
Tullow Oil PLC..............          10,838        167,330
Unilever PLC................           9,394        220,300
United Business Media PLC...           5,473         35,985
Virgin Media, Inc. (a)......           3,188         29,808
Vodafone Group PLC..........         365,130        704,740
William Hill PLC............           8,185         26,487
William Morrison
  Supermarkets PLC..........          22,894         89,168
Willis Group Holdings, Ltd.
  (a).......................           2,678         68,905
Wolseley PLC (b)............           1,647         31,409
WPP Group PLC...............          10,803         71,742
Yell Group PLC (a)..........          10,571          4,570
                                               ------------
TOTAL UNITED KINGDOM........                     12,624,689
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $80,678,994)........                     74,555,561
                                               ------------
PREFERRED STOCK -- 0.2%
GERMANY -- 0.2%
Fresenius SE................           1,107         59,765
Henkel AG & Co. KGaA (a)....           2,509         78,233
                                               ------------
TOTAL GERMANY...............                        137,998
                                               ------------
ITALY -- 0.0% (f)
Istituto Finanziario
  Industriale SpA...........           2,502         21,056
                                               ------------
TOTAL PREFERRED STOCK --
  (Cost $188,972)...........                        159,054
                                               ------------
RIGHTS -- 0.1%
AUSTRALIA -- 0.0% (f)
Rio Tinto Ltd. (expiring
  7/1/09) (b)...............           1,192         23,041
Swick Mining Services Ltd.
  (expiring 7/21/09) (b)....             559             25
                                               ------------
TOTAL AUSTRALIA.............                         23,066
                                               ------------
BELGIUM -- 0.0% (f)
Fortis
  (expiring 7/4/14)
  (b)(d)(g).................           3,335              0
                                               ------------
FRANCE -- 0.0% (f)
Casino Guichard-Perrachon SA
  (expiring 7/10/09)
  (a)(b)....................             892          3,441
                                               ------------
ITALY -- 0.0% (f)
UBI Banca SCpA
  (expiring 7/3/09) (b).....           6,461            441
                                               ------------
SPAIN -- 0.0% (f)
NH Hoteles SA
  (expiring 7/14/09) (b)....           8,271          5,255
                                               ------------
UNITED KINGDOM -- 0.1%
Rio Tinto PLC
  (expiring 7/1/09) (b).....           3,514         40,394
                                               ------------
TOTAL RIGHTS --
  (Cost $90,335)............                         72,597
                                               ------------
WARRANTS -- 0.0% (f)
ITALY -- 0.0% (f)
Unione di Banche Italiane
  SCpA (b)
  (Cost $0).................           6,461            499
                                               ------------
SHORT TERM INVESTMENTS -- 14.1%
UNITED STATES -- 14.1%
MONEY MARKET FUNDS -- 14.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (g)(h)..........      10,537,023     10,537,023
STIC Prime Portfolio........          28,073         28,073
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $10,565,096)........                     10,565,096
                                               ------------
TOTAL INVESTMENTS -- 113.5%
  (i)
  (Cost $91,523,397)........                     85,352,807
OTHER ASSETS AND
  LIABILITIES -- (13.5)%....                    (10,183,501)
                                               ------------
NET ASSETS -- 100.0%........                   $ 75,169,306
                                               ============




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on inputs established under FAS 157. Anglo Irish Bank Corp PLC's value is determined based on Level 3 inputs and Fortis' value is determined based on Level 2 inputs.
   (e) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of June 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (f) Amount shown represents less than 0.05% of net assets.
   (g) Affiliated Fund managed by SSgA Funds Management, Inc.
   (h) Investments of cash collateral for securities loaned.
   (i) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       13.4%
Oil, Gas & Consumable Fuels...........        9.0
Metals & Mining.......................        6.1
Pharmaceuticals.......................        5.9
Insurance.............................        4.0
Diversified Telecommunication
  Services............................        3.3
Chemicals.............................        3.0
Automobiles...........................        2.9
Electric Utilities....................        2.8
Food Products.........................        2.7
Machinery.............................        2.4
Capital Markets.......................        2.2
Food & Staples Retailing..............        2.1
Real Estate Management & Development..        2.1
Wireless Telecommunication Services...        2.0
Semiconductors & Semiconductor
  Equipment...........................        1.8
Media.................................        1.6
Electronic Equipment, Instruments &
  Components..........................        1.5
Industrial Conglomerates..............        1.5
Multi-Utilities.......................        1.5
Diversified Financial Services........        1.4
Electrical Equipment..................        1.4
Road & Rail...........................        1.4
Construction & Engineering............        1.3
Trading Companies & Distributors......        1.3
Hotels, Restaurants & Leisure.........        1.2
Beverages.............................        1.2
Communications Equipment..............        1.0
Household Durables....................        1.0
Real Estate Investment Trusts.........        1.0
Specialty Retail......................        1.0
Auto Components.......................        0.8
Health Care Equipment & Supplies......        0.8
Textiles, Apparel & Luxury Goods......        0.8
Tobacco...............................        0.8
Building Products.....................        0.7
Commercial Services & Supplies........        0.7
Energy Equipment & Services...........        0.7
Gas Utilities.........................        0.7
Professional Services.................        0.7
Aerospace & Defense...................        0.6
Computers & Peripherals...............        0.6
IT Services...........................        0.6
Marine................................        0.6
Software..............................        0.6
Airlines..............................        0.5
Multiline Retail......................        0.5
Office Electronics....................        0.5
Construction Materials................        0.4
Health Care Providers & Services......        0.4
Household Products....................        0.4
Transportation Infrastructure.........        0.4
Air Freight & Logistics...............        0.3
Biotechnology.........................        0.2
Distributors..........................        0.2
Paper & Forest Products...............        0.2
Personal Products.....................        0.2
Consumer Finance......................        0.1
Independent Power Producers & Energy
  Traders.............................        0.1
Internet & Catalog Retail.............        0.1
Leisure Equipment & Products..........        0.1
Thrifts & Mortgage Finance............        0.1
Short Term Investments................       14.1
Other Assets & Liabilities............      (13.5)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs established under FAS 157 except for Fortis, which was Level 2 and part of the Diversified Financial Services Industry and 0.0% of net assets and Anglo Irish Bank Corp PLC, which was Level 3 and part of the Commercial Banks Industry and 0.0% of net assets.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.3%
AUSTRALIA -- 7.4%
ABB Grain, Ltd. ............         112,655   $    847,006
Adelaide Brighton, Ltd. ....         397,125        722,375
Ausenco, Ltd. (a)...........          83,676        274,650
Austar United
  Communications, Ltd. (b)..         605,177        430,545
Austereo Group, Ltd. .......         811,139        921,350
Australian Worldwide
  Exploration, Ltd. (b).....         668,974      1,389,938
Beach Petroleum, Ltd. ......         980,188        626,022
Billabong International,
  Ltd. .....................         101,369        717,078
Boom Logistics, Ltd. .......         449,652        123,597
Campbell Brothers, Ltd. ....          58,054        971,529
Centennial Coal Co., Ltd. ..         334,593        665,434
David Jones, Ltd. ..........         247,315        909,735
FKP Property Group..........         181,137         76,149
Fleetwood Corp., Ltd. ......         170,508        813,298
Futuris Corp., Ltd. (a).....         804,521        185,368
Goodman Fielder, Ltd. ......         643,183        678,576
Healthscope, Ltd. ..........         226,080        804,207
Iluka Resources, Ltd. (b)...         183,191        423,568
Invocare, Ltd. (a)..........         350,731      1,644,581
IOOF Holdings, Ltd. ........         267,748        902,642
JB Hi-Fi, Ltd. (a)..........         111,742      1,391,202
Kagara Zinc, Ltd. (b).......         155,599         85,540
Linc Energy Ltd (b).........          93,681        115,877
Monadelphous Group, Ltd. ...          87,118        838,124
Mount Gibson Iron, Ltd.
  (a)(b)....................         304,128        221,285
Oakton, Ltd. ...............         174,904        302,598
Pacific Brands, Ltd. .......         946,465        654,220
PanAust, Ltd. (b)...........       1,284,622        373,879
PaperlinX, Ltd. ............         388,151        133,365
Programmed Maintenance
  Services, Ltd. ...........         242,321        536,778
Record Realty (b)(c)........         213,188              0
Riversdale Mining, Ltd.
  (b).......................          81,618        349,716
Roc Oil Co., Ltd. (b).......         578,970        367,434
SAI Global, Ltd. ...........         504,161      1,161,628
Sigma Pharmaceuticals,
  Ltd. .....................       1,015,028      1,001,131
Sino Gold Mining, Ltd. (b)..         276,864      1,159,443
Spark Infrastructure Group
  (d).......................         799,856        730,707
Spotless Group, Ltd. .......         242,911        443,822
STW Communications Group,
  Ltd. .....................         596,938        311,274
Transfield Services, Ltd. ..         121,715        225,337
Transpacific Industries
  Group, Ltd. (a)(c)........          89,606        130,396
WHK Group, Ltd. ............         535,976        411,644
                                               ------------
TOTAL AUSTRALIA.............                     25,073,048
                                               ------------
AUSTRIA -- 0.7%
Austrian Airlines AG
  (b)(e)....................           3,072         18,356
Austrian Airlines AG
  (b)(e)....................          67,425        378,295
BWIN Interactive
  Entertainment AG (b)......          13,422        585,312
BWT AG......................          21,474        426,808
Eco Business-Immobilien AG
  (b).......................         122,400        430,928
Schoeller-Bleckmann Oilfield
  Equipment AG..............          16,085        586,602
                                               ------------
TOTAL AUSTRIA...............                      2,426,301
                                               ------------
BELGIUM -- 0.9%
AGFA-Gevaert NV (b).........          76,907        218,983
Barco NV (b)................          24,902        851,913
EVS Broadcast Equipment SA..          12,292        619,483
RHJ International (b).......         113,492        724,313
Tessenderlo Chemie NV.......          23,888        758,923
                                               ------------
TOTAL BELGIUM...............                      3,173,615
                                               ------------
CANADA -- 9.2%
AltaGas Income Trust........          69,429        959,517
Anvil Mining, Ltd. (a)(b)...          96,077        128,230
Biovail Corp. (a)...........          51,230        689,037
BMTC Group, Inc. ...........           2,040         34,253
Canadian Hydro Developers,
  Inc. (a)(b)...............         289,159        928,715
Canadian Western Bank.......          67,001        977,308
CanWest Global
  Communications Corp.
  (a)(b)....................         154,758         20,655
Celestica, Inc. (b).........         145,593        987,879
Compton Petroleum Corp.
  (a)(b)....................         129,568        148,384
Corus Entertainment, Inc.
  (Class B).................          96,243      1,230,644
Denison Mines Corp. (a)(b)..          97,439        161,930
Dundee Corp. (Class A) (b)..          58,097        338,172
Dundee Real Estate
  Investment Trust..........          81,233      1,059,698
DundeeWealth, Inc. (a)......          58,789        435,343
FirstService Corp. (b)......          42,228        490,512
FNX Mining Co., Inc. (b)....          72,495        501,257
Freehold Royalty Trust......          54,331        647,939
Gammon Gold, Inc. (b).......          69,866        463,227
GMP Capital, Inc. ..........          63,430        559,829
Golden Star Resources, Ltd.
  (b).......................         315,222        651,425
Great Canadian Gaming Corp.
  (a)(b)....................          78,766        313,341
Guardian Capital Group,
  Ltd. .....................         170,221        798,816
Highpine Oil & Gas Ltd.
  (b).......................          97,593        368,910
Home Capital Group, Inc. ...          35,155        914,481
HudBay Minerals, Inc. (b)...          69,738        461,177
Iamgold Corp. ..............         189,854      1,925,759
Linamar Corp. ..............          76,624        712,567
MacDonald Dettwiler &
  Associates, Ltd. (b)......          36,466        832,091
Major Drilling Group
  International, Inc. (a)...          21,142        332,417
Martinrea International,
  Inc. (b)..................          63,530        352,838
New Gold, Inc. (b)..........         184,358        488,933
Novagold Resources, Inc.
  (a)(b)....................         109,842        471,015
NuVista Energy, Ltd. (b)....          90,608        799,700
Open Text Corp. (b).........          28,265      1,034,367
Peyto Energy Trust..........          70,108        565,645
Progress Energy Resources
  Corp. ....................         167,055      1,461,471
Quebecor, Inc.  (Class B)...          44,198        753,537
Red Back Mining, Inc.
  (a)(b)....................         120,689      1,053,762
Russel Metals, Inc. ........          53,939        699,463
Savanna Energy Services
  Corp. (a).................          68,772        360,633
Stantec, Inc. (a)(b)........          46,675      1,124,926
The Forzani Group, Ltd. ....          51,795        640,887
TriStar Oil & Gas, Ltd. ....          68,271        646,057
Uni-Select, Inc. ...........          79,617      1,692,637
Uranium One, Inc. (a)(b)....         184,547        424,282
WestJet Airlines, Ltd. (b)..          57,261        497,986
                                               ------------
TOTAL CANADA................                     31,141,652
                                               ------------
CHINA -- 3.5%
Allied Properties HK, Ltd.
  (b).......................       2,546,791        335,188
Cafe de Coral Holdings,
  Ltd. .....................       1,039,867      2,074,354

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Chow Sang Sang Holding
  International, Ltd. ......         646,939   $    491,670
Far East Consortium
  International, Ltd. ......       2,203,466        469,122
First Pacific, Co., Ltd. ...       1,490,000        855,543
Giordano International,
  Ltd. .....................       3,394,000        713,830
HKR International, Ltd. ....       1,714,379        707,868
Integrated Distribution
  Services Group, Ltd. .....         383,205        514,233
K Wah International
  Holdings, Ltd. ...........       1,592,565        581,539
Midland Holdings, Ltd. .....         305,790        186,235
Peace Mark Holdings, Ltd.
  (b).......................         504,228         97,592
Road King Infrastructure,
  Ltd. .....................         745,544        556,028
Techtronic Industries Co.,
  Ltd. .....................         973,500        674,537
Texwinca Holdings, Ltd. ....       1,362,050      1,087,875
VTech Holdings, Ltd. .......          90,000        614,319
Xinao Gas Holdings, Ltd. ...         622,000      1,062,610
Xinyi Glass Holdings Co.,
  Ltd. .....................       1,064,315        917,365
                                               ------------
TOTAL CHINA.................                     11,939,908
                                               ------------
DENMARK -- 0.9%
Bang & Olufsen A/S (Class B)
  (a).......................          16,284        111,030
East Asiatic Co., Ltd. (a)..          22,938        764,715
GN Store Nord A/S (a)(b)....         129,078        515,417
IC Companys A/S.............          16,920        328,253
NeuroSearch A/S (b).........          15,473        311,838
SimCorp A/S.................           5,589        866,373
                                               ------------
TOTAL DENMARK...............                      2,897,626
                                               ------------
FINLAND -- 2.3%
Amer Sports Oyj (Class A)
  (a).......................          67,223        744,894
Atria Group PLC.............          38,978        549,459
Citycon Oyj.................         166,650        434,778
Cramo Oyj (Class B).........          37,069        371,763
Finnlines Oyj (b)...........         106,206        850,618
HKScan Oyj..................          59,780        738,722
Lassila & Tikanoja Oyj (a)..          52,426        941,253
Poyry Oyj...................          55,343        784,808
TietoEnator Oyj.............          45,520        604,647
Vacon Oyj...................          26,993        897,323
Vaisala Oyj (Class A).......          27,463        970,729
                                               ------------
TOTAL FINLAND...............                      7,888,994
                                               ------------
FRANCE -- 2.6%
Canal Plus..................          31,017        210,961
Carbone Lorraine SA.........          17,755        486,625
Club Mediterranee SA (b)....          23,006        343,669
GL Events SA (b)............          20,734        348,991
Groupe Steria SCA...........          21,367        391,714
IMS International Metal
  Service (b)...............          26,450        426,651
Ingenico SA.................          31,138        593,990
IPSOS.......................          37,299        936,482
Rhodia SA (a)(b)............          43,097        325,463
Rubis.......................          21,811      1,621,440
Saft Groupe SA..............          22,044        871,636
Sequana Capital SA (a)(b)...          52,716        360,838
Societe de la Tour Eiffel
  (a).......................           8,116        272,075
SOITEC (b)..................          63,239        492,563
Sperian Protection (b)......           7,178        404,239
STEF-TFE....................          19,538        821,875
                                               ------------
TOTAL FRANCE................                      8,909,212
                                               ------------
GERMANY -- 2.1%
Demag Cranes AG.............          19,639        444,052
Deutsche Wohnen AG (b)......          34,166        476,354
DIC Asset AG (b)............          24,251        171,779
Gerresheimer AG.............          16,613        368,408
Gildemeister AG.............          40,913        394,820
Indus Holding AG............          44,251        668,480
Jenoptik AG (b).............          98,366        412,540
Kontron AG..................          55,620        713,841
KUKA AG (a)(b)..............          33,348        516,870
Leoni AG....................          28,211        464,554
MLP AG (a)..................          41,998        509,559
MTU Aero Engines Holding
  AG........................          24,016        875,837
Patrizia Immobilien AG
  (a)(b)....................         108,859        422,955
Pfleiderer AG (a)(b)........          35,761        260,833
Solar Millennium AG (b).....          14,125        463,611
                                               ------------
TOTAL GERMANY...............                      7,164,493
                                               ------------
GREECE -- 0.9%
Ellaktor SA.................          79,228        592,319
Fourlis Holdings SA.........          34,019        441,380
Hellenic Exchanges SA.......          54,461        611,882
Intracom Holdings SA (b)....         284,052        613,575
Michaniki SA................         129,978        315,403
Minoan Lines Shipping SA....          12,709         59,718
Thessaloniki Port Authority
  SA........................          26,667        553,212
                                               ------------
TOTAL GREECE................                      3,187,489
                                               ------------
IRELAND -- 0.9%
C&C Group PLC (e)...........         144,321        481,788
C&C Group PLC (e)...........          26,265         88,418
Fyffes PLC..................       1,038,986        480,920
Kingspan Group PLC (a)......          65,693        368,577
Kingspan Group PLC..........          12,921         72,495
McInerney Holdings PLC
  (b)(e)....................         477,788        100,525
McInerney Holdings PLC
  (b)(e)....................          46,748          9,816
Paddy Power PLC (e).........          43,645      1,016,230
Paddy Power PLC (e).........          13,145        304,409
                                               ------------
TOTAL IRELAND...............                      2,923,178
                                               ------------
ITALY -- 2.3%
Amplifon SpA (b)............         185,230        644,336
Astaldi SpA.................         142,831        981,676
Banca Popolare dell'Etruria
  e del Lazio Scrl..........         140,559        953,245
Digital Multimedia
  Technologies SpA (b)......          19,061        218,432
Esprinet SpA................          62,526        563,048
IMMSI SpA (b)...............         469,639        560,587
Interpump Group SpA (b).....         144,578        699,634
Permasteelisa SpA...........          68,804      1,170,641
Recordati SpA...............         202,272      1,249,773
Sorin SpA (b)...............         613,984        762,597
Tiscali SpA (b).............         338,550        138,424
                                               ------------
TOTAL ITALY.................                      7,942,393
                                               ------------
JAPAN -- 36.0%
Alps Electric Co., Ltd. ....         115,336        627,573
Asahi Holdings, Inc.
  (a)(b)....................          30,136        540,346
Atrium Co., Ltd. (b)........              15             24
Bank of the Ryukyus, Ltd.
  (a).......................          88,700      1,051,695
Best Denki Co., Ltd. .......         147,769        641,708
Central Glass Co., Ltd.
  (a).......................         344,145      1,369,660

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMSYS Holdings Corp. ......         132,650   $  1,466,938
DA Office Investment Corp.
  (a).......................             207        569,821
Daifuku Co., Ltd. (a).......          79,000        562,502
Daihen Corp. (a)............         158,000        551,858
Daiichi Chuo Kisen Kaisha
  (a).......................          84,834        244,430
Daimei Telecom Engineering
  Corp. ....................          86,000        824,480
Dainippon Screen
  Manufacturing Co., Ltd.
  (a)(b)....................         161,000        557,330
DCM Japan Holdings Co.,
  Ltd. .....................         112,633        771,627
Disco Corp. (a).............          22,700        964,606
Don Quijote Co., Ltd. (a)...          49,800        956,412
DOUTOR NICHIRES Holdings
  Co., Ltd. ................         107,732      1,453,771
DTS Corp. ..................          56,282        585,657
eAccess, Ltd. ..............           1,306      1,069,327
EDION Corp. (a).............          66,700        432,753
FCC Co., Ltd. (a)...........          66,248        908,391
Fukuoka REIT Corp. .........             207        928,963
Furukawa Co., Ltd. .........         463,387        590,730
Glory, Ltd. (a).............          47,800        948,717
H2O Retailing Corp. (a).....         158,000        899,021
Hanwa Co., Ltd. ............         238,000        892,947
Heiwa Real Estate Co., Ltd.
  (a).......................         205,000        671,400
Hitachi Kokusai Electric,
  Inc. (a)..................          91,372        605,138
Hitachi Zosen Corp. (b).....         522,000        703,322
Horiba, Ltd. (a)............          34,413        829,250
Hosiden Corp. ..............          72,700        926,033
Iino Kaiun Kaisha, Ltd.
  (a).......................          90,400        538,737
IT Holdings Corp. ..........          60,808      1,080,219
Izumiya Co., Ltd. ..........         167,000        972,732
Japan Airport Terminal Co.,
  Ltd. (a)..................          62,200        755,541
Japan Asia Investment Co.,
  Ltd. (a)(b)...............         145,000        118,723
Japan Aviation Electronics
  Industry, Ltd. (a)........          80,000        496,658
Japan Excellent, Inc. (a)...             164        695,196
Japan Logistics Fund, Inc.
  (a).......................             164      1,094,636
Juki Corp. (a)..............          92,332        123,447
K's Holdings Corp. (a)......          33,400        865,420
Kanematsu Corp. (a)(b)......         502,698        526,222
Katakura Industries Co.,
  Ltd. (a)..................          63,174        569,637
Kayaba Industry Co., Ltd.
  (a).......................         212,832        478,671
Keisei Electric Railway Co.,
  Ltd. (a)..................         281,230      1,678,898
Kenedix, Inc. (a)(b)........             305        164,062
Kitz Corp. (a)..............          85,000        289,838
Kiyo Holdings, Inc. (a).....         740,000        943,359
Komori Corp. (a)............          69,936        837,188
Kurabo Industries, Ltd. ....         457,000        947,298
Kyowa Exeo Corp. (a)........          86,000        855,677
Makino Milling Machine Co.,
  Ltd. (a)..................          90,000        293,828
Marudai Food Co., Ltd. .....         362,656      1,056,188
Maruha Nichiro Holdings,
  Inc. .....................         508,485        764,164
Marusan Securities Co.,
  Ltd. .....................         106,898        694,668
MEIJI Holdings Co. Ltd.
  (a)(b)....................          32,300      1,298,896
Miraca Holdings, Inc. ......          52,600      1,286,583
Mitsubishi Rayon Co., Ltd.
  (a).......................         221,000        643,634
Mitsui Mining & Smelting
  Co., Ltd. (b).............         427,000      1,106,390
Mitsui-Soko Co., Ltd. (a)...         205,000        809,504
Mitsumi Electric Co.,
  Ltd. .....................          39,400        843,250
Nabtesco Corp. .............          80,000        791,004
Nakanishi, Inc. ............           7,483        550,648
Nankai Electric Railway Co.,
  Ltd. (a)..................         519,000      2,269,969
Net One Systems Co., Ltd. ..             608      1,069,994
Neturen Co., Ltd. (a).......         139,203      1,074,843
New City Residence
  Investment Corp.
  (c)(d)(f).................               4              0
Nihon Dempa Kogyo Co., Ltd.
  (a).......................          17,000        357,672
Nihon Kohden Corp. .........          43,800        575,617
Nikkiso Co., Ltd. (a).......         156,000      1,067,109
Nippon Accommodations Fund,
  Inc. .....................             168        753,941
Nippon Carbon Co., Ltd.
  (a).......................         148,712        416,150
Nippon Konpo Unyu Soko Co.,
  Ltd. (a)..................         142,000      1,573,281
Nippon Light Metal Co., Ltd.
  (b).......................         948,000      1,080,790
Nippon Seiki Co., Ltd. .....          71,000        737,337
Nippon Shinyaku Co., Ltd. ..         134,000      1,534,643
Nippon Soda Co., Ltd. ......         171,000        769,177
Nippon Suisan Kaisha, Ltd.
  (a).......................         264,399        693,299
Nippon Thompson Co., Ltd. ..         139,000        726,082
Nishimatsu Construction Co.,
  Ltd. (a)..................         425,000        660,724
Nishimatsuya Chain Co., Ltd.
  (a).......................          75,793        666,925
Nitto Boseki Co., Ltd. .....         350,153        638,720
NOF Corp. (a)...............         277,000      1,116,785
NSD Co., Ltd. (a)...........          60,308        611,299
Okasan Holdings, Inc. (a)...         173,682        871,245
Oki Electric Industry Co.,
  Ltd. (b)..................         951,000      1,005,358
Orix JREIT, Inc. ...........             241      1,104,027
Osaka Securities Exchange
  Co., Ltd. ................             199        954,936
OSG Corp. ..................          97,700        829,313
Park24 Co., Ltd. ...........         120,913      1,087,760
Point, Inc. (a).............          15,950        856,309
Premier Investment Co. .....             306      1,090,988
Rengo Co., Ltd. ............         128,000        823,838
Rohto Pharmaceutical Co.,
  Ltd. (a)..................         105,000      1,185,106
Ryohin Keikaku Co., Ltd.
  (a).......................          21,503        907,055
Sakai Chemical Industry Co.,
  Ltd. .....................         229,565        925,541
Sanden Corp. (b)............         310,000        777,530
Sankyu, Inc. (a)............         184,000        724,672
Sanyo Shokai, Ltd. (a)......         114,000        389,905
Sanyo Special Steel Co.,
  Ltd. (a)..................         130,937        500,759
Sato Corp. (a)..............          77,900        715,338
Seiren Co., Ltd. (a)........         130,000        652,122
Shima Seiki Manufacturing,
  Ltd. (a)..................          44,625      1,036,016
Shimachu Co., Ltd. (a)......          61,400      1,291,828
Shinko Electric Co., Ltd.
  (a).......................         286,000        666,943
Shochiku Co., Ltd. (a)......         305,000      2,471,990
Shoei Co., Ltd. (a).........          70,200        602,431
SMK Corp. ..................         156,343        680,562
Star Micronics Co., Ltd.
  (a).......................          41,000        394,341
Sumitomo Osaka Cement Co.,
  Ltd. (a)..................         601,793      1,303,568
Tadano, Ltd. (a)............          84,526        403,861
Takara Holdings, Inc. (a)...         206,000      1,261,813
Takasago International Corp.
  (a).......................         229,694      1,245,064
Takefuji Corp. (a)..........          45,570        249,375
Takuma Co., Ltd. (a)(b).....         175,000        400,840
The Bank of Nagoya, Ltd. ...         160,000        723,014
The Bank of Okinawa, Ltd. ..          32,400      1,158,522
The Ehime Bank, Ltd. (a)....         433,000      1,193,740
The Eighteenth Bank, Ltd. ..         412,730      1,270,465

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
The Hokuetsu Bank, Ltd.
  (a).......................         588,000   $  1,176,183
The Michinoku Bank, Ltd. ...         478,000      1,030,461
The Minato Bank, Ltd. (b)...         498,000        676,147
The Miyazaki Bank, Ltd.
  (a).......................         386,000      1,532,238
The Musashino Bank, Ltd.
  (a).......................          25,200        846,225
The Oita Bank, Ltd. ........         250,000      1,285,174
The Tochigi Bank, Ltd. .....         168,000        863,637
The Tokushima Bank, Ltd. ...         179,000        884,935
The Tokyo Tomin Bank, Ltd.
  (a).......................          28,000        536,291
Toagosei Co., Ltd. .........         377,818      1,041,608
TOC Co., Ltd. ..............         129,700        565,929
Toei Co., Ltd. .............         210,000      1,044,722
Toho Pharmaceutical Co.,
  Ltd. (a)..................          48,919        515,124
Toho Zinc Co., Ltd. ........         150,000        603,203
Tokai Tokyo Financial
  Holdings, Inc. ...........         160,000        583,718
Tokuyama Corp. (a)..........          90,000        661,346
Tokyo Dome Corp. ...........         158,000        533,845
Tokyo Tatemono Co., Ltd.
  (a).......................         132,000        737,400
Topy Industries, Ltd. ......         478,381        907,330
Toyo Corp/Chuo-ku (a).......         113,448      1,105,261
Toyo Tire & Rubber Co., Ltd.
  (b).......................         239,000        572,203
Toyobo Co., Ltd. ...........         655,788      1,067,096
Tsumura & Co. (a)...........          49,900      1,556,708
Ulvac, Inc. (a).............          29,900        859,952
Unitika, Ltd. (a)(b)........         659,000        594,217
Yodogawa Steel Works,
  Ltd. .....................         255,000      1,295,020
Zenrin Co., Ltd. ...........          37,077        549,132
                                               ------------
TOTAL JAPAN.................                    122,092,983
                                               ------------
NETHERLANDS -- 2.3%
Aalberts Industries NV (a)..          57,424        450,251
ASM International NV (b)....          45,319        661,730
Crucell NV (a)(b)...........          48,910      1,176,209
Draka Holdings (b)..........          17,896        238,970
Exact Holdings NV...........          31,394        759,601
Imtech NV...................          36,440        707,398
James Hardie Industries NV
  (b).......................         263,580        894,983
KAS Bank NV.................          61,223      1,020,189
OPG Groep NV................          99,139      1,258,469
Ordina NV (b)...............          61,628        240,915
Orthofix International N.V.
  (a)(b)....................          18,934        473,539
                                               ------------
TOTAL NETHERLANDS...........                      7,882,254
                                               ------------
NEW ZEALAND -- 0.4%
Fisher & Paykel Appliances
  Holdings, Ltd. (a)........         648,136        281,308
Fisher & Paykel Healthcare
  Corp., Ltd. ..............         441,275        834,705
Nuplex Industries, Ltd. ....          70,647         68,648
                                               ------------
TOTAL NEW ZEALAND...........                      1,184,661
                                               ------------
NORWAY -- 1.2%
DET Norske Oljeselskap ASA
  (a)(b)....................         680,680        846,019
Ekornes ASA.................          79,619      1,057,620
Norske Skogindustrier ASA
  (a)(b)....................         166,515        243,698
Norwegian Property ASA
  (a)(b)....................         264,790        234,489
Songa Offshore SE (a)(b)....          82,585        268,160
Tomra Systems ASA (a).......         125,165        449,202
Veidekke ASA................         167,001        819,885
                                               ------------
TOTAL NORWAY................                      3,919,073
                                               ------------
PORTUGAL -- 0.3%
Altri SGPS SA (a)(b)........         119,402        374,149
F. Ramada Investimentos SGPS
  (b).......................          20,157         22,477
Semapa-Sociedade de
  Investimento e Gestao,
  SGPS, SA..................          92,442        750,753
                                               ------------
TOTAL PORTUGAL..............                      1,147,379
                                               ------------
SINGAPORE -- 2.4%
Bukit Sembawang Estates,
  Ltd. .....................         176,080        439,181
Haw Par Corp., Ltd. (a).....         580,352      1,836,468
Hong Leong Finance, Ltd. ...       1,091,656      1,991,206
Mapletree Logistics Trust...       2,532,965        971,289
Parkway Holdings, Ltd. (a)..         756,309        872,654
Suntec REIT (a).............       1,549,000        920,399
Verigy, Ltd. (a)(b).........          40,410        491,790
Wing Tai Holdings, Ltd. ....         806,000        751,788
                                               ------------
TOTAL SINGAPORE.............                      8,274,775
                                               ------------
SOUTH KOREA -- 6.0%
Asiana Airlines (b).........         135,948        395,908
Cheil Communications,
  Inc. .....................           6,339      1,164,352
Daewoo Motor Sales (b)......          23,289        180,067
Daum Communications Corp.
  (b).......................          10,530        373,606
Dong-A Pharmaceutical Co.,
  Ltd. .....................           7,739        527,293
Eugene Investment &
  Securities Co., Ltd. (b)..         355,872        318,454
Hana Tour Service, Inc. ....          15,166        398,808
Hanmi Pharm Co., Ltd. ......           6,799        733,830
Hansol Paper Co. (b)........          46,199        320,577
Hanwha Chemical Corp. ......          59,943        491,702
Hanwha Securities Co. ......          56,613        413,727
Hite Brewery Co., Ltd. .....           5,636        694,574
Hotel Shilla Co., Ltd. .....          42,872        538,445
Humax Co., Ltd. ............          40,111        420,332
Hyundai Department Store
  Co., Ltd. ................          12,057        847,998
Hyundai Marine & Fire
  Insurance Co., Ltd. ......          50,923        635,563
Jeonbuk Bank................         139,151        617,138
Korean Reinsurance Co. .....          71,949        666,430
LG International Corp. .....          40,266        790,180
LG Life Sciences, Ltd. (b)..          14,540        619,743
LIG Insurance Co., Ltd. ....          34,726        490,653
LS Industrial Systems Co.,
  Ltd. .....................          13,180        788,348
MegaStudy Co., Ltd. ........           3,334        601,923
Meritz Fire & Marine
  Insurance Co., Ltd. ......          96,588        477,652
Meritz Securities Co.,
  Ltd. .....................         456,020        402,702
NCSoft Corp. (a)............          14,149      2,032,471
Orion Corp. ................           3,836        662,444
Poongsan Corp. (b)(e).......               8            115
Poongsan Corp. (b)(e).......          72,664      1,155,026
Samsung Fine Chemicals Co.,
  Ltd. .....................          16,962        707,000
SFA Engineering Corp. ......          12,993        372,263
SK Chemicals Co., Ltd. .....          18,254        755,121
Yuhan Corp. ................           5,823        854,744
                                               ------------
TOTAL SOUTH KOREA...........                     20,449,189
                                               ------------
SPAIN -- 2.1%
Amper, SA (b)...............          77,598        707,478
Campofrio Alimentacion SA
  (a).......................         115,820      1,031,589
Construcciones y Auxiliar de
  Ferrocarriles SA..........           3,329      1,490,013
Ercros SA (b)...............       1,388,095        274,529

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Faes Farma SA...............         102,111   $    617,304
Faes Farma SA (b)...........          11,965         72,166
General de Alquiler de
  Maquinaria (a)(b).........          36,579        398,146
Parquesol Inmobiliaria y
  Proyectos SA..............          41,418        406,665
Tubacex SA..................         154,133        538,325
Tubos Reunidos SA...........         184,151        511,433
Vidrala SA..................          40,942        918,263
                                               ------------
TOTAL SPAIN.................                      6,965,911
                                               ------------
SWEDEN -- 2.2%
Boliden AB Mines (a)........         160,703      1,208,200
Castellum AB (a)............         125,301        794,063
D Carnegie & Co. AB
  (a)(c)(d).................          59,625              0
Elekta AB (Class B) (a).....          67,891        990,169
Haldex AB (a)(b)............          85,355        586,634
Hemtex AB...................          44,232        153,570
Intrum Justitia AB (a)......          67,513        646,998
Kungsleden AB...............         103,344        474,847
New Wave Group AB (Class B)
  (a).......................         154,703        229,623
Q-Med AB (b)................          92,658        546,535
TradeDoubler AB (b).........          37,366        327,948
Trelleborg AB (Class B)
  (a)(b)....................         179,420        595,145
Wihlborgs Fastigheter AB....          60,080        804,520
                                               ------------
TOTAL SWEDEN................                      7,358,252
                                               ------------
SWITZERLAND -- 2.0%
Basilea Pharmaceutica AG
  (b).......................           5,811        495,582
Belimo Holding AG...........           1,542      1,385,255
Daetwyler Holding AG........          19,823        776,479
Georg Fischer AG (a)(b).....           1,935        330,403
Kudelski SA.................          40,759        673,476
Kuoni Reisen Holding  (Class
  B)........................           2,909        902,751
Mobimo Holding AG (b).......           2,431        326,354
Temenos Group AG (a)(b).....          47,142        801,919
Valora Holding AG...........           5,334        963,264
                                               ------------
TOTAL SWITZERLAND...........                      6,655,483
                                               ------------
UNITED KINGDOM -- 10.7%
Bellway PLC.................          57,642        578,584
Berkeley Group Holdings PLC
  (b).......................          42,450        562,066
Bodycote PLC................         132,328        279,488
Bovis Homes Group PLC.......         112,672        687,477
Britvic PLC.................         142,899        656,580
Chemring Group PLC..........          26,517        947,628
Chloride Group (a)..........         311,337        775,497
Connaught PLC...............         208,149      1,285,463
Croda International PLC.....          73,654        647,120
Dairy Crest Group PLC.......         108,148        571,712
Dimension Data Holdings
  PLC.......................         900,075        881,961
DS Smith PLC................         204,659        224,133
DSG International PLC (a)...       1,389,834        526,435
Elementis PLC...............         558,023        252,720
Fenner PLC..................         220,140        344,411
Galliford Try PLC...........         379,606        301,637
Game Group PLC..............         254,650        689,864
Helphire PLC................         184,185        110,714
Henderson Group PLC.........         316,012        477,489
Hiscox, Ltd. ...............         193,693        923,456
HMV Group PLC (a)...........         488,143        906,395
International Personal
  Finance (a)...............         179,628        216,688
Interserve PLC..............         114,196        329,582
ITE Group PLC (a)...........         317,124        524,867
Jardine Lloyd Thompson Group
  PLC.......................         130,275        865,146
Keller Group PLC............          61,382        559,516
Kier Group PLC..............          36,196        548,406
Laird Group PLC.............         125,876        321,313
Melrose PLC.................         352,453        534,002
Michael Page International
  PLC.......................         164,828        646,722
Mitchells & Butlers PLC
  (a)(b)....................         139,888        571,329
Mitie Group.................         304,634      1,076,117
Mondi PLC...................         209,036        712,599
Morgan Crucible Co. ........         184,275        288,300
Morgan Sindall PLC..........          41,073        467,400
N Brown Group PLC...........         156,105        552,082
Northern Foods PLC..........         584,397        500,455
PayPoint PLC................          65,304        524,555
Persimmon PLC...............         129,705        747,616
Premier Farnell PLC.........         296,944        616,168
Premier Foods PLC (b).......         884,263        535,171
Rank Group PLC (b)..........         510,000        537,532
Redrow PLC (b)..............         187,842        607,868
Restaurant Group PLC........         207,873        489,540
RPS Group PLC...............         189,186        623,901
Senior PLC..................         412,350        259,748
Shaftesbury PLC (a).........         131,845        655,186
Shaftesbury PLC (b).........          81,448        397,033
Shanks Group PLC............         267,954        302,277
SIG PLC.....................         202,745        328,047
Spectris PLC................          69,398        630,299
SSL International PLC.......         124,786      1,064,510
St James's Place PLC........         115,486        376,097
Taylor Wimpey PLC (b).......       1,109,994        612,378
Travis Perkins PLC..........          91,364        792,186
Tullett Prebon PLC..........         157,701        768,741
UK Coal PLC (b).............         103,383        212,820
Ultra Electronics Holdings
  PLC.......................          32,881        590,236
Unite Group PLC.............         154,919        346,974
UTV Media PLC...............         169,388        181,322
Victrex PLC.................          95,685        886,381
Wetherspoon  (J.D.) PLC
  (a).......................          98,416        628,451
WH Smith PLC................         104,452        719,460
Wincanton PLC...............         146,086        467,330
Yell Group PLC (a)..........         378,876        163,787
                                               ------------
TOTAL UNITED KINGDOM........                     36,410,968
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $468,353,545).......                    337,008,837
                                               ------------
PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
Draegerwerk AG & Co. KGaA
  (Cost $653,214)...........           9,920        247,535
                                               ------------
RIGHTS -- 0.0% (g)
AUSTRALIA -- 0.0% (g)
FKP Property Group
  (expiring 7/17/09) (b)....         416,615         40,417
Kagara Zinc, Ltd.
  (expiring 7/3/09) (b).....         155,599         10,064
                                               ------------
TOTAL AUSTRALIA.............                         50,481
                                               ------------

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
NEW ZEALAND -- 0.0% (g)
Fisher & Paykel Appliances
  Holdings, Ltd.
  (expired 6/25/09) (b).....          16,214   $      2,763
                                               ------------
TOTAL RIGHTS --
  (Cost $3,040).............                         53,244
                                               ------------
WARRANTS -- 0.0% (g)
AUSTRALIA -- 0.0% (g)
Beach Petroleum, Ltd.
  (expiring 6/30/10) (b)....          72,739          1,470
Buru Energy, Ltd.
  (expiring 10/10/10) (b)...          87,377            495
                                               ------------
TOTAL WARRANTS --
  (Cost $0).................                          1,965
                                               ------------
SHORT TERM INVESTMENTS -- 11.0%
UNITED STATES -- 11.0%
MONEY MARKET FUNDS -- 11.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (h)(i)..........      33,935,474     33,935,474
STIC Prime Portfolio........       3,371,344      3,371,344
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
    (Cost $37,306,818)......                     37,306,818
                                               ------------
TOTAL INVESTMENTS -- 110.4%
  (j)
  (Cost $506,316,617).......                    374,618,399
OTHER ASSETS AND
  LIABILITIES -- (10.4)%....                    (35,173,372)
                                               ------------
NET ASSETS -- 100.0%........                   $339,445,027
                                               ============




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on inputs established under FAS 157. New City Residence Investment Corp., D Carnegie & Co. AB and Record Realty's values are determined based on Level 3 inputs and Transpacific Industries Group, Ltd.'s value is determined based on Level 2 inputs.
   (d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of June 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (e) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (f) Company has filed for insolvency.
   (g) Amount shown represents less than 0.05% of net assets.
   (h) Affiliated Fund managed by SSgA Funds Management, Inc.
   (i) Investments of cash collateral for securities loaned.
   (j) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Metals & Mining.......................        5.5%
Commercial Banks......................        5.2
Machinery.............................        4.6
Electronic Equipment, Instruments &
  Components..........................        4.2
Specialty Retail......................        3.9
Real Estate Management & Development..        3.5
Chemicals.............................        3.4
Commercial Services & Supplies........        3.3
Construction & Engineering............        3.2
Hotels, Restaurants & Leisure.........        3.2
Oil, Gas & Consumable Fuels...........        3.2
Media.................................        3.1
Real Estate Investment Trusts.........        3.1
Food Products.........................        3.0
Capital Markets.......................        2.8
Pharmaceuticals.......................        2.8
Health Care Equipment & Supplies......        2.5
Road & Rail...........................        2.1
Software..............................        1.9
Household Durables....................        1.8
Textiles, Apparel & Luxury Goods......        1.8
Auto Components.......................        1.7
Electrical Equipment..................        1.7
Building Products.....................        1.6
Trading Companies & Distributors......        1.6
Health Care Providers & Services......        1.5
Professional Services.................        1.5
Semiconductors & Semiconductor
  Equipment...........................        1.4
Industrial Conglomerates..............        1.3
Insurance.............................        1.3
IT Services...........................        1.3
Multiline Retail......................        1.3
Communications Equipment..............        1.1
Beverages.............................        0.9
Construction Materials................        0.9
Internet Software & Services..........        0.9
Paper & Forest Products...............        0.9
Distributors..........................        0.8
Gas Utilities.........................        0.8
Transportation Infrastructure.........        0.8
Aerospace & Defense...................        0.7
Biotechnology.........................        0.7
Consumer Finance......................        0.7
Diversified Consumer Services.........        0.7
Diversified Financial Services........        0.7
Food & Staples Retailing..............        0.7
Containers & Packaging................        0.6
Marine................................        0.5
Airlines..............................        0.4
Automobiles...........................        0.4
Energy Equipment & Services...........        0.4
Independent Power Producers & Energy
  Traders.............................        0.3
Thrifts & Mortgage Finance............        0.3
Electric Utilities....................        0.2
Internet & Catalog Retail.............        0.2
Leisure Equipment & Products..........        0.2
Air Freight & Logistics...............        0.1
Health Care Technology................        0.1
Life Sciences Tools & Services........        0.1
Short Term Investments................       11.0%
Other Assets & Liabilities............      (10.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Each security is valued based on Level 1 inputs established under FAS 157 except for Transpacific Industries Group, Ltd., which was Level 2 and part of the Commercial Services & Supplies Industry and 0.0% of net assets. The following three securities were valued based on Level 3 inputs: D Carnegie & Co. AB, part of the Capital Markets Industry and 0.0% of net assets, New City Residence Investment Corp., part of the Real Estate Investment Trusts Industry and 0.0% of net assets, and Record Realty also part of the Real Estate Investment Trusts Industry and 0.0% of net assets.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------             -----------   -------------
COMMON STOCKS -- 99.4%
AUSTRALIA -- 16.6%
Abacus Property Group......        4,073,348   $   1,218,446
Babcock & Brown Japan
  Property Trust (a).......        1,602,488         479,346
Bunnings Warehouse Property
  Trust (a)................          990,192       1,304,849
CFS Retail Property Trust
  (a)......................        4,236,426       5,651,148
Commonwealth Property
  Office Fund..............        5,788,870       3,884,409
Dexus Property Group (a)...       14,667,905       8,893,700
Goodman Group..............        7,947,498       2,377,307
GPT Group..................       28,948,646      11,467,730
ING Industrial Fund (a)....        3,566,650         706,447
ING Office Fund (a)........        5,558,347       2,067,077
Macquarie CountryWide Trust
  (a)......................        4,611,597       2,031,894
Macquarie Office Trust.....       14,223,991       2,414,871
Westfield Group............        6,546,461      60,228,489
                                               -------------
TOTAL AUSTRALIA............                      102,725,713
                                               -------------
AUSTRIA -- 1.7%
Atrium European Real
  Estate, Ltd. (a)(b)......          708,924       3,152,161
CA Immobilien Anlagen AG
  (a)(b)...................          245,044       2,027,896
IMMOEAST AG (a)(b).........        1,180,419       2,963,730
Immofinanz AG (a)(b).......        1,288,275       2,638,219
                                               -------------
TOTAL AUSTRIA..............                       10,782,006
                                               -------------
BELGIUM -- 1.2%
Befimmo S.C.A. (a).........           42,538       3,228,524
Cofinimmo (a)..............           33,766       3,931,038
                                               -------------
TOTAL BELGIUM..............                        7,159,562
                                               -------------
CANADA -- 7.3%
Artis REIT.................           51,690         356,068
Boardwalk REIT.............           74,986       2,111,372
Brookfield Asset
  Management, Inc. (Class
  A) (a)...................        1,598,533      27,391,231
Calloway REIT..............          120,695       1,334,416
Canadian Apartment
  Properties REIT..........          102,733       1,180,941
Canadian REIT..............          101,131       2,142,182
Chartwell Seniors Housing
  REIT.....................          153,097         714,501
Extendicare REIT (b).......          107,067         576,199
First Capital Realty, Inc.
  (a)......................          107,323       1,539,589
H&R REIT...................          225,394       2,130,991
Primaris Retail REIT.......           95,304         971,627
RioCan REIT................          338,220       4,449,995
                                               -------------
TOTAL CANADA...............                       44,899,112
                                               -------------
CHINA -- 13.2%
Champion REIT..............        5,338,505       1,749,641
GZI REIT...................        2,259,000         734,535
Hang Lung Group, Ltd. .....        2,612,808      12,305,403
Hang Lung Properties,
  Ltd. ....................        5,712,755      18,907,254
Hong Kong Land Holdings,
  Ltd. (a).................        3,816,000      13,508,640
Hysan Development Co.,
  Ltd. ....................        1,884,256       4,838,251
Kerry Properties, Ltd. ....        1,906,670       8,364,692
Prosperity REIT............        3,540,000         484,177
The Link REIT..............        6,762,008      14,431,341
Wheelock & Co., Ltd. ......        2,580,545       6,652,768
                                               -------------
TOTAL CHINA................                       81,976,702
                                               -------------
FRANCE -- 9.4%
Fonciere des Regions (a)...           78,506       5,900,591
Gecina SA (a)..............           55,257       3,418,026
Klepierre (a)..............          273,969       7,065,038
SILIC (a)..................           26,615       2,346,288
Unibail-Rodamco SE (a).....          263,776      39,277,663
                                               -------------
TOTAL FRANCE...............                       58,007,606
                                               -------------
GERMANY -- 0.2%
IVG Immobilien AG (a)(b)...          235,231       1,488,060
                                               -------------
ITALY -- 0.2%
Beni Stabili SpA (a).......        1,208,170         946,456
                                               -------------
JAPAN -- 23.1%
Aeon Mall Co., Ltd. .......          248,840       4,740,301
DA Office Investment Corp.
  (a)......................              646       1,778,283
Daibiru Corp. .............          180,300       1,552,877
Frontier Real Estate
  Investment Corp. (a).....              456       2,916,018
Fukuoka REIT Corp. ........              260       1,166,813
Global One REIT............              301       2,189,998
Hankyu REIT, Inc. (a)......              267       1,167,788
Heiwa Real Estate Co., Ltd.
  (a)......................          468,500       1,534,394
Japan Excellent, Inc. (a)..              441       1,869,399
Japan Hotel and Resort,
  Inc. ....................              242         449,964
Japan Office Investment
  Corp. (a)................              419         436,870
Japan Prime Realty
  Investment Corp. (a).....            1,935       4,191,481
Japan Real Estate
  Investment Corp. ........            1,381      11,464,798
Japan Retail Fund
  Investment Corp. (a).....            1,207       5,579,334
Kenedix Realty Investment
  Corp. (a)................              630       2,180,857
Mitsui Fudosan Co., Ltd.
  (a)......................        2,747,000      47,916,267
Mori Hills REIT Investment
  Corp. ...................              349       1,323,874
Mori Trust Sogo REIT,
  Inc. ....................              351       2,499,217
Nippon Building Fund, Inc.
  (a)......................            1,685      14,425,144
Nippon Commercial
  Investment Corp. (a).....              811       1,558,371
Nippon Residential
  Investment Corp. (a).....              783       1,932,241
Nomura Real Estate Office
  Fund, Inc. ..............              904       5,752,770
NTT Urban Development Corp.
  (a)......................            3,390       3,285,122
Orix JREIT, Inc. (a).......              782       3,582,360
Premier Investment Co.
  (a)......................              413       1,472,478
Shoei Co., Ltd. (a)........          113,790         976,505
TOC Co., Ltd. .............          324,000       1,413,733
Tokyu Land Corp. (a).......        1,428,000       6,512,100
Tokyu REIT, Inc. (a).......              530       2,867,389
Top REIT, Inc. (a).........              487       1,882,686
United Urban Investment
  Corp. (a)................              624       2,677,473
                                               -------------
TOTAL JAPAN................                      143,296,905
                                               -------------
NETHERLANDS -- 2.8%
Corio NV (a)...............          238,274      11,583,897
Eurocommercial Properties
  NV (a)...................           97,435       2,999,846
VastNed Retail NV (a)......           52,742       2,618,842
                                               -------------
TOTAL NETHERLANDS..........                       17,202,585
                                               -------------

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------             -----------   -------------
NEW ZEALAND -- 0.7%
AMP NZ Office Trust (a)....        2,429,338   $   1,101,608
Goodman Property Trust
  (a)......................        2,104,785       1,240,767
ING Property Trust (a).....        1,707,109         674,578
Kiwi Income Property Trust
  (a)......................        2,591,448       1,510,866
                                               -------------
TOTAL NEW ZEALAND..........                        4,527,819
                                               -------------
SINGAPORE -- 6.8%
Ascendas REIT..............        3,211,773       3,528,324
Cambridge Industrial Trust
  (a)......................        2,197,074         531,299
CapitaCommercial Trust
  (a)......................        5,018,769       2,843,397
CapitaLand, Ltd. ..........        7,801,999      19,998,906
CapitaMall Trust...........        6,273,311       6,068,080
Frasers Commercial Trust
  (a)......................        1,927,055         319,545
Guocoland, Ltd. (a)........          573,000         637,392
Mapletree Logistics Trust..        3,238,000       1,241,642
Singapore Land, Ltd. (a)...          410,000       1,515,528
Starhill Global REIT (a)...        1,574,000         690,565
Suntec REIT (a)............        4,926,388       2,927,207
United Industrial Corp.,
  Ltd. (a).................        1,223,000       1,520,987
                                               -------------
TOTAL SINGAPORE............                       41,822,872
                                               -------------
SOUTH AFRICA -- 0.7%
Capital Property Fund......          922,445         708,333
Fountainhead Property
  Trust....................        3,107,932       2,217,508
SA Corporate Real Estate
  Fund.....................        2,546,328         834,213
Sycom Property Fund........          313,065         668,899
                                               -------------
TOTAL SOUTH AFRICA.........                        4,428,953
                                               -------------
SPAIN -- 0.0% (c)
Martinsa-Fadesa SA
  (b)(d)(e)................           35,998               0
                                               -------------
SWEDEN -- 1.0%
Castellum AB (a)...........          500,703       3,173,076
Fabege AB (a)..............          396,812       1,336,731
Kungsleden AB (a)..........          425,925       1,957,050
                                               -------------
TOTAL SWEDEN...............                        6,466,857
                                               -------------
SWITZERLAND -- 1.6%
PSP Swiss Property AG
  (a)(b)...................          131,655       6,282,833
Swiss Prime Site AG
  (a)(b)...................           72,115       3,527,670
                                               -------------
TOTAL SWITZERLAND..........                        9,810,503
                                               -------------
UNITED KINGDOM -- 12.9%
Big Yellow Group PLC
  (a)(b)...................          296,455       1,669,701
British Land Co. PLC (a)...        2,717,128      17,093,358
Brixton PLC (a)............          763,090         505,820
Derwent London PLC (a).....          314,545       4,843,378
Grainger PLC...............          408,505         982,210
Great Portland Estates PLC
  (a)......................          975,636       3,534,797
Hammerson PLC (a)..........        2,174,578      10,994,293
Land Securities Group PLC
  (a)......................        2,388,498      18,536,604
Liberty International PLC
  (a)......................        1,631,448      10,673,112
Segro PLC..................       17,714,103       7,074,322
Shaftesbury PLC (a)........          429,954       2,136,600
Shaftesbury PLC (b)........          273,998       1,335,651
Workspace Group PLC........        2,496,691         575,634
                                               -------------
TOTAL UNITED KINGDOM.......                       79,955,480
                                               -------------
TOTAL COMMON STOCKS --
  (Cost $1,049,120,317)....                      615,497,191
                                               -------------
RIGHTS -- 0.0% (c)
AUSTRALIA -- 0.0% (c)
ING Office Fund
  (expiring 07/10/09)
  (a)(b)
  (Cost $0)................        2,229,711          18,027
                                               -------------
SHORT TERM INVESTMENTS -- 17.9%
UNITED STATES -- 17.9%
MONEY MARKET FUNDS -- 17.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g).........      103,612,106     103,612,106
STIC Prime Portfolio.......        7,226,254       7,226,254
                                               -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $110,838,360)......                      110,838,360
                                               -------------
TOTAL INVESTMENTS -- 117.3%
  (h)
  (Cost $1,159,958,677)....                      726,353,578
OTHER ASSETS AND
  LIABILITIES -- (17.3)%...                     (107,125,494)
                                               -------------
NET ASSETS -- 100.0%.......                    $ 619,228,084
                                               =============




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs established under FAS 157.
   (e) Company has filed for insolvency.
   (f) Affiliated Fund managed by SSgA Funds Management, Inc.
   (g) Investments of cash collateral for securities loaned.
   (h) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Real Estate Management & Development..       34.8%
Retail REITs..........................       34.7
Office REITs..........................       13.0
Diversified REITs.....................       12.6
Industrial REITs......................        2.9
Residential REITs.....................        0.8
Specialized REITs.....................        0.6
Short Term Investments................       17.9
Other Assets & Liabilities............      (17.3)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security was valued based on Level 1 inputs established under FAS 157 except for Martinsa-Fadesa SA, which was Level 3 and part of the Real Estate Management & Development Industry and 0.0% of net assets.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.2%
AUSTRALIA -- 1.2%
AGL Energy, Ltd. ...........          27,703   $    301,233
Macquarie Infrastructure
  Group.....................         138,633        160,271
Transurban Group (a)........          78,970        266,865
                                               ------------
TOTAL AUSTRALIA.............                        728,369
                                               ------------
AUSTRIA -- 0.2%
Oesterreichische
  Elektrizitaetswirtschafts
  AG........................           2,838        144,421
                                               ------------
BRAZIL -- 0.8%
Centrais Eletricas
  Brasileiras SA ADR........          17,146        249,342
Companhia Energetica de
  Minas Gerais ADR..........          21,229        285,318
                                               ------------
TOTAL BRAZIL................                        534,660
                                               ------------
CANADA -- 3.6%
Enbridge, Inc. .............          23,306        809,945
Fortis, Inc. (a)............          10,420        227,987
TransAlta Corp. ............          12,201        234,386
TransCanada Corp. (a).......          38,588      1,040,665
                                               ------------
TOTAL CANADA................                      2,312,983
                                               ------------
CHINA -- 3.4%
China Merchants Holdings
  International Co., Ltd. ..          76,358        220,205
CLP Holdings, Ltd. .........         112,500        746,124
Hong Kong & China Gas Co.,
  Ltd. .....................         309,320        650,566
HongKong Electric Holdings,
  Ltd. .....................          99,000        550,564
                                               ------------
TOTAL CHINA.................                      2,167,459
                                               ------------
FINLAND -- 1.0%
Fortum Oyj..................          27,536        626,471
                                               ------------
FRANCE -- 8.6%
Electricite de France.......          15,871        771,916
GDF Suez....................         102,221      3,805,314
Veolia Environnement (a)....          31,166        917,578
                                               ------------
TOTAL FRANCE................                      5,494,808
                                               ------------
GERMANY -- 10.0%
E.ON AG.....................         124,434      4,401,833
RWE AG......................          24,425      1,921,629
                                               ------------
TOTAL GERMANY...............                      6,323,462
                                               ------------
ITALY -- 5.6%
A2A SpA (a).................         100,044        182,285
Atlantia SpA................          26,495        535,150
Enel SpA (a)................         436,077      2,122,473
Snam Rete Gas SpA...........          99,223        435,270
Terna -- Rete Elettrica
  Nationale SpA.............          92,496        308,131
                                               ------------
TOTAL ITALY.................                      3,583,309
                                               ------------
JAPAN -- 10.4%
Chubu Electric Power Co.,
  Inc. .....................          36,270        838,287
Electric Power Development
  Co., Ltd. (a).............          10,300        292,501
Hokkaido Electric Power Co.,
  Inc. (a)..................          10,300        192,902
Hokuriku Electric Power Co.
  (a).......................          10,500        239,960
Kyushu Electric Power Co.,
  Inc. (a)..................          22,009        473,324
Osaka Gas Co., Ltd. ........         100,000        319,221
Shikoku Electric Power Co.,
  Inc. (a)..................          11,226        335,087
The Chugoku Electric Power
  Co., Inc. (a).............          17,200        359,206
The Kansai Electric Power
  Co., Inc. (a).............          44,729        987,436
The Tokyo Electric Power
  Co., Inc. (a).............          63,127      1,622,583
Tohoku Electric Power Co.,
  Inc. .....................          23,300        486,599
Tokyo Gas Co., Ltd. ........         127,000        454,112
                                               ------------
TOTAL JAPAN.................                      6,601,218
                                               ------------
PORTUGAL -- 1.4%
Brisa-Auto Estradas de
  Portugal SA (a)...........          27,642        198,707
EDP -- Energias de Portugal
  SA........................         169,578        664,339
                                               ------------
TOTAL PORTUGAL..............                        863,046
                                               ------------
SOUTH KOREA -- 0.6%
Korea Electric Power Corp.
  ADR.......................          31,517        362,446
                                               ------------
SPAIN -- 6.1%
Abertis Infraestructuras SA
  (a).......................          21,724        408,466
Enagas (a)..................          11,426        224,614
Gas Natural SDG SA (a)......          27,658        503,165
Iberdrola Renovables SA
  (a)(b)....................          53,686        245,110
Iberdrola SA (a)............         310,651      2,518,547
                                               ------------
TOTAL SPAIN.................                      3,899,902
                                               ------------
UNITED KINGDOM -- 7.7%
Centrica PLC................         315,682      1,159,334
Drax Group PLC..............          21,849        157,961
International Power PLC.....          93,719        367,332
National Grid PLC...........         152,352      1,373,682
Pennon Group PLC............          22,428        178,306
Scottish & Southern Energy
  PLC.......................          56,980      1,068,809
Severn Trent PLC............          14,504        261,312
United Utilities Group PLC..          41,641        340,825
                                               ------------
TOTAL UNITED KINGDOM........                      4,907,561
                                               ------------
UNITED STATES -- 38.6%
Allegheny Energy, Inc. (a)..          10,644        273,019
Alliant Energy Corp. .......           7,096        185,418
Ameren Corp. (a)............          13,431        334,298
American Electric Power Co.,
  Inc. (a)..................          29,739        859,160
American Tower Corp.  (Class
  A) (a)(b).................          24,457        771,129
Aqua America, Inc. (a)......           8,692        155,587
CenterPoint Energy, Inc. ...          21,891        242,552
CMS Energy Corp. (a)........          14,326        173,058
Consolidated Edison, Inc.
  (a).......................          16,934        633,670
Constellation Energy Group,
  Inc. (a)..................          12,396        329,486
Crown Castle International
  Corp. (a)(b)..............          13,691        328,858
Dominion Resources, Inc.
  (a).......................          36,563      1,221,935
DTE Energy Co. (a)..........          10,104        323,328
Duke Energy Corp. (a).......          79,801      1,164,297
Edison International (a)....          20,112        632,724
El Paso Corp. (a)...........          43,114        397,942
Entergy Corp. ..............          12,131        940,395
EQT Corp. (a)...............           8,025        280,153
Exelon Corp. (a)............          41,050      2,102,170
FirstEnergy Corp. (a).......          18,904        732,530
FPL Group, Inc. (a).........          25,467      1,448,054
Integrys Energy Group, Inc.
  (a).......................           4,898        146,891

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Kinder Morgan Management,
  LLC (a)...................           4,988   $    225,308
Mirant Corp. (a)(b).........           8,802        138,543
National Fuel Gas Co. (a)...           5,046        182,060
NiSource, Inc. (a)..........          17,488        203,910
Northeast Utilities.........          11,059        246,726
NRG Energy, Inc. (a)(b).....          16,358        424,654
NSTAR (a)...................           6,634        213,018
ONEOK, Inc. (a).............           6,498        191,626
Pepco Holdings, Inc. (a)....          13,555        182,179
PG&E Corp. (a)..............          22,794        876,201
Pinnacle West Capital Corp.
  (a).......................           6,434        193,985
PPL Corp. (a)...............          23,286        767,507
Progress Energy, Inc. (a)...          17,406        658,469
Public Service Enterprise
  Group, Inc. ..............          31,657      1,032,968
RRI Energy, Inc. (a)(b).....          22,244        111,442
SBA Communications Corp.
  (Class A) (b).............           7,300        179,142
SCANA Corp. (a).............           7,619        247,389
Sempra Energy (a)...........          15,145        751,646
Spectra Energy Corp. (a)....          39,802        673,450
The AES Corp. (a)(b)........          40,860        474,385
The Southern Co. (a)........          48,602      1,514,438
The Williams Cos., Inc. ....          35,641        556,356
Wisconsin Energy Corp. (a)..           7,234        294,496
Xcel Energy, Inc. (a).......          28,455        523,857
                                               ------------
TOTAL UNITED STATES.........                     24,540,409
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $91,724,885)........                     63,090,524
                                               ------------
SHORT TERM INVESTMENTS -- 26.0%
UNITED STATES -- 26.0%
MONEY MARKET FUNDS -- 26.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      14,876,446     14,876,446
STIC Prime Portfolio........       1,617,008      1,617,008
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $16,493,454)........                     16,493,454
                                               ------------
TOTAL INVESTMENTS -- 125.2%
  (e)
  (Cost $108,218,339).......                     79,583,978
OTHER ASSETS AND
  LIABILITIES -- (25.2)%....                    (16,002,565)
                                               ------------
NET ASSETS -- 100.0%........                   $ 63,581,413
                                               ============




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.
   (e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Electric Utilities....................       50.8%
Multi-Utilities.......................       27.4
Oil, Gas & Consumable Fuels...........        5.8
Gas Utilities.........................        5.1
Independent Power Producers & Energy
  Traders.............................        4.4
Transportation Infrastructure.........        2.8
Wireless Telecommunication services...        2.0
Water Utilities.......................        0.9
Short Term Investments................       26.0
Other Assets & Liabilities............      (25.2)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------

COMMON STOCKS -- 99.3%
ARGENTINA -- 0.1%
Tenaris SA ADR (a)..........           7,256   $    196,202
                                               ------------
AUSTRALIA -- 5.5%
Alumina, Ltd. (a)...........         165,849        193,746
Amcor, Ltd. ................          48,576        195,964
AMP, Ltd. (a)...............          48,374        190,847
Australia & New Zealand
  Banking Group, Ltd. ......          33,095        441,201
BHP Billiton, Ltd. .........          73,251      2,056,110
BlueScope Steel, Ltd. ......         148,450        303,636
Boral, Ltd. ................          85,102        280,019
Brambles, Ltd. .............          38,495        185,483
CFS Retail Property Trust
  (a).......................         116,228        155,041
Coca-Cola Amatil, Ltd. .....          51,507        358,528
Commonwealth Bank of
  Australia (a).............          25,748        811,823
CSL, Ltd. ..................          15,182        394,605
Fortescue Metals Group, Ltd.
  (a)(b)....................          71,382        218,716
Foster's Group, Ltd. .......          62,777        261,373
Insurance Australia Group,
  Ltd. .....................          56,969        161,659
Lend Lease Corp., Ltd. .....          45,580        258,312
Macquarie Group, Ltd. ......          13,325        421,208
Macquarie Infrastructure
  Group.....................         209,208        241,862
National Australia Bank,
  Ltd. .....................          32,048        581,402
Newcrest Mining, Ltd. ......          12,864        317,301
Origin Energy, Ltd. ........          45,138        534,240
OZ Minerals, Ltd. ..........         264,619        196,817
Perpetual, Ltd. ............          10,053        232,036
Qantas Airways, Ltd. .......         138,134        224,466
QBE Insurance Group, Ltd.
  (a).......................          18,452        296,859
Rio Tinto, Ltd. (a)(b)......              83          3,503
Santos, Ltd. ...............          47,572        563,048
Sonic Healthcare, Ltd. .....          19,483        194,053
Suncorp-Metway, Ltd. .......          47,689        258,313
Toll Holdings, Ltd. ........          52,835        266,965
Transurban Group (a)........          43,966        148,575
Wesfarmers, Ltd. PPS (a)....           9,698        184,248
Westfield Group.............          31,104        286,162
Westpac Banking Corp. (a)...          35,217        576,541
Woodside Petroleum, Ltd. ...          13,694        478,374
Woolworths, Ltd. ...........          26,278        560,004
                                               ------------
TOTAL AUSTRALIA.............                     13,033,040
                                               ------------
AUSTRIA -- 0.4%
Erste Group Bank AG (a).....          14,213        383,367
OMV AG......................           5,339        199,875
Raiffeisen International
  Bank-Holding AG (a).......           7,902        274,322
Telekom Austria AG..........          10,912        170,506
                                               ------------
TOTAL AUSTRIA...............                      1,028,070
                                               ------------
BELGIUM -- 0.8%
Anheuser-Busch InBev NV.....          11,637        420,145
Anheuser-Busch InBev
  NV -- VVPR Strip (b)......           8,694             37
Delhaize Group..............           2,404        169,054
Dexia SA (a)(b).............          51,853        393,042
Fortis (b)..................          98,622        336,147
Fortis VVPR Strip (b).......           5,332              7
KBC Groep NV (b)............          11,503        209,751
Solvay SA...................           2,131        179,731
UCB SA (a)..................           3,591        114,892
                                               ------------
TOTAL BELGIUM...............                      1,822,806
                                               ------------
BRAZIL -- 2.8%
Banco Bradesco SA Preference
  Shares ADR (a)............          40,294        595,142
Companhia de Bebidas das
  Americas Preference Shares
  ADR (a)...................           6,816        441,881
Companhia Energetica de
  Minas Gerais ADR (a)(b)...          34,247        460,280
Companhia Siderurgica
  Nacional SA ADR (a).......          16,018        358,002
Gerdau SA ADR (a)...........          35,968        376,585
Itau Unibanco Banco Multiplo
  SA Preference Shares ADR
  (a).......................          70,497      1,115,968
Petroleo Brasileiro SA
  Preference Shares ADR.....          61,853      2,063,416
Tele Norte Leste
  Participacoes SA ADR (a)..          13,569        201,771
Vale SA Preference Shares
  ADR (a)...................          76,967      1,181,444
                                               ------------
TOTAL BRAZIL................                      6,794,489
                                               ------------
CANADA -- 7.3%
Agrium, Inc. (a)............           3,957        158,266
Bank of Montreal............          13,190        556,743
Bank of Nova Scotia (a).....          19,710        736,908
Barrick Gold Corp. .........          21,004        708,061
Brookfield Asset Management,
  Inc. (Class A)............          13,333        228,464
Brookfield Properties Corp.
  (a).......................          26,868        212,843
Cameco Corp. (a)............           8,929        229,424
Canadian Imperial Bank of
  Commerce (a)..............           8,090        406,189
Canadian National Railway
  Co. ......................          12,026        517,449
Canadian Natural Resources,
  Ltd. .....................          12,226        644,172
Canadian Pacific Railway,
  Ltd. .....................           5,323        212,581
Canadian Tire Corp., Ltd.
  (Class A) (a).............           3,971        188,061
Enbridge, Inc. (a)..........          10,891        378,491
EnCana Corp. (a)............          17,624        875,168
Enerplus Resources Fund.....           7,009        151,665
Gildan Activewear, Inc.
  (a)(b)....................          20,436        303,192
Goldcorp, Inc. .............          16,482        573,787
Husky Energy, Inc. (a)......           9,025        252,795
IGM Financial, Inc. (a).....           7,538        267,093
Imperial Oil, Ltd. (a)......          10,123        393,292
Loblaw Co., Ltd. (a)........           7,199        215,409
Manulife Financial Corp.
  (a).......................          31,685        550,842
National Bank of Canada
  (a).......................           6,868        317,867
Nexen, Inc. ................           8,752        190,436
Onex Corp. .................          12,138        209,033
Penn West Energy Trust......           9,597        122,385
Petro-Canada................          12,472        482,406
Potash Corp. of
  Saskatchewan, Inc. .......           7,624        712,212
Research In Motion, Ltd.
  (b).......................          11,169        795,155
Rogers Communications, Inc.
  (Class B) (a).............          10,752        276,820
Royal Bank of Canada (a)....          25,800      1,056,793
Shaw Communications, Inc.
  (a).......................          11,518        194,190
Shoppers Drug Mart Corp.
  (a).......................           7,293        313,925
SNC-Lavalin Group, Inc. ....           9,938        366,680
Sun Life Financial, Inc. ...          12,803        346,161
Suncor Energy, Inc. (a).....          10,535        320,853

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Talisman Energy, Inc. ......          28,198   $    405,725
Teck Resources, Ltd. (Class
  B)........................          39,355        628,609
TELUS Corp. (Non-Voting)....           5,839        150,833
Thomson Reuters Corp. (a)...           8,683        253,085
TMX Group, Inc. (a).........           5,525        160,990
Toronto-Dominion Bank (a)...          15,857        820,465
TransAlta Corp. ............          13,771        264,547
TransCanada Corp. (a).......          13,088        352,965
                                               ------------
TOTAL CANADA................                     17,503,030
                                               ------------
CHILE -- 0.4%
Empresa Nacional de
  Electricidad SA ADR (a)...          11,704        582,742
Enersis SA ADR..............          22,795        421,024
                                               ------------
TOTAL CHILE.................                      1,003,766
                                               ------------
CHINA -- 5.6%
Bank of China, Ltd. ........       1,316,760        626,944
Bank of Communications Co.,
  Ltd. .....................         229,000        256,774
Bank of East Asia, Ltd. ....         144,704        441,578
Cheung Kong Holdings,
  Ltd. .....................          45,000        517,351
China Construction Bank
  Corp. ....................       1,000,000        775,479
China COSCO Holdings Co.,
  Ltd. .....................         293,000        348,951
China Huiyuan Juice Group,
  Ltd. .....................          59,500         42,149
China Life Insurance Co.,
  Ltd. .....................         182,000        669,286
China Merchants Holdings
  International Co., Ltd. ..          92,745        267,463
China Mobile, Ltd. .........         137,000      1,371,759
China Petroleum & Chemical
  Corp. ....................         468,000        356,885
China Resources Enterprise..          94,000        188,484
China Telecom Corp., Ltd. ..         536,000        266,961
Citic Pacific, Ltd. ........          94,000        194,306
CNOOC, Ltd. ................         412,217        511,146
COSCO Pacific, Ltd. ........         178,000        200,507
Esprit Holdings, Ltd. ......          35,468        197,933
Hang Lung Properties,
  Ltd. .....................          94,000        311,108
Henderson Land Development
  Co., Ltd. ................          47,000        269,566
Hong Kong & China Gas Co.,
  Ltd. .....................         226,420        476,209
Hong Kong Exchanges and
  Clearing, Ltd. ...........          36,000        560,667
Huaneng Power International,
  Inc. .....................         376,000        263,926
Hutchison Whampoa, Ltd. ....          45,000        294,095
Industrial & Commercial Bank
  of China..................         908,000        632,667
Li & Fung, Ltd. ............          94,000        252,282
Mongolia Energy Co., Ltd.
  (b).......................         429,000        158,314
New World Development Co.,
  Ltd. .....................         273,649        495,037
Pacific Basin Shipping,
  Ltd. .....................          81,000         51,631
PetroChina Co., Ltd. .......         452,000        501,571
Ping An Insurance Group Co.
  of China, Ltd. ...........          45,000        304,546
Shangri-La Asia, Ltd. ......          94,000        139,483
Sun Hung Kai Properties,
  Ltd. .....................          45,000        562,061
Swire Pacific, Ltd. ........          45,000        454,062
The Link REIT...............         111,479        237,916
Zijin Mining Group Co.,
  Ltd. .....................         250,000        226,127
                                               ------------
TOTAL CHINA.................                     13,425,224
                                               ------------
DENMARK -- 0.8%
A P Moller -- Maersk A/S
  (a).......................              45        269,532
Danske Bank A/S (a)(b)......          22,074        380,428
DSV A/S (a)(b)..............          12,000        148,610
Novo-Nordisk A/S (Class B)..          12,198        659,389
Vestas Wind Systems A/S
  (a)(b)....................           4,989        357,552
                                               ------------
TOTAL DENMARK...............                      1,815,511
                                               ------------
FINLAND -- 1.2%
Elisa Oyj...................           7,676        126,294
Fortum Oyj (a)..............          11,433        260,112
Kesko Oyj (Class B) (a).....           4,605        121,821
Kone Oyj (Class B)..........           8,452        258,799
Metso Oyj...................          14,287        266,527
Neste Oil Oyj (a)...........           7,334        101,842
Nokia Oyj...................          44,647        653,796
Outokumpu Oyj...............          14,504        250,028
Sampo Oyj (Class A).........          12,215        230,444
Stora Enso Oyj (b)..........          36,394        191,941
UPM-Kymmene Oyj.............          19,643        171,099
Wartsila Oyj (Class B) (a)..           7,345        236,339
YIT Oyj.....................               1             10
                                               ------------
TOTAL FINLAND...............                      2,869,052
                                               ------------
FRANCE -- 6.9%
Accor SA (a)................           5,520        218,768
Air France-KLM..............          14,118        180,224
Air Liquide SA..............           5,849        534,169
Alcatel-Lucent (a)(b).......         110,434        276,962
Alstom SA (a)...............           4,910        289,633
AXA (a).....................          28,655        538,184
BNP Paribas.................          16,991      1,102,250
Bouygues SA (a).............           5,239        196,939
Cap Gemini SA (a)...........           3,615        133,052
Carrefour SA................          13,238        564,847
Credit Agricole SA (a)......          16,758        208,636
Essilor International SA
  (a).......................           7,619        363,137
France Telecom SA...........          39,306        890,942
GDF Suez (a)................          23,687        881,780
Groupe Danone...............          12,425        613,115
Hermes International (a)....           2,222        308,552
L'Oreal SA (a)..............           6,211        464,124
Lagardere SCA (a)...........           4,175        138,613
LVMH Moet Hennessy Louis
  Vuitton SA................           5,061        386,176
Neopost SA..................           1,903        170,845
Pernod -- Ricard SA (a).....           4,201        264,398
Peugeot SA (a)(b)...........           9,611        252,362
PPR (a).....................           3,178        259,233
Publicis Groupe (a).........           5,486        167,211
Renault SA (b)..............           9,773        358,741
Sanofi-Aventis..............          21,102      1,239,299
Schneider Electric SA.......           5,502        419,054
Societe Generale (a)........          10,774        587,636
Sodexo......................           3,255        167,056
Technip SA..................           3,386        165,706
Total SA (a)................          43,942      2,371,725
Unibail-Rodamco SE..........           1,494        222,465
Vallourec SA (a)............           1,026        124,527
Veolia Environnement (a)....           7,232        212,922
Vinci SA (a)................          10,632        476,992
Vivendi.....................          27,015        645,501
                                               ------------
TOTAL FRANCE................                     16,395,776
                                               ------------
GERMANY -- 5.6%
Adidas AG...................           7,206        273,913
Allianz SE..................           9,561        880,147

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
BASF SE.....................          19,522   $    775,747
Bayer AG....................          15,641        838,503
Commerzbank AG (a)(b).......          39,181        243,461
Daimler AG (a)..............          19,446        703,174
Deutsche Bank AG (a)........          10,900        660,404
Deutsche Boerse AG..........           5,564        431,424
Deutsche Lufthansa AG.......           8,577        107,433
Deutsche Post AG............          22,900        298,241
Deutsche Telekom AG.........          64,454        759,414
E.ON AG.....................          38,585      1,364,938
Fresenius Medical Care AG &
  Co. KGaA..................           6,439        288,020
Linde AG....................           3,026        248,002
MAN AG......................           3,341        204,789
Merck KGaA..................           2,364        240,400
Metro AG (a)................           4,221        201,418
Muenchener
  Rueckversicherungs-
  Gesellschaft AG...........           4,865        656,390
RWE AG......................          10,745        845,359
Salzgitter AG (a)...........           1,401        122,662
SAP AG......................          20,117        808,985
Siemens AG..................          17,485      1,205,666
ThyssenKrupp AG (a).........           8,396        208,329
TUI AG (b)..................          23,246        171,019
Volkswagen AG (a)...........           2,366        800,264
                                               ------------
TOTAL GERMANY...............                     13,338,102
                                               ------------
GREECE -- 0.4%
Hellenic Telecommunications
  Organization SA ADR (a)...          27,715        212,020
National Bank of Greece SA
  ADR (a)(b)................         133,882        735,012
                                               ------------
TOTAL GREECE................                        947,032
                                               ------------
HUNGARY -- 0.3%
MOL Hungarian Oil and Gas
  NyRt......................           2,880        177,167
Richter Gedeon NyRt.........           2,691        482,076
                                               ------------
TOTAL HUNGARY...............                        659,243
                                               ------------
INDIA -- 1.7%
Dr. Reddy's Laboratories,
  Ltd. ADR (a)..............          18,206        308,592
HDFC Bank, Ltd. ADR (a).....           6,495        669,829
ICICI Bank, Ltd. ADR (a)....          21,296        628,232
Infosys Technologies, Ltd.
  ADR (a)...................          15,869        583,662
Reliance Industries, Ltd.
  GDR (b)(c)................          13,782      1,143,906
Tata Motors, Ltd. ADR
  (a)(b)....................          85,176        725,699
                                               ------------
TOTAL INDIA.................                      4,059,920
                                               ------------
INDONESIA -- 0.4%
Astra International Tbk PT..         203,500        474,484
Bank Rakyat Indonesia PT....         631,050        389,480
Telekomunikasi Indonesia Tbk
  PT........................         257,000        188,832
                                               ------------
TOTAL INDONESIA.............                      1,052,796
                                               ------------
IRELAND -- 0.1%
CRH PLC.....................               9            206
Elan Corp. PLC (b)(d).......          23,300        153,604
Elan Corp. PLC (b)(d).......           1,127          7,698
                                               ------------
TOTAL IRELAND...............                        161,508
                                               ------------
ISRAEL -- 0.6%
Bank Hapoalim BM (b)........          90,896        242,448
Bank Leumi Le-Israel BM
  (b).......................          82,992        219,250
Teva Pharmaceutical
  Industries, Ltd. ADR......          21,339      1,052,866
                                               ------------
TOTAL ISRAEL................                      1,514,564
                                               ------------
ITALY -- 2.4%
Assicurazioni Generali SpA..          21,724        451,278
Atlantia SpA................          13,562        273,928
Banca Monte dei Paschi di
  Siena SpA (a).............         137,382        221,796
Banca Popolare di Milano
  Scarl.....................          36,075        214,800
Enel SpA....................         128,816        626,973
Eni SpA.....................          51,400      1,214,822
Fiat SpA (b)................          33,665        338,097
Finmeccanica SpA............          10,312        145,075
Intesa Sanpaolo SpA (b).....         174,132        560,545
Lottomatica SpA.............          13,744        264,687
Mediaset SpA (a)............          26,322        147,405
Mediobanca SpA..............          14,161        168,537
Pirelli & C. SpA............         611,678        213,978
Saipem SpA..................           9,377        228,067
Telecom Italia SpA..........         306,234        423,096
UBI Banca SCpA..............          21,883        284,535
                                               ------------
TOTAL ITALY.................                      5,777,619
                                               ------------
JAPAN -- 16.9%
Aeon Co., Ltd. (a)..........          13,600        134,612
Aisin Seiki Co., Ltd. (a)...           8,900        193,248
Asahi Breweries, Ltd. ......          14,000        201,254
Asahi Glass Co., Ltd. (a)...          45,000        361,455
Asahi Kasei Corp. (a).......          47,000        239,177
Astellas Pharma, Inc. ......          13,600        482,065
Bridgestone Corp. (a).......          14,000        219,827
Canon, Inc. (a).............          18,200        596,072
Central Japan Railway Co.
  (a).......................              45        276,571
Chubu Electric Power Co.,
  Inc. .....................          18,600        429,891
Credit Saison Co., Ltd.
  (a).......................          13,300        169,274
Daiichi Sankyo Co., Ltd.
  (a).......................          18,700        334,908
Daikin Industries, Ltd. ....          13,600        438,369
Daiwa Securities Group, Inc.
  (a).......................          45,000        268,176
Denso Corp. (a).............           9,400        241,613
East Japan Railway Co. .....           9,100        547,971
Eisai Co., Ltd. (a).........           4,700        167,570
Electric Power Development
  Co., Ltd. (a).............           4,700        133,472
Elpida Memory, Inc. (a)(b)..          22,300        241,525
Fanuc, Ltd. ................           4,500        361,922
FUJIFILM Holdings Corp. ....          13,500        428,149
Fujitsu, Ltd. (a)...........          47,000        256,226
Hankyu Hanshin Holdings,
  Inc. .....................          47,000        220,179
Haseko Corp. (b)............          58,500         60,631
Hitachi, Ltd. ..............          93,000        290,128
Hokuhoku Financial Group,
  Inc. (a)..................          94,000        235,767
Honda Motor Co., Ltd. ......          31,900        879,453
Hoya Corp. .................           9,400        188,614
Inpex Holdings, Inc. .......              45        360,056
Itochu Corp. ...............          45,000        313,417
Japan Real Estate Investment
  Corp. ....................              45        373,581
Japan Retail Fund Investment
  Corp. ....................              47        217,257
Japan Tobacco, Inc. ........              90        281,702
JFE Holdings, Inc. .........          13,600        458,102
JS Group Corp. .............           9,100        140,530
JSR Corp. (a)...............           9,400        161,043

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Kajima Corp. (a)............          47,000   $    146,624
Kamigumi Co., Ltd. .........          45,000        379,645
KDDI Corp. (a)..............              47        249,407
Keihin Electric Express
  Railway Co., Ltd. (a).....          46,423        359,894
Kintetsu Corp. (a)..........          93,000        409,649
Kobe Steel, Ltd. (a)........          94,000        175,364
Komatsu, Ltd. (a)...........          22,500        347,930
Konica Minolta Holdings,
  Inc. (a)..................          23,500        245,510
Kubota Corp. (a)............          45,000        371,716
Kyocera Corp. ..............           4,500        339,068
Makita Corp. (a)............           4,500        108,903
Marubeni Corp. .............          44,000        195,181
Marui Group Co., Ltd. (a)...          28,100        198,041
Mitsubishi Chemical Holdings
  Corp. (a).................          47,000        199,233
Mitsubishi Corp. (a)........          31,800        589,298
Mitsubishi Electric Corp. ..          45,000        284,967
Mitsubishi Estate Co.,
  Ltd. .....................          45,618        761,679
Mitsubishi Heavy Industries,
  Ltd. (a)..................          93,000        385,552
Mitsubishi Rayon Co., Ltd.
  (a).......................          44,000        128,144
Mitsubishi UFJ Financial
  Group, Inc. ..............         182,500      1,131,108
Mitsui & Co., Ltd. .........          45,300        538,050
Mitsui Chemicals, Inc. (a)..          47,000        150,521
Mitsui Mining & Smelting
  Co., Ltd. (b).............          89,000        230,606
Mitsui Sumitomo Insurance
  Group Holdings, Inc. .....          13,500        354,692
Mizuho Financial Group, Inc.
  (a).......................         190,100        445,278
Murata Manufacturing Co.,
  Ltd. (a)..................           4,700        199,720
NEC Corp. (a)(b)............          47,000        184,619
Nidec Corp. (a).............           4,500        272,840
Nippon Mining Holdings,
  Inc. .....................          47,000        244,535
Nippon Oil Corp. ...........          47,000        277,660
Nippon Steel Corp. .........         136,000        521,532
Nippon Telegraph & Telephone
  Corp. ....................           9,300        377,841
Nippon Yusen KK (a).........          47,000        203,130
Nissan Motor Co., Ltd. .....          46,800        284,239
Nitto Denko Corp. ..........           9,300        283,381
Nomura Holdings, Inc. (a)...          37,400        315,527
NTT Data Corp. .............              47        151,982
NTT DoCoMo, Inc. (a)........             362        529,765
Obayashi Corp. .............          47,000        230,409
ORIX Corp. (a)..............           4,940        297,470
Osaka Gas Co., Ltd. ........          93,000        296,875
Panasonic Corp. ............          45,400        612,642
Resona Holdings, Inc. (a)...          14,000        196,756
Rohm Co., Ltd. .............           4,500        327,875
Secom Co., Ltd. ............           4,700        190,952
Seven & I Holdings Co.,
  Ltd. .....................          18,100        425,838
Sharp Corp. (a).............          45,000        467,793
Shin-Etsu Chemical Co.,
  Ltd. .....................           9,300        431,818
Softbank Corp. (a)..........          18,000        351,101
Sompo Japan Insurance,
  Inc. .....................          45,000        301,290
Sony Corp. .................          22,700        594,056
Sumitomo Chemical Co.,
  Ltd. .....................          47,000        211,898
Sumitomo Corp. .............          23,400        238,159
Sumitomo Electric
  Industries, Ltd. .........          18,700        210,480
Sumitomo Metal Industries,
  Ltd. .....................          94,000        250,381
Sumitomo Mitsui Financial
  Group, Inc. (a)...........          13,600        553,951
T&D Holdings, Inc. (a)......           4,550        130,627
Takeda Pharmaceutical Co.,
  Ltd. .....................          18,200        709,250
TDK Corp. ..................           4,700        221,154
Teijin, Ltd. (a)............          93,000        299,767
Terumo Corp. (a)............           9,300        410,613
The 77 Bank, Ltd. (a).......          90,697        528,286
The Bank of Yokohama,
  Ltd. .....................          47,000        251,842
The Chiba Bank, Ltd. .......          45,000        294,294
The Furukawa Electric Co.,
  Ltd. (a)..................          47,000        212,385
The Joyo Bank, Ltd. (a).....          47,000        239,664
The Kansai Electric Power
  Co., Inc. ................          22,600        498,917
The Shizuoka Bank, Ltd.
  (a).......................          45,000        446,339
The Sumitomo Trust & Banking
  Co., Ltd. (a).............          47,000        253,304
The Tokyo Electric Power
  Co., Inc. (a).............          31,900        819,941
Tokio Marine Holdings,
  Inc. .....................          14,000        387,418
Tokyo Electron, Ltd. .......           4,700        227,486
Tokyo Gas Co., Ltd. ........          93,000        332,539
Tokyu Corp. ................          47,000        237,229
Toppan Printing Co., Ltd. ..          45,000        454,734
Toray Industries, Inc. (a)..          47,000        239,664
Toshiba Corp. (a)...........          47,000        170,493
Toyota Motor Corp. .........          54,900      2,088,231
Toyota Tsusho Corp. ........          13,300        197,670
West Japan Railway Co. (a)..              93        307,478
Yahoo! Japan Corp. (a)......             608        193,771
Yamada Denki Co., Ltd. (a)..           2,730        159,298
Yamaha Corp. (a)............          17,800        222,488
Yamaha Motor Co., Ltd. (a)..          18,700        207,961
                                               ------------
TOTAL JAPAN.................                     40,409,225
                                               ------------
LUXEMBOURG -- 0.2%
ArcelorMittal (a)...........          15,301        501,995
                                               ------------
MEXICO -- 1.0%
America Movil SAB de CV.....         418,123        811,150
Cemex SAB de CV (a)(b)......         200,785        187,670
Fomento Economico Mexicano
  SAB de CV.................          43,708        140,945
Grupo Financiero Banorte SAB
  de CV (a).................          97,426        235,978
Grupo Modelo SAB de CV (b)..          55,576        198,500
Grupo Televisa SA de CV.....          86,148        292,714
Telefonos de Mexico SA de CV
  (a).......................         326,819        266,761
Telmex Internacional SAB de
  CV (a)....................         311,891        197,977
                                               ------------
TOTAL MEXICO................                      2,331,695
                                               ------------
NETHERLANDS -- 1.9%
Akzo Nobel NV...............           7,113        312,880
ASML Holding NV (a).........          11,219        242,497
European Aeronautic Defence
  and Space Co. NV (a)......          10,995        177,509
Heineken NV.................           5,937        220,180
James Hardie Industries NV
  (b).......................          70,744        240,210
Koninklijke  (Royal) Philips
  Electronics NV (a)........          27,299        502,569
Koninklijke Ahold NV........          30,463        349,694
Koninklijke DSM NV..........           5,894        184,607
Koninklijke Royal KPN NV....          45,277        622,313

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Reed Elsevier NV............          21,785   $    239,657
SBM Offshore NV (a).........           9,052        154,520
TNT NV......................          11,517        223,657
Unilever NV.................          37,808        910,284
Wolters Kluwer NV...........          10,372        181,126
                                               ------------
TOTAL NETHERLANDS...........                      4,561,703
                                               ------------
NORWAY -- 0.5%
DnB NOR ASA (b).............          50,596        385,176
Norsk Hydro ASA (b).........          43,545        223,254
StatoilHydro ASA............          21,822        429,215
Telenor ASA (b).............          18,119        139,203
Yara International ASA (a)..           4,641        129,787
                                               ------------
TOTAL NORWAY................                      1,306,635
                                               ------------
POLAND -- 0.1%
Telekomunikacja Polska SA
  GDR (a)...................          61,619        308,095
                                               ------------
PORTUGAL -- 0.3%
Banco Comercial Portugues SA
  (a).......................         189,513        192,454
Portugal Telecom, SGPS SA...          35,045        342,666
Zon Multimedia Servicos de
  Telecomunicacoes e
  Multimedia, SGPS SA.......          31,819        169,285
                                               ------------
TOTAL PORTUGAL..............                        704,405
                                               ------------
RUSSIA -- 1.3%
Gazprom OAO ADR.............          51,906      1,051,096
LUKOIL ADR..................          12,670        562,168
Mechel OAO ADR (a)..........          36,309        303,180
Mobile TeleSystems ADR......           8,745        322,953
Tatneft GDR.................          17,116        419,342
Tatneft OAO GDR (b).........             989         24,231
Vimpel-Communications ADR
  (b).......................          31,801        374,298
                                               ------------
TOTAL RUSSIA................                      3,057,268
                                               ------------
SINGAPORE -- 1.2%
CapitaLand, Ltd. ...........          93,000        238,388
DBS Group Holdings, Ltd. ...          46,500        379,107
Fraser and Neave, Ltd. (a)..          91,000        243,949
Parkway Holdings, Ltd. (a)..          88,000        101,537
Singapore Exchange, Ltd. ...          93,000        456,213
Singapore Press Holdings,
  Ltd. (a)..................         140,000        305,662
Singapore
  Telecommunications,
  Ltd. .....................         364,000        754,482
United Overseas Bank,
  Ltd. .....................          45,000        456,420
                                               ------------
TOTAL SINGAPORE.............                      2,935,758
                                               ------------
SOUTH AFRICA -- 1.4%
Anglo Platinum, Ltd. .......           3,694        260,941
AngloGold Ashanti, Ltd. ....           9,726        356,446
Discovery Holdings, Ltd. ...               1              3
FirstRand, Ltd. ............          91,447        166,493
Gold Fields, Ltd. ..........          22,142        268,141
Harmony Gold Mining Co.,
  Ltd. (b)..................          19,325        200,194
Impala Platinum Holdings,
  Ltd. .....................          13,794        304,459
MTN Group, Ltd. ............          33,234        509,151
Naspers, Ltd. ..............           9,617        252,800
Sanlam, Ltd. ...............          89,934        201,238
Sasol, Ltd. ................          14,298        499,861
Standard Bank Group, Ltd. ..          28,674        329,347
Telkom SA, Ltd. ............          10,590         52,083
Vodacom Group  (Pty), Ltd.
  (b).......................             454          3,363
                                               ------------
TOTAL SOUTH AFRICA..........                      3,404,520
                                               ------------
SOUTH KOREA -- 2.6%
Hana Financial Group,
  Inc. .....................          14,860        319,607
Hyundai Development Co. ....           7,260        229,947
Hyundai Heavy Industries....           1,382        206,657
Hyundai Mobis...............           3,680        322,085
KB Financial Group, Inc.
  (b).......................           9,701        325,918
Kia Motors Corp. (a)(b).....          36,030        356,355
Korea Electric Power Corp.
  ADR (a)...................          13,185        151,627
KT Corp. ADR................           9,482        136,161
KT&G Corp. .................           3,597        203,292
LG Electronics, Inc. .......           3,597        330,350
NHN Corp. (b)...............           1,265        175,260
POSCO ADR (a)...............           6,937        573,482
Samsung Corp. ..............           6,498        219,074
Samsung Electronics Co.,
  Ltd. GDR (c)..............           4,604      1,073,883
Samsung Fire & Marine
  Insurance Co., Ltd. ......           1,322        195,091
Samsung Heavy Industries
  Co., Ltd. ................           7,010        159,575
Samsung Securities Co.,
  Ltd. .....................           4,205        223,791
Shinhan Financial Group Co.,
  Ltd. (b)..................           8,144        206,165
Shinsegae Co., Ltd. ........             350        138,742
SK Energy Co., Ltd. ........           3,230        259,881
SK Holdings Co., Ltd. ......           2,850        238,255
SK Telecom Co., Ltd. ADR
  (a).......................          10,912        165,317
                                               ------------
TOTAL SOUTH KOREA...........                      6,210,515
                                               ------------
SPAIN -- 3.7%
Abertis Infraestructuras SA
  (a).......................          15,461        290,706
Acciona SA (a)..............           1,813        222,767
Acerinox SA (a).............          16,219        300,067
ACS, Actividades de
  Construccion y Servicios
  SA (a)....................           7,941        401,541
Banco Bilbao Vizcaya
  Argentaria SA (a).........          52,687        660,679
Banco Popular Espanol SA
  (a).......................          42,906        373,731
Banco Santander SA..........         139,972      1,680,600
Gamesa Corp. Tecnologica SA
  (a).......................           9,482        179,682
Gas Natural SDG SA (a)......          14,626        266,082
Grupo Ferrovial SA (a)......           6,471        207,581
Iberdrola SA (a)............          84,342        683,787
Indra Sistemas, SA..........          19,854        429,559
Industria de Diseno Textil
  SA........................           7,256        347,770
Mapfre SA...................          49,370        160,657
Repsol YPF SA (a)...........          20,704        462,905
Telefonica SA...............          92,911      2,100,785
                                               ------------
TOTAL SPAIN.................                      8,768,899
                                               ------------
SWEDEN -- 1.9%
Assa Abloy AB  (Class B)
  (a).......................          12,232        169,717
Atlas Copco AB (Class B)....          28,137        253,303
Hennes & Mauritz AB (Class
  B) (a)....................          10,312        512,416
Husqvarna AB (Class B)
  (a)(b)....................          56,734        307,547
Nordea Bank AB (a)..........          73,180        577,102
Sandvik AB (a)..............          25,200        186,206
Securitas AB (Class B) (a)..          15,200        128,500
Skandinaviska Enskilda
  Banken AB (Class A)
  (a)(b)....................         108,069        472,846
Skanska AB (Class B) (a)....          15,151        168,663
SKF AB (Class B) (a)........          14,729        180,599

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Svenska Handelsbanken AB
  (Class A) (a).............          12,944   $    243,498
Tele2 AB (Class B)..........          18,871        189,737
Telefonaktiebolaget LM
  Ericsson (Class B) (a)....          66,607        650,781
TeliaSonera AB (a)..........          44,731        233,820
Volvo AB ADR (Class A) (a)..          40,908        250,796
                                               ------------
TOTAL SWEDEN................                      4,525,531
                                               ------------
SWITZERLAND -- 5.3%
ABB, Ltd. (b)...............          45,685        717,484
Adecco SA...................           3,773        157,019
Credit Suisse Group AG......          19,713        899,053
Geberit AG (a)..............           1,397        171,614
Givaudan SA (a).............             369        225,801
Holcim, Ltd. (a)(b).........           5,021        284,856
Kuehne & Nagel International
  AG........................           4,595        359,555
Logitech International SA
  (a)(b)....................          16,957        234,658
Nestle SA...................          82,716      3,112,260
Nobel Biocare Holding AG....           7,606        165,891
Novartis AG.................          49,091      1,987,925
Roche Holding AG............          14,867      2,019,085
SGS SA......................             178        220,301
Swatch Group AG.............           1,447        231,909
Syngenta AG.................           2,596        602,125
UBS AG (b)..................          64,417        787,184
Zurich Financial Services
  AG........................           2,990        526,216
                                               ------------
TOTAL SWITZERLAND...........                     12,702,936
                                               ------------
TAIWAN -- 2.1%
AU Optronics Corp. ADR (a)..          61,058        591,042
Hon Hai Precision Industry
  Co., Ltd. GDR (d).........         243,550      1,480,784
Hon Hai Precision Industry
  Co., Ltd. GDR (d).........          30,339        184,461
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR (a)...................         190,634      1,793,866
United Microelectronics
  Corp. ADR (a).............         332,386        877,499
                                               ------------
TOTAL TAIWAN................                      4,927,652
                                               ------------
THAILAND -- 0.5%
Bangkok Bank PCL............         276,676        909,531
PTT PCL.....................          35,677        245,037
                                               ------------
TOTAL THAILAND..............                      1,154,568
                                               ------------
TURKEY -- 0.2%
Akbank TAS..................          79,624        357,639
Turkiye Is Bankasi..........          45,421        134,235
                                               ------------
TOTAL TURKEY................                        491,874
                                               ------------
UNITED KINGDOM -- 14.9%
3i Group PLC................          91,910        366,296
Anglo American PLC..........          29,640        860,811
AstraZeneca PLC.............          30,324      1,333,623
BAE Systems PLC.............          71,823        400,383
Barclays PLC................         169,995        792,276
BG Group PLC................          73,085      1,225,265
BHP Billiton PLC............          36,047        809,725
BP PLC......................         413,770      3,255,810
British American Tobacco
  PLC.......................          40,370      1,112,266
British Land Co. PLC........          54,284        341,499
British Sky Broadcasting
  Group PLC.................          30,178        226,129
BT Group PLC................          72,745        121,597
Burberry Group PLC (a)......          44,096        307,180
Cable & Wireless PLC........          62,033        135,974
Cadbury PLC.................          30,852        263,189
Capita Group PLC............          19,626        230,934
Centrica PLC................         142,761        524,286
Cobham PLC..................          65,185        185,393
Compass Group PLC...........          56,448        317,695
Diageo PLC..................          57,246        821,611
Experian PLC................          33,001        246,874
FirstGroup PLC..............          40,772        240,212
G4S PLC.....................          48,931        168,013
GlaxoSmithKline PLC.........         122,098      2,148,508
Hammerson PLC (a)...........          43,742        221,152
HSBC Holdings PLC...........         349,055      2,888,576
ICAP PLC....................          51,011        378,874
Imperial Tobacco Group PLC..          21,856        567,978
Inchcape PLC................             436            136
Intercontinental Hotels
  Group PLC.................          22,807        233,997
International Power PLC.....          38,312        150,164
J Sainsbury PLC.............          41,220        212,474
Land Securities Group PLC
  (a).......................          22,374        173,640
Marks & Spencer Group PLC...          39,231        197,699
National Grid PLC...........          62,147        560,349
Next PLC (a)................           7,852        189,957
Old Mutual PLC..............         274,376        365,687
Pearson PLC.................          21,084        211,632
Prudential PLC..............          27,582        187,826
Reckitt Benckiser PLC.......          15,083        687,059
Reed Elsevier PLC...........          30,706        228,821
Rio Tinto PLC...............          17,541        608,080
Rolls-Royce Group PLC (b)...          43,256        257,519
Royal Bank of Scotland Group
  PLC (b)...................         573,650        365,038
Royal Dutch Shell PLC (Class
  A)........................          78,184      1,954,536
Royal Dutch Shell PLC (Class
  B)........................          56,657      1,423,843
RSA Insurance Group PLC.....          71,709        141,949
SABMiller PLC...............          19,911        404,962
Scottish & Southern Energy
  PLC.......................          22,575        423,453
Severn Trent PLC............          13,600        245,025
Smith & Nephew PLC..........          29,249        216,518
Smiths Group PLC............          11,848        136,876
Standard Life PLC...........          67,561        207,060
Tesco PLC...................         167,000        972,484
The Sage Group PLC..........          44,614        130,855
Thomson Reuters PLC.........           4,621        131,807
Tomkins PLC.................         104,771        255,362
Unilever PLC................          28,759        674,431
United Utilities Group PLC..          20,555        168,239
Vodafone Group PLC..........       1,135,199      2,191,056
Whitbread PLC...............          15,849        213,114
Wolseley PLC (a)(b).........          15,800        301,314
WPP Group PLC...............          29,432        195,456
                                               ------------
TOTAL UNITED KINGDOM........                     35,510,547
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $326,620,786).......                    237,211,571
                                               ------------
RIGHTS -- 0.1%
AUSTRALIA -- 0.0% (e)
Rio Tinto, Ltd.
  (expiring 7/1/09) (a)(b)..              21            406
                                               ------------

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
BELGIUM -- 0.0% (e)
Fortis
  (expiring 7/4/14) (b)(f)..          31,375   $          0
                                               ------------
ITALY -- 0.0% (e)
UBI Banca SCpA
  (expiring 7/3/09) (b).....          21,883          1,495
                                               ------------
UNITED KINGDOM -- 0.1%
Rio Tinto PLC
  (expiring 7/1/09) (b).....           9,896        113,755
                                               ------------
TOTAL RIGHTS --
  (Cost $240,822)...........                        115,656
                                               ------------
WARRANTS -- 0.0% (e)
ITALY -- 0.0% (e)
UBI Banca SCpA
  (expiring 6/30/11) (a)(b)
  (Cost $0).................          21,885          1,688
                                               ------------
SHORT TERM INVESTMENTS -- 13.8%
UNITED STATES -- 13.8%
MONEY MARKET FUNDS -- 13.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (g)(h)..........      28,742,648     28,742,648
STIC Prime Portfolio........       4,292,700      4,292,700
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $33,035,348)........                     33,035,348
                                               ------------
TOTAL INVESTMENTS -- 113.2%
  (i)
  (Cost $359,896,956).......                    270,364,263
OTHER ASSETS AND
  LIABILITIES -- (13.2)%....                    (31,440,947)
                                               ------------
NET ASSETS -- 100.0%........                   $238,923,316
                                               ============




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.9% of net assets as of June 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (e) Amount shown represents less than 0.05% of net assets.
   (f) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs established under FAS 157.
   (g) Affiliated Fund managed by SSgA Funds Management, Inc.
   (h) Investments of cash collateral for securities loaned.
   (i) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt
   REIT = Real Estate Investment Trust

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       14.9%
Oil, Gas & Consumable Fuels...........       11.7
Metals & Mining.......................        6.4
Pharmaceuticals.......................        6.0
Diversified Telecommunication
  Services............................        4.1
Insurance.............................        3.6
Automobiles...........................        2.8
Wireless Telecommunication Services...        2.8
Chemicals.............................        2.7
Electric Utilities....................        2.7
Food Products.........................        2.3
Capital Markets.......................        2.1
Food & Staples Retailing..............        2.0
Semiconductors & Semiconductor
  Equipment...........................        2.0
Machinery.............................        1.9
Electronic Equipment, Instruments &
  Components..........................        1.8
Real Estate Management & Development..        1.8
Media.................................        1.7
Beverages.............................        1.6
Industrial Conglomerates..............        1.4
Road & Rail...........................        1.4
Multi-Utilities.......................        1.3
Electrical Equipment..................        1.1
Trading Companies & Distributors......        1.1
Communications Equipment..............        1.0
Construction & Engineering............        1.0
Diversified Financial Services........        1.0
Household Durables....................        1.0
Real Estate Investment Trusts
  (REITs).............................        0.9
Tobacco...............................        0.9
Textiles, Apparel & Luxury Goods......        0.8
Transportation Infrastructure.........        0.8
Hotels, Restaurants & Leisure.........        0.7
Gas Utilities.........................        0.6
Independent Power Producers & Energy
  Traders.............................        0.6
Aerospace & Defense...................        0.5
Auto Components.......................        0.5
Building Products.....................        0.5
Commercial Services & Supplies........        0.5
Health Care Equipment & Supplies......        0.5
IT Services...........................        0.5
Marine................................        0.5
Specialty Retail......................        0.5
Construction Materials................        0.4
Multiline Retail......................        0.4
Office Electronics....................        0.4
Professional Services.................        0.4
Software..............................        0.4
Air Freight & Logistics...............        0.3
Computers & Peripherals...............        0.3
Energy Equipment & Services...........        0.3
Household Products....................        0.3
Airlines..............................        0.2
Biotechnology.........................        0.2
Consumer Finance......................        0.2
Distributors..........................        0.2
Health Care Providers & Services......        0.2
Personal Products.....................        0.2
Containers & Packaging................        0.1
Internet Software & Services..........        0.1
Leisure Equipment & Products..........        0.1
Paper & Forest Products...............        0.1
Water Utilities.......................        0.1
Short Term Investments................       13.8
Other Assets & Liabilities............      (13.2)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs established under FAS 157 except for Fortis, which was Level 2 and part of the Diversified Financial Services Industry and 0.0% of net assets.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------

COMMON STOCKS -- 98.8%
JAPAN -- 98.8%
AIR FREIGHT &
  LOGISTICS -- 0.3%
Yamato Holdings Co., Ltd.
  (a).........................          3,180   $    42,385
                                                -----------
AIRLINES -- 0.5%
All Nippon Airways Co., Ltd.
  (a).........................         11,000        38,420
Japan Airlines Corp. (a)(b)...         17,000        32,772
                                                -----------
                                                     71,192
                                                -----------
AUTO COMPONENTS -- 1.9%
Aisin Seiki Co., Ltd. (a).....          1,168        25,361
Bridgestone Corp. (a).........          3,903        61,285
Denso Corp. (a)...............          1,847        47,474
FCC Co., Ltd. ................            884        12,121
Futaba Industrial Co., Ltd.
  (a).........................            508         1,832
Keihin Corp. (a)..............            556         7,307
NGK Spark Plug Co., Ltd. .....          1,160        11,073
NHK Spring Co., Ltd. .........          1,340         8,986
Nissin Kogyo Co., Ltd. .......            616         7,859
NOK Corp. ....................          1,116        12,989
Showa Corp. (a)...............          2,112         9,259
Stanley Electric Co., Ltd.
  (a).........................            744        15,098
Sumitomo Rubber Industries,
  Inc. .......................          1,908        15,346
Tokai Rika Co., Ltd. (a)......            120         1,914
Toyo Tire & Rubber Co., Ltd.
  (a)(b)......................          2,851         6,826
Toyoda Gosei Co., Ltd. .......             68         1,840
Toyota Boshoku Corp. .........            100         1,494
Toyota Industries Corp. ......          1,172        29,213
                                                -----------
                                                    277,277
                                                -----------
AUTOMOBILES -- 6.7%
Daihatsu Motor Co., Ltd. (a)..          2,464        22,933
Fuji Heavy Industries, Ltd.
  (a).........................          6,347        25,721
Honda Motor Co., Ltd. (a).....          8,674       239,134
Isuzu Motors, Ltd. ...........          9,651        15,504
Mazda Motor Corp. ............          6,123        15,675
Mitsubishi Motors Corp.
  (a)(b)......................         27,173        50,975
Nissan Motor Co., Ltd. (b)....         11,862        72,044
Suzuki Motor Corp. ...........          2,192        49,299
Toyota Motor Corp. ...........         12,277       466,980
Yamaha Motor Co., Ltd. (a)....          1,316        14,635
                                                -----------
                                                    972,900
                                                -----------
BEVERAGES -- 1.0%
Asahi Breweries, Ltd. (a).....          2,584        37,146
Ito En, Ltd. .................          1,556        22,110
Kirin Holdings Co., Ltd. (a)..          5,207        72,855
Takara Holdings, Inc. (a).....          2,479        15,185
                                                -----------
                                                    147,296
                                                -----------
BUILDING PRODUCTS -- 1.0%
Aica Kogyo Co., Ltd. .........          2,284        22,370
Asahi Glass Co., Ltd. (a).....          5,299        42,563
Daikin Industries, Ltd. ......          1,532        49,381
Hitachi Construction Machinery
  Co., Ltd. ..................            100         1,633
JS Group Corp. ...............          1,872        28,909
                                                -----------
                                                    144,856
                                                -----------
CAPITAL MARKETS -- 1.9%
Daiwa Securities Group, Inc.
  (a).........................          8,482        50,548
JAFCO Co., Ltd. (a)...........            312        10,509
Nomura Holdings, Inc. (a).....         16,476       139,001
Okasan Holdings, Inc. (a).....          3,107        15,586
SBI Holdings, Inc. (a)........            160        32,652
Mizuko Securities Co., Ltd. ..          5,587        17,545
Tokai Tokyo Financial
  Holdings, Inc. .............          3,967        14,473
                                                -----------
                                                    280,314
                                                -----------
CHEMICALS -- 4.6%
Asahi Kasei Corp. (a).........          6,859        34,905
Daicel Chemical Industries,
  Ltd. (a)....................          2,055        12,460
DIC Corp. (a).................          6,391        10,002
Hitachi Chemical Co., Ltd. ...            976        15,750
JSR Corp. (a).................          1,360        23,300
Kaneka Corp. .................          3,224        22,956
Kansai Paint Co., Ltd. .......          3,092        22,208
Kuraray Co., Ltd. ............          3,471        38,565
Mitsubishi Chemical Holdings
  Corp. (a)...................          6,623        28,075
Mitsubishi Gas Chemical Co.,
  Inc. (a)....................          3,268        17,884
Mitsubishi Rayon Co., Ltd.
  (a).........................          5,291        15,409
Mitsui Chemicals, Inc. (a)....          4,843        15,510
Nifco, Inc. (a)...............          1,028        15,939
Nissan Chemical Industries,
  Ltd. .......................          1,416        15,953
Nitto Denko Corp. ............            784        23,889
Sekisui Chemical Co., Ltd. ...          3,079        19,338
Shin-Etsu Chemical Co.,
  Ltd. .......................          2,420       112,366
Showa Denko K.K. (a)..........          6,723        12,054
Sumitomo Chemical Co., Ltd. ..          8,674        39,106
Taiyo Nippon Sanso Corp. .....          3,180        30,454
Teijin, Ltd. (a)..............          7,367        23,746
Tokai Carbon Co., Ltd. .......          2,828        14,802
Toray Industries, Inc. (a)....          8,758        44,659
Tosoh Corp. (a)...............          5,599        15,900
Ube Industries, Ltd. .........          8,543        23,906
Zeon Corp. ...................          3,132        12,238
                                                -----------
                                                    661,374
                                                -----------
COMMERCIAL BANKS -- 9.5%
Chuo Mitsui Trust Holdings,
  Inc. (a)....................          5,981        22,874
Fukuoka Financial Group,
  Inc. .......................          7,000        31,342
Hokuhoku Financial Group, Inc.
  (a).........................          9,658        24,224
Mitsubishi UFJ Financial
  Group, Inc. (a).............         54,200       335,924
Mizuho Financial Group, Inc.
  (a).........................         75,000       175,675
Resona Holdings, Inc. (a).....          3,200        44,973
Shinsei Bank, Ltd. (a)(b).....          9,726        15,624
Sumitomo Mitsui Financial
  Group, Inc. (a).............          4,900       199,585
Suruga Bank, Ltd. ............          2,496        23,877
The 77 Bank, Ltd. (a).........          4,803        27,976
The Awa Bank, Ltd. (a)........          4,731        27,459
The Bank of Kyoto, Ltd. (a)...          2,916        27,049
The Bank of Yokohama, Ltd. ...          7,947        42,583
The Chiba Bank, Ltd. .........          6,063        39,651
The Chugoku Bank, Ltd. .......          1,504        20,872
The Hachijuni Bank, Ltd. .....          4,719        26,704
The Hiroshima Bank, Ltd. (a)..          5,811        24,211
The Hyakugo Bank, Ltd. .......          5,147        25,446
The Iyo Bank, Ltd. ...........          3,180        32,464
The Joyo Bank, Ltd. (a).......          5,155        26,287
The Juroku Bank, Ltd. (a).....          4,883        17,308
The Musashino Bank, Ltd. (a)..            520        17,462
The Nanto Bank, Ltd. (a)......          3,391        18,803
The Nishi-Nippon City Bank,
  Ltd. .......................          7,799        19,723
The Shizuoka Bank, Ltd. (a)...          3,363        33,356

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
The Sumitomo Trust & Banking
  Co., Ltd. (a)...............          9,634   $    51,922
Yamaguchi Financial Group,
  Inc. .......................          2,076        27,390
                                                -----------
                                                  1,380,764
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
Aeon Delight Co., Ltd. .......            200         3,242
Dai Nippon Printing Co., Ltd.
  (a).........................          3,739        51,308
Daiseki Co., Ltd. (a).........            400         8,810
MEITEC Corp. (a)..............            912        15,747
Nissha Printing Co., Ltd.
  (a).........................            236        11,349
Park24 Co., Ltd. (a)..........          1,100         9,896
Secom Co., Ltd. ..............          1,368        55,579
TKC Corp. ....................            400         7,674
Toppan Printing Co., Ltd.
  (a).........................          4,299        43,442
                                                -----------
                                                    207,047
                                                -----------
COMMUNICATIONS EQUIPMENT -- 0.0% (c)
Aiphone Co., Ltd. (a).........            200         3,296
                                                -----------
COMPUTERS & PERIPHERALS -- 1.4%
Fujitsu, Ltd. (a).............         11,498        62,683
NEC Corp. (a)(b)..............         12,918        50,743
Seiko Epson Corp. (a).........          1,276        20,829
Toshiba Corp. (a).............         17,633        63,964
                                                -----------
                                                    198,219
                                                -----------
CONSTRUCTION & ENGINEERING -- 1.2%
Chiyoda Corp. ................          1,688        13,681
COMSYS Holdings Corp. ........          2,000        22,117
Jgc Corp. ....................          1,460        23,606
Kajima Corp. (a)..............          7,595        23,694
Kyowa Exeo Corp. .............            548         5,453
Maeda Corp. (a)...............          4,855        18,467
Obayashi Corp. ...............          5,679        27,840
Shimizu Corp. (a).............          4,559        19,845
Taisei Corp. (a)..............          9,995        24,137
                                                -----------
                                                    178,840
                                                -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. (a).....          9,607        16,529
                                                -----------
CONSUMER FINANCE -- 0.7%
Acom Co., Ltd. ...............             12           300
Aeon Credit Service Co., Ltd.
  (a).........................          1,040        13,614
Aiful Corp. (a)...............          1,331         5,118
Credit Saison Co., Ltd. (a)...          1,264        16,087
Orient Corp. (a)(b)...........          4,501         5,598
ORIX Corp. (a)................            626        37,696
Promise Co., Ltd. (a).........            764         9,763
Takefuji Corp. (a)............          1,054         5,768
                                                -----------
                                                     93,944
                                                -----------
CONTAINERS & PACKAGING -- 0.2%
Toyo Seikan Kaisha, Ltd. (a)..          1,048        22,212
                                                -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc.
  (a).........................            992        13,880
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Benesse Corp. ................            628        25,124
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Mizuho Trust & Banking Co.,
  Ltd. (a)(b).................         10,370        13,435
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 1.8%
Nippon Telegraph & Telephone
  Corp. ......................          6,400       260,020
                                                -----------
ELECTRIC UTILITIES -- 5.0%
Chubu Electric Power Co., Inc.
  (a).........................          3,963        91,595
Hokkaido Electric Power Co.,
  Inc. (a)....................          1,328        24,871
Hokuriku Electric Power Co.
  (a).........................          1,412        32,269
Kyushu Electric Power Co.,
  Inc. (a)....................          2,376        51,098
Sanyo Electric Co., Ltd.
  (a)(b)......................         11,422        29,595
Sharp Corp. (a)...............          5,519        57,372
Shikoku Electric Power Co.,
  Inc. (a)....................          1,572        46,923
The Chugoku Electric Power
  Co., Inc. (a)...............          1,748        36,505
The Kansai Electric Power Co.,
  Inc. (a)....................          4,811       106,208
The Okinawa Electric Power
  Co., Inc. ..................            136         7,330
The Tokyo Electric Power Co.,
  Inc. (a)....................          6,767       173,935
Tohoku Electric Power Co.,
  Inc. (a)....................          2,843        59,373
                                                -----------
                                                    717,074
                                                -----------
ELECTRICAL EQUIPMENT -- 1.3%
Fuji Electric Holdings Co.,
  Ltd. (a)....................          6,099        10,114
Fujikura, Ltd. (a)............          4,107        20,645
Matsushita Electric Works,
  Ltd. .......................          3,151        29,849
Mitsubishi Electric Corp. ....         10,974        69,494
Sumitomo Electric Industries,
  Ltd. .......................          3,887        43,751
Ushio, Inc. (a)...............          1,136        18,155
                                                -----------
                                                    192,008
                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.2%
Alps Electric Co., Ltd. (a)...          1,868        10,164
Casio Computer Co., Ltd. (a)..          2,248        20,107
Dainippon Screen Manufacturing
  Co., Ltd. (a)(b)............          4,364        15,107
Hamamatsu Photonics K.K. (a)..            668        12,787
Hirose Electric Co., Ltd.
  (a).........................            408        43,555
Hitachi, Ltd. ................         16,933        52,825
Horiba, Ltd. (a)..............            504        12,145
Hoya Corp. ...................          2,732        54,818
Ibiden Co., Ltd. (a)..........            996        28,027
Keyence Corp. ................            340        69,420
Konica Minolta Holdings, Inc.
  (a).........................          4,075        42,572
Kyocera Corp. ................            992        74,746
Murata Manufacturing Co., Ltd.
  (a).........................          1,328        56,432
Nidec Corp. (a)...............            964        58,449
Nippon Electric Glass Co.,
  Ltd. .......................          2,548        28,574
Oki Electric Industry Co.,
  Ltd. (b)....................         12,166        12,861
Olympus Corp. ................            492        11,652
OMRON Corp. (a)...............          1,480        21,398
Shimadzu Corp. (a)............          3,312        26,500
Taiyo Yuden Co., Ltd. ........            776         8,557
TDK Corp. (a).................            996        46,866
The Furukawa Electric Co.,
  Ltd. (a)....................          4,899        22,138
Yaskawa Electric Corp. .......          1,604        10,673
Yokogawa Electric Corp. ......          1,864        12,557
                                                -----------
                                                    752,930
                                                -----------
FOOD & STAPLES RETAILING -- 1.7%
Aeon Co., Ltd. (a)............          4,503        44,570
Cawachi, Ltd. (a).............            548        10,428
FamilyMart Co., Ltd. (a)......            952        29,896
Izumiya Co., Ltd. ............          2,740        15,960
Lawson, Inc. (a)..............            400        17,578
Seven & I Holdings Co.,
  Ltd. .......................          4,639       109,142
UNY Co., Ltd. ................          2,000        17,101
                                                -----------
                                                    244,675
                                                -----------

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
FOOD PRODUCTS -- 0.9%
Ajinomoto Co., Inc. ..........          4,003   $    31,697
Hokuto Corp. .................            500        10,292
Kikkoman Corp. (a)............          2,256        22,657
MEIJI Holdings Co. Ltd. (b)...            400        16,085
Nissin Food Products Co.,
  Ltd. .......................            640        19,369
Sakata Seed Corp. (a).........          1,584        21,687
Yakult Honsha Co., Ltd. (a)...            464         8,858
                                                -----------
                                                    130,645
                                                -----------
GAS UTILITIES -- 0.5%
Saibu Gas Co., Ltd. (a).......         10,273        26,618
Tokyo Gas Co., Ltd. ..........         13,873        49,606
                                                -----------
                                                     76,224
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Miraca Holdings, Inc. ........            636        15,556
Nakanishi, Inc. ..............            100         7,359
Sysmex Corp. (a)..............            200         7,255
Terumo Corp. (a)..............            456        20,133
                                                -----------
                                                     50,303
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. .......             84         3,874
Mediceo Paltac Holdings Co.,
  Ltd. (a)....................          1,192        13,652
Suzuken Co., Ltd. (a).........            632        18,308
                                                -----------
                                                     35,834
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. (a)...            404        27,049
Round One Corp. (a)...........            800         7,968
                                                -----------
                                                     35,017
                                                -----------
HOUSEHOLD DURABLES -- 3.5%
Daikyo, Inc. (b)..............          4,256         7,322
Daiwa House Industry Co.,
  Ltd. .......................          3,363        36,249
Funai Electric Co., Ltd. .....            495        20,367
Haseko Corp. (b)..............          9,139         9,472
Panasonic Corp. ..............         11,981       161,676
Pioneer Corp. (a)(b)..........          2,260         6,723
Sangetsu Co., Ltd. ...........          1,576        34,628
Sekisui House, Ltd. (a).......          3,679        37,368
Sony Corp. ...................          6,411       167,775
TOTO, Ltd. ...................          4,444        31,136
                                                -----------
                                                    512,716
                                                -----------
HOUSEHOLD PRODUCTS -- 0.7%
Kao Corp. ....................          3,339        72,846
Uni-Charm Corp. (a)...........            444        33,915
                                                -----------
                                                    106,761
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development
  Co., Ltd. (a)...............            840        23,855
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Hankyu Hanshin Holdings,
  Inc. .......................          8,486        39,754
Keihan Electric Railway Co.,
  Ltd. (a)....................          5,747        24,421
                                                -----------
                                                     64,175
                                                -----------
INSURANCE -- 2.1%
Aioi Insurance Co., Ltd. .....          3,579        16,358
Mitsui Sumitomo Insurance
  Group Holdings, Inc. .......          3,136        82,394
Nipponkoa Insurance Co., Ltd.
  (a).........................          4,479        26,089
Sompo Japan Insurance, Inc. ..          5,111        34,220
T&D Holdings, Inc. (a)........          1,310        37,609
Tokio Marine Holdings, Inc. ..          3,947       109,224
                                                -----------
                                                    305,894
                                                -----------
INTERNET & CATALOG RETAIL -- 0.2%
Rakuten, Inc. (a).............             51        30,710
                                                -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
DeNA Co., Ltd. ...............              1         3,348
Yahoo! Japan Corp. (a)........            106        33,782
                                                -----------
                                                     37,130
                                                -----------
IT SERVICES -- 0.7%
CSK Holdings Corp. (a)(b).....            756         3,565
IT Holdings Corp. ............            832        14,780
Itochu Techno-Solutions Corp.
  (a).........................            608        18,085
Net One Systems Co., Ltd. ....             15        26,398
Nomura Research Institute,
  Ltd. (a)....................            300         6,670
NTT Data Corp. ...............              8        25,869
Otsuka Corp. .................            112         5,978
                                                -----------
                                                    101,345
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.8%
Canon Electronics, Inc. ......            100         1,454
FUJIFILM Holdings Corp. ......          2,927        92,829
Namco Bandai Holdings, Inc.
  (a).........................          2,332        25,620
Nikon Corp. (a)...............          2,440        42,334
Roland Corp. .................            300         3,688
Sankyo Co., Ltd. .............            640        34,161
Sega Sammy Holdings, Inc.
  (a).........................          2,131        27,011
Shimano, Inc. (a).............            592        22,640
Yamaha Corp. (a)..............          1,292        16,149
                                                -----------
                                                    265,886
                                                -----------
MACHINERY -- 4.7%
Amada Co., Ltd. ..............          2,527        15,688
Amano Corp. (a)...............          1,336        13,071
Fanuc, Ltd. (a)...............          1,180        94,904
Fuji Machine Manufacturing
  Co., Ltd. ..................            100         1,208
Glory, Ltd. (a)...............          1,044        20,721
IHI Corp. (a)(b)..............         10,311        17,847
JTEKT Corp. (a)...............          1,508        15,332
Kawasaki Heavy Industries,
  Ltd. (a)....................          8,978        24,752
Komatsu, Ltd. (a).............          5,539        85,653
Komori Corp. (a)..............            788         9,433
Kubota Corp. (a)..............          4,663        38,518
Kurita Water Industries, Ltd.
  (a).........................            976        31,561
Makita Corp. (a)..............            976        23,620
Minebea Co., Ltd. ............          3,255        13,865
Mitsubishi Heavy Industries,
  Ltd. (a)....................         18,676        77,426
Mitsui Engineering &
  Shipbuilding Co., Ltd. (a)..          6,567        15,450
Mori Seiki Co., Ltd. (a)......            868         9,041
NGK Insulators, Ltd. .........          1,320        26,951
NSK, Ltd. (a).................          2,463        12,508
NTN Corp. ....................          2,495        10,007
OKUMA Corp. ..................          1,648         7,772
OSG Corp. (a).................          1,112         9,439
SMC Corp. ....................            320        34,459
Sumitomo Heavy Industries,
  Ltd. (a)....................          3,795        16,952
Tadano, Ltd. .................            780         3,727
The Japan Steel Works, Ltd.
  (a).........................          2,708        33,455

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
THK Co., Ltd. (a).............          1,100   $    16,451
Toshiba Machine Co., Ltd. ....          1,944         7,193
                                                -----------
                                                    687,004
                                                -----------
MARINE -- 0.6%
Kawasaki Kisen Kaisha, Ltd.
  (a).........................          4,759        19,631
Mitsui OSK Lines, Ltd. (a)....          5,491        35,683
Nippon Yusen KK(a)............          7,995        34,553
                                                -----------
                                                     89,867
                                                -----------
MEDIA -- 0.5%
Dentsu, Inc. .................          1,600        33,663
Jupiter Telecommunications
  Co. ........................             24        18,208
Toho Co, Ltd. (a).............          1,352        22,070
Tokyo Broadcasting System,
  Inc. .......................            100         1,571
                                                -----------
                                                     75,512
                                                -----------
METALS & MINING -- 3.4%
Daido Steel Co., Ltd. (a).....          3,199        13,130
Dowa Holdings Co., Ltd. ......          1,767         7,362
JFE Holdings, Inc. ...........          3,447       116,109
Kobe Steel, Ltd. (a)..........         17,645        32,918
Mitsubishi Materials Corp. ...          8,027        25,041
Mitsui Mining & Smelting Co.,
  Ltd. (b)....................          4,839        12,538
Nippon Steel Corp. (a)........         27,755       106,435
Nisshin Steel Co., Ltd. (a)...          6,951        15,561
OSAKA Titanium Technologies
  Co. ........................             36         1,321
Pacific Metals Co., Ltd. .....            988         7,659
Sumitomo Metal Industries,
  Ltd. .......................         24,340        64,833
Sumitomo Metal Mining Co.,
  Ltd. (a)....................          3,575        50,502
Toho Titanium Co., Ltd. ......             56           961
Tokyo Steel Manufacturing Co.,
  Ltd. (a)....................          1,144        13,920
Yodogawa Steel Works, Ltd. ...          3,963        20,126
                                                -----------
                                                    488,416
                                                -----------
MULTILINE RETAIL -- 0.5%
Isetan Mitsukoshi Holdings,
  Ltd. (a)....................          2,441        24,895
Ryohin Keikaku Co., Ltd. (a)..            236         9,955
Takashimaya Co., Ltd. (a).....          3,332        26,280
The Daiei, Inc. (a)(b)........          1,402         6,277
                                                -----------
                                                     67,407
                                                -----------
OFFICE ELECTRONICS -- 2.1%
Brother Industries, Ltd. (a)..          1,932        17,140
Canon, Inc. (a)...............          6,958       227,883
Ricoh Co., Ltd. (a)...........          4,555        58,776
                                                -----------
                                                    303,799
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 2.1%
Cosmo Oil Co., Ltd. (a).......          5,927        20,149
Inpex Holdings, Inc. .........             14       112,017
Nippon Mining Holdings,
  Inc. .......................          7,751        40,328
Nippon Oil Corp. (a)..........         10,430        61,617
Osaka Gas Co., Ltd. ..........         13,150        41,977
TonenGeneral Sekiyu K.K. (a)..          2,547        25,949
                                                -----------
                                                    302,037
                                                -----------
PAPER & FOREST PRODUCTS -- 0.4%
Nippon Paper Group, Inc. (a)..            800        20,687
OJI Paper Co., Ltd. (a).......          5,839        25,114
Sumitomo Forestry Co., Ltd.
  (a).........................          1,268        10,711
                                                -----------
                                                     56,512
                                                -----------
PERSONAL PRODUCTS -- 0.4%
Mandom Corp. (a)..............          1,116        25,273
Shiseido Co., Ltd. (a)........          2,232        36,597
                                                -----------
                                                     61,870
                                                -----------
PHARMACEUTICALS -- 4.6%
Astellas Pharma, Inc. ........          2,871       101,765
Chugai Pharmaceutical Co.,
  Ltd. (a)....................          1,716        32,725
Daiichi Sankyo Co., Ltd. (a)..          4,251        76,133
Dainippon Sumitomo Pharma Co.,
  Ltd. (a)....................            960         8,398
Eisai Co., Ltd. ..............          1,140        40,645
Hisamitsu Pharmaceutical Co.,
  Inc. (a)....................            504        15,671
Kissei Pharmaceutical Co.,
  Ltd. .......................          1,000        24,304
Kyowa Hakko Kogyo Co., Ltd. ..          1,833        20,727
Mitsubishi Tanabe Pharma
  Corp. ......................          1,000        11,504
Mochida Pharmaceutical Co.,
  Ltd. .......................          1,000         9,618
Nichi-iko Pharmaceutical Co.,
  Ltd. .......................            200         6,239
Ono Pharmaceutical Co.,
  Ltd. .......................            432        19,118
Santen Pharmaceutical Co.,
  Ltd. .......................            956        29,081
Seikagaku Corp. ..............            800         8,805
Shionogi & Co., Ltd. (a)......          2,496        48,298
Taisho Pharmaceutical Co.,
  Ltd. .......................            592        11,210
Takeda Pharmaceutical Co.,
  Ltd. .......................          5,055       196,992
Torii Pharmaceutical Co.,
  Ltd. .......................            200         3,230
Tsumura & Co. ................            100         3,120
                                                -----------
                                                    667,583
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.5%
Daito Trust Construction Co.,
  Ltd. .......................            764        36,108
Heiwa Real Estate Co., Ltd. ..          4,356        14,266
K.K. DaVinci Holdings(a)(b)...             14         2,264
Leopalace21 Corp. ............          1,044         9,327
Mitsubishi Estate Co., Ltd. ..          7,111       118,732
Mitsui Fudosan Co., Ltd. .....          4,923        85,872
Sumitomo Realty & Development
  Co., Ltd. (a)...............          2,843        52,184
Tokyo Tatemono Co., Ltd. (a)..          2,540        14,189
Tokyu Land Corp. (a)..........          4,664        21,269
                                                -----------
                                                    354,211
                                                -----------
ROAD & RAIL -- 4.1%
Central Japan Railway Co. ....              9        55,314
East Japan Railway Co. .......          2,400       144,520
Keihin Electric Express
  Railway Co., Ltd. (a).......          4,355        33,762
Keisei Electric Railway Co.,
  Ltd. (a)....................          3,147        18,787
Kintetsu Corp. (a)............         12,038        53,025
Nagoya Railroad Co., Ltd. ....          9,362        29,983
Nankai Electric Railway Co.,
  Ltd. (a)....................          6,111        26,728
Nippon Express Co., Ltd. .....          6,555        29,825
Odakyu Electric Railway Co.,
  Ltd. (a)....................          4,483        38,379
Sagami Railway Co., Ltd. (a)..          8,254        33,791
Tobu Railway Co., Ltd. (a)....          7,007        41,177
Tokyu Corp. ..................          6,391        32,258
West Japan Railway Co. .......             15        49,593
                                                -----------
                                                    587,142
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 1.2%
Advantest Corp. (a)...........          1,316        23,869
Disco Corp. ..................            484        20,567
Elpida Memory, Inc. (a)(b)....          2,176        23,568
Rohm Co., Ltd. (a)............            276        20,110
Sanken Electric Co., Ltd. ....          3,404        13,442

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Shinko Electric Industries
  Co., Ltd. (a)...............            592   $     7,338
SUMCO Corp. (a)...............          1,046        14,906
Tokyo Electron, Ltd. .........          1,140        55,177
                                                -----------
                                                    178,977
                                                -----------
SOFTWARE -- 1.8%
Konami Corp. (a)..............            792        15,194
Nintendo Co., Ltd. (a)........            748       206,449
NSD Co., Ltd. (a).............            932         9,447
Square Enix Co., Ltd. (a).....            896        21,034
Trend Micro, Inc. ............            368        11,785
                                                -----------
                                                    263,909
                                                -----------
SPECIALTY RETAIL -- 2.4%
Aoyama Trading Co., Ltd. .....            984        16,991
Autobacs Seven Co., Ltd. (a)..          1,480        52,920
Citizen Holdings Co., Ltd. ...          3,103        15,919
Culture Convenience Club Co.,
  Ltd. (a)....................          1,532        13,115
Fast Retailing Co., Ltd. .....            476        62,161
Hikari Tsushin, Inc. .........            184         4,148
J Front Retailing Co., Ltd.
  (a).........................          3,778        18,051
Marui Group Co., Ltd. (a).....          2,616        18,437
Nitori Co., Ltd. (a)..........            510        36,155
Sanrio Co., Ltd. .............            548         4,754
Shimachu Co., Ltd. (a)........            884        18,599
Shimamura Co., Ltd. (a).......            332        26,427
USS Co., Ltd. ................            410        21,119
Yamada Denki Co., Ltd. (a)....            610        35,594
                                                -----------
                                                    344,390
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Asics Corp. ..................          1,064         9,704
Gunze, Ltd. ..................          4,223        18,821
Nisshinbo Industries, Inc. ...          1,584        17,927
Onward Kashiyama Co., Ltd. ...          1,580        10,186
The Japan Wool Textile Co.,
  Ltd. (a)....................          2,031        14,019
Toyobo Co., Ltd. .............          9,302        15,136
                                                -----------
                                                     85,793
                                                -----------
TOBACCO -- 0.7%
Japan Tobacco, Inc. ..........             31        97,031
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 3.6%
Hanwa Co., Ltd. ..............          3,207        12,032
Inaba Denki Sangyo Co.,
  Ltd. .......................            956        22,294
Itochu Corp. .................          8,266        57,571
Iwatani Corp. (a).............          7,451        20,928
Marubeni Corp. ...............         10,402        46,142
Mitsubishi Corp. (a)..........          7,807       144,675
Mitsui & Co., Ltd. ...........         10,202       121,174
Sojitz Corp. (a)..............          8,528        18,738
Sumitomo Corp. ...............          6,475        65,901
Toyota Tsusho Corp. ..........          1,039        15,442
                                                -----------
                                                    524,897
                                                -----------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Kamigumi Co., Ltd. ...........          2,395        20,205
Mitsubishi Logistics Corp. ...          1,216        13,473
                                                -----------
                                                     33,678
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.4%
KDDI Corp. (a)................             23       122,050
NTT DoCoMo, Inc. (a)..........            100       146,344
Softbank Corp. ...............          3,915        76,365
                                                -----------
                                                    344,759
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $19,713,289)..........                   14,308,880
                                                -----------
SHORT TERM INVESTMENTS -- 23.4%
UNITED STATES -- 23.4%
MONEY MARKET FUNDS -- 23.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............      3,375,276     3,375,276
STIC Prime Portfolio..........         11,773        11,773
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,387,049)...........                    3,387,049
                                                -----------
TOTAL INVESTMENTS -- 122.2%
  (f) (Cost $23,100,338)......                   17,695,929
OTHER ASSETS AND
  LIABILITIES -- (22.2)%......                   (3,219,362)
                                                -----------
NET ASSETS -- 100.0%..........                  $14,476,567
                                                ===========




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Affiliated Fund managed by SSgA Funds Management, Inc.
   (e) Investments of cash collateral for securities loaned.
   (f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------

COMMON STOCKS -- 98.9%
JAPAN -- 98.9%
AUTO COMPONENTS -- 4.0%
FCC Co., Ltd. ..............          11,313   $    155,124
Futaba Industrial Co., Ltd.
  (a).......................          13,594         49,031
Kayaba Industry Co., Ltd.
  (a).......................          45,902        103,236
Keihin Corp. (a)............           9,941        130,644
Koito Manufacturing Co.,
  Ltd. (a)..................          16,000        193,688
Musashi Seimitsu Industry
  Co., Ltd. ................           8,452        131,048
NHK Spring Co., Ltd. (a)....          25,000        167,643
Nippon Seiki Co., Ltd. (a)..           9,939        103,217
Nissin Kogyo Co., Ltd. .....          11,334        144,604
Press Kogyo Co., Ltd. ......          38,569         68,755
Showa Corp. (a).............          15,639         68,563
Takata Corp. (a)............           5,900         93,436
The Yokohama Rubber Co.,
  Ltd. .....................          30,986        153,509
Tokai Rika Co., Ltd. (a)....           8,500        135,581
Topre Corp. ................          17,434        142,746
Toyo Tire & Rubber Co., Ltd.
  (a)(b)....................          44,372        106,233
Toyoda Gosei Co., Ltd. (a)..           9,098        246,108
Toyota Boshoku Corp. (a)....           8,200        122,467
TS Tech Co., Ltd. ..........           7,000        102,151
                                               ------------
                                                  2,417,784
                                               ------------
BEVERAGES -- 1.0%
Ito En, Ltd. (a)............           9,700        137,832
Mikuni Coca-Cola Bottling
  Co., Ltd. (a).............          27,645        224,059
Takara Holdings, Inc. (a)...          38,937        238,501
                                               ------------
                                                    600,392
                                               ------------
BIOTECHNOLOGY -- 0.1%
AnGes MG, Inc. (b)..........              26         41,418
                                               ------------
BUILDING PRODUCTS -- 2.4%
Aica Kogyo Co., Ltd. .......          28,019        274,426
Bunka Shutter Co., Ltd.
  (a).......................          34,577        130,087
Central Glass Co., Ltd.
  (a).......................          51,309        204,204
Nitto Boseki Co., Ltd. (a)..          64,020        116,780
Noritz Corp. (a)............          17,265        194,329
Sankyo-Tateyama Holdings,
  Inc. (b)..................         122,467        110,428
Sanwa Shutter Corp. ........          62,910        224,946
Sekisui Jushi Corp. ........          21,938        180,761
                                               ------------
                                                  1,435,961
                                               ------------
CAPITAL MARKETS -- 1.8%
JAFCO Co., Ltd. (a).........           5,500        185,262
Matsui Securities Co.,
  Ltd(a)....................          16,400        148,898
Mito Securities Co., Ltd.
  (a).......................          43,129        134,994
Monex Beans Holdings, Inc.
  (a).......................             281        125,232
Okasan Holdings, Inc. (a)...          33,447        167,781
Tokai Tokyo Financial
  Holdings, Inc. ...........          59,721        217,876
Toyo Securities Co., Ltd.
  (b).......................          49,457        139,424
                                               ------------
                                                  1,119,467
                                               ------------
CHEMICALS -- 8.3%
ADEKA Corp. ................          23,213        222,061
Air Water, Inc. (a).........          27,390        299,208
Asahi Organic Chemicals
  Industry Co., Ltd. .......          89,540        241,285
C. Uyemura & Co., Ltd. .....           3,076         99,468
Daicel Chemical Industries,
  Ltd. (a)..................          44,000        266,777
Denki Kagaku Kogyo Kabushiki
  Kaisha (a)................          63,000        175,644
DIC Corp. (a)...............          91,000        142,416
Fujikura Kasei Co., Ltd. ...          21,438        119,538
Fujimi, Inc. (a)............           5,273         85,638
Ishihara Sangyo Kaisha, Ltd.
  (b).......................         115,811        124,831
Kansai Paint Co., Ltd. .....          35,000        251,386
Lintec Corp. ...............          12,508        217,271
Mitsubishi Rayon Co., Ltd.
  (a).......................          72,000        209,691
Nifco, Inc. (a).............          11,579        179,532
Nihon Parkerizing Co.,
  Ltd. .....................           9,401         99,481
Nippon Kayaku Co., Ltd. ....          25,000        172,566
Nippon Paint Co., Ltd. .....          34,000        175,136
Nippon Shokubai Co., Ltd. ..          20,000        153,184
Nippon Soda Co., Ltd. ......          33,065        148,730
Nippon Valqua Industries,
  Ltd. .....................          63,025        138,481
Nissan Chemical Industries,
  Ltd. (a)..................          22,000        247,852
NOF Corp. (a)...............          45,731        184,374
Okamoto Industries, Inc.
  (a).......................          69,841        243,939
SK Kaken Co., Ltd. .........             780         19,483
Sumitomo Bakelite Co.,
  Ltd. .....................          34,000        170,907
Tokai Carbon Co., Ltd. (a)..          30,542        159,856
Tokuyama Corp. (a)..........          26,000        191,056
Tokyo Ohka Kogyo Co.,
  Ltd. .....................           6,000        116,039
Tosoh Corp. (a).............          68,000        193,108
                                               ------------
                                                  5,048,938
                                               ------------
COMMERCIAL BANKS -- 7.7%
Aozora Bank, Ltd. (a)(b)....         121,290        187,306
Bank of the Ryukyus, Ltd.
  (a).......................          12,481        147,984
Kansai Urban Banking
  Corp. ....................          43,000         76,654
Kiyo Holdings, Inc. (a).....         187,754        239,351
The Aichi Bank, Ltd. (a)....           3,049        258,178
The Bank of Iwate, Ltd. ....           3,456        198,079
The Bank of Nagoya, Ltd.
  (a).......................          31,000        140,084
The Bank of Okinawa, Ltd. ..           4,000        143,027
The Biwako Bank, Ltd. ......         127,049        131,677
The Daishi Bank, Ltd. ......          42,000        171,944
The Fukushima Bank, Ltd.
  (b).......................         135,478         98,290
The Higo Bank, Ltd. ........          31,000        184,744
The Hokkoku Bank, Ltd. (a)..          40,000        147,173
The Hyakujushi Bank, Ltd. ..          38,000        183,137
The Juroku Bank, Ltd. (a)...          49,000        173,685
The Kagoshima Bank, Ltd. ...          31,000        228,118
The Keiyo Bank, Ltd. (a)....          39,000        204,125
The Musashino Bank, Ltd.
  (a).......................           4,300        144,396
The Nagano Bank, Ltd. ......          91,534        227,685
The Nanto Bank, Ltd. (a)....          35,000        194,072
The San-In Godo Bank,
  Ltd. .....................          31,000        267,637
The Shikoku Bank, Ltd. (a)..          32,000        121,718
The Taiko Bank, Ltd. .......          64,000        126,030
The Tochigi Bank, Ltd. .....          31,846        163,711
The Tokushima Bank, Ltd.
  (a).......................          32,305        159,709
The Tokyo Tomin Bank, Ltd.
  (a).......................           6,405        122,677
Tomato Bank, Ltd. ..........          95,872        227,545
                                               ------------
                                                  4,668,736
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.6%
Daiseki Co., Ltd. (a).......           7,293        160,622
Duskin Co., Ltd. ...........          11,000        186,516
MEITEC Corp. (a)............           9,344        161,342
Moshi Moshi Hotline, Inc.
  (a).......................           8,372        173,974
Nippon Kanzai Co., Ltd. ....           8,052        117,252

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Nissha Printing Co., Ltd.
  (a).......................           5,342   $    256,899
Okamura Corp. ..............          25,884        153,987
Oyo Corp. (a)...............          15,460        163,917
Park24 Co., Ltd. (a)........          20,985        188,786
                                               ------------
                                                  1,563,295
                                               ------------
COMMUNICATIONS EQUIPMENT -- 0.8%
Aiphone Co., Ltd. (a).......          11,206        184,666
Denki Kogyo Co., Ltd. ......          32,303        162,712
Hitachi Kokusai Electric,
  Inc. (a)..................          23,634        156,523
                                               ------------
                                                    503,901
                                               ------------
COMPUTERS & PERIPHERALS -- 0.3%
Wacom Co., Ltd. (a).........              92        186,603
                                               ------------
CONSTRUCTION & ENGINEERING -- 3.6%
Chiyoda Corp. (a)...........          24,000        194,517
Chugai Ro Co., Ltd. ........          49,522        145,766
COMSYS Holdings Corp. ......          20,000        221,174
Daimei Telecom Engineering
  Corp. ....................          12,229        117,239
Kandenko Co., Ltd. .........          21,000        155,620
Kinden Corp. ...............          21,924        192,461
Kyowa Exeo Corp. ...........          25,676        255,470
Kyudenko Corp. .............          30,657        212,250
Maeda Corp. (a).............          46,158        175,571
Penta-Ocean Construction
  Co., Ltd. (a)(b)..........          85,500        124,061
Sanki Engineering Co., Ltd.
  (a).......................          20,196        155,104
Toda Corp. .................          36,000        147,007
Tokyu Construction Co., Ltd.
  (b).......................               2              6
Toyo Engineering Corp. (a)..          26,000         88,118
                                               ------------
                                                  2,184,364
                                               ------------
CONSTRUCTION MATERIALS -- 0.6%
Sumitomo Osaka Cement Co.,
  Ltd. (a)..................          64,000        138,633
Taiheiyo Cement Corp. (a)...         135,000        232,264
                                               ------------
                                                    370,897
                                               ------------
CONSUMER FINANCE -- 0.7%
Aeon Credit Service Co.,
  Ltd. (a)..................          14,200        185,880
Aiful Corp. (a).............          12,700         48,833
OMC Card, Inc. (b)..........              62            141
Orient Corp. (a)(b).........          61,000         75,867
Takefuji Corp. (a)..........          17,110         93,632
                                               ------------
                                                    404,353
                                               ------------
CONTAINERS & PACKAGING -- 1.0%
FP Corp. ...................           3,000        131,834
Fuji Seal International,
  Inc. (a)..................           7,370        132,681
Rengo Co., Ltd. ............          49,063        315,781
                                               ------------
                                                    580,296
                                               ------------
DISTRIBUTORS -- 0.7%
Canon Marketing Japan, Inc.
  (a).......................          10,900        152,511
Yokohama Reito Co., Ltd. ...          42,580        263,904
                                               ------------
                                                    416,415
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Japan Securities Finance
  Co., Ltd. (a).............          20,119        169,735
Osaka Securities Exchange
  Co., Ltd. ................              49        235,135
Ricoh Leasing Co., Ltd.
  (a).......................           6,267        123,216
                                               ------------
                                                    528,086
                                               ------------
ELECTRIC UTILITIES -- 0.4%
Japan Wind Dev Co. .........              20         88,718
The Okinawa Electric Power
  Co., Inc. (a).............           3,100        167,073
                                               ------------
                                                    255,791
                                               ------------
ELECTRICAL EQUIPMENT -- 2.2%
Daihen Corp. (a)............          33,971        118,653
Fuji Electric Holdings Co.,
  Ltd. (a)..................          88,000        145,929
Fujikura, Ltd. (a)..........          53,000        266,415
GS Yuasa Corp. (a)..........          41,287        362,869
Hitachi Cable Ltd. .........          34,000        108,887
Shinko Electric Co., Ltd.
  (a).......................          59,826        139,512
SWCC Showa Holdings Co.,
  Ltd. (b)..................          95,075        113,319
Toyo Tanso Co., Ltd. (a)....           1,800         68,840
                                               ------------
                                                  1,324,424
                                               ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 6.1%
Alps Electric Co., Ltd.
  (a).......................          25,600        139,296
Arisawa Manufacturing Co.,
  Ltd. .....................          12,372         73,987
Dainippon Screen
  Manufacturing Co., Ltd.
  (a)(b)....................          36,000        124,620
Enplas Corp. (a)............          14,289        207,482
ESPEC Corp. ................              31            235
Hakuto Co., Ltd. (a)........          18,411        174,598
Hitachi High-Technologies
  Corp. ....................           8,600        146,802
Horiba, Ltd. (a)............           7,765        187,113
Hosiden Corp. (a)...........          12,195        155,337
Japan Aviation Electronics
  Industry, Ltd. ...........          12,971         80,527
Japan Cash Machine Co., Ltd.
  (a).......................          18,824        171,686
Koa Corp. (a)...............          14,591        121,434
Mabuchi Motor Co., Ltd.
  (a).......................           4,214        203,526
Nichicon Corp. (a)..........          10,000        144,997
Nidec Sankyo Corp. .........          17,917         84,864
Nihon Dempa Kogyo Co., Ltd.
  (a).......................           5,195        109,300
Nippon Ceramic Co., Ltd.
  (a).......................          11,623        130,342
Nippon Chemi-Con Corp. (a)..          31,432        119,232
Oki Electric Industry Co.,
  Ltd. (b)..................         117,000        123,688
Ryosan Co., Ltd. ...........           6,196        145,773
Ryoyo Electro Corp. ........          14,204        118,655
Star Micronics Co., Ltd.
  (a).......................          10,669        102,615
Taiyo Yuden Co., Ltd. (a)...          19,000        209,525
Toko, Inc. (a)(b)...........          57,739         95,150
Topcon Corp. (a)............          11,719         65,224
Yamatake Corp. .............          13,648        272,295
Yokogawa Electric Corp. ....          28,400        191,325
                                               ------------
                                                  3,699,628
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
Shinko Plantech Co., Ltd.
  (a).......................           9,386         74,516
                                               ------------
FOOD & STAPLES RETAILING -- 1.7%
Cawachi, Ltd. (a)...........           6,635        126,257
Circle K Sunkus Co., Ltd.
  (a).......................          15,898        248,146
Izumiya Co., Ltd. ..........          32,933        191,826
Ministop Co., Ltd. .........          14,394        231,533
Sugi Pharmacy Co., Ltd.
  (a).......................           5,700        117,267
Sundrug Co., Ltd. (a).......           5,000        110,639
                                               ------------
                                                  1,025,668
                                               ------------
FOOD PRODUCTS -- 4.5%
Ariake Japan Co., Ltd. (a)..           9,564        148,290
Ezaki Glico Co., Ltd. ......          13,000        130,290

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Fujicco Co., Ltd. ..........          22,657   $    258,307
Hokuto Corp. ...............           8,421        173,334
Kagome Co., Ltd. (a)........          20,967        346,824
Marudai Food Co., Ltd. .....          73,417        213,817
Maruha Nichiro Holdings,
  Inc. (a)..................          59,000         88,667
Mitsui Sugar Co., Ltd. .....          37,497        127,082
Nakamuraya Co., Ltd. .......          47,952        227,621
Nichirei Corp. .............          32,000        125,698
Nippon Suisan Kaisha, Ltd.
  (a).......................          54,175        142,056
Nosan Corp. ................          65,463        165,549
Riken Vitamin Co., Ltd. ....           7,280        209,757
Snow Brand Milk Products
  Co., Ltd. ................          63,255        194,711
Yamazaki Baking Co., Ltd.
  (a).......................          14,000        157,869
                                               ------------
                                                  2,709,872
                                               ------------
GAS UTILITIES -- 0.3%
Shizuoka Gas Co., Ltd. .....          34,819        177,911
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Fukuda Denshi Co., Ltd.
  (a).......................           6,686        162,845
Miraca Holdings, Inc. ......          10,900        266,611
Nakanishi, Inc. ............             647         47,611
Nihon Kohden Corp. (a)......           6,600         86,737
Nipro Corp. ................           7,000        143,069
Paramount Bed Co., Ltd.
  (a).......................          13,710        199,927
Sysmex Corp. (a)............           6,405        232,342
                                               ------------
                                                  1,139,142
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
DOUTOR NICHIRES Holdings
  Co., Ltd. ................          11,275        152,148
McDonald's Holdings Co.
  (Japan), Ltd. (a).........          15,700        291,105
MOS Food Services, Inc. ....          17,314        283,707
Nissin Healthcare Food
  Service Co., Ltd. ........          13,208        155,235
Round One Corp. ............           7,700         76,693
Tokyo Dome Corp. ...........          49,085        165,847
Zensho Co., Ltd. (a)........          21,946        123,281
                                               ------------
                                                  1,248,016
                                               ------------
HOUSEHOLD DURABLES -- 2.2%
Daikyo, Inc. (b)............          47,352         81,468
France Bed Holdings Co.,
  Ltd. (a)..................         122,734        185,720
Funai Electric Co., Ltd. ...           3,000        123,439
Goldcrest Co., Ltd. ........           4,709        124,210
Haseko Corp. (b)............         192,500        199,513
Juki Corp. (a)..............          31,450         42,049
JVC KENWOOD Holdings, Inc.
  (b).......................         126,115         90,190
Misawa Homes Holdings, Inc.
  (a)(b)....................           6,866         31,951
Pioneer Corp. (a)(b)........          26,000         77,338
Rinnai Corp. (a)............           8,551        378,429
                                               ------------
                                                  1,334,307
                                               ------------
HOUSEHOLD PRODUCTS -- 0.4%
Lion Corp. .................          30,000        138,985
Pigeon Corp. ...............           4,000        127,274
                                               ------------
                                                    266,259
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Katakura Industries Co.,
  Ltd. (a)..................          12,980        117,040
                                               ------------
INSURANCE -- 0.2%
Nissay Dowa General
  Insurance Co., Ltd. ......          32,000        154,553
                                               ------------
INTERNET & CATALOG RETAIL -- 0.2%
Senshukai Co., Ltd. (a).....          22,624        155,462
                                               ------------
INTERNET SOFTWARE & SERVICES -- 1.4%
Access Co., Ltd. (a)(b).....              49        121,884
DeNA Co., Ltd. (a)..........              46        153,993
eAccess, Ltd. ..............             351        287,392
Kakaku.com, Inc. (a)........              59        223,807
mixi, Inc. (a)(b)...........              12         71,389
                                               ------------
                                                    858,465
                                               ------------
IT SERVICES -- 2.1%
CSK Holdings Corp. (a)(b)...          13,900         65,549
INES Corp. .................          28,260        192,432
IT Holdings Corp. ..........          11,137        197,843
Itochu Techno-Solutions
  Corp. (a).................           7,200        214,168
Net One Systems Co., Ltd. ..              78        137,269
OBIC Co., Ltd. .............           1,551        251,896
Otsuka Corp. (a)............           2,800        149,453
Trans Cosmos, Inc. (a)(b)...           8,367         83,943
                                               ------------
                                                  1,292,553
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Heiwa Corp. ................          12,000        138,799
Mars Engineering Corp. (a)..           3,558        102,147
Roland Corp. ...............           7,476         91,895
                                               ------------
                                                    332,841
                                               ------------
MACHINERY -- 6.9%
Amano Corp. (a).............          17,432        170,553
Asahi Diamond Industrial
  Co., Ltd. (a).............          29,942        170,370
CKD Corp. (a)...............          18,905         96,401
Daifuku Co., Ltd. (a).......          16,681        118,773
Ebara Corp. (a)(b)..........          58,476        201,819
Fuji Machine Manufacturing
  Co., Ltd. ................           9,371        113,149
Furukawa Co., Ltd. .........          94,280        120,189
Glory, Ltd. (a).............          10,187        202,188
Hino Motors, Ltd. ..........          33,998        106,062
Hitachi Zosen Corp. (b).....         188,226        253,608
Iseki & Co., Ltd. (b).......          29,000        117,822
Kitz Corp. (a)..............          31,502        107,417
Komori Corp. (a)............           9,840        117,792
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. .....................          30,640        146,396
Makino Milling Machine Co.,
  Ltd. (a)..................          30,739        100,355
Meidensha Corp. (a).........          28,000        161,932
Minebea Co., Ltd. (a).......          50,000        212,987
Mori Seiki Co., Ltd. (a)....          12,800        133,327
Nabtesco Corp. .............          21,052        208,153
Nachi-Fujikoshi Corp. (a)...          57,418        117,829
Nippon Sharyo, Ltd. ........          17,970         98,897
Nippon Thompson Co., Ltd.
  (a).......................          24,511        128,036
OKUMA Corp. (a).............          20,192         95,221
OSG Corp. (a)...............          13,800        117,140
Ryobi, Ltd. (a).............          32,723         86,144
Shima Seiki Manufacturing,
  Ltd. (a)..................           4,900        113,759
Sintokogio, Ltd. ...........          15,519        109,856
Tadano, Ltd. (a)............          28,913        138,145
Tocalo Co., Ltd. ...........              36            501

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Toshiba Machine Co., Ltd. ..          32,009   $    118,435
Tsubakimoto Chain Co. ......          33,124        116,038
Union Tool Co. (a)..........           3,332         87,198
                                               ------------
                                                  4,186,492
                                               ------------
MARINE -- 0.2%
Iino Kaiun Kaisha, Ltd.
  (a).......................          24,806        147,831
                                               ------------
MEDIA -- 2.1%
Avex Group Holdings, Inc.
  (a).......................          12,292        115,295
CyberAgent, Inc. (a)........              52         49,259
Daiichikosho Co., Ltd. .....          14,081        153,237
Hakuhodo DY Holdings, Inc.
  (a).......................           3,214        173,217
Kadokawa Group Holdings,
  Inc. (a)..................           6,387        147,950
Shochiku Co., Ltd. (a)......          30,243        245,116
Sky Perfect JSAT Corp. (a)..             714        272,324
Zenrin Co., Ltd. (a)........           6,324         93,662
                                               ------------
                                                  1,250,060
                                               ------------
METALS & MINING -- 4.9%
Daido Steel Co., Ltd. (a)...          41,000        168,275
Dowa Holdings Co., Ltd. ....          40,000        166,658
Godo Steel, Ltd. ...........          27,440         81,906
Hitachi Metals, Ltd. (a)....          17,000        144,654
Maruichi Steel Tube, Ltd.
  (a).......................          10,400        196,714
Mitsui Mining & Smelting
  Co., Ltd. (b).............          89,000        230,606
Nakayama Steel Works,
  Ltd. .....................          53,212        126,295
Nippon Denko Co., Ltd. (a)..          16,000        106,628
Nippon Yakin Kogyo Co.,
  Ltd. .....................          25,000        121,003
Nisshin Steel Co., Ltd.
  (a).......................          97,000        217,153
OSAKA Titanium Technologies
  Co. (a)...................           3,300        121,076
Pacific Metals Co., Ltd. ...          23,759        184,192
Sanyo Special Steel Co.,
  Ltd. .....................          31,750        121,426
Sumitomo Light Metal
  Industries, Ltd. (b)......         124,135        132,517
Toho Titanium Co., Ltd.
  (a).......................           6,600        113,278
Toho Zinc Co., Ltd. ........          26,796        107,756
Tokyo Rope Manufacturing
  Co., Ltd. ................          32,654        113,038
Tokyo Steel Manufacturing
  Co., Ltd. (a).............          19,300        234,836
Yamato Kogyo Co., Ltd. (a)..           9,248        273,649
                                               ------------
                                                  2,961,660
                                               ------------
MULTILINE RETAIL -- 1.1%
Don Quijote Co., Ltd. (a)...           9,900        190,130
H2O Retailing Corp. (a).....          33,107        188,379
Matsuya Co., Ltd. (a).......          10,508        126,224
Parco Co., Ltd. (a).........          18,725        145,748
                                               ------------
                                                    650,481
                                               ------------
OFFICE ELECTRONICS -- 0.2%
Riso Kagaku Corp. ..........          10,447        107,518
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 1.2%
Cosmo Oil Co., Ltd. (a).....          81,000        275,359
Itochu Enex Co., Ltd. ......          29,204        180,699
Japan Petroleum Exploration
  Co. ......................           4,625        256,452
                                               ------------
                                                    712,510
                                               ------------
PAPER & FOREST PRODUCTS -- 0.6%
Daio Paper Corp. ...........          15,940        139,600
Sumitomo Forestry Co., Ltd.
  (a).......................          23,700        200,192
                                               ------------
                                                    339,792
                                               ------------
PERSONAL PRODUCTS -- 1.1%
Aderans Holdings Co., Ltd.
  (a).......................          12,204        143,688
Kobayashi Pharmaceutical
  Co., Ltd. (a).............           5,000        189,149
Mandom Corp. (a)............           8,745        198,039
Milbon Co., Ltd. (a)........           6,408        144,451
                                               ------------
                                                    675,327
                                               ------------
PHARMACEUTICALS -- 2.5%
Dainippon Sumitomo Pharma
  Co., Ltd. (a).............          14,000        122,465
Kaken Pharmaceutical Co.,
  Ltd. .....................          32,428        289,041
Kyorin Co., Ltd. (a)........           8,000        121,221
Mochida Pharmaceutical Co.,
  Ltd. (a)..................          25,483        245,097
Nichi-iko Pharmaceutical
  Co., Ltd. (a).............           5,465        170,489
Rohto Pharmaceutical Co.,
  Ltd. (a)..................          21,493        242,586
Sawai Pharmaceutical Co.,
  Ltd. .....................           2,000        108,825
Torii Pharmaceutical Co.,
  Ltd. .....................          13,900        224,451
                                               ------------
                                                  1,524,175
                                               ------------
PROFESSIONAL SERVICES -- 0.1%
en-japan, Inc. (a)..........              32         43,513
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.7%
Daibiru Corp. (a)...........          17,826        153,531
Heiwa Real Estate Co., Ltd.
  (a).......................          44,755        146,578
K.K. DaVinci
  Holdings(a)(b)............             206         33,307
Kenedix, Inc. (a)(b)........             110         59,170
Leopalace21 Corp. (a).......          20,900        186,721
Nomura Real Estate Holdings,
  Inc. (a)..................           9,700        167,891
Shoei Co., Ltd. (a).........           7,698         66,061
Suruga Corp.(c)(d)..........          10,689              0
Tokyo Tatemono Co., Ltd.
  (a).......................          39,000        217,868
                                               ------------
                                                  1,031,127
                                               ------------
ROAD & RAIL -- 1.1%
Nishi-Nippon Railroad Co.
  Ltd. (a)..................          64,000        237,467
Sankyu, Inc. (a)............          58,830        231,698
Seino Holdings Co., Ltd. ...          24,000        199,741
                                               ------------
                                                    668,906
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
Disco Corp. (a).............           4,919        209,026
NEC Electronics Corp.
  (a)(b)....................           5,800         52,719
Shinko Electric Industries
  Co., Ltd. ................          10,900        135,113
SUMCO Corp. (a).............             360          5,131
Tokyo Seimitsu Co., Ltd.
  (a).......................           7,300        103,578
Ulvac, Inc. (a).............           6,002        172,623
                                               ------------
                                                    678,190
                                               ------------
SOFTWARE -- 0.7%
DTS Corp. ..................          12,532        130,405
Fuji Soft, Inc. (a).........           9,274        183,490
NSD Co., Ltd. (a)...........          12,478        126,481
                                               ------------
                                                    440,376
                                               ------------
SPECIALTY RETAIL -- 3.9%
ABC-Mart, Inc. (a)..........           4,800        123,377
Aoyama Trading Co., Ltd. ...          11,100        191,663
Autobacs Seven Co., Ltd.
  (a).......................           6,488        231,991
Chiyoda Co., Ltd. (a).......          12,313        175,854

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Culture Convenience Club
  Co., Ltd. (a).............          22,828   $    195,429
EDION Corp. (a).............          14,650         95,050
Gulliver International Co.,
  Ltd. (a)..................           2,523         99,890
Honeys Co., Ltd. (a)........           6,362         47,277
K's Holdings Corp. (a)......           8,602        222,884
Komeri Co., Ltd. (a)........           5,430        120,154
Nishimatsuya Chain Co., Ltd.
  (a).......................          12,466        109,692
Point, Inc. (a).............           3,901        209,433
Sanrio Co., Ltd. ...........          12,505        108,480
Shimachu Co., Ltd. (a)......           8,300        174,628
United Arrows, Ltd. ........          12,529         80,250
Xebio Co., Ltd. (a).........           7,561        164,174
                                               ------------
                                                  2,350,226
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.3%
Atsugi Co., Ltd. ...........         165,470        236,668
Daidoh, Ltd. (a)............          18,911        126,028
Daiwabo Co., Ltd. (a).......          24,635         73,278
Gunze, Ltd. ................          51,348        228,840
Nisshinbo Industries, Inc.
  (a).......................          21,000        237,674
Onward Kashiyama Co., Ltd.
  (a).......................          22,000        141,825
Sanyo Shokai, Ltd. (a)......          32,516        111,212
Seiko Corp. (a).............          31,649         88,565
The Japan Wool Textile Co.,
  Ltd. (a)..................          29,170        201,350
Toyobo Co., Ltd. ...........         108,000        175,737
Unitika, Ltd. (a)(b)........         130,084        117,296
Wacoal Holdings Corp. ......          19,000        238,669
                                               ------------
                                                  1,977,142
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.3%
Hanwa Co., Ltd. ............          54,032        202,722
Inaba Denki Sangyo Co.,
  Ltd. .....................           9,363        218,342
Inabata & Co., Ltd. (a).....          37,575        153,050
Iwatani Corp. (a)...........          99,422        279,249
MISUMI Group, Inc. (a)......          15,633        220,840
Nagase & Co., Ltd. .........          18,000        180,774
Okaya & Co., Ltd. ..........          16,105        153,564
                                               ------------
                                                  1,408,541
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 0.9%
Japan Airport Terminal Co.,
  Ltd. (a)..................          14,148        171,855
Mitsui-Soko Co., Ltd. (a)...          42,686        168,559
The Sumitomo Warehouse Co.,
  Ltd. (a)..................          47,563        214,929
                                               ------------
                                                    555,343
                                               ------------

TOTAL COMMON STOCKS --
  (Cost $77,801,853)........                     59,946,564
                                               ------------
SHORT TERM INVESTMENTS -- 19.7%
UNITED STATES -- 19.7%
MONEY MARKET FUNDS -- 19.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      11,924,978     11,924,978
STIC Prime Portfolio........          13,824         13,824
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,938,802)........                     11,938,802
                                               ------------
TOTAL INVESTMENTS -- 118.6% (g)
  (Cost $89,740,655) .......                     71,885,366
OTHER ASSETS AND
  LIABILITIES -- (18.6)%....                    (11,259,277)
                                               ------------
NET ASSETS -- 100.0%........                   $ 60,626,089
                                               ============




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs established under FAS 157.
   (d) Company has filed for insolvency.
   (e) Affiliated Fund managed by SSgA Funds Management, Inc.
   (f) Investments of cash collateral for securities loaned.
   (g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------

COMMON STOCKS -- 99.6%
AUSTRALIA -- 12.3%
ASX, Ltd. (a).................          1,159   $    34,659
Australia & New Zealand
  Banking Group, Ltd. ........          2,465        32,862
Commonwealth Bank of
  Australia...................         80,266     2,530,751
Lend Lease Corp., Ltd. .......             28           159
Lion Nathan, Ltd. ............          4,564        42,690
Macquarie Group, Ltd. ........         75,870     2,398,280
National Australia Bank,
  Ltd. .......................          1,817        32,963
Orica, Ltd. ..................          2,601        45,672
Sims Metal Management, Ltd. ..          2,071        44,386
Wesfarmers, Ltd. .............        144,483     2,645,685
                                                -----------
TOTAL AUSTRALIA...............                    7,808,107
                                                -----------
AUSTRIA -- 1.8%
Telekom Austria AG............          1,787        27,923
Voestalpine AG (a)............         42,022     1,152,319
                                                -----------
TOTAL AUSTRIA.................                    1,180,242
                                                -----------
BELGIUM -- 2.4%
Anheuser-Busch InBev NV.......          3,938       142,179
Belgacom SA...................         24,210       772,039
KBC Groep NV (b)..............         34,498       629,052
                                                -----------
TOTAL BELGIUM.................                    1,543,270
                                                -----------
BERMUDA -- 1.9%
Frontline, Ltd. (a)...........         48,866     1,205,223
                                                -----------
CANADA -- 10.2%
ARC Energy Trust..............        100,408     1,539,817
Bank of Montreal..............          1,079        45,544
Biovail Corp. ................        130,701     1,757,911
Canadian Oil Sands Trust......         66,358     1,587,884
Enerplus Resources Fund.......         66,813     1,445,740
Manitoba Telecom Services,
  Inc. (a)....................            870        25,523
National Bank of Canada.......            932        43,135
                                                -----------
TOTAL CANADA..................                    6,445,554
                                                -----------
CHINA -- 0.1%
Hong Kong Exchanges and
  Clearing, Ltd. .............          3,200        49,837
                                                -----------
CZECH REPUBLIC -- 2.4%
Telefonica O2 Czech Republic
  AS..........................         67,136     1,527,690
                                                -----------
DENMARK -- 2.6%
Danske Bank A/S (a)...........         95,941     1,653,470
                                                -----------
FINLAND -- 9.5%
Kesko Oyj (Class B)...........         42,160     1,115,300
Kone Oyj (Class B)............          1,211        37,081
Metso Oyj.....................        136,168     2,540,248
Neste Oil Oyj.................          7,528       104,536
Outokumpu Oyj (a).............        127,249     2,193,591
Pohjola Bank PLC..............          2,054        16,422
                                                -----------
TOTAL FINLAND.................                    6,007,178
                                                -----------
FRANCE -- 12.8%
AXA...........................          1,637        30,745
BNP Paribas...................          7,379       478,695
Credit Agricole SA (a)........         76,452       951,822
Fonciere des Regions (a)......            447        33,597
Gecina SA REIT (a)............         12,885       797,026
Lafarge SA (a)................          1,918       129,806
M6-Metropole Television (a)...         46,410       877,507
PagesJaunes Groupe (a)........        153,978     1,496,507
Renault SA (a)................         63,710     2,338,626
Societe Television Francaise 1
  (a).........................         77,975       874,208
Vallourec SA (a)..............            713        86,538
                                                -----------
TOTAL FRANCE..................                    8,095,077
                                                -----------
GERMANY -- 5.7%
Deutsche Bank AG (a)..........         35,874     2,173,515
Deutsche Lufthansa AG.........        106,207     1,330,314
Deutsche Postbank AG (a)......          2,009        51,033
Hannover Rueckversicherung
  AG..........................            835        30,873
                                                -----------
TOTAL GERMANY.................                    3,585,735
                                                -----------
HUNGARY -- 0.1%
MOL Hungarian Oil and Gas
  NyRt........................            514        31,619
                                                -----------
ISRAEL -- 0.1%
Israel Chemicals, Ltd. .......          3,641        36,219
Partner Communications
  Company, Ltd. ..............          1,567        26,796
                                                -----------
TOTAL ISRAEL..................                       63,015
                                                -----------
ITALY -- 7.5%
Alleanza Assicurazioni SpA....         17,809       122,089
Banca Popolare di Milano
  Scarl.......................         48,841       290,812
Bulgari SpA (a)...............          4,549        24,310
Enel SpA (a)..................        290,974     1,416,228
Eni SpA.......................         38,642       913,291
Fondiaria -- Sai SpA..........          2,275        36,601
Mediaset SpA..................        277,188     1,552,275
Mediobanca SpA (a)............         15,784       187,853
Unione di Banche Italiane
  SCpA........................         15,533       201,969
                                                -----------
TOTAL ITALY...................                    4,745,428
                                                -----------
JAPAN -- 0.3%
Nissan Motor Co., Ltd. .......         15,206       183,688
                                                -----------
NETHERLANDS -- 0.2%
Corio NV (a)..................            585        28,440
Koninklijke Boskalis
  Westminster NV (a)..........          1,236        28,016
Randstad Holding NV...........          1,318        36,447
Wereldhave NV.................            321        23,864
                                                -----------
TOTAL NETHERLANDS.............                      116,767
                                                -----------
PORTUGAL -- 1.8%
Banco Espirito Santo SA.......          5,211        28,067
Portugal Telecom, SGPS SA.....        113,065     1,105,536
                                                -----------
TOTAL PORTUGAL................                    1,133,603
                                                -----------
RUSSIA -- 0.2%
Mobile TeleSystems ADR........          2,580        95,280
Vimpel-Communications ADR.....          3,495        41,136
                                                -----------
TOTAL RUSSIA..................                      136,416
                                                -----------
SINGAPORE -- 1.7%
DBS Group Holdings, Ltd. .....          3,000        24,458
Singapore Airlines, Ltd. .....        114,000     1,047,570
                                                -----------
TOTAL SINGAPORE...............                    1,072,028
                                                -----------
SOUTH AFRICA -- 4.0%
ABSA Group, Ltd. .............          2,244        31,964
Anglo Platinum, Ltd. .........         29,552     2,087,525
Impala Platinum Holdings,
  Ltd. .......................         15,739       347,389
Nedbank Group, Ltd. ..........          2,514        31,919
Remgro, Ltd. .................          3,206        30,767
                                                -----------
TOTAL SOUTH AFRICA............                    2,529,564
                                                -----------

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
SOUTH KOREA -- 0.1%
KB Financial Group, Inc., ADR
  (b).........................            977   $    32,544
                                                -----------
SPAIN -- 2.8%
Banco Bilbao Vizcaya
  Argentaria SA (a)...........          5,412        67,865
Banco Popular Espanol SA......          3,168        27,595
Banco Santander SA............         12,008       144,176
Fomento de Construcciones y
  Contratas SA................          2,835       116,154
Gestevision Telecinco SA (a)..        143,533     1,338,822
Sacyr Vallehermoso SA.........          5,227        72,437
                                                -----------
TOTAL SPAIN...................                    1,767,049
                                                -----------
SWEDEN -- 7.3%
Nordea Bank AB (a)............         37,587       296,413
Ratos AB (Class B)............          1,618        32,578
Sandvik AB (a)................         21,566       159,354
Scania AB (Class B) (a).......          2,791        27,558
Skandinaviska Enskilda Banken
  AB (Class A) (a)............        183,349       802,227
SKF AB (Class B) (a)..........          2,820        34,577
SSAB Svenskt Stal AB (a)......          3,105        35,968
Svenska Cellulosa AB (Class
  B)..........................          3,062        32,012
Svenska Handelsbanken AB
  (Class A) (a)...............          2,958        55,645
Swedbank AB (Class A).........        176,416     1,022,358
Volvo AB (Class B) (a)........        342,422     2,103,717
                                                -----------
TOTAL SWEDEN..................                    4,602,407
                                                -----------
TAIWAN -- 0.1%
AU Optronics Corp. ADR........          3,217        31,140
Chunghwa Telecom Co., Ltd.
  ADR.........................          2,402        47,632
                                                -----------
TOTAL TAIWAN..................                       78,772
                                                -----------
THAILAND -- 0.1%
PTT PCL.......................          5,500        37,775
Siam Cement PCL...............             95           449
                                                -----------
TOTAL THAILAND................                       38,224
                                                -----------
TURKEY -- 2.9%
Tupras-Turkiye Petrol
  Rafinerileri AS.............        150,946     1,847,276
                                                -----------
UNITED KINGDOM -- 8.7%
Barclays PLC ADR..............        171,348     3,159,657
HSBC Holdings PLC.............             35           290
Next PLC......................         28,716       694,704
Tate & Lyle PLC...............        133,538       700,436
United Utilities Group PLC....        115,415       944,653
                                                -----------
TOTAL UNITED KINGDOM..........                    5,499,740
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $61,826,086)..........                   62,979,523
                                                -----------
RIGHTS -- 0.0% (c)
ITALY -- 0.0% (c)
Unione di Banche Italiane SCpA
  (expiring 7/3/09) (b)
  (Cost $0)...................         15,533         1,061
                                                -----------
WARRANTS -- 0.0% (c)
ITALY -- 0.0% (c)
Unione di Banche Italiane SCpA
  (expiring 6/30/11)(b)
  (Cost $0)...................         13,197         1,018
                                                -----------
SHORT TERM INVESTMENTS -- 10.5%
UNITED STATES -- 10.5%
MONEY MARKET FUNDS -- 10.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............      6,608,126     6,608,126
STIC Prime Portfolio..........            100           100
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $6,608,226)...........                    6,608,226
                                                -----------
TOTAL INVESTMENTS -- 110.1%
  (f) (Cost $68,434,312)......                   69,589,828
OTHER ASSETS AND
  LIABILITIES -- (10.1)%......                   (6,375,786)
                                                -----------
NET ASSETS -- 100.0%..........                  $63,214,042
                                                ===========




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Affiliated Fund managed by SSgA Funds Management, Inc.
   (e) Investments of cash collateral for securities loaned.
   (f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt
   REIT = Real Estate Investment Trust

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       20.0%
Oil, Gas & Consumable Fuels...........       13.8
Media.................................        9.7
Metals & Mining.......................        9.3
Machinery.............................        7.9
Capital Markets.......................        7.6
Food & Staples Retailing..............        5.9
Diversified Telecommunication
  Services............................        5.6
Automobiles...........................        4.0
Airlines..............................        3.8
Pharmaceuticals.......................        2.8
Electric Utilities....................        2.2
Multi-Utilities.......................        1.6
Real Estate Investment Trusts.........        1.4
Food Products.........................        1.1
Multiline Retail......................        1.1
Beverages.............................        0.3
Construction & Engineering............        0.3
Insurance.............................        0.3
Construction Materials................        0.2
Diversified Financial Services........        0.2
Wireless Telecommunication Services...        0.2
Chemicals.............................        0.1
Paper & Forest Products...............        0.1
Professional Services.................        0.1
Electronic Equipment & Instruments....        0.0**
Real Estate Management & Development..        0.0**
Textiles, Apparel & Luxury Goods......        0.0**
Short Term Investments................       10.5
Other Assets & Liabilities............      (10.1)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------

COMMON STOCKS -- 99.4%
AUSTRALIA -- 6.9%
Amcor, Ltd. ..................          8,795   $    35,481
Aquila Resources, Ltd. (a)....          1,554         7,236
Aristocrat Leisure, Ltd. .....          5,425        16,622
Arrow Energy, Ltd. (a)(b).....          7,018        20,142
Asciano Group (a)(b)..........         12,146        13,110
Bendigo and Adelaide Bank,
  Ltd. .......................          2,842        15,968
Boral, Ltd. ..................         18,769        61,757
Caltex Australia, Ltd. .......          2,112        23,648
CFS Retail Property Trust
  (b).........................         79,073       105,479
Cochlear, Ltd. ...............          1,340        62,508
Computershare, Ltd. ..........          3,946        28,775
CSR, Ltd. (b).................         29,597        40,677
Dexus Property Group (b)......         93,641        56,778
Felix Resources, Ltd. ........          1,020        11,710
GPT Group.....................         26,870        10,644
Harvey Norman Holdings, Ltd.
  (b).........................         20,700        55,225
Macquarie Airports............         11,424        21,335
Metcash, Ltd. (b).............         29,448       102,609
Mirvac Group..................         48,332        42,200
OneSteel, Ltd. ...............            104           217
OZ Minerals, Ltd. ............            460           342
Paladin Energy, Ltd. (a)(b)...          9,894        39,434
Sonic Healthcare, Ltd. .......          8,893        88,575
TABCORP Holdings, Ltd. .......          5,115        29,608
Tatts Group, Ltd. ............         13,765        28,377
Toll Holdings, Ltd. ..........          8,022        40,534
                                                -----------
TOTAL AUSTRALIA...............                      958,991
                                                -----------
AUSTRIA -- 0.6%
Andritz AG....................          1,901        79,726
Wienerberger AG (a)...........            778         9,636
                                                -----------
TOTAL AUSTRIA.................                       89,362
                                                -----------
BELGIUM -- 0.4%
Ackermans & Van Haaren NV.....            925        61,162
                                                -----------
BERMUDA -- 0.6%
Frontline, Ltd. (b)...........          1,216        29,991
Willis Group Holdings, Ltd. ..          2,112        54,342
                                                -----------
TOTAL BERMUDA.................                       84,333
                                                -----------
CANADA -- 7.7%
Alimentation Couche-Tard, Inc.
  (Class B)...................          4,560        55,245
Canadian Tire Corp., Ltd.
  (Class A) (b)...............            677        32,062
Eldorado Gold Corp. (a).......          3,127        28,218
Equinox Minerals, Ltd.
  (a)(b)......................          9,428        21,838
Fairfax Financial Holdings,
  Ltd. .......................            145        36,458
Finning International, Inc. ..          4,865        70,377
First Quantum Minerals, Ltd.
  (b).........................            600        29,061
Fortis, Inc. (b)..............          4,560        99,771
Franco-Nevada Corp. (b).......          1,128        27,157
Gildan Activewear, Inc.
  (a)(b)......................          2,736        40,592
Inmet Mining Corp. ...........            913        33,545
Ivanhoe Mines, Ltd. (a)(b)....          2,951        16,389
Methanex Corp. ...............          2,736        33,241
Metro, Inc. ..................          3,952       129,380
Niko Resources, Ltd. (b)......            913        62,892
Oilexco, Inc. (a)(b)..........          3,649           157
Onex Corp. ...................          3,344        57,588
OPTI Canada, Inc. (a)(b)......          5,168         8,677
Pan American Silver Corp.
  (a).........................          1,824        33,878
Petrobank Energy & Resources,
  Ltd. (a)(b).................          1,216        35,370
Sherritt International
  Corp. ......................          6,133        27,672
Silver Wheaton Corp. (a)......          2,552        21,227
Sino-Forest Corp. (a)(b)......          2,736        29,213
Thompson Creek Metals Co.,
  Inc. (a)....................          1,380        14,140
TMX Group, Inc. (b)...........          1,824        53,149
Trican Well Service, Ltd.
  (b).........................          3,344        28,852
UTS Energy Corp. (a)(b).......          8,212        11,303
Viterra, Inc. (a)(b)..........          3,649        31,735
                                                -----------
TOTAL CANADA..................                    1,069,187
                                                -----------
CHINA -- 3.7%
Chinese Estates Holdings,
  Ltd. .......................         31,623        57,941
Hengan International Group
  Co., Ltd. ..................         20,000        93,677
Hopewell Highway
  Infrastructure, Ltd. .......          2,900         1,624
Hopewell Holdings.............         28,500        89,361
NWS Holdings, Ltd. ...........         20,405        36,913
Pacific Basin Shipping,
  Ltd. .......................         44,000        28,103
Television Broadcasts, Ltd. ..         20,000        80,386
The Link REIT.................         58,926       125,759
                                                -----------
TOTAL CHINA...................                      513,764
                                                -----------
DENMARK -- 1.6%
D/S Norden A/S................            495        16,922
DSV A/S (a)(b)................          5,168        64,001
Genmab A/S (a)................            447        15,429
Jyske Bank A/S (a)............          1,763        50,474
Rockwool International A/S
  (b).........................            198        14,563
Sydbank A/S (a)...............          2,889        66,522
                                                -----------
TOTAL DENMARK.................                      227,911
                                                -----------
FINLAND -- 1.6%
Elisa Oyj.....................          3,344        55,019
Kesko Oyj (Class B) (b).......            843        22,301
Orion Oyj (Class B) (b).......          3,705        58,049
Outokumpu Oyj.................          1,196        20,617
Outotec Oyj...................          1,296        30,721
YIT Oyj (b)...................          3,408        35,374
                                                -----------
TOTAL FINLAND.................                      222,081
                                                -----------
FRANCE -- 3.8%
Atos Origin SA (a)............          1,613        54,650
Bourbon SA (b)................          1,989        77,935
Groupe Eurotunnel SA (a)(b)...          2,325        13,175
Neopost SA....................          1,146       102,884
Nexans SA.....................            683        36,275
SCOR SE.......................          4,443        91,049
UbiSoft Entertainment SA
  (a)(b)......................          1,305        31,750
Valeo SA (a)..................          2,445        44,961
Zodiac SA (b).................          2,316        75,236
                                                -----------
TOTAL FRANCE..................                      527,915
                                                -----------
GERMANY -- 2.8%
Bilfinger Berger AG...........          1,100        51,070
IVG Immobilien AG (a)(b)......          2,397        15,163
Kloeckner & Co. SE  (a).......          1,489        31,621
Lanxess AG....................          2,230        55,239
Nordex AG (a).................          1,159        18,175
Premiere AG (a)(b)............          1,064         4,298
Rhoen-Klinikum AG.............          2,739        60,471
SGL Carbon AG (a)(b)..........          1,324        40,875
Stada Arzneimittel AG.........          1,302        32,526

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Symrise AG....................          2,616   $    38,601
United Internet AG (a)(b).....          3,408        39,867
                                                -----------
TOTAL GERMANY.................                      387,906
                                                -----------
GREECE -- 0.4%
Alapis Holding Industrial and
  Commercial SA...............          4,847         6,867
Intralot SA...................          2,515        15,345
Titan Cement Co. SA...........          1,355        35,731
                                                -----------
TOTAL GREECE..................                       57,943
                                                -----------
IRELAND -- 0.9%
Dragon Oil PLC (a)............          3,916        23,015
Irish Life & Permanent PLC
  (c).........................          1,505         7,684
Irish Life & Permanent PLC
  (c).........................          3,262        16,590
Kerry Group PLC (Class A).....          3,361        76,655
                                                -----------
TOTAL IRELAND.................                      123,944
                                                -----------
ITALY -- 2.5%
Banca Popolare di Milano
  Scarl.......................          6,631        39,483
Davide Campari-Milano SpA
  (b).........................         14,740       117,951
Milano Assicurazio............          9,445        29,841
Parmalat SpA..................         21,356        51,493
Saras SpA.....................          7,107        20,236
Societa Cattolica di
  Assicurazioni Scrl (a)......          2,711        91,148
                                                -----------
TOTAL ITALY...................                      350,152
                                                -----------
JAPAN -- 31.8%
Acom Co., Ltd. (b)............             20           501
Advantest Corp. (b)...........          1,700        30,834
Alfresa Holdings Corp. .......            900        41,509
Amada Co., Ltd. ..............         12,000        74,499
Benesse Corp. ................          2,300        92,014
Casio Computer Co., Ltd. (b)..          5,700        50,983
Cosmo Oil Co., Ltd. (b).......         29,000        98,585
Credit Saison Co., Ltd. (b)...          3,800        48,364
Daido Steel Co., Ltd. (b).....          9,000        36,938
Elpida Memory, Inc. (a)(b)....          1,200        12,997
Fuji Heavy Industries, Ltd.
  (b).........................         26,000       105,364
Fukuoka Financial Group,
  Inc. .......................         20,000        89,548
Hirose Electric Co., Ltd.
  (b).........................            900        96,077
Hokkaido Electric Power Co.,
  Inc. (b)....................          2,300        43,075
Hokuhoku Financial Group, Inc.
  (b).........................         29,000        72,737
Ibiden Co., Ltd. (b)..........          1,500        42,209
Idemitsu Kosan Co., Ltd. (b)..            900        77,235
Isetan Mitsukoshi Holdings,
  Ltd. (b)....................          6,900        70,370
J Front Retailing Co., Ltd.
  (b).........................         15,000        71,669
Japan Real Estate Investment
  Corp. ......................             12        99,622
Kajima Corp. (b)..............         26,000        81,111
Keihin Electric Express
  Railway Co., Ltd. (b).......         20,000       155,050
Konami Corp. (b)..............          2,600        49,879
Kuraray Co., Ltd. ............         11,500       127,771
Kurita Water Industries, Ltd.
  (b).........................          2,000        64,673
Marui Group Co., Ltd. (b).....         11,000        77,525
Mediceo Paltac Holdings Co.,
  Ltd. (b)....................          4,700        53,827
Minebea Co., Ltd. (b).........         12,000        51,117
Mitsubishi Gas Chemical Co.,
  Inc. (b)....................         12,000        65,668
Mitsui Chemicals, Inc. (b)....          9,000        28,823
Mitsui Engineering &
  Shipbuilding Co., Ltd. (b)..         23,000        54,112
Namco Bandai Holdings, Inc.
  (b).........................          5,700        62,621
NGK Insulators, Ltd. (b)......          3,000        61,253
NGK Spark Plug Co., Ltd. (b)..          6,000        57,273
Nippon Sheet Glass Co., Ltd.
  (b).........................         20,000        58,455
Nisshin Steel Co., Ltd. (b)...         23,000        51,490
Nitto Denko Corp. ............          2,100        63,989
NTN Corp. (b).................         15,000        60,165
Obayashi Corp. ...............         23,000       112,753
Promise Co., Ltd. (b).........          1,900        24,280
Sanyo Electric Co., Ltd. (a)
  (b).........................         38,000        98,461
SBI Holdings, Inc. (b)........            211        43,059
Shimano, Inc. (b).............          2,300        87,962
Shimizu Corp. (b).............         15,000        65,295
Showa Denko K.K. (b)..........         32,000        57,377
Showa Shell Sekiyu K.K. (b)...         11,500       121,812
Sojitz Corp. .................         13,900        30,542
Stanley Electric Co., Ltd.
  (b).........................          4,400        89,291
Suzuken Co., Ltd. (b).........          1,100        31,865
Taisei Corp. (b)..............         32,000        77,276
Takashimaya Co., Ltd. (b).....          9,000        70,985
The Bank of Kyoto, Ltd. (b)...          9,000        83,484
The Furukawa Electric Co.,
  Ltd. (b)....................         23,000       103,933
The Gunma Bank, Ltd. .........         15,000        83,484
The Hachijuni Bank, Ltd. .....         20,000       113,178
The Joyo Bank, Ltd. (b).......         20,000       101,985
THK Co., Ltd. ................          4,100        61,318
Tobu Railway Co., Ltd. (b)....         32,000       188,050
Trend Micro, Inc. (b).........          1,500        48,039
Ube Industries, Ltd. .........         26,000        72,757
Yamaguchi Financial Group,
  Inc. .......................          2,000        26,388
Yamaha Corp. (b)..............          4,700        58,747
Yaskawa Electric Corp. (b)....          6,000        39,923
Yokogawa Electric Corp. ......          8,600        57,936
                                                -----------
TOTAL JAPAN...................                    4,430,112
                                                -----------
LUXEMBOURG -- 0.5%
Acergy SA (b).................          2,107        20,688
Oriflame Cosmetics SA SDR
  (b).........................          1,064        46,074
                                                -----------
TOTAL LUXEMBOURG..............                       66,762
                                                -----------
NETHERLANDS -- 3.0%
Chicago Bridge & Iron Co. NV..          1,824        22,618
Core Laboratories NV..........            608        52,987
Gemalto NV (a)................          2,411        83,395
Koninklijke BAM Groep NV......          3,126        25,357
Koninklijke Boskalis
  Westminster NV (b)..........          1,441        32,663
Qiagen NV (a)(b)..............          2,478        45,880
Randstad Holding NV (a)(b)....          1,181        32,658
SBM Offshore NV (b)...........          2,193        37,435
TomTom NV (a)(b)..............            602         7,236
Wereldhave NV.................          1,112        82,667
                                                -----------
TOTAL NETHERLANDS.............                      422,896
                                                -----------
NORWAY -- 1.0%
Marine Harvest (a)(b).........         28,262        18,969
Petroleum Geo-Services ASA
  (a).........................          3,129        19,372
ProSafe SE (b)................          6,844        34,239
Storebrand ASA (a)............          9,733        42,340
Subsea 7, Inc. (a)(b).........          2,207        22,493
                                                -----------
TOTAL NORWAY..................                      137,413
                                                -----------

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
PORTUGAL -- 0.4%
Zon Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA (b)......         10,439   $    55,538
                                                -----------
SINGAPORE -- 2.6%
CapitaMall Trust..............         44,000        42,561
Fraser and Neave, Ltd. .......         41,000       109,911
Singapore Press Holdings,
  Ltd. (b)....................         63,000       137,548
Venture Corp., Ltd. ..........         15,000        72,339
                                                -----------
TOTAL SINGAPORE...............                      362,359
                                                -----------
SOUTH KOREA -- 2.6%
Cheil Industries, Inc. .......            780        28,103
CJ CheilJedang Corp. .........             88        10,327
Daewoo Engineering &
  Construction Co., Ltd. .....            970         9,822
Doosan Corp. .................            146        10,200
GS Holdings Corp. ............            350         8,215
Hanjin Heavy Industries &
  Construction Co., Ltd. .....            151         3,935
Hanjin Shipping Co., Ltd. ....            750        10,479
Hanwha Corp. .................            470        12,119
Hyundai Development Co. ......            410        12,986
Hyundai Mipo Dockyard Co.,
  Ltd. .......................             66         6,554
Hyundai Securities Co.,
  Ltd. .......................          1,510        16,535
KCC Corp. ....................             63        18,643
Kia Motors Corp. (a)..........          1,076        10,642
Korea Express Co., Ltd. (a)...             62         3,971
Korea Investment Holdings Co.,
  Ltd. .......................            497        14,318
Korea Line Corp. .............             49         2,377
Korea Zinc Co., Ltd. .........             82         8,915
Mirae Asset Securities Co.,
  Ltd. .......................            231        12,602
Samsung Digital Imaging Co.,
  Ltd. (a)....................            157         6,199
Samsung Electro-Mechanics Co.,
  Ltd. .......................            809        38,737
Samsung Engineering Co.,
  Ltd. .......................            302        20,079
Samsung SDI Co., Ltd. ........            439        35,666
Samsung Securities Co.,
  Ltd. .......................            305        16,232
Samsung Techwin Co., Ltd. ....            358        20,233
STX Corp Co., Ltd. ...........            140         2,566
STX Shipbuilding Co., Ltd. ...            390         4,929
Woori Investment & Securities
  Co., Ltd. ..................          1,360        16,013
                                                -----------
TOTAL SOUTH KOREA.............                      361,397
                                                -----------
SPAIN -- 2.4%
Banco Santander SA............            919        11,063
Bolsas y Mercados Espanoles...          1,641        48,521
Ebro Puleva SA (b)............          7,849       119,012
Indra Sistemas, SA............          5,666       122,589
SOS Cuetara SA (a)(b).........          7,642        36,873
                                                -----------
TOTAL SPAIN...................                      338,058
                                                -----------
SWEDEN -- 1.8%
Electrolux AB (a)(b)..........          3,390        47,145
Getinge AB (Class B) (b)......          5,121        66,757
Husqvarna AB (Class B)
  (a)(b)......................          3,584        19,428
Kinnevik Investment AB (Class
  B) (b)......................          2,394        24,410
Lundin Petroleum AB (a)(b)....          5,242        40,392
Meda AB (Class A) (b).........          2,144        14,666
Modern Times Group AB (Class
  B)..........................          1,213        33,582
                                                -----------
TOTAL SWEDEN..................                      246,380
                                                -----------
SWITZERLAND -- 4.7%
Aryzta AG (a).................          1,045        33,535
Baloise Holding AG............            745        55,247
Banque Cantonale Vaudoise.....             47        14,813
Basellandschaftliche
  Kantonalbank................            155       136,821
Clariant AG (a)...............          3,359        21,188
EFG International AG (b)......            882         9,529
Nobel Biocare Holding AG......          1,647        35,922
OC Oerlikon Corp AG (a)(b)....             71         3,956
Panalpina Welttransport
  Holding AG..................            213        15,463
Petroplus Holdings AG (a)(b)..          1,131        18,667
PSP Swiss Property AG (b).....          2,800       133,622
Sika AG.......................             66        73,188
Sonova Holding AG (b).........            585        47,497
Straumann Holding AG (b)......             94        17,105
Sulzer AG.....................            640        40,487
                                                -----------
TOTAL SWITZERLAND.............                      657,040
                                                -----------
UNITED KINGDOM -- 15.0%
Admiral Group PLC.............          4,240        60,749
Aggreko PLC (b)...............          7,075        60,413
Autonomy Corp. PLC (a)........          3,604        85,289
Babcock International Group
  PLC.........................          6,711        53,160
Balfour Beatty PLC............         10,882        55,376
Bunzl PLC.....................          4,373        36,188
Charter International PLC.....          3,518        25,086
Cobham PLC....................         29,152        82,911
Cookson Group PLC.............            558         2,401
Dana Petroleum PLC (a)........          1,015        23,435
De La Rue PLC.................          2,838        42,578
Drax Group PLC................          8,608        62,233
easyJet PLC (a)...............          2,237         9,956
FirstGroup PLC................          7,147        42,107
Friends Provident Group PLC...         22,591        24,417
GKN PLC.......................          5,999        12,251
Hays PLC......................         36,319        51,289
Home Retail Group PLC.........          9,959        42,643
Inchcape PLC..................        127,288        39,829
Informa Plc...................         16,259        58,640
Inmarsat PLC..................         10,851        97,481
Intercontinental Hotels Group
  PLC.........................          2,389        24,511
Intermediate Capital Group
  PLC.........................          2,895        23,063
Intertek Group PLC............          4,510        77,467
Invensys PLC..................          9,241        34,013
Investec PLC..................         11,272        60,656
ITV PLC.......................         35,240        20,312
Logica PLC (b)................         34,875        45,373
London Stock Exchange Group
  PLC.........................          2,399        27,754
Next PLC (b)..................          2,129        51,505
Pennon Group PLC..............          9,318        74,080
Petrofac, Ltd. ...............          2,341        25,830
Randgold Resources, Ltd. (b)..            961        62,102
Rentokil Initial PLC (b)......         16,823        24,796
Rexam PLC.....................          8,001        37,487
Serco Group PLC...............         12,163        84,529
Signet Jewelers, Ltd. ........          1,659        34,540
SOCO International PLC (a)....            591        11,134
Tate & Lyle PLC...............          5,043        26,452
Thomas Cook Group PLC (b).....          4,317        14,610
Thomson Reuters PLC...........          2,267        64,663
Tomkins PLC...................         26,634        64,916
Tui Travel PLC................         22,249        84,915

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
United Business Media PLC.....          6,594   $    43,356
Venture Production PLC........          1,611        21,543
Virgin Media, Inc. ...........          2,783        26,021
William Hill PLC..............         11,125        36,001
Wolseley PLC (a)..............            706        13,464
                                                -----------
TOTAL UNITED KINGDOM..........                    2,083,525
                                                -----------
UNITED STATES -- 0.1%
WABCO Holdings, Inc. .........            504         8,921
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $14,413,757)..........                   13,845,052
                                                -----------
PREFERRED STOCKS -- 0.2%
ITALY -- 0.1%
EXOR SpA......................          1,827        15,376
SOUTH KOREA -- 0.1%
Daewoo Securities Co., Ltd. ..          1,190         7,202
                                                -----------
TOTAL PREFERRED STOCKS --
  (Cost $21,772)..............                       22,578
                                                -----------
SHORT TERM INVESTMENTS -- 19.8%
UNITED STATES -- 19.8%
MONEY MARKET FUNDS -- 19.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............      2,704,680     2,704,680
STIC Prime Portfolio..........         58,705        58,705
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,763,385)...........                    2,763,385
                                                -----------
TOTAL INVESTMENTS -- 119.4%
  (f)
  (Cost $17,198,914)..........                   16,631,015
OTHER ASSETS AND
  LIABILITIES -- (19.4)%......                   (2,700,395)
                                                -----------
NET ASSETS -- 100.0%..........                  $13,930,620
                                                ===========




    (a) Non-income producing security.
    (b) Security, or portion thereof, was on loan at June 30, 2009.
    (c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
    (d) Affiliated Fund managed by SSgA Funds Management, Inc.
    (e) Investments of cash collateral for securities loaned.
    (f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
REIT= Real Estate Investment Trust
SDR= Swedish Depositary Receipt

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................        6.5%
Oil, Gas & Consumable Fuels...........        5.1
Chemicals.............................        4.9
Construction & Engineering............        4.5
Machinery.............................        4.5
Real Estate Investment Trusts.........        4.1
Media.................................        3.8
Insurance.............................        3.7
Road & Rail...........................        3.4
Metals & Mining.......................        3.1
Multiline Retail......................        3.1
Food Products.........................        2.9
Electronic Equipment, Instruments &
  Components..........................        2.8
Energy Equipment & Services...........        2.3
Food & Staples Retailing..............        2.2
Diversified Financial Services........        2.1
Real Estate Management & Development..        2.1
Health Care Providers & Services......        2.0
Industrial Conglomerates..............        2.0
Commercial Services & Supplies........        1.9
Hotels, Restaurants & Leisure.........        1.8
IT Services...........................        1.8
Health Care Equipment & Supplies......        1.7
Household Durables....................        1.7
Capital Markets.......................        1.6
Auto Components.......................        1.5
Leisure Equipment & Products..........        1.5
Software..............................        1.5
Electrical Equipment..................        1.4
Trading Companies & Distributors......        1.3
Professional Services.................        1.2
Aerospace & Defense...................        1.1
Diversified Telecommunication
  Services............................        1.1
Electric Utilities....................        1.0
Personal Products.....................        1.0
Beverages.............................        0.9
Automobiles...........................        0.8
Pharmaceuticals.......................        0.8
Building Products.....................        0.7
Construction Materials................        0.7
Diversified Consumer Services.........        0.7
Office Electronics....................        0.7
Computers & Peripherals...............        0.6
Consumer Finance......................        0.5
Containers & Packaging................        0.5
Independent Power Producers & Energy
  Traders.............................        0.5
Water Utilities.......................        0.5
Air Freight & Logistics...............        0.4
Biotechnology.........................        0.4
Marine................................        0.4
Distributors..........................        0.3
Internet & Catalog Retail.............        0.3
Internet Software & Services..........        0.3
Semiconductors & Semiconductor
  Equipment...........................        0.3
Textiles, Apparel & Luxury Goods......        0.3
Transportation Infrastructure.........        0.3
Paper & Forest Products...............        0.2
Specialty Retail......................        0.2
Airlines..............................        0.1
Short Term Investments................       19.8
Other Assets and Liabilities..........      (19.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------

COMMON STOCKS -- 99.5%
ARGENTINA -- 0.8%
Banco Macro SA ADR (a)........          8,276   $   133,989
MercadoLibre, Inc. (a)........          2,797        75,183
                                                -----------
TOTAL ARGENTINA...............                      209,172
                                                -----------
BRAZIL -- 9.5%
B2W Companhia Global Do
  Varejo......................          4,475        84,737
Banco do Estado do Rio Grande
  do Sul SA Preference
  Shares......................         21,473        86,558
BR Malls Participacoes SA
  (a).........................         14,465       109,975
Braskem SA Preference Shares
  (a).........................         11,777        43,147
Centrais Eletricas de Santa
  Catarina SA Preference
  Shares......................          6,151       100,027
Companiha de Tecidos Norte de
  Minas Preference Shares.....         29,579        73,200
Confab Industrial SA
  Preference Shares...........         53,300       129,456
Cyrela Brazil Realty SA.......         11,377        86,207
Diagnosticos da America SA
  (a).........................          7,879       138,299
Eternit SA....................         33,138       120,560
Lojas Renner SA...............          7,294        80,465
Lupatech SA (a)...............          5,408        68,214
Marcopolo SA Preference
  Shares......................         44,775       101,668
NET Servicos de Comunicacao SA
  Preference Shares (a).......         10,011        97,055
PDG Realty SA Empreendimentos
  e Participacoes.............         10,861       117,987
Randon SA Implementos e
  Participacoes Preference
  Shares......................         20,013        96,807
Sao Martinho SA (a)...........          9,317        78,442
Suzano Papel e Celulose SA
  (a).........................         15,122       116,976
Tam SA Preference Shares (a)..          3,715        38,291
Telemig Celular Participacoes
  SA Preference Shares........          5,855       147,824
Terna Participacoes SA........          8,510       164,790
Totvs SA......................          5,004       170,690
Ultrapar Participacoes SA
  Preference Shares...........          4,751       150,641
                                                -----------
TOTAL BRAZIL..................                    2,402,016
                                                -----------
CHILE -- 2.3%
Almendral SA..................      1,140,919       109,550
Companiha SudAmericana de
  Vapores SA (a)..............         97,884        79,228
La Polar SA...................         40,107       147,971
Masisa SA.....................        916,851       121,672
Vina Concha Y Toro SA.........         70,906       132,135
                                                -----------
TOTAL CHILE...................                      590,556
                                                -----------
CHINA -- 14.0%
Anhui Expressway Co., Ltd. ...        234,000       132,247
Brilliance China Automotive
  Holdings, Ltd. (a)..........        666,000        77,342
Chaoda Modern Agriculture
  Holdings, Ltd. .............        193,120       113,379
China Everbright, Ltd. .......         68,000       167,411
China Green Holdings, Ltd. ...        105,000       109,199
China Hongxing Sports, Ltd. ..        265,000        31,126
China Huiyuan Juice Group,
  Ltd. .......................        132,400        93,790
China Medical Technologies,
  Inc. ADR....................          2,497        49,715
China Mengniu Dairy Co., Ltd.
  (a).........................         84,000       195,746
China Power International
  Development, Ltd. (a).......        584,000       187,632
China Yurun Food Group,
  Ltd. .......................         79,000       119,264
CNPC Hong Kong, Ltd. .........        200,000       165,160
Great Wall Motor Co., Ltd. ...         94,000        74,593
Home Inns & Hotels Management,
  Inc. ADR (a)................          6,596       104,811
Huangshan Tourism Development
  Co., Ltd. ..................         70,500        80,441
Inner Mongolia Eerduosi
  Cashmere Products Co.,
  Ltd. .......................        141,200        97,004
Inner Mongolia Yitai Coal Co.,
  Ltd. .......................         28,200       131,412
Kingboard Chemical Holdings,
  Ltd. .......................         76,000       187,302
Li Ning Co., Ltd. ............         94,500       278,621
New Oriental Education &
  Technology Group, Inc. ADR
  (a).........................          1,173        79,013
Ports Design, Ltd. ...........         65,500       154,156
Shenzhen International
  Holdings, Ltd. .............      1,642,500       110,206
Shimao Property Holdings,
  Ltd. .......................        150,000       291,482
SINA Corp. (a)................          2,585        76,206
Sohu.com, Inc. (a)............          2,139       134,393
TPV Technology, Ltd. .........        276,000       123,576
Zhuzhou CSR Times Electric
  Co., Ltd. ..................        131,000       185,596
                                                -----------
TOTAL CHINA...................                    3,550,823
                                                -----------
CZECH REPUBLIC -- 0.4%
Philip Morris CR AS...........            323       110,075
EGYPT -- 2.0%                                   -----------
Eastern Tobacco...............          4,468        91,692
Egyptian Financial Group-
  Hermes Holding..............         10,094        40,600
Egyptian for Tourism Resorts
  (a).........................        102,490        45,437
Egyptian Kuwait Holding Co. ..         55,522       101,050
Misr Beni Suef Cement Co. ....          5,046        79,821
Olympic Group Financial
  Investments.................          7,786        34,574
Six of October Development &
  Investment Co. (a)..........          2,241        26,997
Suez Cement Co. ..............         14,320        85,756
                                                -----------
TOTAL EGYPT...................                      505,927
                                                -----------
INDIA -- 9.1%
Amtek Auto, Ltd. .............         16,749        42,864
Anant Raj Industries, Ltd. ...         25,670        52,889
Ashok Leyland, Ltd. ..........        145,798        91,152
Bharat Forge, Ltd. ...........         25,698        77,059
CESC, Ltd. ...................         10,637        61,506
Divi's Laboratories, Ltd. ....          4,386       102,634
GTL, Ltd. (a).................         17,371       110,960
India Cements, Ltd. ..........         22,556        62,317
Infrastructure Development
  Finance Co., Ltd. ..........         75,459       214,382
IVRCL Infrastructures &
  Projects, Ltd. .............         28,470       205,717
Jaiprakash Associates, Ltd. ..         60,574       261,238
Lanco Infratech, Ltd. (a).....         29,022       217,582
Moser Baer India, Ltd. .......         32,575        60,791
Mphasis, Ltd. ................         28,348       229,009
Nagarjuna Construction Co.,
  Ltd. .......................         27,769        78,835
Patni Computer Systems,
  Ltd. .......................         19,570       105,806
Sintex Industries, Ltd. ......         10,403        47,558
United Phosphorus, Ltd. ......         26,057        78,462
United Spirits, Ltd. .........          3,462        63,018
Yes Bank, Ltd. (a)............         48,601       150,353
                                                -----------
TOTAL INDIA...................                    2,314,132
                                                -----------

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
INDONESIA -- 1.4%
Bank Panin Indonesia Tbk PT
  (a).........................      1,981,000   $   128,088
Energi Mega Persada Tbk PT
  (a).........................        918,000        33,276
Indofood Sukses Makmur Tbk
  PT..........................        581,500       107,669
Lippo Karawaci Tbk PT (a).....      1,425,000        93,534
                                                -----------
TOTAL INDONESIA...............                      362,567
                                                -----------
ISRAEL -- 3.2%
Clal Industries, Ltd. ........         43,617       166,057
Elbit Imaging, Ltd. (a).......          2,790        54,782
First International Bank of
  Israel, Ltd. (a)............         13,441       125,446
Koor Industries, Ltd. ........          2,181        50,193
NICE Systems, Ltd. (a)........          7,703       175,803
Orbotech, Ltd. (a)............         13,136       113,626
Osem Investments, Ltd. .......         11,684       128,116
                                                -----------
TOTAL ISRAEL..................                      814,023
                                                -----------
MALAYSIA -- 4.6%
Alliance Financial Group Bhd..        238,000       159,118
Bursa Malaysia Bhd............         42,600        83,624
Gamuda Bhd....................        239,400       188,659
IGB Corp. Bhd.................        315,400       153,438
KNM Group Bhd.................        383,950        91,755
Kulim Malaysia Bhd............         52,200        92,816
Malaysian Bulk Carriers Bhd...         79,600        69,296
Media Prima Bhd...............        194,100        66,817
Sarawake Energy Bhd...........        188,400       111,486
SP Setia Bhd..................        133,900       151,614
                                                -----------
TOTAL MALAYSIA................                    1,168,623
                                                -----------
MEXICO -- 2.3%
Consorcio ARA, SAB de CV
  (a)(b)......................        147,004        63,957
Grupo Aeroportuario del
  Sureste SAB de CV (b).......         37,831       148,161
Industrias CH SAB, Series B
  (a).........................         32,203        98,539
Mexichem SAB de CV (b)........         74,704        95,463
Promotora y Operadora de
  Infraestructura, SAB de CV
  (a).........................         38,993        63,003
TV Azteca SAB de CV...........        296,827       119,450
                                                -----------
TOTAL MEXICO..................                      588,573
                                                -----------
MOROCCO -- 1.3%
Banque Centrale Populaire.....          5,570       182,033
Societe Anonyme Marocaine de
  1'Industrie du Raffinage
  (a).........................          1,752       134,979
                                                -----------
TOTAL MOROCCO.................                      317,012
                                                -----------
PERU -- 0.2%
Sociedad Minera El Brocal SA..          5,113        61,924
                                                -----------
PHILIPPINES -- 0.8%
Ayala Land, Inc. .............        828,000       139,362
Megaworld Corp. ..............      2,902,000        59,095
                                                -----------
TOTAL PHILIPPINES.............                      198,457
                                                -----------
POLAND -- 2.1%
Agora SA......................          8,197        36,310
Asseco Poland SA..............          4,421        75,627
Ciech SA......................          3,021        25,151
Echo Investment SA (a)........         48,587        42,129
Emperia Holding SA............          1,681        29,310
Grupa Lotos SA (a)............          9,892        62,776
LPP SA (a)....................            117        43,190
Orbis SA......................          6,340        74,892
PBG SA (a)....................          1,165        86,010
Polimex Mostostal SA..........         48,580        52,807
                                                -----------
TOTAL POLAND..................                      528,202
                                                -----------
RUSSIA -- 1.7%
Pharmstandard GDR (a)(c)......          9,855       148,811
Pharmstandard GDR (a)(c)......          3,447        52,050
Polymetal GDR (a).............         25,650       226,489
                                                -----------
TOTAL RUSSIA..................                      427,350
                                                -----------
SOUTH AFRICA -- 9.9%
Afgri, Ltd. ..................        198,529       128,282
African Bank Investments,
  Ltd. .......................         24,793        89,155
Aspen Pharmacare Holdings,
  Ltd. (a)....................         50,009       354,548
Coronation Fund Managers,
  Ltd. .......................        172,084       136,152
DataTec, Ltd. ................         36,400        83,193
Foschini, Ltd. ...............         35,223       229,195
Gold Reef Resorts, Ltd. ......         51,696       115,140
Grindrod, Ltd. ...............         55,893       102,775
Hosken Consolidated
  Investments, Ltd. (a).......         14,198        83,653
JD Group, Ltd. ...............         29,525       154,650
JSE, Ltd. ....................         16,461       103,360
Lewis Group, Ltd. ............         30,753       191,945
Massmart Holdings, Ltd. ......          8,778        90,934
Merafe Resources, Ltd. (a)....        259,437        33,595
Metorex, Ltd. (a).............         58,452        22,707
Mvelaphanda Resources, Ltd.
  (a).........................         18,978        74,978
Northam Platinum, Ltd. .......         18,045        70,100
Reunert, Ltd. ................         26,459       149,418
SA Corporate Real Estate
  Fund........................        506,370       165,894
Sappi, Ltd. ..................          9,529        28,010
Sentula Mining, Ltd. .........          7,478         4,648
Steinhoff International
  Holdings, Ltd. .............         53,093        92,127
                                                -----------
TOTAL SOUTH AFRICA............                    2,504,459
                                                -----------
TAIWAN -- 27.7%
Asia Optical Co., Inc. .......         45,090        77,647
BES Engineering Corp. ........        299,000        73,451
Capital Securities Corp. .....        250,100       112,816
Cathay Real Estate Development
  Co., Ltd. ..................        152,000        60,920
Chicony Electronics Co.,
  Ltd. .......................         55,630       103,596
China Bills Finance Corp.
  (a).........................      1,351,000       410,941
China Life Insurance Co., Ltd.
  (a).........................        172,540        81,511
China Petrochemical
  Development Corp. (a).......        278,780        86,242
Clevo Co. ....................         71,450        89,721
CMC Magnetics Corp. (a).......        388,000        83,844
Coretronic Corp. .............        154,420       155,550
D-Link Corp. .................        106,320        86,521
E.Sun Financial Holding Co.,
  Ltd. .......................        701,400       235,154
Everlight Electronics Co.,
  Ltd. .......................         44,119       112,684
Far Eastern Department Stores,
  Ltd. .......................         93,650        92,052
Far Eastern International Bank
  (a).........................        423,000       108,038
Faraday Technology Corp. .....         36,069        52,328
Feng Hsin Iron & Steel Co.,
  Ltd. .......................         64,270        95,298
Formosa Taffeta Co., Ltd. ....        215,000       146,784
Giant Manufacturing Co.,
  Ltd. .......................         56,550       135,989
Global Unichip Corp. .........         14,109        66,223
Goldsun Development &
  Construction Co., Ltd. .....        208,350       100,333
Greatek Electronics, Inc. ....        135,020       105,555

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
HannStar Display Corp. .......        577,474   $   117,044
Himax Technologies, Inc. ADR
  (a).........................         33,681       126,304
Hotai Motor Co., Ltd. ........         57,000       123,347
Inventec Co., Ltd. ...........        388,550       224,414
KGI Securities Co., Ltd. .....        284,000       129,838
King Yuan Electronics Co.,
  Ltd. .......................        179,546        56,365
Kinsus Interconnect Technology
  Corp. ......................         44,030        73,406
Largan Precision Co., Ltd. ...          7,020        74,244
Macronix International Co.,
  Ltd. .......................        248,429       112,819
Makalot Industrial Co., Ltd.
  (a).........................        131,000       204,425
Mitac International Corp. ....        152,999        61,088
Nan Kang Rubber Tire Co.,
  Ltd. .......................         93,000        87,870
Polaris Securities Co.,
  Ltd. .......................        367,920       185,586
President Securities Corp. ...        208,924       120,031
Qisda Corp. ..................        208,080        77,372
RichTek Technology Corp. .....          7,100        44,686
Ritek Corp. (a)...............        516,000       129,118
Ruentex Development Co.,
  Ltd. .......................         79,000        66,455
Silicon Motion Technology
  Corp. ADR (a)...............          7,781        28,401
Simplo Technology Co., Ltd. ..         22,300        89,717
Solar Applied Materials
  Technology Corp. ...........         22,788        51,952
Taichung Commercial Bank......        277,848        64,275
Taiwan Business Bank (a)......        382,000        92,909
Taiwan Glass Industrial
  Corp. ......................        222,240       146,986
Teco Electric & Machinery Co.,
  Ltd. .......................        549,000       219,198
Tripod Technology Corp. ......         71,540       119,924
TSRC Corp. ...................         86,000       104,846
Tung Ho Steel Enterprise
  Corp. ......................         93,000        88,720
Unimicron Technology Corp. ...         93,130        71,529
Universal Cement Corp. (a)....        114,800        52,134
Via Technologies, Inc. (a)....        170,000        63,212
Wafer Works Corp. ............         15,060        28,137
Walsin Lihwa Corp. ...........        479,000       153,292
Wan Hai Lines, Ltd. ..........        215,400       100,446
Winbond Electronics Corp.
  (a).........................        855,000       131,859
Wintek Corp. .................        152,000        91,265
WPG Holdings Co., Ltd. .......         78,304        77,683
Yageo Corp. ..................        465,000        93,964
Yang Ming Marine Transport....        236,899        84,839
Yosun Industrial Corp. .......        135,680        87,876
Yuen Foong Yu Paper
  Manufacturing Co., Ltd. ....        403,080       121,747
Yulon Motor Co., Ltd. ........        202,462       192,527
                                                -----------
TOTAL TAIWAN..................                    7,045,048
                                                -----------
THAILAND -- 3.8%
BEC World PCL.................        220,300       135,141
Cal-Comp Electronics Thailand
  PCL.........................      1,226,200        78,459
Central Pattana PCL...........        182,200       104,817
Charoen Pokphand Foods PCL....      1,045,100       146,627
Glow Energy PCL...............         65,900        65,765
Hana Microelectronics PCL.....        310,900       147,830
Minor International PCL.......        295,700        69,000
Thanachart Capital PCL........        388,300       156,141
Thoresen Thai Agencies PCL....         92,170        59,517
                                                -----------
TOTAL THAILAND................                      963,297
                                                -----------
TURKEY -- 2.4%
Albaraka Turk Katilim
  Bankasi.....................         71,970        75,427
BIM Birlesik Magazalar AS.....          3,048       107,142
Kardemir Karabuk Demir Celik
  Sanayi ve Ticaret AS (a)....        146,493        50,541
Petkim Petrokimya Holding AS
  (a).........................         24,464       103,513
Sekerbank TAS (a).............         39,506        41,404
Turk Hava Yollari Anonim
  Ortakligi...................        157,710       238,177
                                                -----------
TOTAL TURKEY..................                      616,204
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $24,765,698)..........                   25,278,440
                                                -----------
RIGHTS -- 0.0% (d)
BRAZIL -- 0.0% (d)
Lupatech SA
  (expiring 7/6/09) (a)(e)
  (Cost $0)...................             25             0
                                                -----------
SHORT TERM INVESTMENTS -- 0.9%
UNITED STATES -- 0.9%
MONEY MARKET FUNDS -- 0.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)............        120,209       120,209
STIC Prime Portfolio..........        111,983       111,983
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $232,192).............                      232,192
                                                -----------
TOTAL INVESTMENTS -- 100.4%
  (h)
  (Cost $24,997,890)..........                   25,510,632
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.......                     (102,775)
                                                -----------
NET ASSETS -- 100.0%..........                  $25,407,857
                                                ===========




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at June 30, 2009.
   (c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (d) Amount shown represents less than 0.05% of net assets.
   (e) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs established under FAS 157.
   (f) Affiliated Fund managed by SSgA Funds Management, Inc.
   (g) Investments of cash collateral for securities loaned.
   (h) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................        6.2%
Electronic Equipment, Instruments &
  Components..........................        6.0
Real Estate Management & Development..        5.3
Food Products.........................        5.2
Capital Markets.......................        4.9
Computers & Peripherals...............        4.4
Textiles, Apparel & Luxury Goods......        4.0
Construction & Engineering............        3.8
Metals & Mining.......................        3.8
Semiconductors & Semiconductor
  Equipment...........................        3.5
Industrial Conglomerates..............        3.2
Specialty Retail......................        2.8
Oil, Gas & Consumable Fuels...........        2.7
Diversified Financial Services........        2.6
Construction Materials................        2.2
Electrical Equipment..................        2.2
Pharmaceuticals.......................        2.2
Marine................................        2.0
Chemicals.............................        1.9
Hotels, Restaurants & Leisure.........        1.9
IT Services...........................        1.8
Media.................................        1.8
Electric Utilities....................        1.7
Software..............................        1.7
Household Durables....................        1.6
Paper & Forest Products...............        1.5
Machinery.............................        1.4
Automobiles...........................        1.3
Multiline Retail......................        1.3
Airlines..............................        1.1
Internet Software & Services..........        1.1
Transportation Infrastructure.........        1.1
Independent Power Producers & Energy
  Traders.............................        1.0
Food & Staples Retailing..............        0.9
Auto Components.......................        0.8
Beverages.............................        0.8
Building Products.....................        0.8
Leisure Equipment & Products..........        0.8
Tobacco...............................        0.8
Real Estate Investment Trusts
  (REITs).............................        0.7
Consumer Finance......................        0.6
Wireless Telecommunication Services...        0.6
Health Care Providers & Services......        0.5
Air Freight & Logistics...............        0.4
Diversified Telecommunication
  Services............................        0.4
Energy Equipment & Services...........        0.4
Life Sciences Tools & Services........        0.4
Communications Equipment..............        0.3
Diversified Consumer Services.........        0.3
Insurance.............................        0.3
Internet & Catalog Retail.............        0.3
Health Care Equipment & Supplies......        0.2
Short Term Investments................        0.9
Other Assets & Liabilities............       (0.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Each security is valued based on Level 1 inputs established under FAS 157 except for Lupatech SA, which was Level 3 and part of the Machinery Industry and 0.0% of net assets.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                 SHARES       VALUE
--------------------               ---------   -----------

COMMON STOCKS -- 99.4%
AUSTRALIA -- 9.6%
Abacus Property Group........        165,550   $    49,520
Babcock & Brown Japan
  Property Trust.............         65,129        19,482
Bunnings Warehouse Property
  Trust (a)..................         40,417        53,260
CFS Retail Property Trust
  (a)........................        172,920       230,665
Commonwealth Property Office
  Fund.......................        237,538       159,391
Dexus Property Group (a).....        598,708       363,019
Goodman Group (a)............        326,115        97,550
GPT Group....................      1,181,612       468,084
ING Industrial Fund (a)......        144,957        28,712
ING Office Fund (a)..........        228,079        84,820
Macquarie CountryWide Trust
  (a)........................        183,977        81,061
Macquarie Office Trust.......        583,662        99,091
Westfield Group..............        267,210     2,458,375
                                               -----------
TOTAL AUSTRALIA..............                    4,193,030
                                               -----------
AUSTRIA -- 1.0%
Atrium European Real Estate,
  Ltd. (b)...................         29,090       129,346
CA Immobilien Anlagen AG
  (b)........................         10,055        83,212
IMMOEAST AG (b)..............         48,437       121,613
Immofinanz AG (a)............         52,863       108,256
                                               -----------
TOTAL AUSTRIA................                      442,427
                                               -----------
BELGIUM -- 0.7%
Befimmo S.C.A. ..............          1,745       132,441
Cofinimmo....................          1,386       161,358
                                               -----------
TOTAL BELGIUM................                      293,799
                                               -----------
CANADA -- 4.7%
Artis REIT...................          2,058        14,177
Boardwalk REIT...............          3,081        86,751
Brookfield Asset Management,
  Inc. (Class A).............         65,227     1,117,680
Brookfield Properties
  Corp. .....................         25,932       206,678
Calloway REIT................          4,887        54,031
Canadian Apartment Properties
  REIT.......................          4,172        47,958
Canadian REIT................          4,167        88,266
Chartwell Seniors Housing
  REIT.......................          6,391        29,827
Extendicare REIT (b).........          4,343        23,372
First Capital Realty, Inc. ..          4,322        62,001
H&R REIT.....................          9,287        87,804
Primaris Retail REIT.........          3,917        39,934
RioCan REIT..................         13,805       181,634
                                               -----------
TOTAL CANADA.................                    2,040,113
                                               -----------
CHINA -- 7.7%
Champion REIT................        217,137        71,164
GZI REIT.....................         93,000        30,240
Hang Lung Group, Ltd. .......        106,996       503,913
Hang Lung Properties, Ltd. ..        233,018       771,210
Hong Kong Land Holdings,
  Ltd. ......................        156,000       552,240
Hysan Development Co.,
  Ltd. ......................         76,717       196,988
Kerry Properties, Ltd. ......         77,635       340,590
Prosperity REIT..............        149,000        20,379
The Link REIT................        275,947       588,921
Wheelock & Co., Ltd. ........        105,016       270,736
                                               -----------
TOTAL CHINA..................                    3,346,381
                                               -----------
FRANCE -- 5.3%
Fonciere des Regions (a).....          2,844       213,758
Gecina SA (a)................          2,267       140,230
Klepierre (a)................         11,183       288,384
SILIC (a)....................          1,092        96,267
Unibail-Rodamco (a)..........         10,767     1,603,264
                                               -----------
TOTAL FRANCE.................                    2,341,903
                                               -----------
GERMANY -- 0.1%
IVG Immobilien AG (a)(b).....          9,560        60,476
                                               -----------
ITALY -- 0.1%
Beni Stabili SpA (a).........         49,057        38,430
                                               -----------
JAPAN -- 13.4%
Aeon Mall Co., Ltd. (a)......         10,200       194,306
Japan Office Investment
  Corp. .....................             17        17,725
DA Office Investment Corp.
  (a)........................             26        71,572
Daibiru Corp. ...............          7,300        62,873
Frontier Real Estate
  Investment Corp. (a).......             19       121,501
Fukuoka REIT Corp. ..........             11        49,365
Global One REIT..............             12        87,309
Hankyu REIT, Inc. ...........             11        48,111
Heiwa Real Estate Co., Ltd.
  (a)........................         19,000        62,227
Japan Excellent, Inc. (a)....             18        76,302
Japan Hotel and Resort,
  Inc. ......................             10        18,594
Japan Prime Realty Investment
  Corp. (a)..................             79       171,125
Japan Real Estate Investment
  Corp. .....................             56       464,901
Japan Retail Fund Investment
  Corp. .....................             49       226,501
Kenedix Realty Investment
  Corp. (a)..................             25        86,542
Mitsui Fudosan Co., Ltd. ....        112,000     1,953,630
Mori Hills REIT Investment
  Corp. .....................             14        53,107
Mori Trust Sogo REIT, Inc. ..             14        99,684
Nippon Building Fund, Inc.
  (a)........................             69       590,703
Nippon Commercial Investment
  Corp. (a)..................             33        63,411
Nippon Residential Investment
  Corp. (a)..................             32        78,968
Nomura Real Estate Office
  Fund, Inc. ................             37       235,456
NTT Urban Development Corp.
  (a)........................            139       134,700
Orix JREIT, Inc. ............             32       146,593
Premier Investment Co. ......             17        60,610
Shoei Co., Ltd. (a)..........          4,700        40,334
TOC Co., Ltd. ...............         13,200        57,596
Tokyu Land Corp. (a).........         58,000       264,497
Tokyu REIT, Inc. (a).........             22       119,024
Top REIT, Inc. ..............             20        77,318
United Urban Investment
  Corp. .....................             25       107,270
                                               -----------
TOTAL JAPAN..................                    5,841,855
                                               -----------
NETHERLANDS -- 1.6%
Corio NV (a).................          9,726       472,838
Eurocommercial Properties
  NV.........................          3,998       123,091
VastNed Retail NV (a)........          2,164       107,451
                                               -----------
TOTAL NETHERLANDS............                      703,380
                                               -----------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust (a)......         98,734        44,772
Goodman Property Trust (a)...         85,532        50,421
ING Property Trust (a).......         69,746        27,560
Kiwi Income Property Trust...        106,619        62,161
                                               -----------
TOTAL NEW ZEALAND............                      184,914
                                               -----------
SINGAPORE -- 3.9%
Ascendas REIT (a)............        132,000       145,010

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------               ---------   -----------
Cambridge Industrial Trust
  (a)........................         89,000   $    21,522
CapitaCommercial Trust (a)...        206,000       116,710
CapitaLand, Ltd. ............        318,500       816,413
CapitaMall Trust.............        256,086       247,708
Frasers Commercial Trust
  (a)........................         84,000        13,929
Guocoland, Ltd. .............         24,000        26,697
Starhill Global REIT.........         64,000        28,079
Mapletree Logistics Trust....        131,000        50,233
Singapore Land, Ltd. (a).....         17,000        62,839
Suntec REIT (a)..............        199,000       118,244
United Industrial Corp.,
  Ltd. ......................         51,000        63,426
                                               -----------
TOTAL SINGAPORE..............                    1,710,810
                                               -----------
SOUTH AFRICA -- 0.4%
Capital Property Fund........         37,490        28,788
Fountainhead Property Trust..        127,530        90,993
SA Corporate Real Estate
  Fund.......................        103,488        33,904
Sycom Property Fund..........         12,724        27,186
                                               -----------
TOTAL SOUTH AFRICA...........                      180,871
                                               -----------
SPAIN -- 0.0% (c)
Martinsa-Fadesa SA
  (b)(d)(e)..................            178             0
                                               -----------
SWEDEN -- 0.6%
Castellum AB (a).............         20,551       130,237
Fabege AB....................         16,112        54,276
Kungsleden AB................         17,477        80,304
                                               -----------
TOTAL SWEDEN.................                      264,817
                                               -----------
SWITZERLAND -- 0.9%
PSP Swiss Property AG (a)....          5,374       256,458
Swiss Prime Site AG (a)......          2,959       144,746
                                               -----------
TOTAL SWITZERLAND............                      401,204
                                               -----------
UNITED KINGDOM -- 7.5%
Big Yellow Group PLC (a)(b)..         12,060        67,925
British Land Co. PLC.........        110,906       697,706
Brixton PLC..................         31,312        20,755
Derwent London PLC (a).......         12,839       197,696
Grainger PLC.................         16,602        39,918
Great Portland Estates PLC...         40,034       145,046
Hammerson PLC (a)............         88,761       448,760
Land Securities Group PLC
  (a)........................         97,493       756,622
Liberty International PLC
  (a)........................         66,592       435,652
Segro PLC....................        723,046       288,756
Shaftesbury PLC (a)..........         17,473        86,830
Shaftesbury PLC (b)..........         11,248        54,830
Workspace Group PLC..........        101,166        23,325
                                               -----------
TOTAL UNITED KINGDOM.........                    3,263,821
                                               -----------
UNITED STATES -- 41.5%
Acadia Realty Trust..........          5,033        65,681
Alexander's, Inc. ...........            335        90,316
Alexandria Real Estate
  Equities, Inc. ............          5,014       179,451
AMB Property Corp. ..........         18,623       350,299
American Campus Communities,
  Inc. ......................          6,746       149,626
Apartment Investment &
  Management Co. (Class A)...         14,912       131,971
Ashford Hospitality Trust,
  Inc. ......................         12,419        34,897
Avalonbay Communities,
  Inc. ......................         10,146       567,567
BioMed Realty Trust, Inc. ...         12,361       126,453
Boston Properties, Inc. .....         17,365       828,310
Brandywine Realty Trust......         15,813       117,807
BRE Properties, Inc. ........          6,498       154,392
Camden Property Trust........          8,320       229,632
CBL & Associates Properties,
  Inc. ......................         16,623        89,598
Cedar Shopping Centers,
  Inc. ......................          5,921        26,763
Colonial Properties Trust....          6,235        46,139
Corporate Office Properties
  Trust......................          7,307       214,314
Cousins Properties, Inc. ....          5,341        45,398
DCT Industrial Trust, Inc. ..         25,084       102,343
Developers Diversified Realty
  Corp. .....................         17,508        85,439
DiamondRock Hospitality
  Co. .......................         13,818        86,501
Digital Realty Trust, Inc. ..          8,922       319,854
Douglas Emmett, Inc. ........         15,568       139,956
Duke Realty Corp. ...........         28,507       250,006
DuPont Fabros Technology,
  Inc. ......................          5,146        48,475
EastGroup Properties, Inc. ..          3,204       105,796
Education Realty Trust,
  Inc. ......................          3,451        14,805
Equity Lifestyle Properties,
  Inc. ......................          2,965       110,239
Equity One, Inc. ............          5,023        66,605
Equity Residential...........         34,828       774,226
Essex Property Trust, Inc. ..          3,497       217,618
Extra Space Storage, Inc. ...         10,968        91,583
Federal Realty Investment
  Trust......................          7,499       386,348
FelCor Lodging Trust, Inc. ..          8,348        20,536
First Industrial Realty
  Trust, Inc. ...............          5,130        22,316
First Potomac Realty Trust...          3,461        33,745
Forest City Enterprises, Inc.
  (Class A)..................         14,747        97,330
HCP, Inc. ...................         34,706       735,420
Health Care REIT, Inc. ......         14,104       480,946
Healthcare Realty Trust,
  Inc. ......................          7,510       126,393
Hersha Hospitality Trust.....          6,444        15,981
Highwoods Properties, Inc. ..          8,945       200,100
Home Properties, Inc. .......          4,186       142,743
Hospitality Properties
  Trust......................         14,196       168,790
Host Hotels & Resorts,
  Inc. ......................         75,976       637,439
HRPT Properties Trust........         28,832       117,058
Inland Real Estate Corp. ....          9,195        64,365
Kilroy Realty Corp. .........          5,355       109,992
Kimco Realty Corp. ..........         47,933       481,727
Kite Realty Group Trust......          7,703        22,493
LaSalle Hotel Properties.....          8,089        99,818
Liberty Property Trust.......         13,445       309,773
Mack-Cali Realty Corp. ......          9,773       222,824
Mid-America Apartment
  Communities, Inc. .........          3,590       131,789
Nationwide Health Properties,
  Inc. ......................         13,036       335,547
Parkway Properties, Inc. ....          2,779        36,127
Pennsylvania Real Estate
  Investment Trust...........          5,125        25,625
Post Properties, Inc. .......          5,655        76,003
ProLogis.....................         56,372       454,358
PS Business Parks, Inc. .....          1,940        93,974
Public Storage...............         16,372     1,072,039
Ramco-Gershenson Properties
  Trust......................          2,352        23,544
Regency Centers Corp. .......         10,192       355,803
Saul Centers, Inc. ..........          1,418        41,930
Senior Housing Properties
  Trust......................         15,289       249,516
Simon Property Group, Inc. ..         35,403     1,820,776
SL Green Realty Corp. .......          9,444       216,645
Sovran Self Storage, Inc. ...          2,801        68,905
Sun Communities, Inc. .......          2,156        29,710
Sunstone Hotel Investors,
  Inc. ......................          9,248        49,477
Tanger Factory Outlet
  Centers, Inc. .............          3,999       129,688
Taubman Centers, Inc. .......          6,694       179,801
The Macerich Co. ............         10,200       179,622

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------               ---------   -----------
U-Store-It Trust.............          6,123   $    30,003
UDR, Inc. ...................         18,991       196,177
Universal Health Realty
  Income Trust...............          1,357        42,773
Ventas, Inc. ................         19,933       595,199
Vornado Realty Trust.........         20,987       945,045
Washington Real Estate
  Investment Trust...........          7,419       165,963
Weingarten Realty Investors..         15,296       221,945
                                               -----------
TOTAL UNITED STATES..........                   18,126,181
                                               -----------
TOTAL COMMON STOCKS --
  (Cost $44,677,395).........                   43,434,412
                                               -----------
RIGHTS -- 0.0%
AUSTRALIA -- 0.0% (c)
ING Office Fund
  (expiring 7/10/09) (a)(b)
  (Cost $0)..................         94,577           765
                                               -----------
SHORT TERM INVESTMENTS -- 8.4%
UNITED STATES -- 8.4%
MONEY MARKET FUNDS -- 8.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)...........      3,036,886     3,036,886
STIC Prime Portfolio.........        623,979       623,979
                                               -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,660,865)..........                    3,660,865
                                               -----------
TOTAL INVESTMENTS -- 107.8%
  (h)
  (Cost $48,338,260).........                   47,096,042
OTHER ASSETS AND
  LIABILITIES -- (7.8)%......                   (3,406,250)
                                               -----------
NET ASSETS -- 100.0%.........                  $43,689,792
                                               ===========




   (a) Security, or portion thereof, was on loan at June 30, 2009.
   (b) Non-income producing security.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs established under FAS 157.
   (e) Company has filed for insolvency.
   (f) Affiliated Fund managed by SSgA Funds Management, Inc.
   (g) Investments of cash collateral for securities loaned.
   (h) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   REIT = Real Estate Investment Trust

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Retail REITs..........................       30.0%
Real Estate Management & Development..       20.8
Office REITs..........................       14.7
Specialized REITs.....................       11.6
Diversified REITs.....................       10.8
Residential REITs.....................        7.2
Industrial REITs......................        4.3
Short Term Investments................        8.4
Other Assets & Liabilities............       (7.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Each security was valued based on Level 1 inputs established under FAS 157 except for Martinsa-Fadesa SA, which was Level 3 and part of the Real Estate Management & Development Industry and 0.0% of net assets.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------

COMMON STOCKS -- 98.6%
AUSTRALIA -- 3.5%
Aristocrat Leisure, Ltd. .......       7,418   $   22,729
Crown, Ltd. ....................       6,663       39,161
Fairfax Media, Ltd. ............      57,360       56,575
Tatts Group, Ltd. ..............      11,804       24,334
                                               ----------
TOTAL AUSTRALIA.................                  142,799
                                               ----------
BELGIUM -- 0.6%
S.A. D'Ieteren NV...............         118       24,248
                                               ----------
CANADA -- 3.6%
Canadian Tire Corp., Ltd. (Class
  A)............................         627       29,694
Gildan Activewear, Inc. (a).....         838       12,433
Magna International, Inc. (Class
  A)............................         692       29,406
Shaw Communications, Inc. ......       2,087       35,186
Thomson Reuters Corp. ..........       1,397       40,718
                                               ----------
TOTAL CANADA....................                  147,437
                                               ----------
CHINA -- 2.0%
Esprit Holdings, Ltd. ..........       5,700       31,809
Giordano International, Ltd. ...      80,000       16,826
Li & Fung, Ltd. ................      12,000       32,206
                                               ----------
TOTAL CHINA.....................                   80,841
                                               ----------
FINLAND -- 0.9%
Nokian Renkaat Oyj..............         561       10,544
SanomaWSOY Oyj..................       1,672       25,915
                                               ----------
TOTAL FINLAND...................                   36,459
                                               ----------
FRANCE -- 10.6%
Accor SA........................         972       38,522
Cie Generale des Etablissements
  Michelin......................         725       41,292
Havas SA........................       9,322       22,882
Hermes International............         267       37,076
LVMH Moet Hennessy Louis Vuitton
  SA............................         932       71,116
Peugeot SA(a)...................         829       21,768
PPR.............................         370       30,181
Renault SA(a)...................         787       28,889
Sodexo..........................         588       30,178
Thomson(a)......................       4,652        4,072
Vivendi.........................       4,579      109,411
                                               ----------
TOTAL FRANCE....................                  435,387
                                               ----------
GERMANY -- 8.0%
Adidas AG.......................         925       35,161
Bayerische Motoren Werke AG.....       1,319       49,656
Daimler AG......................       3,388      122,511
Premiere AG(a)..................         701        2,832
TUI AG(a).......................       1,816       13,360
Volkswagen AG...................         314      106,206
                                               ----------
TOTAL GERMANY...................                  329,726
                                               ----------
GREECE -- 1.0%
Jumbo SA........................       1,982       19,405
OPAP SA.........................         874       23,292
                                               ----------
TOTAL GREECE....................                   42,697
                                               ----------
ITALY -- 2.1%
Fiat SpA(a).....................       3,783       37,993
Lottomatica SpA.................       1,377       26,519
Pirelli & C. SpA (a)............      55,752       19,503
                                               ----------
TOTAL ITALY.....................                   84,015
                                               ----------
JAPAN -- 40.1%
Aisin Seiki Co., Ltd. ..........       1,100       23,885
Aoyama Trading Co., Ltd. .......       2,000       34,534
Benesse Corp. ..................         600       24,004
Bridgestone Corp. ..............       3,100       48,676
Casio Computer Co., Ltd. .......       1,900       16,994
Denso Corp. ....................       1,700       43,696
Dentsu, Inc. ...................       1,500       31,559
Fast Retailing Co., Ltd. .......         300       39,177
Fuji Heavy Industries, Ltd. ....       6,000       24,315
Gunze, Ltd. ....................      10,000       44,566
Honda Motor Co., Ltd. ..........       5,600      154,387
Isetan Mitsukoshi Holdings,
  Ltd. .........................       2,600       26,516
Isuzu Motors, Ltd. .............       6,000        9,639
Makita Corp. ...................         900       21,781
Mazda Motor Corp. ..............       7,000       17,920
Mitsubishi Motors Corp. (a).....      17,000       31,891
Namco Bandai Holdings, Inc. ....       2,000       21,972
Nikon Corp. ....................       2,000       34,700
Nissan Motor Co., Ltd. .........       8,000       48,588
Panasonic Corp. ................       7,000       94,460
PARIS MIKI HOLDINGS, Inc. ......       2,000       19,485
Pioneer Corp. (a)...............       5,200       15,468
Rakuten, Inc. ..................          31       18,667
Resorttrust, Inc. ..............       3,200       33,862
Sanyo Electric Co., Ltd. (a)....      10,000       25,911
Sekisui Chemical Co., Ltd. .....       4,000       25,123
Sekisui House, Ltd. ............       3,000       30,471
Sharp Corp. ....................       4,000       41,582
Shimano, Inc. ..................         600       22,947
Sony Corp. .....................       3,700       96,828
Stanley Electric Co., Ltd. .....       1,200       24,352
Sumitomo Forestry Co., Ltd. ....       3,400       28,719
Suzuki Motor Corp. .............       1,800       40,483
Toyobo Co., Ltd. ...............      17,000       27,662
Toyota Motor Corp. .............       9,700      368,959
Yamada Denki Co., Ltd. .........         500       29,175
                                               ----------
TOTAL JAPAN.....................                1,642,954
                                               ----------
LUXEMBOURG -- 0.7%
Reinet Investments SCA (a)......         133        1,763
SES.............................       1,421       27,087
                                               ----------
TOTAL LUXEMBOURG................                   28,850
                                               ----------
NETHERLANDS -- 1.8%
Reed Elsevier NV................       3,589       39,483
Wolters Kluwer NV...............       1,986       34,681
                                               ----------
TOTAL NETHERLANDS...............                   74,164
                                               ----------
NORWAY -- 0.2%
Schibsted ASA (a)...............       1,035        9,343
                                               ----------
SOUTH KOREA -- 3.7%
Hyundai Motor Co. ..............       1,237       71,951
LG Electronics, Inc. ...........         864       79,350
                                               ----------
TOTAL SOUTH KOREA...............                  151,301
                                               ----------
SPAIN -- 1.6%
Industria de Diseno Textil SA...         882       42,273
La Seda de Barcelona SA (Class
  B) (a)........................      23,359       11,140
NH Hoteles SA...................       3,106       13,309
                                               ----------
TOTAL SPAIN.....................                   66,722
                                               ----------
SWEDEN -- 4.0%
Electrolux AB (a)...............       3,140       43,668
Eniro AB (a)....................      39,292       36,007

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
Hennes & Mauritz AB (Class B)...       1,676   $   83,282
                                               ----------
TOTAL SWEDEN....................                  162,957
                                               ----------
SWITZERLAND -- 1.5%
Cie Financiere Richemont SA
  (Class A).....................         974       20,222
Swatch Group AG.................         259       41,510
                                               ----------
TOTAL SWITZERLAND...............                   61,732
                                               ----------
UNITED KINGDOM -- 12.7%
British Sky Broadcasting Group
  PLC...........................       5,280       39,564
Carnival PLC....................       1,158       30,646
Compass Group PLC...............       8,251       46,437
Enterprise Inns PLC.............       4,020        8,259
Home Retail Group PLC...........       5,828       24,954
Inchcape PLC....................       8,546        2,674
Kingfisher PLC..................      16,050       46,996
Marks & Spencer Group PLC.......       7,561       38,103
Next PLC........................       1,676       40,546
Pearson PLC.....................       4,836       48,542
Reed Elsevier PLC...............       5,517       41,113
Thomson Reuters PLC.............       1,189       33,914
Tui Travel PLC..................       7,923       30,239
Virgin Media, Inc. .............       2,897       27,087
Whitbread PLC...................       1,637       22,012
WPP Group PLC...................       5,619       37,315
                                               ----------
TOTAL UNITED KINGDOM............                  518,401
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $4,998,004).............                4,040,033
                                               ----------
PREFERRED STOCK -- 0.6%
GERMANY -- 0.6%
Porsche Automobil Holding SE
  (Cost $52,570)................         379       25,411
                                               ----------
RIGHTS -- 0.1%
NORWAY -- 0.1%
Schisbted ASA (expiring 7/2/09)
  (a)...........................       1,036        2,251
                                               ----------
SPAIN -- 0.0%(b)
NH Hoteles Sa (expiring
  7/14/09)......................       3,106        1,974
                                               ----------
TOTAL RIGHTS --
  (Cost $8,296).................                    4,225
                                               ----------
SHORT TERM INVESTMENTS -- 1.1%
UNITED STATES -- 1.1%
MONEY MARKET FUND -- 1.1%
STIC Prime Portfolio
  (Cost $46,360)................      46,360       46,360
                                               ----------
TOTAL INVESTMENTS -- 100.4% (c)
  (Cost $5,105,230).............                4,116,029
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.........                  (18,207)
                                               ----------
NET ASSETS -- 100.0%............               $4,097,822
                                               ==========




   (a) Non-income producing security.
   (b) Amount shown represents less than 0.05% of net assets.
   (c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Automobiles...........................       28.3%
Media.................................       17.1
Household Durables....................       12.8
Hotels, Restaurants & Leisure.........        9.9
Specialty Retail......................        8.9
Textiles, Apparel & Luxury Goods......        7.3
Auto Components.......................        5.9
Multiline Retail......................        4.0
Leisure Equipment & Products..........        2.0
Distributors..........................        1.4
Internet & Catalog Retail.............        1.1
Diversified Consumer Services.........        0.6
Short Term Investments................        1.1
Other Assets & Liabilities............       (0.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------

COMMON STOCKS -- 97.9%
AUSTRALIA -- 8.1%
Coca-Cola Amatil, Ltd. .........       6,175   $   42,983
Foster's Group, Ltd. ...........      16,055       66,845
Wesfarmers, Ltd. ...............       6,112      111,919
Woolworths, Ltd. ...............       6,953      148,174
                                               ----------
TOTAL AUSTRALIA.................                  369,921
                                               ----------
BELGIUM -- 3.9%
Anheuser-Busch InBev NV -- VVPR
  Strip (a).....................       2,040            9
Anheuser-Busch InBev NV.........       3,319      119,830
Delhaize Group..................         836       58,789
                                               ----------
TOTAL BELGIUM...................                  178,628
                                               ----------
CANADA -- 2.9%
Loblaw Co., Ltd. ...............       1,585       47,426
Shoppers Drug Mart Corp. .......       1,667       71,756
Viterra, Inc. (a)...............       1,572       13,671
                                               ----------
TOTAL CANADA....................                  132,853
                                               ----------
DENMARK -- 1.0%
Carlsberg A/S (Class B).........         721       46,241
                                               ----------
FINLAND -- 0.5%
Kesko Oyj (Class B).............         924       24,443
                                               ----------
FRANCE -- 10.2%
Carrefour SA....................       2,711      115,675
Casino Guichard-Perrachon SA....         470       31,677
Groupe Danone...................       3,225      159,138
L'Oreal SA......................       1,188       88,775
Pernod -- Ricard SA.............       1,077       67,783
                                               ----------
TOTAL FRANCE....................                  463,048
                                               ----------
GERMANY -- 0.8%
Beiersdorf AG...................         751       35,299
                                               ----------
GREECE -- 0.2%
Alapis Holding Industrial and
  Commercial SA.................       6,089        8,626
                                               ----------
IRELAND -- 0.4%
Kerry Group PLC (Class A).......         703       16,033
                                               ----------
ITALY -- 0.9%
Parmalat SpA....................      16,046       38,689
                                               ----------
JAPAN -- 14.0%
Aeon Co., Ltd. .................       4,500       44,541
Ajinomoto Co., Inc. ............       5,000       39,592
Asahi Breweries, Ltd. ..........       3,700       53,189
Japan Tobacco, Inc. ............          28       87,640
Kao Corp. ......................       4,000       87,267
Kirin Holdings Co., Ltd. .......       6,000       83,951
Lawson, Inc. ...................       1,100       48,339
Nichirei Corp. .................       8,000       31,425
Seven & I Holdings Co., Ltd. ...       3,800       89,402
Shiseido Co., Ltd. .............       3,000       49,189
UNY Co., Ltd. ..................       3,000       25,652
                                               ----------
TOTAL JAPAN.....................                  640,187
                                               ----------
LUXEMBOURG -- 0.2%
Oriflame Cosmetics SA SDR.......         232       10,046
                                               ----------
NETHERLANDS -- 7.2%
Heineken NV.....................       1,537       57,001
Koninklijke Ahold NV............       6,426       73,766
Unilever NV.....................       8,156      196,368
                                               ----------
TOTAL NETHERLANDS...............                  327,135
                                               ----------
NORWAY -- 0.2%
Marine Harvest (a)..............      15,432       10,357
                                               ----------
SINGAPORE -- 1.3%
Golden Agri-Resources, Ltd. ....      43,680       11,468
Wilmar International, Ltd. .....      14,000       48,558
                                               ----------
TOTAL SINGAPORE.................                   60,026
                                               ----------
SPAIN -- 1.3%
Ebro Puleva SA..................       3,137       47,565
SOS Cuetara SA (a)..............       2,234       10,780
                                               ----------
TOTAL SPAIN.....................                   58,345
                                               ----------
SWEDEN -- 0.6%
Swedish Match AB................       1,790       28,937
                                               ----------
SWITZERLAND -- 15.6%
Lindt & Spruengli AG............          24       44,798
Nestle SA.......................      17,772      668,687
                                               ----------
TOTAL SWITZERLAND...............                  713,485
                                               ----------
UNITED KINGDOM -- 28.6%
British American Tobacco PLC....       8,463      233,171
Cadbury PLC.....................       7,797       66,513
Diageo PLC......................      12,415      178,183
Imperial Tobacco Group PLC......       5,172      134,406
J Sainsbury PLC.................       7,720       39,794
Reckitt Benckiser PLC...........       3,066      139,662
SABMiller PLC...................       3,573       72,670
Tate & Lyle PLC.................       3,592       18,841
Tesco PLC.......................      37,361      217,563
Unilever PLC....................       6,612      155,059
William Morrison Supermarkets
  PLC...........................      12,312       47,953
                                               ----------
TOTAL UNITED KINGDOM............                1,303,815
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $5,278,191).............                4,466,114
                                               ----------
RIGHTS -- 0.1%
FRANCE -- 0.1%
Casino Guichard-Perrachon SA
  (expiring 7/10/09) (a)........         470        1,813
                                               ----------
SINGAPORE -- 0.0% (b)
Golden Agri-Resources Ltd.
  (expiring 7/16/09) (a)........       7,425        1,026
                                               ----------
TOTAL RIGHTS --
  (Cost $1,727).................                    2,839
                                               ----------
PREFERRED STOCK -- 1.3%
GERMANY -- 1.3%
Henkel AG & Co. KGaA
  (Cost $70,891)................       1,914       59,680
                                               ----------

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
SHORT TERM INVESTMENTS -- 1.5%
UNITED STATES -- 1.5%
MONEY MARKET FUND -- 1.5%
STIC Prime Portfolio
  (Cost $69,344)................      69,344   $   69,344
                                               ----------
TOTAL INVESTMENTS -- 100.8% (c)
  (Cost $5,420,153).............                4,597,977
                                               ----------
OTHER ASSETS AND
  LIABILITIES -- (0.8)%.........                  (35,567)
                                               ----------
NET ASSETS -- 100.0%............               $4,562,410
                                               ==========




   (a) Non-income producing security.
   (b) Amount shown represents less than 0.05% of net assets.
   (c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   SDR = Swedish Depositary Receipt

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Food Products.........................       34.6%
Food & Staples Retailing..............       26.3
Beverages.............................       17.3
Tobacco...............................       10.6
Household Products....................        6.3
Personal Products.....................        4.0
Pharmaceuticals.......................        0.2
Short Term Investments................        1.5
Other Assets & Liabliities............       (0.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------

COMMON STOCKS -- 99.9%
AUSTRALIA -- 5.3%
Origin Energy, Ltd. ............       4,706   $   55,699
Santos, Ltd. ...................       5,005       59,238
Woodside Petroleum, Ltd. .......       2,731       95,402
WorleyParsons, Ltd. ............       1,428       27,488
                                               ----------
TOTAL AUSTRALIA.................                  237,827
                                               ----------
AUSTRIA -- 0.8%
OMV AG..........................         929       34,779
                                               ----------
CANADA -- 27.3%
Bonavista Energy Trust..........       1,398       21,716
Cameco Corp. ...................       2,096       53,855
Canadian Natural Resources,
  Ltd. .........................       2,929      154,325
Canadian Oil Sands Trust........       1,365       32,663
Enbridge, Inc. .................       1,830       63,597
EnCana Corp. ...................       3,661      181,797
Enerplus Resources Fund.........       1,165       25,209
Husky Energy, Inc. .............       1,630       45,657
Imperial Oil, Ltd. .............       1,630       63,328
Nexen, Inc. ....................       2,795       60,817
Niko Resources, Ltd. ...........         466       32,101
OPTI Canada, Inc. (a)...........       2,096        3,519
Penn West Energy Trust..........       1,398       17,797
Petro-Canada....................       2,329       90,084
Provident Energy Trust..........       4,659       23,348
Suncor Energy, Inc. ............       5,060      154,107
Talisman Energy, Inc. ..........       5,590       80,431
TransCanada Corp. ..............       3,329       89,778
Vermilion Energy Trust..........       1,165       29,322
                                               ----------
TOTAL CANADA....................                1,223,451
                                               ----------
FRANCE -- 11.7%
Bourbon SA......................         551       21,590
Cie Generale de Geophysique-
  Veritas (a)...................         983       17,662
Technip SA......................         699       34,208
Total SA........................       8,348      450,575
                                               ----------
TOTAL FRANCE....................                  524,035
                                               ----------
HONG KONG -- 0.2%
Mongolia Energy Co., Ltd. (a)...      24,000        8,857
                                               ----------
ITALY -- 5.7%
Eni SpA.........................       8,290      195,931
Saipem SpA......................       1,451       35,291
Saras SpA.......................       8,835       25,157
                                               ----------
TOTAL ITALY.....................                  256,379
                                               ----------
JAPAN -- 2.9%
Inpex Holdings, Inc. ...........           5       40,006
Nippon Mining Holdings, Inc. ...       7,000       36,420
Nippon Oil Corp. ...............       9,000       53,169
                                               ----------
TOTAL JAPAN.....................                  129,595
                                               ----------
LUXEMBOURG -- 1.0%
Acergy SA.......................       4,571       44,882
                                               ----------
NETHERLANDS -- 0.6%
SBM Offshore NV.................       1,413       24,120
                                               ----------
NORWAY -- 3.4%
Aker Solutions ASA..............       3,334       27,505
StatoilHydro ASA................       6,357      125,035
                                               ----------
TOTAL NORWAY....................                  152,540
                                               ----------
PAPUA NEW GUINEA -- 0.8%
Oil Search, Ltd. ...............       7,754       34,227
                                               ----------
PORTUGAL -- 0.8%
Galp Energia SGPS SA (Class B)..       2,558       35,880
                                               ----------
SPAIN -- 2.8%
Cia Espanola de Petroleos SA....         727       27,991
Repsol YPF SA...................       4,409       98,578
                                               ----------
TOTAL SPAIN.....................                  126,569
                                               ----------
SWITZERLAND -- 4.9%
Noble Corp. ....................       1,067       32,277
Transocean, Ltd. (a)............       1,800      133,722
Weatherford International, Ltd.
  (a)...........................       2,753       53,849
                                               ----------
TOTAL SWITZERLAND...............                  219,848
                                               ----------
UNITED KINGDOM -- 31.7%
Amec PLC........................       2,874       30,907
BG Group PLC....................      12,424      208,287
BP PLC..........................      65,932      518,796
Cairn Energy PLC (a)............         757       29,197
Royal Dutch Shell PLC (Class
  A)............................      12,592      314,790
Royal Dutch Shell PLC (Class
  B)............................       9,707      243,946
Tullow Oil PLC..................       4,714       72,780
                                               ----------
TOTAL UNITED KINGDOM............                1,418,703
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $6,190,127).............                4,471,692
                                               ----------
SHORT TERM INVESTMENT -- 1.3%
UNITED STATES -- 1.3%
MONEY MARKET FUND -- 1.3%
STIC Prime Portfolio
  (Cost $58,357)................      58,357       58,357
                                               ----------
TOTAL INVESTMENTS -- 101.2% (b)
  (Cost $6,248,484).............                4,530,049
OTHER ASSETS AND
  LIABILITIES -- (1.2)%.........                  (53,203)
                                               ----------
NET ASSETS -- 100.0%............               $4,476,846
                                               ==========




   (a) Non-income producing security.
   (b) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       89.1%
Energy Equipment & Services...........       10.8
Short Term Investments................        1.3
Other Assets & Liabilities............       (1.2)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------

COMMON STOCKS -- 99.6%
AUSTRALIA -- 10.5%
ASX, Ltd. ......................         700   $   20,933
Australia & New Zealand Banking
  Group, Ltd. ..................       3,439       45,846
Commonwealth Bank of Australia..       2,085       65,739
Commonwealth Property Office
  Fund..........................          35           24
Macquarie Group, Ltd. ..........         580       18,334
National Australia Bank, Ltd. ..       2,888       52,393
QBE Insurance Group, Ltd. ......       1,662       26,739
Stockland.......................       8,000       20,761
Westfield Group.................       4,088       37,610
Westpac Banking Corp. ..........       4,093       67,007
                                               ----------
TOTAL AUSTRALIA.................                  355,386
                                               ----------
AUSTRIA -- 0.7%
Erste Group Bank AG.............         450       12,138
Sparkassen Immobilien AG (a)....       2,250       13,539
                                               ----------
TOTAL AUSTRIA...................                   25,677
                                               ----------
BELGIUM -- 0.8%
Dexia SA (a)....................       2,000       15,160
Fortis (a)......................       3,678       12,536
                                               ----------
TOTAL BELGIUM...................                   27,696
                                               ----------
BERMUDA -- 1.1%
Lancashire Holdings, Ltd. (a)...       2,300       17,670
Willis Group Holdings, Ltd. ....         800       20,584
                                               ----------
TOTAL BERMUDA...................                   38,254
                                               ----------
CANADA -- 11.5%
Bank of Montreal................         844       35,625
Bank of Nova Scotia.............       1,416       52,941
Brookfield Asset Management,
  Inc. (Class A)................       1,313       22,499
Canadian Imperial Bank of
  Commerce......................         551       27,665
IGM Financial, Inc. ............         600       21,260
Manulife Financial Corp. .......       2,424       42,141
National Bank of Canada.........         400       18,513
Royal Bank of Canada............       1,863       76,310
Sun Life Financial, Inc. .......       1,047       28,308
Toronto-Dominion Bank...........       1,276       66,022
                                               ----------
TOTAL CANADA....................                  391,284
                                               ----------
CHINA -- 4.9%
Bank of East Asia, Ltd. ........       6,878       20,989
Cheung Kong Holdings, Ltd. .....       3,000       34,490
Hang Lung Properties, Ltd. .....       5,000       16,258
Hong Kong Exchanges and
  Clearing, Ltd. ...............       1,300       20,246
New World Development Co.,
  Ltd. .........................      10,477       18,953
Sun Hung Kai Properties, Ltd. ..       3,000       37,471
Wharf Holdings, Ltd. ...........       4,000       16,981
                                               ----------
TOTAL CHINA.....................                  165,388
                                               ----------
DENMARK -- 1.0%
Danske Bank A/S (a).............       1,100       18,958
Sydbank A/S (a).................         600       13,815
                                               ----------
TOTAL DENMARK...................                   32,773
                                               ----------
FINLAND -- 0.9%
Pohjola Bank PLC................       2,250       17,989
Technopolis Oyj.................       2,930       12,165
                                               ----------
TOTAL FINLAND...................                   30,154
                                               ----------
FRANCE -- 5.9%
AXA.............................       2,389       44,869
BNP Paribas.....................       1,220       79,144
Credit Agricole SA..............       1,364       16,982
Societe Generale................         743       40,525
Unibail-Rodamco SE..............         122       18,166
                                               ----------
TOTAL FRANCE....................                  199,686
                                               ----------
GERMANY -- 5.5%
Allianz SE......................         632       58,179
Commerzbank AG (a)..............       1,050        6,524
Deutsche Bank AG................         741       44,895
Deutsche Beteiligungs AG........         850       14,546
Deutsche Boerse AG..............         311       24,115
Muenchener Rueckversicherungs-
  Gesellschaft AG...............         297       40,072
                                               ----------
TOTAL GERMANY...................                  188,331
                                               ----------
ITALY -- 5.9%
Assicurazioni Generali SpA......       1,701       35,335
Banca Monte dei Paschi di Siena
  SpA...........................      10,944       17,668
Banca Popolare dell'Etruria e
  del Lazio Scrl................       3,181       21,573
Banco Popolare Societa
  Cooperativa Scarl (a).........       1,819       13,574
Intesa Sanpaolo SpA (a).........      13,082       42,112
UBI Banca SCpA..................       1,679       21,831
UniCredit SpA (a)...............      18,796       47,324
                                               ----------
TOTAL ITALY.....................                  199,417
                                               ----------
JAPAN -- 14.8%
Chuo Mitsui Trust Holdings,
  Inc. .........................       4,000       15,298
Daiwa House Industry Co.,
  Ltd. .........................       2,000       21,558
Daiwa Securities Group, Inc. ...       3,000       17,878
Mitsubishi Estate Co., Ltd. ....       1,990       33,227
Mitsubishi UFJ Financial Group,
  Inc. .........................      13,400       83,051
Mitsui Fudosan Co., Ltd. .......       1,928       33,630
Mitsui Sumitomo Insurance Group
  Holdings, Inc. ...............         900       23,646
Mizuho Financial Group, Inc. ...      17,000       39,820
Nomura Holdings, Inc. ..........       4,800       40,495
ORIX Corp. .....................         220       13,248
Resona Holdings, Inc. ..........       1,400       19,676
Sompo Japan Insurance, Inc. ....       2,000       13,391
Sumitomo Mitsui Financial Group,
  Inc. .........................       1,200       48,878
Sumitomo Realty & Development
  Co., Ltd. ....................         574       10,536
T&D Holdings, Inc. .............         500       14,354
The Sumitomo Trust & Banking
  Co., Ltd. ....................       4,000       21,558
Tokai Tokyo Financial Holdings,
  Inc. .........................       5,000       18,241
Tokio Marine Holdings, Inc. ....       1,300       35,974
                                               ----------
TOTAL JAPAN.....................                  504,459
                                               ----------
NETHERLANDS -- 1.1%
Aegon NV........................       2,140       13,156
ING Groep NV....................       2,459       24,737
                                               ----------
TOTAL NETHERLANDS...............                   37,893
                                               ----------
NEW ZEALAND -- 0.8%
AMP NZ Office Trust.............      57,870       26,242
                                               ----------
NORWAY -- 0.5%
Sparebanken Rogaland............       3,426       17,512
                                               ----------

PORTUGAL -- 0.3%
Banif SGPS SA...................       6,000       10,267
                                               ----------

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
SINGAPORE -- 3.2%
CapitaLand, Ltd. ...............       5,000   $   12,817
Hong Leong Finance, Ltd. .......      17,000       31,008
Oversea-Chinese Banking Corp.,
  Ltd. .........................       7,289       33,641
United Overseas Bank, Ltd. .....       3,000       30,428
                                               ----------
TOTAL SINGAPORE.................                  107,894
                                               ----------
SPAIN -- 8.6%
Banco Bilbao Vizcaya Argentaria
  SA............................       5,703       71,514
Banco de Sabadell SA............       3,480       21,722
Banco Guipuzcoano SA............       2,193       13,688
Banco Popular Espanol SA........       2,551       22,221
Banco Santander SA..............      10,501      126,082
Bolsas y Mercados Espanoles.....         400       11,827
Realia Business SA (a)..........       4,600       11,291
Reyal Urbis SA (a)..............       5,500       12,652
                                               ----------
TOTAL SPAIN.....................                  290,997
                                               ----------
SWEDEN -- 1.9%
Nordea Bank AB..................       4,073       32,120
Skandinaviska Enskilda Banken AB
  (Class A) (a).................       3,200       14,001
Svenska Handelsbanken AB (Class
  A)............................         900       16,931
                                               ----------
TOTAL SWEDEN....................                   63,052
                                               ----------
SWITZERLAND -- 6.4%
ACE Ltd. .......................         600       26,538
Credit Suisse Group AG..........       1,398       63,759
Julius Baer Holding AG..........         503       19,509
Swiss Life Holding (a)..........           2          173
Swiss Reinsurance...............         585       19,332
UBS AG (a)......................       4,139       50,579
Zurich Financial Services AG....         207       36,430
                                               ----------
TOTAL SWITZERLAND...............                  216,320
                                               ----------
UNITED KINGDOM -- 13.3%
Aviva PLC.......................       4,252       23,913
Barclays PLC....................      10,953       51,047
British Land Co. PLC............       2,076       13,060
HSBC Holdings PLC...............      21,388      176,995
Land Securities Group PLC.......       1,800       13,969
Lloyds Banking Group PLC........      26,533       30,557
Man Group PLC...................       3,433       15,689
Provident Financial PLC.........       1,200       15,681
Prudential PLC..................       3,816       25,986
Royal Bank of Scotland Group PLC
  (a)...........................      24,018       15,284
RSA Insurance Group PLC.........       8,939       17,695
Standard Chartered PLC..........       2,057       38,618
Standard Life PLC...............       4,635       14,205
                                               ----------
TOTAL UNITED KINGDOM............                  452,699
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $4,259,938).............                3,381,381
                                               ----------
RIGHTS -- 0.0% (b)
BELGIUM -- 0.0% (b)
Fortis
  (expiring 7/4/14) (a)(c)
  (Cost $0).....................       3,678            0
                                               ----------
ITALY -- 0.0% (b)
UBI Banca SCpA
  (expiring 7/3/09) (a)
  (Cost $0).....................       1,679          115
                                               ----------
TOTAL RIGHTS -- 0.0% (b)
  (Cost $0).....................                      115
                                               ----------
WARRANTS -- 0.0% (b)
ITALY -- 0.0% (b)
UBI Banca SCpA
  (expiring 6/30/11) (a)
  (Cost $0).....................       1,679          130
                                               ----------
SHORT TERM INVESTMENT -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
  STIC Prime Portfolio
    (Cost $534).................         534          534
                                               ----------
TOTAL INVESTMENTS -- 99.6% (d)
  (Cost $4,260,472).............                3,382,160
                                               ----------
OTHER ASSETS AND
  LIABILITIES -- 0.4%...........                   13,587
                                               ----------
NET ASSETS -- 100.0%............               $3,395,747
                                               ==========




  (a) Non-income producing security.
  (b) Amount shown represents less than 0.05% of net assets.
  (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs established under FAS 157.
  (d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       54.4%
Insurance.............................       17.0
Capital Markets.......................        9.6
Real Estate Management & Development..        9.1
Diversified Financial Services........        3.9
Real Estate Investment Trusts.........        3.8
Consumer Finance......................        1.8
Short Term Investments................        0.0***
Other Assets & Liabilities............        0.4
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs established under FAS 157 except for Fortis, which was Level 2 and part of the Diversified Financial Services Industry and 0.0% of net assets.
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------

COMMON STOCKS -- 97.8%
AUSTRALIA -- 4.3%
Cochlear, Ltd. .................         439   $   20,478
CSL, Ltd. ......................       4,764      123,825
Primary Health Care, Ltd. ......       3,658       15,526
Sonic Healthcare, Ltd. .........       4,786       47,669
                                               ----------
TOTAL AUSTRALIA.................                  207,498
                                               ----------
BELGIUM -- 1.0%
UCB SA..........................       1,463       46,808
                                               ----------
CANADA -- 0.2%
MDS, Inc. (a)...................       1,671        8,791
                                               ----------
DENMARK -- 6.3%
Coloplast A/S (Class B).........         533       36,643
Genmab A/S (a)..................         279        9,630
H. Lundbeck A/S.................       1,021       19,423
Novo-Nordisk A/S (Class B)......       4,174      225,634
William Demant A/S (a)..........         311       16,080
                                               ----------
TOTAL DENMARK...................                  307,410
                                               ----------
FINLAND -- 0.6%
Orion Oyj (Class A).............         919       14,411
Orion Oyj (Class B).............         900       14,101
                                               ----------
TOTAL FINLAND...................                   28,512
                                               ----------
FRANCE -- 9.5%
bioMerieux......................         279       24,443
Essilor International SA........       2,219      105,762
Ipsen SA........................         524       22,880
Orpea (a).......................         848       37,349
Sanofi-Aventis..................       4,674      274,499
                                               ----------
TOTAL FRANCE....................                  464,933
                                               ----------
GERMANY -- 9.6%
Bayer AG........................       3,871      207,522
Celesio AG......................       1,236       28,346
Fresenius Medical Care AG & Co.
  KGaA..........................       2,145       95,947
Fresenius SE....................         326       15,259
Merck KGaA......................         588       59,795
Rhoen-Klinikum AG...............         913       20,157
Schwarz Pharma AG...............         141       22,249
Stada Arzneimittel AG...........         692       17,287
                                               ----------
TOTAL GERMANY...................                  466,562
                                               ----------
IRELAND -- 0.5%
Elan Corp. PLC (a)..............       3,348       22,870
                                               ----------
ITALY -- 0.3%
Recordati SpA...................       2,614       16,151
                                               ----------
JAPAN -- 19.3%
Alfresa Holdings Corp. .........         200        9,224
Astellas Pharma, Inc. ..........       3,400      120,516
Chugai Pharmaceutical Co.,
  Ltd. .........................       2,125       40,524
Daiichi Sankyo Co., Ltd. .......       5,100       91,338
Dainippon Sumitomo Pharma Co.,
  Ltd. .........................       1,000        8,747
Eisai Co., Ltd. ................       2,400       85,568
Hisamitsu Pharmaceutical Co.,
  Inc. .........................         600       18,656
Kyowa Hakko Kogyo Co., Ltd. ....       2,422       27,387
Mediceo Paltac Holdings Co.,
  Ltd. .........................       1,600       18,324
Mitsubishi Tanabe Pharma
  Corp. ........................       2,000       23,009
Olympus Corp. ..................       2,000       47,365
Ono Pharmaceutical Co., Ltd. ...       1,200       53,107
Shionogi & Co., Ltd. ...........       3,000       58,050
Suzuken Co., Ltd. ..............         700       20,278
Taisho Pharmaceutical Co.,
  Ltd. .........................       2,000       37,871
Takeda Pharmaceutical Co.,
  Ltd. .........................       5,600      218,231
Terumo Corp. ...................       1,400       61,813
                                               ----------
TOTAL JAPAN.....................                  940,008
                                               ----------
NETHERLANDS -- 1.1%
OPG Groep NV....................       1,126       14,294
Qiagen NV (a)...................       2,154       39,881
                                               ----------
TOTAL NETHERLANDS...............                   54,175
                                               ----------
NEW ZEALAND -- 0.4%
Fisher & Paykel Healthcare
  Corp., Ltd. ..................      10,469       19,803
                                               ----------
SINGAPORE -- 0.4%
Parkway Holdings, Ltd. .........      16,000       18,461
                                               ----------
SPAIN -- 0.8%
Faes Farma SA...................       1,707       10,319
Faes Farma SA (a)...............         213        1,285
Grifols SA......................       1,583       27,955
                                               ----------
TOTAL SPAIN.....................                   39,559
                                               ----------
SWEDEN -- 1.2%
Elekta AB (Class B).............         737       10,749
Getinge AB (Class B)............       2,936       38,273
Meda AB (Class A)...............       1,635       11,185
                                               ----------
TOTAL SWEDEN....................                   60,207
                                               ----------
SWITZERLAND -- 24.1%
Acino Holding AG................          67       12,383
Actelion, Ltd. (a)..............       1,072       56,037
Bachem Holding AG (Class B).....         497       30,847
Basilea Pharmaceutica AG (a)....         120       10,234
Coltene Holding AG..............         202        7,420
Galenica AG.....................          78       22,969
Lonza Group AG..................         496       49,210
Nobel Biocare Holding AG........       1,737       37,885
Novartis AG.....................       8,709      352,668
Roche Holding AG (b)............         228       32,390
Roche Holding AG (b)............       2,882      391,404
Sonova Holding AG...............         727       59,026
Straumann Holding AG............         116       21,108
Synthes, Inc. ..................         804       77,550
Tecan Group AG..................         314       12,228
                                               ----------
TOTAL SWITZERLAND...............                1,173,359
                                               ----------
UNITED KINGDOM -- 18.2%
AstraZeneca PLC.................       7,015      308,513
Consort Medical PLC.............       1,395        8,661
GlaxoSmithKline PLC.............      21,719      382,180
Hikma Pharmaceuticals PLC.......       2,154       16,655
Shire, Ltd. ....................       5,683       78,195
Smith & Nephew PLC..............       7,997       59,198
SSL International PLC...........       3,749       31,982
                                               ----------
TOTAL UNITED KINGDOM............                  885,384
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $6,047,665).............                4,760,491
                                               ----------
PREFERRED STOCK -- 1.1%
GERMANY -- 1.1%
  Fresenius SE
  (Cost $79,650)................         973       52,530
                                               ----------

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
SHORT TERM INVESTMENT -- 0.9%
UNITED STATES -- 0.9%
MONEY MARKET FUND -- 0.9%
STIC Prime Portfolio
  (Cost $46,102)................      46,102   $   46,102
                                               ----------
TOTAL INVESTMENTS -- 99.8% (c)
  (Cost $6,173,417).............                4,859,123
OTHER ASSETS AND
  LIABILITIES -- 0.2%...........                    8,647
                                               ----------
NET ASSETS -- 100.0%............               $4,867,770
                                               ==========




  (a) Non-income producing security.
  (b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
  (c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Pharmaceuticals.......................       68.7%
Health Care Equipment & Supplies......       15.7
Health Care Providers & Services......        7.2
Biotechnology.........................        5.5
Chemicals.............................        1.0
Life Sciences Tools & Services........        0.8
Short Term Investments................        0.9
Other Assets & Liabilities............        0.2
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------

COMMON STOCKS -- 98.8%
AUSTRALIA -- 4.2%
Boom Logistics, Ltd.............      47,383   $   13,024
Bradken, Ltd....................       4,610       16,063
Brambles, Ltd...................       5,970       28,766
GWA International, Ltd..........      15,444       28,717
Leighton Holdings, Ltd..........         364        6,916
Macquarie Infrastructure Group..      15,750       18,208
Toll Holdings, Ltd..............       4,489       22,682
Transurban Group................       7,768       26,251
Virgin Blue Holdings, Ltd. (a)..       4,321        1,100
                                               ----------
TOTAL AUSTRALIA.................                  161,727
                                               ----------
AUSTRIA -- 0.9%
Andritz AG......................         455       19,082
Zumtobel AG.....................       1,352       13,825
                                               ----------
TOTAL AUSTRIA...................                   32,907
                                               ----------
BELGIUM -- 0.6%
Bekaert NV......................         233       23,926
                                               ----------
CANADA -- 4.5%
Bombardier, Inc.................       4,976       14,782
CAE, Inc........................       2,290       13,606
Canadian National Railway Co....       1,538       66,176
Canadian Pacific Railway, Ltd...         649       25,919
SNC-Lavalin Group, Inc..........         721       26,603
Toromont Industries Ltd.........       1,304       26,779
                                               ----------
TOTAL CANADA....................                  173,865
                                               ----------
CHINA -- 2.4%
Hopewell Highway Infrastructure,
  Ltd...........................      48,000       26,880
Hutchison Whampoa, Ltd..........       6,000       39,213
Jardine Matheson Holdings,
  Ltd...........................         975       26,734
                                               ----------
TOTAL CHINA.....................                   92,827
                                               ----------
DENMARK -- 2.4%
A P Moller -- Maersk A/S........           5       29,948
FLSmidth & Co. A/S(a)...........         275        9,764
NKT Holding A/S(a)..............         356       11,986
Vestas Wind Systems A/S(a)......         563       40,349
                                               ----------
TOTAL DENMARK...................                   92,047
                                               ----------
FINLAND -- 1.7%
Kone Oyj (Class B)..............       1,012       30,987
Metso Oyj.......................         648       12,089
Wartsila Oyj (Class B)..........         455       14,640
YIT Oyj.........................         943        9,788
                                               ----------
TOTAL FINLAND...................                   67,504
                                               ----------
FRANCE -- 7.4%
Air France-KLM..................       1,368       17,463
Alstom SA.......................         627       36,986
Bouygues SA.....................         963       36,200
Cie de Saint-Gobain.............       1,188       39,701
Eiffage SA......................         273       15,891
Schneider Electric SA...........         704       53,619
Vallourec SA....................         146       17,720
Vinci SA........................       1,553       69,674
                                               ----------
TOTAL FRANCE....................                  287,254
                                               ----------
GERMANY -- 8.4%
Deutsche Lufthansa AG...........       1,611       20,179
Deutsche Post AG................       2,504       32,611
GEA Group AG....................         877       13,273
Hochtief AG.....................         279       14,049
Kloeckner & Co. AG(a)...........         445        9,450
MAN AG..........................         358       21,944
Pfeiffer Vacuum Technology AG...         308       22,564
Q-Cells AG(a)...................         165        3,356
SGL Carbon AG(a)................         331       10,219
Siemens AG......................       2,498      172,248
Solarworld AG...................         227        5,339
                                               ----------
TOTAL GERMANY...................                  325,232
                                               ----------
IRELAND -- 0.7%
DCC PLC.........................       1,308       26,970
                                               ----------
ITALY -- 2.4%
Ansaldo STS SpA.................       2,741       50,442
Autostrada Torino-Milano SpA....       2,001       20,180
Finmeccanica SpA................       1,496       21,047
                                               ----------
TOTAL ITALY.....................                   91,669
                                               ----------
JAPAN -- 32.4%
Asahi Glass Co., Ltd............       4,000       32,129
Central Japan Railway Co........           6       36,876
Daikin Industries, Ltd..........         900       29,010
East Japan Railway Co...........         900       54,195
Fanuc, Ltd......................         600       48,256
Futaba Corp.....................       2,300       42,217
Hankyu Hanshin Holdings, Inc....       7,000       32,793
IHI Corp. (a)...................      12,000       20,770
Itochu Corp.....................       5,000       34,824
Iwatani Corp....................      14,000       39,322
Jgc Corp........................       1,000       16,168
Kajima Corp.....................       7,000       21,838
Kamigumi Co., Ltd...............       6,000       50,619
Kawasaki Heavy Industries,
  Ltd...........................      11,000       30,326
Kawasaki Kisen Kaisha, Ltd......       3,000       12,375
Kokuyo Co., Ltd.................       3,800       33,240
Komatsu, Ltd....................       2,700       41,752
Kubota Corp.....................       5,000       41,302
Marubeni Corp...................       4,000       17,744
MEITEC Corp.....................       1,600       27,627
MISUMI Group, Inc...............       2,000       28,253
Mitsubishi Corp.................       4,100       75,979
Mitsubishi Electric Corp........       6,000       37,996
Mitsubishi Heavy Industries,
  Ltd...........................      12,000       49,749
Mitsui & Co., Ltd...............       5,000       59,387
Mitsui OSK Lines, Ltd...........       4,000       25,994
NGK Insulators, Ltd.............       1,000       20,418
Nippon Sheet Glass Co., Ltd.....       5,000       14,614
Nippon Yusen KK.................       4,000       17,288
Secom Co., Ltd..................       1,000       40,628
Sojitz Corp.....................       6,000       13,183
Sumitomo Corp...................       3,900       39,693
Sumitomo Electric Industries,
  Ltd...........................       2,900       32,641
Sumitomo Heavy Industries,
  Ltd...........................       4,000       17,868
The Japan Steel Works, Ltd......       2,000       24,709
THK Co., Ltd....................       1,400       20,938
Tokyu Corp......................       6,000       30,284
Yamato Holdings Co., Ltd........       3,000       39,985
                                               ----------
TOTAL JAPAN.....................                1,252,990
                                               ----------
NETHERLANDS -- 3.8%
Aalberts Industries NV..........       1,517       11,894
European Aeronautic Defence and
  Space Co. NV..................       1,861       30,045

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
Koninklijke (Royal) Philips
  Electronics NV................       2,639   $   48,583
Koninklijke BAM Groep NV........       1,225        9,937
Randstad Holding NV(a)..........         677       18,721
TNT NV..........................       1,486       28,858
                                               ----------
TOTAL NETHERLANDS...............                  148,038
                                               ----------
NORWAY -- 0.8%
Orkla ASA.......................       3,552       25,771
Renewable Energy Corp. AS(a)....         638        4,946
                                               ----------
TOTAL NORWAY....................                   30,717
                                               ----------
SINGAPORE -- 2.5%
Fraser and Neave, Ltd...........      11,000       29,488
Haw Par Corp., Ltd..............      12,000       37,973
Keppel Corp., Ltd...............       5,000       23,837
Neptune Orient Lines, Ltd.......       5,000        5,113
                                               ----------
TOTAL SINGAPORE.................                   96,411
                                               ----------
SPAIN -- 3.4%
Abertis Infraestructuras SA.....       2,020       37,981
ACS, Actividades de Construccion
  y Servicios SA................       1,025       51,829
Gamesa Corp. Tecnologica SA.....         657       12,450
Grupo Ferrovial SA..............         506       16,232
Sacyr Vallehermoso SA...........         833       11,544
                                               ----------
TOTAL SPAIN.....................                  130,036
                                               ----------
SWEDEN -- 4.0%
Alfa Laval AB...................       1,813       17,222
Atlas CopCo. AB (Class B).......       3,461       31,158
B&B Tools AB....................       1,164        9,953
Loomis AB (Class B).............         158        1,565
Sandvik AB......................       2,849       21,052
Securitas AB (Class B)..........       2,464       20,831
Trelleborg AB (Class B)(a)......       6,720       22,291
Volvo AB ADR (Class A)..........       4,662       28,581
                                               ----------
TOTAL SWEDEN....................                  152,653
                                               ----------
SWITZERLAND -- 6.0%
ABB, Ltd. (a)...................       6,286       98,722
AdecCo. SA......................         626       26,052
Geberit AG......................         220       27,026
Kaba Holding AG.................         109       20,246
Kuehne & Nagel International
  AG............................         354       27,700
SGS SA..........................          27       33,416
                                               ----------
TOTAL SWITZERLAND...............                  233,162
                                               ----------
UNITED KINGDOM -- 10.3%
Aggreko PLC.....................       1,867       15,942
Babcock International Group
  PLC...........................       2,122       16,809
BAE Systems PLC.................      10,791       60,155
British Airways PLC(a)..........       4,906       10,075
Capita Group PLC................       3,805       44,772
Charter International PLC.......         453        3,230
De La Rue PLC...................       1,296       19,444
Experian PLC....................       4,685       35,048
FirstGroup PLC..................       3,352       19,749
Intertek Group PLC..............       1,561       26,813
Invensys PLC....................       2,175        8,006
Rentokil Initial PLC............      13,709       20,206
Rolls-Royce Group PLC(a)........       6,999       41,668
SerCo. Group PLC................       4,137       28,751
Smiths Group PLC................       2,177       25,150
Wolseley PLC(a).................       1,241       23,666
                                               ----------
TOTAL UNITED KINGDOM............                  399,484
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $5,410,881).............                3,819,419
                                               ----------
RIGHTS -- 0.0% (b)
NORWAY -- 0.0% (b)
Renewable Energy Corp. AS
  (expiring 7/13/09)(a).........         220          786
                                               ----------
SINGAPORE -- 0.0% (b)
Neptune Orient Lines, Ltd.
  (expiring 7/8/09)(a)..........       6,750          816
                                               ----------
TOTAL RIGHTS -- 0.0% (b)
  (Cost $2,066).................                    1,602
                                               ----------
SHORT TERM INVESTMENT -- 1.4%
UNITED STATES -- 1.4%
MONEY MARKET FUND -- 1.4%
STIC Prime Portfolio
  (Cost $53,408)................      53,408       53,408
                                               ----------
TOTAL INVESTMENTS -- 100.2% (c)
  (Cost $5,466,355).............                3,874,429
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.........                   (8,588)
                                               ----------
NET ASSETS -- 100.0%............               $3,865,841
                                               ==========




   (a) Non-income producing security.
   (b) Amount shown represents less than 0.05% of net assets.
   (c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Machinery.............................       17.2%
Industrial Conglomerates..............       12.6
Electrical Equipment..................       10.8
Trading Companies & Distributors......        9.4
Construction & Engineering............        8.2
Road & Rail...........................        6.0
Transportation Infrastructure.........        6.0
Commercial Services & Supplies........        5.8
Professional Services.................        5.5
Building Products.....................        5.0
Aerospace & Defense...................        4.7
Air Freight & Logistics...............        3.2
Marine................................        3.1
Airlines..............................        1.3
Short Term Investments................        1.4
Other Assets & Liabilities............       (0.2)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   -----------

COMMON STOCKS -- 98.1%
AUSTRALIA -- 15.6%
Alumina, Ltd...................       23,156   $    27,051
Amcor, Ltd.....................        1,656         6,681
BHP Billiton, Ltd..............       36,174     1,015,382
BlueScope Steel, Ltd...........       15,718        32,149
Boral, Ltd.....................       19,918        65,538
Fortescue Metals Group, Ltd.
  (a)..........................       18,646        57,132
Iluka Resources, Ltd. (a)......       16,008        37,013
Incitec Pivot, Ltd.............       16,430        31,613
Mineral Deposits, Ltd. (a).....       10,182         5,104
Newcrest Mining, Ltd...........        5,801       143,086
OneSteel, Ltd..................       20,167        42,064
Orica, Ltd.....................        5,158        90,572
OZ Minerals, Ltd...............       49,086        36,509
Rio Tinto, Ltd.................        3,105       131,034
Sims Metal Management, Ltd.....        3,981        85,321
                                               -----------
TOTAL AUSTRALIA................                  1,806,249
                                               -----------
AUSTRIA -- 0.8%
RHI AG (a).....................        2,419        43,634
Voestalpine AG.................        1,925        52,787
                                               -----------
TOTAL AUSTRIA..................                     96,421
                                               -----------
BELGIUM -- 1.1%
Tessenderlo Chemie NV..........        2,336        74,215
Umicore........................        2,455        55,681
                                               -----------
TOTAL BELGIUM..................                    129,896
                                               -----------
CANADA -- 16.1%
Agnico-Eagle Mines, Ltd........        2,000       105,515
Agrium, Inc....................        2,006        80,233
Barrick Gold Corp..............        9,949       335,388
ECU Silver Mining, Inc. (a)....        5,154         2,530
Eldorado Gold Corp. (a)........        8,703        78,536
Equinox Minerals, Ltd. (a).....       10,285        23,823
First Quantum Minerals, Ltd....        1,188        57,541
FNX Mining Co., Inc. (a).......        2,613        18,067
Forsys Metals Corp. (a)........        1,818         7,279
Gammon Gold, Inc. (a)..........          910         6,033
Gerdau Ameristeel Corp.........        4,328        29,888
GoldCorp., Inc.................        8,191       285,153
HudBay Minerals, Inc. (a)......        2,122        14,033
Inmet Mining Corp..............        1,036        38,064
Ivanhoe Mines, Ltd. (a)........        5,138        28,536
Kinross Gold Corp..............        7,102       129,644
Lundin Mining Corp. (a)........        8,646        24,940
Pan American Silver Corp. (a)..        2,065        38,354
Potash Corp. of Saskatchewan,
  Inc..........................        3,414       318,926
Sherritt International Corp....        7,017        31,661
Silver Wheaton Corp. (a).......        2,397        19,938
Sino-Forest Corp. (a)..........        1,958        20,906
Teck Cominco, Ltd. (Class
  B)(a)........................        5,735        91,604
Thompson Creek Metals Co., Inc.
  (a)..........................        1,340        13,731
Yamana Gold, Inc...............        7,394        65,832
                                               -----------
TOTAL CANADA...................                  1,866,155
                                               -----------
CHINA -- 0.9%
AMVIG Holdings, Ltd............       18,000        11,613
China Grand Forestry Green
  Resources Group, Ltd. (a)....      168,000         8,779
China Mining Resources Group,
  Ltd. (a).....................      120,000         6,890
China Rare Earth Holdings,
  Ltd..........................      108,000        21,182
Fushan International Energy
  Group, Ltd. (a)..............       82,000        45,285
Sino Union Petroleum & Chemical
  International, Ltd. (a)......       90,000        10,452
                                               -----------
TOTAL CHINA....................                    104,201
                                               -----------
DENMARK -- 0.9%
Novozymes A/S..................        1,261       102,368
                                               -----------
FINLAND -- 1.7%
Rautaruukki Oyj................        2,725        54,467
Stora Enso Oyj (a).............       12,871        67,881
UPM-Kymmene Oyj................        9,086        79,143
                                               -----------
TOTAL FINLAND..................                    201,491
                                               -----------
FRANCE -- 3.6%
Air Liquide SA.................        3,016       275,441
Eramet.........................           42        10,966
Lafarge SA (a).................        1,972       133,461
                                               -----------
TOTAL FRANCE...................                    419,868
                                               -----------
GERMANY -- 7.1%
BASF SE........................        8,429       334,944
K+S AG.........................        1,812       101,740
Lanxess AG.....................        2,231        55,264
Linde AG.......................        1,670       136,868
Salzgitter AG..................          766        67,066
ThyssenKrupp AG................        5,274       130,863
                                               -----------
TOTAL GERMANY..................                    826,745
                                               -----------
IRELAND -- 1.3%
CRH PLC........................        6,634       151,675
                                               -----------
ITALY -- 0.5%
Buzzi Unicem SpA...............        4,010        56,640
                                               -----------
JAPAN -- 19.5%
Asahi Kasei Corp...............       24,000       122,133
Denki Kagaku Kogyo Kabushiki
  Kaisha.......................       33,000        92,004
JFE Holdings, Inc..............        6,800       229,051
JSR Corp.......................        4,700        80,521
Kobe Steel, Ltd................       56,000       104,472
Mitsubishi Chemical Holdings
  Corp.........................       16,500        69,944
Mitsubishi Materials Corp......       24,000        74,872
Mitsubishi Rayon Co., Ltd......       27,000        78,634
Mitsui Chemicals, Inc..........       18,000        57,646
Mitsui Mining & Smelting Co.,
  Ltd. (a).....................       41,000       106,234
Nippon Steel Corp..............       68,000       260,766
Nitto Denko Corp...............        3,000        91,413
Shin-Etsu Chemical Co., Ltd....        4,400       204,301
Sumitomo Chemical Co., Ltd.....       21,000        94,678
Sumitomo Metal Industries,
  Ltd..........................       50,000       133,181
Sumitomo Metal Mining Co.,
  Ltd..........................        9,000       127,139
Taiheiyo Cement Corp...........       41,000        70,540
Teijin, Ltd....................       30,000        96,699
Toray Industries, Inc..........       21,000       107,084
Ube Industries, Ltd............       24,000        67,161
                                               -----------
TOTAL JAPAN....................                  2,268,473
                                               -----------
LUXEMBOURG -- 2.4%
ArcelorMittal..................        8,690       285,102
                                               -----------
NETHERLANDS -- 2.0%
Akzo Nobel NV..................        3,243       142,650
Koninklijke DSM NV.............        2,784        87,198
                                               -----------
TOTAL NETHERLANDS..............                    229,848
                                               -----------

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   -----------
NORWAY -- 0.9%
Norsk Hydro ASA (a)............        7,512   $    38,514
Yara International ASA.........        2,231        62,390
                                               -----------
TOTAL NORWAY...................                    100,904
                                               -----------
PAPUA NEW GUINEA -- 0.7%
Lihir Gold, Ltd. (a)...........       33,539        79,988
                                               -----------
PORTUGAL -- 0.6%
Semapa-Sociedade de
  Investimento e Gestao, SGPS,
  SA...........................        8,117        65,921
                                               -----------
SINGAPORE -- 0.2%
Delong Holdings, Ltd. (a)......        9,000         6,156
Jiutian Chemical Group, Ltd.
  (a)..........................      191,000        17,815
                                               -----------
TOTAL SINGAPORE................                     23,971
                                               -----------
SOUTH KOREA -- 1.5%
POSCo. ADR.....................        2,142       177,079
                                               -----------
SPAIN -- 0.7%
Cementos Portland Valderrivas
  SA...........................        1,679        77,834
                                               -----------
SWEDEN -- 1.1%
Boliden AB Mines...............        8,691        65,341
SSAB Svenskt Stal AB (Series
  A)...........................        5,957        69,005
                                               -----------
TOTAL SWEDEN...................                    134,346
                                               -----------
SWITZERLAND -- 5.7%
Givaudan SA....................          273       167,056
Holcim, Ltd. (a)...............        2,511       142,456
Syngenta AG....................        1,188       275,549
Xstrata PLC....................        6,750        73,067
                                               -----------
TOTAL SWITZERLAND..............                    658,128
                                               -----------
UNITED KINGDOM -- 13.2%
Anglo American PLC.............       14,280       414,722
Antofagasta PLC................        6,687        64,698
BHP Billiton PLC...............       23,240       522,041
Kazakhmys PLC..................        2,143        22,234
Lonmin PLC.....................        2,654        51,269
Randgold Resources, Ltd........        1,468        94,866
Rio Tinto PLC..................        9,488       328,913
Vedanta Resources PLC..........        1,433        30,396
                                               -----------
TOTAL UNITED KINGDOM...........                  1,529,139
                                               -----------
TOTAL COMMON STOCKS --
  (Cost $13,172,563)...........                 11,392,442
                                               -----------
RIGHTS -- 0.8%
AUSTRALIA -- 0.3%
Rio Tinto Ltd.
  (expiring 7/1/09) (a)........        1,630        31,508
                                               -----------
UNITED KINGDOM -- 0.5%
Rio Tinto PLC
  (expiring 7/1/09) (a)........        5,067        58,245
                                               -----------
TOTAL RIGHTS --
  (Cost $144,540)..............                     89,753
                                               -----------
SHORT TERM INVESTMENT -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $21,017)...............       21,017        21,017
                                               -----------
TOTAL INVESTMENTS -- 99.1% (b)
  (Cost $13,338,120)...........                 11,503,212
OTHER ASSETS AND
  LIABILITIES -- 0.9%..........                    105,549
                                               -----------
NET ASSETS -- 100.0%...........                $11,608,761
                                               ===========




   (a) Non-income producing security.
   (b) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Metals & Mining.......................       59.4%
Chemicals.............................       30.9
Construction Materials................        6.4
Paper & Forest Products...............        2.1
Containers & Packaging................        0.1
Short Term Investments................        0.2
Other Assets & Liabilities............        0.9
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------

COMMON STOCKS -- 99.4%
AUSTRALIA -- 1.3%
Computershare, Ltd..............       3,814   $   27,813
Iress Market Technology, Ltd....       4,705       27,577
                                               ----------
TOTAL AUSTRALIA.................                   55,390
                                               ----------
BELGIUM -- 0.4%
BarCo. NV (a)...................         425       14,540
                                               ----------
CANADA -- 5.9%
CGI Group, Inc. (Class A) (a)...       2,981       26,541
MacDonald Dettwiler &
  Associates, Ltd. (a)..........         533       12,162
Research In Motion, Ltd. (a)....       2,908      207,030
                                               ----------
TOTAL CANADA....................                  245,733
                                               ----------
CHINA -- 0.3%
ASM Pacific Technology, Ltd.....       2,700       13,883
                                               ----------
DENMARK -- 0.4%
SimCorp. A/S....................         116       17,982
                                               ----------
FINLAND -- 9.0%
F-Secure Oyj....................       4,948       17,143
Nokia Oyj.......................      21,568      315,835
TietoEnator Oyj.................       1,092       14,505
Vaisala Oyj (Class A)...........         635       22,445
                                               ----------
TOTAL FINLAND...................                  369,928
                                               ----------
FRANCE -- 3.4%
Alcatel-Lucent (a)..............      14,888       37,338
Atos Origin SA (a)..............         576       19,515
Cap Gemini SA...................         982       36,143
Groupe Steria SCA...............         786       14,409
Neopost SA......................         239       21,457
UbiSoft Entertainment SA (a)....         534       12,992
                                               ----------
TOTAL FRANCE....................                  141,854
                                               ----------
GERMANY -- 6.6%
Infineon Technologies AG (a)....       5,387       19,457
SAP AG..........................       4,862      195,521
Software AG.....................         304       21,495
United Internet AG (a)..........       1,378       16,120
Wincor Nixdorf AG...............         363       20,305
                                               ----------
TOTAL GERMANY...................                  272,898
                                               ----------
JAPAN -- 42.8%
Advantest Corp..................       1,600       29,020
Alps Electric Co., Ltd..........       2,000       10,883
Brother Industries, Ltd.........       1,900       16,857
Canon, Inc......................       6,600      216,158
Citizen Holdings Co., Ltd.......       2,400       12,313
CSK Holdings Corp. (a)..........       1,300        6,130
Dainippon Screen Manufacturing
  Co., Ltd. (a).................       5,000       17,308
Elpida Memory, Inc. (a).........         900        9,748
FUJIFILM Holdings Corp..........       2,200       69,772
Fujitsu, Ltd....................      12,000       65,419
Hirose Electric Co., Ltd........         300       32,026
Hitachi High-Technologies
  Corp..........................         900       15,363
Hitachi, Ltd....................      17,000       53,034
Horiba, Ltd.....................         700       16,868
Hoya Corp.......................       2,400       48,157
Ibiden Co., Ltd.................       1,000       28,139
IT Holdings Corp................       1,000       17,764
Japan Aviation Electronics
  Industry, Ltd.................       2,000       12,416
Japan Digital Laboratory Co.,
  Ltd...........................       1,700       21,566
Keyence Corp....................         200       40,835
Konami Corp.....................         800       15,347
Konica Minolta Holdings, Inc....       3,000       31,342
Kyocera Corp....................         900       67,814
Mitsumi Electric Co., Ltd.......       1,000       21,402
Murata Manufacturing Co., Ltd...       1,300       55,242
NEC Corp. (a)...................      13,000       51,065
Nichicon Corp...................       2,400       34,799
Nidec Corp......................         600       36,379
Nintendo Co., Ltd...............         600      165,601
Nippon Electric Glass Co.,
  Ltd...........................       3,000       33,643
Nomura Research Institute,
  Ltd...........................       1,000       22,231
NTT Data Corp...................          10       32,337
OBIC Co., Ltd...................         130       21,113
Oki Electric Industry Co., Ltd.
  (a)...........................      12,000       12,686
OMRON Corp......................       1,400       20,241
Ricoh Co., Ltd..................       3,000       38,711
Rohm Co., Ltd...................         700       51,003
Seiko Epson Corp................       1,000       16,324
Shimadzu Corp...................       2,000       16,002
SUMCo. Corp.....................       1,100       15,676
Taiyo Yuden Co., Ltd............       2,000       22,055
TDK Corp........................         800       37,643
Tokyo Electron, Ltd.............       1,000       48,401
Toshiba Corp....................      17,000       61,668
Trend Micro, Inc................         500       16,013
Yahoo! Japan Corp...............         104       33,145
Yamatake Corp...................         700       13,966
Yaskawa Electric Corp...........       3,000       19,962
Yokogawa Electric Corp..........       2,600       17,516
                                               ----------
TOTAL JAPAN.....................                1,769,103
                                               ----------
NETHERLANDS -- 2.4%
ASM International NV (a)........         631        9,214
ASML Holding NV.................       2,624       56,717
Gemalto NV (a)..................         758       26,219
Oce NV..........................       1,456        7,799
                                               ----------
TOTAL NETHERLANDS...............                   99,949
                                               ----------
NORWAY -- 0.5%
Tandberg ASA....................       1,278       21,493
                                               ----------
SINGAPORE -- 1.0%
Flextronics International, Ltd.
  (a)...........................       5,628       23,131
Venture Corp., Ltd..............       4,000       19,290
                                               ----------
TOTAL SINGAPORE.................                   42,421
                                               ----------
SOUTH KOREA -- 13.5%
LG Display Co., Ltd. ADR........       5,009       62,562
Samsung Electronics Co., Ltd.
  GDR (b).......................       2,131      497,056
                                               ----------
TOTAL SOUTH KOREA...............                  559,618
                                               ----------
SPAIN -- 1.3%
Amper, SA (a)...................       1,605       14,633
Indra Sistemas, SA..............       1,728       37,387
                                               ----------
TOTAL SPAIN.....................                   52,020
                                               ----------
SWEDEN -- 4.4%
Telefonaktiebolaget LM Ericsson
  (Class B).....................      18,605      181,779
                                               ----------
SWITZERLAND -- 1.7%
Logitech International SA (a)...       1,221       16,897
STMicroelectronics NV...........       5,520       41,307

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
Temenos Group AG (a)............         617   $   10,495
                                               ----------
TOTAL SWITZERLAND...............                   68,699
                                               ----------
UNITED KINGDOM -- 4.5%
ARM Holdings PLC................      13,267       26,164
Autonomy Corp. PLC (a)..........       1,542       36,492
Aveva Group PLC.................         753        8,885
Dimension Data Holdings PLC.....      22,332       21,883
Diploma PLC.....................       6,318       13,838
Logica PLC......................      13,367       17,391
Misys PLC.......................       7,400       21,022
Spectris PLC....................       1,427       12,960
The Sage Group PLC..............       9,428       27,653
                                               ----------
TOTAL UNITED KINGDOM............                  186,288
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $5,512,458).............                4,113,578
                                               ----------
SHORT TERM INVESTMENTS -- 1.0%
UNITED STATES -- 1.0%
MONEY MARKET FUND -- 1.0%
STIC Prime Portfolio
  (Cost $40,158)................      40,158       40,158
                                               ----------
TOTAL INVESTMENTS -- 100.4% (c)
  (Cost $5,552,616).............                4,153,736
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.........                  (15,223)
                                               ----------
NET ASSETS -- 100.0%............               $4,138,513
                                               ==========




   (a) Non-income producing security.
   (b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 12.0% of net assets as of June 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Electronic Equipment & Instruments....       22.2%
Semiconductors & Semiconductor
  Equipment...........................       20.2
Communications Equipment..............       18.8
Software..............................       14.0
IT Services...........................        8.2
Office Electronics....................        8.0
Computers & Peripherals...............        6.8
Internet Software & Services..........        1.2
Short Term Investments................        1.0
Other Assets & Liabilities............       (0.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------

COMMON STOCKS -- 98.8%
AUSTRALIA -- 1.4%
Telstra Corp., Ltd.............       21,156   $   57,981
                                               ----------
AUSTRIA -- 1.3%
Telekom Austria AG.............        3,244       50,689
                                               ----------
BELGIUM -- 2.1%
Belgacom SA....................        1,557       49,652
Mobistar SA....................          294       18,111
Telenet Group Holding NV (a)...          854       18,112
                                               ----------
TOTAL BELGIUM..................                    85,875
                                               ----------
CANADA -- 5.4%
BCE, Inc.......................        2,175       44,935
Bell Aliant Regional
  Communications Income Fund...          544       12,343
Rogers Communications, Inc.....        4,368      112,476
Telus Corp.....................        1,269       32,740
Telus Corp. (non -- voting)....          544       14,451
                                               ----------
TOTAL CANADA...................                   216,945
                                               ----------
CHINA -- 0.1%
Hutchison Telecommunications
  International, Ltd...........       20,000        4,697
                                               ----------
FINLAND -- 0.6%
Elisa Oyj......................        1,450       23,857
                                               ----------
FRANCE -- 6.3%
France Telecom SA..............       10,346      234,511
Iliad SA.......................          177       17,165
                                               ----------
TOTAL FRANCE...................                   251,676
                                               ----------
GERMANY -- 5.3%
Deutsche Telekom AG............       18,220      214,673
                                               ----------
ITALY -- 4.5%
Telecom Italia SpA (b).........       89,746      123,994
Telecom Italia SpA (b).........       58,561       57,457
                                               ----------
TOTAL ITALY....................                   181,451
                                               ----------
JAPAN -- 15.1%
KDDI Corp......................           26      137,970
Nippon Telegraph & Telephone
  Corp.........................        4,100      166,575
NTT DoCoMo, Inc................          121      177,076
Softbank Corp..................        6,300      122,885
                                               ----------
TOTAL JAPAN....................                   604,506
                                               ----------
LUXEMBOURG -- 1.1%
COLT Telecom Group SA (a)......        5,970       10,668
Millicom International Cellular
  SA (a).......................          631       35,500
                                               ----------
TOTAL LUXEMBOURG...............                    46,168
                                               ----------
NETHERLANDS -- 4.6%
Koninklijke Royal KPN NV.......       13,422      184,480
                                               ----------
NEW ZEALAND -- 0.4%
Telecom Corp.oration of New
  Zealand, Ltd.................        8,665       15,324
                                               ----------
NORWAY -- 1.4%
Telenor ASA (a)................        7,362       56,560
                                               ----------
PORTUGAL -- 2.1%
Portugal Telecom, SGPS SA......        8,768       85,732
                                               ----------
SINGAPORE -- 3.5%
Singapore Telecommunications,
  Ltd..........................       63,000      130,584
StarHub, Ltd...................        7,000       10,350
                                               ----------
TOTAL SINGAPORE................                   140,934
                                               ----------
SOUTH KOREA -- 2.3%
KT Corp. ADR...................        2,577       37,006
SK Telecom Co., Ltd. ADR.......        3,538       53,600
                                               ----------
TOTAL SOUTH KOREA..............                    90,606
                                               ----------
SPAIN -- 16.2%
Telefonica SA..................       28,759      650,262
                                               ----------
SWEDEN -- 3.0%
Tele2 AB (Class B).............        2,608       26,222
TeliaSonera AB.................       18,317       95,748
                                               ----------
TOTAL SWEDEN...................                   121,970
                                               ----------
SWITZERLAND -- 1.6%
Swisscom AG....................          205       62,864
                                               ----------
UNITED KINGDOM -- 20.5%
BT Group PLC...................       61,474      102,757
Cable & Wireless PLC...........       21,211       46,494
Inmarsat PLC...................        4,056       36,437
Vodafone Group PLC.............      330,117      637,161
                                               ----------
TOTAL UNITED KINGDOM...........                   822,849
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $5,259,208)............                 3,970,099
                                               ----------
SHORT TERM INVESTMENTS -- 3.0%
UNITED STATES -- 3.0%
MONEY MARKET FUND -- 3.0%
STIC Prime Portfolio
  (Cost $118,492)..............      118,492      118,492
                                               ----------
TOTAL INVESTMENTS -- 101.8% (c)
  (Cost $5,377,700)............                 4,088,591
OTHER ASSETS AND
  LIABILITIES -- (1.8)%........                   (72,187)
                                               ----------
NET ASSETS -- 100.0%...........                $4,016,404
                                               ==========




   (a) Non-income producing security.
   (b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)
   ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Diversified Telecommunication
  Services............................       66.2%
Wireless Telecommunication Services...       32.6
Short Term Investments................        3.0
Other Assets & Liabilities............       (1.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------

COMMON STOCKS -- 99.4%
AUSTRALIA -- 2.0%
AGL Energy, Ltd.................       4,029   $   43,810
APA Group.......................      10,394       23,108
Envestra, Ltd...................      35,356       13,863
                                               ----------
TOTAL AUSTRALIA.................                   80,781
                                               ----------
AUSTRIA -- 0.8%
Oesterreichische
  Elektrizitaetswirtschafts AG..         625       31,805
                                               ----------
CANADA -- 2.4%
ATCO, Ltd.......................         733       24,836
Fortis, Inc.....................       1,605       35,117
TransAlta Corp..................       1,816       34,886
                                               ----------
TOTAL CANADA....................                   94,839
                                               ----------
CHINA -- 5.7%
CLP Holdings, Ltd...............      12,500       82,903
Hong Kong & China Gas Co.,
  Ltd...........................      35,000       73,612
HongKong Electric Holdings,
  Ltd...........................      13,000       72,296
                                               ----------
TOTAL CHINA.....................                  228,811
                                               ----------
FINLAND -- 1.7%
Fortum Oyj......................       2,955       67,229
                                               ----------
FRANCE -- 13.9%
Electricite de France...........       1,771       86,136
GDF Suez........................       9,566      356,107
Sechilienne SA..................         305       10,571
Suez Environnement SA...........       1,432       24,997
Veolia Environnement............       2,680       78,904
                                               ----------
TOTAL FRANCE....................                  556,715
                                               ----------
GERMANY -- 17.2%
E.ON AG.........................      12,607      445,971
RWE AG..........................       3,112      244,835
                                               ----------
TOTAL GERMANY...................                  690,806
                                               ----------
ITALY -- 8.1%
A2A SpA.........................      13,472       24,547
Enel SpA........................      43,484      211,645
Hera SpA........................       7,327       17,810
Snam Rete Gas SpA...............       7,242       31,769
Terna -- Rete Elettrica
  Nationale SpA.................      11,332       37,750
                                               ----------
TOTAL ITALY.....................                  323,521
                                               ----------
JAPAN -- 19.4%
Chubu Electric Power Co., Inc...       4,500      104,006
Electric Power Development Co.,
  Ltd...........................       1,300       36,918
Hokuriku Electric Power Co......       1,394       31,857
Kyushu Electric Power Co.,
  Inc...........................       3,400       73,120
Osaka Gas Co., Ltd..............      16,000       51,075
The Chugoku Electric Power Co.,
  Inc...........................       1,992       41,601
The Kansai Electric Power Co.,
  Inc...........................       5,012      110,645
The Tokyo Electric Power Co.,
  Inc...........................       7,619      195,835
Tohoku Electric Power Co.,
  Inc...........................       3,380       70,588
Tokyo Gas Co., Ltd..............      17,000       60,787
                                               ----------
TOTAL JAPAN.....................                  776,432
                                               ----------
NEW ZEALAND -- 0.4%
Vector, Ltd.....................      11,862       15,676
                                               ----------
PORTUGAL -- 1.4%
EDP -- Energias de Portugal SA..      13,897       54,443
                                               ----------
SPAIN -- 12.4%
Acciona SA......................         205       25,189
EDP Renovaveis SA (a)...........       2,285       23,397
Enagas..........................       2,028       39,867
Gas Natural SDG SA..............       3,859       70,204
Iberdrola Renovables SA (a).....       6,025       27,508
Iberdrola SA....................      33,157      268,814
Red Electrica Corp.oracion SA...         906       40,933
                                               ----------
TOTAL SPAIN.....................                  495,912
                                               ----------
SWITZERLAND -- 0.3%
BKW FMB Energie AG..............         153       11,255
                                               ----------
UNITED KINGDOM -- 13.7%
Centrica PLC....................      35,616      130,799
Drax Group PLC..................       2,651       19,166
International Power PLC.........      10,723       42,029
National Grid PLC...............      16,401      147,879
Pennon Group PLC................       3,054       24,280
Scottish & Southern Energy PLC..       5,986      112,283
Severn Trent PLC................       1,919       34,574
United Utilities Group PLC......       4,841       39,623
                                               ----------
TOTAL UNITED KINGDOM............                  550,633
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $5,692,604).............                3,978,858
                                               ----------
SHORT TERM INVESTMENT -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
STIC Prime Portfolio
  (Cost $963)...................         963          963
                                               ----------
TOTAL INVESTMENTS -- 99.4% (c)
  (Cost $5,693,567).............                3,979,821
OTHER ASSETS AND
  LIABILITIES -- 0.6%...........                   25,939
                                               ----------
NET ASSETS -- 100.0%............               $4,005,760
                                               ==========




   (a) Non-income producing security.
   (b) Amount shown represents less than 0.05% of net assets.
   (c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2009*

                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Electric Utilities....................       55.2%
Multi-Utilities.......................       28.7
Gas Utilities.........................        9.1
Independent Power Producers & Energy
  Traders.............................        4.9
Water Utilities.......................        1.5
Short Term Investments................        0.0**
Other Assets & Liabilities............        0.6
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
**    Amount shown represents less than 0.05% of net assets.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been delisted from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Funds' investments as of June 30, 2009:

                                                                 LEVEL 2 --       LEVEL 3 --
                                               LEVEL 1 --    OTHER SIGNIFICANT    SIGNIFICANT
                                                 QUOTED          OBSERVABLE      UNOBSERVABLE
SPDR INDEX SHARES FUNDS                          PRICES            INPUTS           INPUTS          TOTAL
-----------------------                       ------------   -----------------   ------------   ------------
SPDR DJ STOXX 50 ETF........................  $ 56,234,275        $     --            $--       $ 56,234,275
SPDR DJ EURO STOXX 50 ETF...................   182,326,533              --*            --        182,326,533
SPDR S&P Emerging Asia Pacific ETF..........   348,433,225              --             --        348,433,225
SPDR S&P China ETF..........................   371,987,656              --             --        371,987,656
SPDR S&P Emerging Markets ETF...............    73,069,359              --             --         73,069,359
SPDR S&P BRIC 40 ETF........................   287,756,161              --             --        287,756,161
SPDR S&P Emerging Europe ETF................    78,738,996              --             --         78,738,996
SPDR S&P Emerging Latin America ETF.........   106,834,120              --             --        106,834,120
SPDR S&P Emerging Middle East & Africa ETF..   110,539,417              --             --        110,539,417

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 LEVEL 2 --       LEVEL 3 --
                                               LEVEL 1 --    OTHER SIGNIFICANT    SIGNIFICANT
                                                 QUOTED          OBSERVABLE      UNOBSERVABLE
SPDR INDEX SHARES FUNDS                          PRICES            INPUTS           INPUTS          TOTAL
-----------------------                       ------------   -----------------   ------------   ------------
SPDR S&P World ex-US ETF....................    85,352,807              --*            --**       85,352,807
SPDR S&P International Small Cap ETF........   374,488,003         130,396             --**      374,618,399
SPDR Dow Jones International Real Estate
  ETF.......................................   726,353,578              --             --**      726,353,578
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF...................................    79,583,978              --             --         79,583,978
SPDR MSCI ACWI ex-US ETF....................   270,364,263              --*            --        270,364,263
SPDR Russell/Nomura PRIME Japan ETF.........    17,695,929              --             --         17,695,929
SPDR Russell/Nomura Small Cap Japan ETF.....    71,885,366              --             --**       71,885,366
SPDR S&P International Dividend ETF.........    69,589,828              --             --         69,589,828
SPDR S&P International Mid Cap ETF..........    16,631,015              --             --         16,631,015
SPDR S&P Emerging Markets Small Cap ETF.....    25,510,632              --             --**       25,510,632
SPDR Dow Jones Global Real Estate ETF.......    47,096,042              --             --**       47,096,042
SPDR S&P International Consumer
  Discretionary Sector ETF..................     4,116,029              --             --          4,116,029
SPDR S&P International Consumer Staples
  Sector ETF................................     4,597,977              --             --          4,597,977
SPDR S&P International Energy Sector ETF....     4,530,049              --             --          4,530,049
SPDR S&P International Financial Sector
  ETF.......................................     3,382,160              --*            --          3,382,160
SPDR S&P International Health Care Sector
  ETF.......................................     4,859,123              --             --          4,859,123
SPDR S&P International Industrial Sector
  ETF.......................................     3,874,429              --             --          3,874,429
SPDR S&P International Materials Sector
  ETF.......................................    11,503,212              --             --         11,503,212
SPDR S&P International Technology Sector
  ETF.......................................     4,153,736              --             --          4,153,736
SPDR S&P International Telecommunications
  Sector ETF................................     4,088,591              --             --          4,088,591
SPDR S&P International Utilities Sector
  ETF.......................................     3,979,821              --             --          3,979,821
 *  Fund held Level 2 securities that were valued at $0 at June 30, 2009.
**  Fund held Level 3 securities that were valued at $0 at June 30, 2009.
                                                                 LEVEL 2 --       LEVEL 3 --
                                               LEVEL 1 --    OTHER SIGNIFICANT    SIGNIFICANT
SPDR INDEX SHARES FUNDS - OTHER FINANCIAL        QUOTED          OBSERVABLE      UNOBSERVABLE
INSTRUMENTS *                                    PRICES            INPUTS           INPUTS          TOTAL
-----------------------------------------     ------------   -----------------   ------------   ------------
SPDR S&P Emerging Asia Pacific ETF..........  $       (999)       $     --            $--       $       (999)
SPDR S&P Emerging Markets ETF...............        (2,767)             --             --             (2,767)



    * Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2009:

                                                                                                                   NET CHANGE IN
                                                                REALIZED                                            UNREALIZED
                                                               GAIN (LOSS)                                         APPRECIATION/
                                                  ACCRUED      AND CHANGE                     NET                 (DEPRECIATION)
                                     BALANCES    DISCOUNTS    IN UNREALIZED       NET      TRANSFERS   BALANCE   FROM INVESTMENTS
SPDR INDEX SHARES FUNDS - LEVEL 3       AT      (AMORTIZED    APPRECIATION/   PURCHASES/    IN AND/       AT        STILL HELD
SECURITIES                            9/30/08    PREMIUMS)   (DEPRECIATION)     (SALES)      OR OUT    6/30/09      AT 6/30/09
---------------------------------    --------   ----------   --------------   ----------   ---------   -------   ----------------
SPDR S&P World ex-US ETF*..........     --          --           (16,585)        4,539       12,046       --          (16,585)
SPDR S&P International Small Cap
  ETF*.............................     --          --          (814,312)       50,563      763,749       --          122,474
SPDR Dow Jones International Real
  Estate ETF*......................     --          --                --            --           --       --               --
SPDR Russell/Nomura Small Cap Japan
  ETF*.............................     --          --                --            --           --       --               --
SPDR S&P Emerging Markets Small Cap
  ETF*.............................     --          --                --            --           --       --               --
SPDR Dow Jones Global Real Estate
  ETF*.............................     --          --                --            --           --       --               --



*   Funds held Level 3 securities that were valued at $0 at June 30, 2009.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the schedule of investments, which also includes a breakdown of the Funds' investment by industry.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at June 30, 2009.

                                                    INTEREST    FOREIGN
                                                      RATE      EXCHANGE     CREDIT      EQUITY    COMMODITY     OTHER
                                                   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
                                                      RISK        RISK        RISK        RISK        RISK        RISK      TOTAL
                                                   ---------   ---------   ---------   ---------   ---------   ---------   -------
SPDR S&P Emerging Asia Pacific
  ETF.........................  Futures Contract       --          --          --       $  (999)       --          --      $  (999)
SPDR S&P Emerging Markets
  ETF.........................  Futures Contract       --          --          --       $(2,767)       --          --      $(2,767)


Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, SSgA Funds Management, Inc. may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

TRANSACTIONS WITH AFFILIATES

Each Fund invests its cash collateral for securities lending, if any, in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund managed by SSgA Funds Management, Inc., each Fund's investment adviser. Amounts relating to these investments at June 30, 2009 and for the period then ended were as follows:

                                         VALUE AT     PURCHASED                    SOLD                    VALUE AT
FUND                                      9/30/08        COST        SHARES      PROCEEDS      SHARES      6/30/09      INCOME
----                                   ------------  -----------  -----------  -----------  -----------  -----------  ----------
SPDR DJ STOXX 50 ETF.................  $  1,426,057   22,678,001   22,678,001   22,024,515   22,024,515    2,079,543  $   49,284
SPDR DJ EURO STOXX 50 ETF............     5,351,935  108,379,096  108,379,096   99,914,176   99,914,176   13,816,855     264,970
SPDR S&P Emerging Asia Pacific ETF...     6,821,576   65,494,848   65,494,848   60,059,607   60,059,607   12,256,817      56,038
SPDR S&P China ETF...................     3,900,607   43,524,734   43,524,734   37,002,851   37,002,851   10,422,490      60,703
SPDR S&P Emerging Markets ETF........     2,859,970   33,710,392   33,710,392   30,936,137   30,936,137    5,634,225      37,911
SPDR S&P BRIC 40 ETF.................    14,901,275  105,471,945  105,471,945  100,057,296  100,057,296   20,315,924      96,160
SPDR S&P Emerging Europe ETF.........     3,774,091   25,678,536   25,678,536   25,620,073   25,620,073    3,832,554      39,391
SPDR S&P Emerging Latin America ETF..     8,828,249  100,170,095  100,170,095   91,587,476   91,587,476   17,410,868      87,431
SPDR S&P Emerging Middle East &
  Africa ETF.........................     1,202,100   19,348,151   19,348,151   19,688,675   19,688,675      861,576      13,608
SPDR S&P World ex-US ETF.............     2,150,629   20,961,410   20,961,410   12,575,015   12,575,015   10,537,023      80,145
SPDR S&P International Small Cap
  ETF................................    48,309,606   81,364,679   81,364,679   95,738,811   95,738,811   33,935,474     632,515
SPDR Dow Jones International Real
  Estate ETF.........................   122,547,301  360,563,189  360,563,189  379,498,384  379,498,384  103,612,106   1,279,741
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF.............    15,292,308   80,756,980   80,756,980   81,172,842   81,172,842   14,876,446     151,593
SPDR MSCI ACWI ex-US ETF.............    28,071,322   86,710,566   86,710,566   86,039,240   86,039,240   28,742,648     352,680
SPDR Russell/Nomura PRIME Japan ETF..     5,538,108   10,961,638   10,961,638   13,124,470   13,124,470    3,375,276      23,629
SPDR Russell/Nomura Small Cap Japan
  ETF................................    20,878,980   38,597,152   38,597,152   47,551,154   47,551,154   11,924,978     263,886
SPDR S&P International Dividend ETF..     4,529,771   29,398,054   29,398,054   27,319,699   27,319,699    6,608,126     156,704
SPDR S&P International Mid Cap ETF...       479,486    5,543,368    5,543,368    3,318,174    3,318,174    2,704,680      14,015
SPDR S&P Emerging Markets Small Cap
  ETF................................        20,014      524,797      524,797      424,602      424,602      120,209       1,001
SPDR Dow Jones Global Real Estate
  ETF................................       499,627   10,144,901   10,144,901    7,607,642    7,607,642    3,036,886      26,847

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2009 were as follows:

                                                                     GROSS          GROSS      NET UNREALIZED
                                                   IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION/
                                                      COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                 -------------   ------------   ------------   --------------
SPDR DJ STOXX 50 ETF...........................     87,386,015        60,359      31,212,099     (31,151,740)
SPDR DJ EURO STOXX 50 ETF......................    279,920,627           181      97,594,275     (97,594,094)
SPDR S&P Emerging Asia Pacific ETF.............    359,076,530    18,363,681      29,006,986     (10,643,305)
SPDR S&P China ETF.............................    369,811,058    27,061,987      24,885,389       2,176,598
SPDR S&P Emerging Markets ETF..................     78,222,340     3,880,891       9,033,872      (5,152,981)
SPDR S&P BRIC 40 ETF...........................    349,968,518     4,623,190      66,835,547     (62,212,357)
SPDR S&P Emerging Europe ETF...................    117,203,024     1,139,158      39,603,186     (38,464,028)
SPDR S&P Emerging Latin America ETF............    135,871,645     1,057,707      30,095,232     (29,037,525)
SPDR S&P Emerging Middle East & Africa ETF.....    141,270,685     2,512,544      33,243,812     (30,731,268)
SPDR S&P World ex-US ETF.......................     91,523,397     2,423,621       8,594,211      (6,170,590)
SPDR S&P International Small Cap ETF...........    506,316,617    10,296,258     141,994,476    (131,698,218)
SPDR Dow Jones International Real Estate ETF...  1,159,958,677     7,070,315     440,675,414    (433,605,099)
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF..........................................    108,218,339       160,819      28,795,180     (28,634,361)
SPDR MSCI ACWI ex-US ETF.......................    359,896,956     2,946,597      92,479,290     (89,532,693)
SPDR Russell/Nomura PRIME Japan ETF............     23,100,338       316,789       5,721,198      (5,404,409)
SPDR Russell/Nomura Small Cap Japan ETF........     89,740,655     2,964,211      20,819,500     (17,855,289)
SPDR S&P International Dividend ETF............     68,434,312     5,859,729       4,704,213      (1,155,516)
SPDR S&P International Mid Cap ETF.............     17,198,914       785,760       1,353,659        (567,899)
SPDR S&P Emerging Markets Small Cap ETF........     24,997,890     2,161,936       1,649,194         512,742
SPDR Dow Jones Global Real Estate ETF..........     48,338,260     2,489,265       3,731,483      (1,242,218)
SPDR S&P International Consumer Discretionary
  Sector ETF...................................      5,105,230       128,264       1,117,465        (989,201)
SPDR S&P International Consumer Staples Sector
  ETF..........................................      5,420,153        44,196         866,372        (822,176)
SPDR S&P International Energy Sector ETF.......      6,248,484       100,234       1,818,669      (1,718,435)
SPDR S&P International Financial Sector ETF....      4,260,472       166,568       1,044,880        (878,312)
SPDR S&P International Health Care Sector ETF..      6,173,417        25,249       1,339,543      (1,314,294)
SPDR S&P International Industrial Sector ETF...      5,466,355        55,544       1,647,470      (1,591,926)
SPDR S&P International Materials Sector ETF....     13,338,120       159,785       1,994,693      (1,834,908)
SPDR S&P International Technology Sector ETF...      5,552,616        58,969       1,457,849      (1,398,880)
SPDR S&P International Telecommunications
  Sector ETF...................................      5,377,700        12,929       1,302,038      (1,289,109)
SPDR S&P International Utilities Sector ETF....      5,693,567        17,041       1,730,787      (1,713,746)


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is available on the Fund's website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) Index Shares Funds

By: /s/ James E. Ross
    ------------------------------
    James E. Ross
    President

By: /s/ Gary L. French
    ------------------------------
    Gary L. French
    Treasurer

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James E. Ross
    ------------------------------
    James E. Ross
    President

By: /s/ Gary L. French
    ------------------------------
    Gary L. French
    Treasurer

Date: August 20, 2009